UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE AB PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2018

Date of reporting period: February 28, 2018

ITEM 1. REPORTS TO STOCKHOLDERS.

FEB    02.28.18

SEMI-ANNUAL REPORT

AB ALL MARKET TOTAL RETURN PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB All Market Total Return Portfolio (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

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SEMI-ANNUAL REPORT

April 16, 2018

This report provides management’s discussion of fund performance for AB All Market Total Return Portfolio for the semi-annual reporting period ended February 28, 2018.

Effective April 24, 2017, the Fund changed its name from AB Balanced Wealth Strategy to AB All Market Total Return Portfolio, and made certain material changes to its principal strategies, including the elimination of relatively static asset allocation targets for investment. Accordingly, the performance shown for periods prior to April 24, 2017 is based on the Fund’s prior principal strategies and may not be representative of the Fund’s performance under its current principal strategies.

The Fund’s investment objective is to achieve the highest total return consistent with the Adviser’s determination of reasonable risk.

NAV RETURNS AS OF FEBRUARY 28, 2018 (unaudited)

	6 Months	12 Months
AB ALL MARKET TOTAL RETURN PORTFOLIO[1]
Class A Shares	0.14%	5.30%
Class B Shares[2]	-0.27%	4.48%
Class C Shares	-0.23%	4.51%
Advisor Class Shares[3]	0.24%	5.51%
Class R Shares[3]	-0.04%	4.83%
Class K Shares[3]	0.08%	5.17%
Class I Shares[3]	0.27%	5.56%
Primary Benchmark: MSCI ACWI (net)[4]	9.07%	18.79%
Bloomberg Barclays Global Aggregate Bond Index (USD hedged)	-0.60%	1.57%
S&P 500 Index	10.84%	17.10%
Bloomberg Barclays US Aggregate Bond Index	-2.18%	0.51%
Blended Benchmark: 65% S&P 500 Index / 35% Bloomberg Barclays US Aggregate Bond Index	6.18%	11.10%

1	Includes the impact of proceeds received and credited to the Fund resulting from class-action settlements, which enhanced the performance of all share classes of the Fund for the six- and 12-month periods ended February 28, 2018, by 0.02% and 0.05%, respectively.

2	Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for additional information.

3	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

4	Effective April 24, 2017, in connection with the changes in investment strategy, the broad-based index of the Fund used for comparison purposes has changed from the S&P 500 Index to the MSCI ACWI (net) because the new index more closely reflects the Fund’s investments.

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INVESTMENT RESULTS

The preceding table shows the Fund’s performance compared to its primary benchmark, the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) net, and the Bloomberg Barclays Global Aggregate Bond Index (USD hedged), for the six- and 12-month periods ended February 28, 2018. Also included are the Fund’s previous benchmarks, the Standard and Poor’s (“S&P”) 500 Index, the Bloomberg Barclays US Aggregate Bond Index and the blended benchmark, composed of 65% S&P 500 Index / 35% Bloomberg Barclays US Aggregate Bond Index.

For both periods, all share classes of the Fund underperformed the primary benchmark, the S&P 500 Index, and the blended benchmark, but outperformed the Bloomberg Barclays Global Aggregate Bond Index (USD hedged) and the Bloomberg Barclays US Aggregate Bond Index, before sales charges. Equity markets increased significantly during both periods; the Fund’s more diversified approach, which balances exposures to equities, bonds, commodities and alternative strategies, lagged the all-equity benchmark.

During the six-month period, fixed-income and non-traditional assets detracted from performance while equity holdings contributed, relative to the benchmark. While overall allocations within non-traditional assets and active equities contributed, security selection detracted.

During the pre-transition period from March 1, 2017 through March 31, 2017, all underlying investment strategies or mutual funds (collectively, “Underlying Portfolios”) except US Value Portfolio, Small-Mid Cap Value Portfolio, High Yield Portfolio and Multi-Asset Real Return Portfolio, contributed to absolute returns. Versus their respective style benchmarks, all Underlying Portfolios outperformed, except US Value Portfolio, High Yield Portfolio, Multi-Asset Real Return Portfolio and Volatility Management Portfolio.

The transition of this Fund occurred during April 2017, and therefore specific performance attribution information for April is not materially relevant. During the month, the Fund underperformed its primary benchmark, but outperformed the Bloomberg Barclays Global Aggregate Bond Index (USD hedged).

During the post-transition period from May 1, 2017 through February 28, 2018, non-traditional and fixed-income assets detracted from performance while equity holdings contributed. Security selection within non-traditional and fixed-income assets detracted. Within equities, asset allocation and security selection in active management contributed to performance. Asset allocation within non-traditional assets also contributed.

The Fund utilized derivatives for hedging and investment purposes in the form of currency forwards, total return swaps, variance swaps and purchased

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options, which detracted from absolute performance for both periods, while written options and written swaptions contributed for both periods; interest rate swaps, inflation swaps and purchased swaptions contributed for the six-month period, but detracted for the 12-month period; futures and credit default swaps detracted for the six-month period, but contributed for the 12-month period.

MARKET REVIEW AND INVESTMENT STRATEGY

During the six-month period ended February 28, 2018, equities rallied amid strong corporate earnings and robust global growth data. Tax reform in the US propelled stocks higher, before and after the Tax Cuts and Jobs Act was signed into law. However, improving economic data became a cause of concern for investors toward the end of the period, after the US saw its best year-over-year growth rate in wages since June 2009. Investor sentiment was weighed down by fears regarding a potential acceleration in inflation and the risk of the US Federal Reserve tightening monetary policy faster than expected and driving bond yields higher. In February, global equities declined significantly for the first time since early 2016, before recovering modestly.

Global bonds were volatile over the period. Within emerging markets, local-currency debt and corporates rallied on improving oil prices and positive global growth, while higher global rates weighed on hard-currency debt. Investment-grade credit fell, lagging the positive returns of emerging-market local-currency government bonds, developed-market treasuries and global high yield. While developed-market treasury yields generally rose, yields in Italy, Spain and Japan moved in different directions (bond yields move inversely to price).

INVESTMENT POLICIES

The Adviser allocates the Fund’s investments primarily among a number of asset classes, including equity securities, fixed-income securities, and a number of alternative asset classes and alternative investment strategies. The Fund pursues a global strategy, typically investing in securities of issuers located in the United States and in other countries throughout the world, including emerging-market countries. Under normal circumstances, at least 40% of the Fund’s net assets will be invested in securities of non-US issuers.

Equity securities will primarily be large-capitalization securities, but will include small- and mid-capitalization securities to a lesser extent, and will include derivatives related to equity securities. In selecting equity securities for the Fund, the Adviser will use fundamental and quantitative analysis with the goal of generating returns primarily from security selection rather than price movements in equity securities generally.

(continued on next page)

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Fixed-income securities include corporate and sovereign debt securities as well as interest rate derivatives and credit derivatives such as credit default swaps. Fixed-income securities also include debt securities with lower credit ratings (commonly known as “junk bonds”). In selecting fixed-income securities for the Fund, the Adviser will attempt to take advantage of inefficiencies that it believes exist in the global fixed-income markets. These inefficiencies arise from investor behavior, market complexity and the investment limitations to which investors are subject.

Alternative investments include various instruments the returns on which are expected to have low correlation with returns on equity and fixed-income securities, such as commodities and related derivatives, real estate-related securities and inflation-indexed securities. In order to gain exposure to certain alternative investment strategies using various asset classes, the Adviser intends to invest a portion of the Fund’s assets in the AB All Market Alternative Return Portfolio (the “Underlying Portfolio”), a registered investment company advised by the Adviser.

The Adviser will adjust the Fund’s asset class exposure utilizing both fundamental analysis and the Adviser’s Dynamic Asset Allocation (“DAA”) approach. DAA comprises a series of analytical and forecasting tools employed by the Adviser to gauge fluctuations in the risk/return profile of various asset classes. DAA seeks to adjust the Fund’s investment exposure in changing market conditions and thereby reduce overall portfolio volatility by mitigating the effects of market fluctuations, while preserving consistent long-term return potential. For example, the Adviser may seek to reduce the Fund’s risk exposure to one or more assets classes when DAA suggests that market risks relevant to those asset classes are rising but return opportunities are declining. In addition to merely increasing or decreasing asset class exposure by buying or selling securities of that asset class, the Adviser may pursue DAA implementation for the Fund by utilizing derivatives.

The Adviser intends to utilize a variety of derivatives in its management of the Fund. As noted above, the Adviser may use derivatives to gain exposure to various asset classes, and may cause the Fund to enter into derivatives in making the adjustments called for by DAA. As a result of the use of derivatives, the Fund will frequently be leveraged, with net investment exposure substantially in excess of net assets.

While the Fund may seek to gain exposure to physical commodities traded in the commodities markets through investments in a variety of derivative instruments, the Adviser expects that the Fund will seek to gain such exposure to commodities and commodities-related instruments and derivatives primarily through investments in AB All Market

(continued on next page)

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Total Return Portfolio (Cayman), Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Adviser and has the same investment objective and substantially similar investment policies and restrictions as the Fund except that the Subsidiary, unlike the Fund, may invest, without limitation, in commodities and commodities-related instruments. The Fund will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests, to the extent of its investment in the Subsidiary. The Fund limits its investment in the Subsidiary to no more than 25% of its total assets. Investment in the Subsidiary is expected to provide the Fund with commodity exposure within the limitations of federal tax requirements that apply to the Fund.

Currency exchange rate fluctuations can have a dramatic impact on returns. The Fund’s foreign currency exposures will come from investment in securities priced or denominated in foreign currencies and from direct holdings in foreign currencies and currency-related derivatives. The Adviser may seek to hedge all or a portion of the currency exposure resulting from Fund investments or decide not to hedge this exposure. The Adviser may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

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DISCLOSURES AND RISKS

Benchmark Disclosure

All indices are unmanaged and do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The MSCI ACWI (net, free float-adjusted, market capitalization weighted) represents the equity market performance of developed and emerging markets. The Bloomberg Barclays Global Aggregate Bond Index (USD hedged) represents the performance of global investment-grade developed fixed-income markets. The S&P 500 Index includes 500 US stocks and is a common representation of the performance of the overall US stock market. The Bloomberg Barclays US Aggregate Bond Index represents the performance of securities within the US investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities. MSCI makes no express or implied warranties or representations, and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices, any securities or financial products. This report is not approved, reviewed or produced by MSCI. Net returns include the reinvestment of dividends after deduction of non-US withholding tax. An investor cannot invest directly in an index or average, and their results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock, bond or commodities markets fluctuate. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

Allocation Risk: The allocation of investments among different investment styles, such as equity or debt, growth or value, US or non-US securities, or diversification strategies, may have a more significant effect on the Fund’s net asset value (“NAV”) when one of these investments is performing more poorly than another.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations.

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DISCLOSURES AND RISKS (continued)

High Yield Debt Securities Risk: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Interest Rate Risk: Changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Fund may be subject to heightened interest rate risk due to rising rates as the current period of historically low interest rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Emerging-Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Alternative Investments Risk: Many alternative investments can be volatile and may be illiquid. Their performance may have little correlation with the performance of equity or fixed-income markets, and they may not perform in accordance with expectations.

Capitalization Risk: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

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DISCLOSURES AND RISKS (continued)

Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

Leverage Risk: To the extent the Fund uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

Commodity Risk: Investing in commodities and commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Subsidiary Risk: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in the prospectus, is not subject to all of the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are managed by the Adviser, making it unlikely the Subsidiary will take actions contrary to the interests of the Fund or its shareholders. In addition, changes in federal tax laws applicable to the Fund or interpretations thereof could limit the Fund’s ability to gain exposure to commodities investments through investments in the Subsidiary.

Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies are subject to market and selection risk. In addition, shareholders of the Fund bear both their proportionate share of expenses in the Fund (including management fees) and, indirectly, the expenses of the investment companies (to the extent these expenses are not waived or reimbursed by the Adviser).

Short Sale Risk: The Fund is subject to short sale risk because it may engage in short sales either directly or indirectly through investment in the Underlying Portfolio. Short sales involve the risk that the Fund or Underlying Portfolio will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security. The amount of such loss

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DISCLOSURES AND RISKS (continued)

is theoretically unlimited, as it will be based on the increase in value of the security sold short. In contrast, the risk of loss from a long position is limited to the Fund’s or Underlying Portfolio’s investment in the security, because the price of the security cannot fall below zero. The Fund or Underlying Portfolio may not always be able to close out a short position on favorable terms.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com. The performance shown for periods prior to April 24, 2017 is based on the Fund’s prior principal strategies and may not be representative of the Fund’s performance under its current principal strategies.

All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4) and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2018 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	5.30%	0.83%
5 Years	5.66%	4.74%
10 Years	4.38%	3.92%
CLASS B SHARES
1 Year	4.48%	0.48%
5 Years	4.88%	4.88%
10 Years[1]	3.77%	3.77%
CLASS C SHARES
1 Year	4.51%	3.51%
5 Years	4.89%	4.89%
10 Years	3.62%	3.62%
ADVISOR CLASS SHARES[2]
1 Year	5.51%	5.51%
5 Years	5.94%	5.94%
10 Years	4.66%	4.66%
CLASS R SHARES[2]
1 Year	4.83%	4.83%
5 Years	5.25%	5.25%
10 Years	3.99%	3.99%
CLASS K SHARES[2]
1 Year	5.17%	5.17%
5 Years	5.58%	5.58%
10 Years	4.31%	4.31%
CLASS I SHARES[2]
1 Year	5.56%	5.56%
5 Years	5.92%	5.92%
10 Years	4.65%	4.65%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.20%, 1.96%, 1.94%, 0.95%, 1.61%, 1.30% and 0.97% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursement agreements reduced the Fund’s annual operating expense ratios to 1.00%, 1.76%, 1.74%, 0.75%, 1.41%, 1.10% and 0.92% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursement agreements may not be terminated before December 31, 2018. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Fund and the indirect expenses of the Fund’s Underlying Portfolios, as based upon the allocation of the Fund’s assets among the Underlying Portfolios. The Financial Highlights section of this report sets forth expense ratio data for the current reporting

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(footnotes continued on next page)

HISTORICAL PERFORMANCE (continued)

period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	Assumes conversion of Class B shares into Class A shares after eight years.

2	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

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HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

MARCH 31, 2018 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	0.76%
5 Years	4.52%
10 Years	4.01%
CLASS B SHARES
1 Year	0.38%
5 Years	4.64%
10 Years[1]	3.84%
CLASS C SHARES
1 Year	3.34%
5 Years	4.64%
10 Years	3.70%
ADVISOR CLASS SHARES[2]
1 Year	5.41%
5 Years	5.71%
10 Years	4.75%
CLASS R SHARES[2]
1 Year	4.73%
5 Years	5.01%
10 Years	4.07%
CLASS K SHARES[2]
1 Year	5.08%
5 Years	5.34%
10 Years	4.39%
CLASS I SHARES[2]
1 Year	5.46%
5 Years	5.69%
10 Years	4.74%

1	Assumes conversion of Class B shares into Class A shares after eight years.

2	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

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EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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EXPENSE EXAMPLE (continued)

	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,001.40	$3.97	0.80%	$5.06	1.02%
Hypothetical**	$1,000	$1,020.83	$4.01	0.80%	$5.11	1.02%
Class B
Actual	$1,000	$997.30	$7.77	1.57%	$8.86	1.79%
Hypothetical**	$1,000	$1,017.01	$7.85	1.57%	$8.95	1.79%
Class C
Actual	$1,000	$997.70	$7.68	1.55%	$8.77	1.77%
Hypothetical**	$1,000	$1,017.11	$7.75	1.55%	$8.85	1.77%
Advisor Class
Actual	$1,000	$1,002.40	$2.73	0.55%	$3.82	0.77%
Hypothetical**	$1,000	$1,022.07	$2.76	0.55%	$3.86	0.77%
Class R
Actual	$1,000	$999.60	$6.00	1.21%	$7.09	1.43%
Hypothetical**	$1,000	$1,018.79	$6.06	1.21%	$7.15	1.43%
Class K
Actual	$1,000	$1,000.80	$4.46	0.90%	$5.56	1.12%
Hypothetical**	$1,000	$1,020.33	$4.51	0.90%	$5.61	1.12%
Class I
Actual	$1,000	$1,002.70	$2.88	0.58%	$3.97	0.80%
Hypothetical**	$1,000	$1,021.92	$2.91	0.58%	$4.01	0.80%

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

+	In connection with the Fund’s investments in affiliated/unaffiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Fund’s total expenses are equal to the classes’ annualized expense ratio plus the Fund’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 15

PORTFOLIO SUMMARY

February 28, 2018 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $846.0

1	All data are as of February 28, 2018. The Fund’s security type breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

2	“Other” represents less than 0.1% weightings in the following security types: Asset-Backed Securities, Collateralized Loan Obligations, Local Governments–Regional Bonds, Local Governments–US Municipal Bonds, Mortgage Pass-Throughs, Options Purchased–Calls, Preferred Stocks, Quasi-Sovereigns and Warrants.

16 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS

February 28, 2018 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 48.8%
Information Technology – 11.5%
Communications Equipment – 0.1%
BYD Electronic International Co., Ltd.	34,500	$84,753
Cisco Systems, Inc.	22,729	1,017,805
Telefonaktiebolaget LM Ericsson – Class B	5,344	35,749

		1,138,307

Electronic Equipment, Instruments & Components – 0.7%
Amphenol Corp. – Class A	53,040	4,847,325
Avnet, Inc.	9,228	394,036
Corning, Inc.	17,810	517,915

		5,759,276

Internet Software & Services – 2.2%
Alphabet, Inc. – Class A(a)	490	540,921
Alphabet, Inc. – Class C(a)	13,000	14,361,490
Autohome, Inc. (ADR)	1,300	101,673
eBay, Inc.(a)	16,381	702,089
Facebook, Inc. – Class A(a)	8,855	1,579,024
Mixi, Inc.	4,800	193,615
Moneysupermarket.com Group PLC	309,590	1,103,065
Tencent Holdings Ltd.	4,700	257,130

		18,839,007

IT Services – 3.9%
Accenture PLC – Class A	1,032	166,162
Amadeus IT Group SA – Class A	25,250	1,853,750
Amdocs Ltd.	8,637	568,228
Booz Allen Hamilton Holding Corp.	40,406	1,532,600
Capgemini SE	11,730	1,462,088
Cognizant Technology Solutions Corp. – Class A	11,530	945,691
Fidelity National Information Services, Inc.	15,090	1,466,446
Gartner, Inc.(a)	54,590	6,191,052
Goodman Networks, Inc.(a)(b)(c)(d)	3,005	– 0	–
Mastercard, Inc. – Class A	55,290	9,717,771
Otsuka Corp.	16,000	1,483,144
Total System Services, Inc.	37,050	3,258,547
Visa, Inc. – Class A	36,709	4,513,004

		33,158,483

Semiconductors & Semiconductor Equipment – 0.9%
Applied Materials, Inc.	10,499	604,637
Intel Corp.	68,910	3,396,574
Lam Research Corp.	2,642	506,894
Skyworks Solutions, Inc.	1,928	210,634

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 17

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	23,480	$1,017,858
Texas Instruments, Inc.	14,053	1,522,643

		7,259,240

Software – 2.4%
Adobe Systems, Inc.(a)	3,771	788,629
Avaya Holdings Corp.(a)	11,805	247,787
BlackBerry Ltd.(a)	12,900	156,525
Cadence Design Systems, Inc.(a)	15,070	584,264
Check Point Software Technologies Ltd.(a)	7,200	748,008
Constellation Software, Inc./Canada	438	283,509
Dell Technologies, Inc. – Class V(a)	5,767	428,430
Intuit, Inc.	3,877	646,916
Microsoft Corp.	94,406	8,852,451
NCSoft Corp.	310	107,126
Nexon Co., Ltd.(a)	1,600	57,652
Nice Ltd.	16,780	1,621,046
Oracle Corp.	51,358	2,602,310
Oracle Corp. Japan	24,100	1,861,827
SAP SE	10,390	1,084,294
Trend Micro, Inc./Japan	4,100	231,250

		20,302,024

Technology Hardware, Storage & Peripherals – 1.3%
Apple, Inc.	52,709	9,388,527
HP, Inc.	26,150	611,648
Samsung Electronics Co., Ltd.	572	1,242,996
Travelport Worldwide Ltd.	4,494	64,039

		11,307,210

		97,763,547

Financials – 7.9%
Banks – 3.4%
Bank Leumi Le-Israel BM	21,350	128,689
Bank of America Corp.	11,554	370,883
Cadence BanCorp	13,646	374,173
Citigroup, Inc.	39,325	2,968,644
Comerica, Inc.	6,338	616,180
DBS Group Holdings Ltd.	166,700	3,582,513
DNB ASA	50,547	991,496
Hana Financial Group, Inc.	2,616	118,521
Hang Seng Bank Ltd.	38,800	961,969
Industrial Bank of Korea	8,256	130,616
JPMorgan Chase & Co.	11,335	1,309,192
Jyske Bank A/S	67,202	3,965,990
KB Financial Group, Inc.	2,218	130,876
KBC Group NV	6,330	593,136

18 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Mitsubishi UFJ Financial Group, Inc.	233,200	$1,642,577
National Australia Bank Ltd.	31,800	739,197
Oversea-Chinese Banking Corp., Ltd.	111,100	1,087,186
PNC Financial Services Group, Inc. (The)	4,543	716,249
Raiffeisen Bank International AG(a)	7,822	303,056
Royal Bank of Canada	20,670	1,628,375
Toronto-Dominion Bank (The)	32,189	1,856,286
Wells Fargo & Co.	70,720	4,130,755
Woori Bank	8,308	126,794

		28,473,353

Capital Markets – 2.8%
BlackRock, Inc. – Class A	3,605	1,980,695
Charles Schwab Corp. (The)	153,170	8,121,073
China Everbright Ltd.	54,000	117,783
China Huarong Asset Management Co., Ltd.(e)	59,000	26,626
CI Financial Corp.(f)	5,061	112,563
CME Group, Inc. – Class A	10,702	1,778,244
Daiwa Securities Group, Inc.	33,000	219,378
IG Group Holdings PLC	83,430	925,693
Intercontinental Exchange, Inc.	12,100	884,268
Julius Baer Group Ltd.	37,158	2,413,523
Kingston Financial Group Ltd.(f)	114,000	68,631
London Stock Exchange Group PLC	16,630	918,167
Morgan Stanley	12,618	706,860
Partners Group Holding AG	1,810	1,311,854
S&P Global, Inc.	3,626	695,467
Singapore Exchange Ltd.	475,800	2,696,066
Thomson Reuters Corp.	27,930	1,100,484

		24,077,375

Consumer Finance – 0.1%
American Express Co.	6,991	681,692
Discover Financial Services	1,098	86,555
Samsung Card Co., Ltd.	3,450	115,854

		884,101

Diversified Financial Services – 0.3%
Berkshire Hathaway, Inc. – Class B(a)	620	128,464
Cielo SA	207,800	1,548,148
Industrivarden AB – Class C	11,963	285,381
iPayment Holdings, Inc.(b)(c)(d)	145,780	102,046
Kinnevik AB	8,896	324,675

		2,388,714

Insurance – 1.3%
Aflac, Inc.	1,779	158,118
Allianz SE (REG)	2,410	559,822

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 19

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Arthur J Gallagher & Co.	10,710	$740,168
Direct Line Insurance Group PLC	112,960	594,074
Everest Re Group Ltd.	2,720	653,453
FNF Group	41,198	1,645,036
Japan Post Holdings Co., Ltd.	20,000	240,997
Marsh & McLennan Cos., Inc.	18,470	1,533,379
Ping An Insurance Group Co. of China Ltd. – Class H	13,000	136,933
Progressive Corp. (The)	10,912	628,313
Prudential Financial, Inc.	3,847	409,013
Swiss Re AG	21,350	2,172,246
Travelers Cos., Inc. (The)	2,211	307,329
Tryg A/S	41,710	989,298

		10,768,179

		66,591,722

Consumer Discretionary – 7.5%
Auto Components – 0.8%
Aptiv PLC	59,950	5,475,233
Autoliv, Inc.	5,215	748,040
Faurecia SA	750	62,708

		6,285,981

Automobiles – 0.1%
Fiat Chrysler Automobiles NV(a)	14,386	303,661
Geely Automobile Holdings Ltd.	42,000	134,760
Mazda Motor Corp.	16,000	221,703

		660,124

Diversified Consumer Services – 0.7%
Benesse Holdings, Inc.	5,900	211,195
Laureate Education, Inc. – Class A(a)	6,633	88,683
Service Corp. International/US	116,500	4,360,595
Sotheby’s(a)	32,916	1,520,061

		6,180,534

Hotels, Restaurants & Leisure – 2.1%
Aristocrat Leisure Ltd.	108,130	2,055,584
Caesars Entertainment Corp.(a)	5,492	69,748
Compass Group PLC	84,247	1,789,843
eDreams ODIGEO SA(a)	29,487	191,742
Hilton Worldwide Holdings, Inc.	5,630	454,848
McDonald’s Corp.	11,548	1,821,581
OPAP SA	23,301	284,557
Starbucks Corp.	180,924	10,330,761
Yum! Brands, Inc.	7,398	602,049

		17,600,713

20 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Household Durables – 0.3%
Auto Trader Group PLC(e)	199,630	$1,001,109
Electrolux AB – Class B	9,958	326,921
Hovnanian Enterprises, Inc. – Class A(a)	7,965	17,364
LG Electronics, Inc.	1,296	119,185
Persimmon PLC	24,150	863,326

		2,327,905

Internet & Direct Marketing Retail – 1.0%
Amazon.com, Inc.(a)	1,166	1,763,517
Booking Holdings, Inc.(a)	3,342	6,797,761

		8,561,278

Leisure Products – 0.0%
Sega Sammy Holdings, Inc.	17,400	252,422

Media – 0.6%
Charter Communications, Inc. – Class A(a)	193	65,992
Clear Channel Outdoor Holdings, Inc. – Class A	7,440	35,712
Comcast Corp. – Class A	51,528	1,865,829
CTS Eventim AG & Co. KGaA	14,280	693,273
Daiichikosho Co., Ltd.	11,900	635,664
DISH Network Corp. – Class A(a)	609	25,389
Gray Television, Inc.(a)	3,317	45,775
Liberty Global PLC – Class A(a)	14,293	445,084
Nexstar Media Group, Inc. – Class A	979	69,950
Omnicom Group, Inc.	8,800	670,824
Sirius XM Holdings, Inc.(f)	68,950	433,006
Townsquare Media, Inc. – Class A(a)	4,361	30,353

		5,016,851

Multiline Retail – 0.0%
Takashimaya Co., Ltd.	14,000	141,961

Specialty Retail – 1.4%
AutoZone, Inc.(a)	1,580	1,050,258
Best Buy Co., Inc.	8,042	582,562
Home Depot, Inc. (The)	8,051	1,467,456
Ross Stores, Inc.	22,007	1,718,527
TJX Cos., Inc. (The)	14,540	1,202,167
Ulta Salon Cosmetics & Fragrance, Inc.(a)	29,678	6,035,021

		12,055,991

Textiles, Apparel & Luxury Goods – 0.5%
HUGO BOSS AG	12,266	1,091,791
Moncler SpA	18,390	638,205
NIKE, Inc. – Class B	29,060	1,947,892
Ralph Lauren Corp.	3,350	354,564

		4,032,452

		63,116,212

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 21

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Health Care – 7.0%
Biotechnology – 1.5%
Amgen, Inc.	4,326	$794,989
Biogen, Inc.(a)	8,129	2,349,199
Celgene Corp.(a)	56,822	4,950,332
CSL Ltd.	2,520	317,366
Gilead Sciences, Inc.	53,551	4,216,071
Grifols SA	10,248	280,192

		12,908,149

Health Care Equipment & Supplies – 1.7%
Abbott Laboratories	157,899	9,526,047
Cochlear Ltd.	1,896	269,095
Fisher & Paykel Healthcare Corp., Ltd.	26,080	258,629
Hoya Corp.	4,600	241,846
Straumann Holding AG	433	291,684
West Pharmaceutical Services, Inc.	43,201	3,767,991

		14,355,292

Health Care Providers & Services – 1.9%
Anthem, Inc.	36,479	8,586,426
Centene Corp.(a)	3,889	394,422
Community Health Systems, Inc.(a)(f)	5,242	26,839
Humana, Inc.	2,281	620,021
LifePoint Health, Inc.(a)	1,006	46,377
McKesson Corp.	400	59,692
Quorum Health Corp.(a)	458	2,721
Tenet Healthcare Corp.(a)(f)	2,448	50,429
UnitedHealth Group, Inc.	27,759	6,277,976

		16,064,903

Life Sciences Tools & Services – 0.4%
IQVIA Holdings, Inc.(a)	35,437	3,484,520

Pharmaceuticals – 1.5%
Eli Lilly & Co.	1,629	125,466
Endo International PLC(a)	3,078	19,407
Horizon Pharma PLC(a)	1,435	20,922
Johnson & Johnson	6,160	800,061
Merck & Co., Inc.	24,672	1,337,716
Novo Nordisk A/S – Class B	7,325	378,929
Pfizer, Inc.	41,831	1,518,884
Roche Holding AG	9,795	2,262,449
Shire PLC	23,650	1,007,943
Valeant Pharmaceuticals International, Inc.(a)	11,726	191,991
Zoetis, Inc.	63,705	5,151,186

		12,814,954

		59,627,818

22 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Industrials – 5.4%
Aerospace & Defense – 0.8%
Boeing Co. (The)	9,973	$3,612,320
L3 Technologies, Inc.	3,120	647,556
Raytheon Co.	10,620	2,309,956
Safran SA	3,122	344,481

		6,914,313

Air Freight & Logistics – 0.1%
CH Robinson Worldwide, Inc.	9,761	911,287

Airlines – 0.3%
ANA Holdings, Inc.	5,400	216,265
Delta Air Lines, Inc.	10,246	552,259
Deutsche Lufthansa AG (REG)	8,921	297,873
Japan Airlines Co., Ltd.	5,500	209,617
Qantas Airways Ltd.	205,867	937,092

		2,213,106

Building Products – 0.6%
Allegion PLC	57,458	4,832,792

Commercial Services & Supplies – 0.6%
Republic Services, Inc. – Class A	7,850	527,363
Secom Co., Ltd.	38,300	2,739,171
Stericycle, Inc.(a)	28,077	1,759,586
Toppan Printing Co., Ltd.	24,000	205,028

		5,231,148

Construction & Engineering – 0.0%
Modular Space Corp.(b)(g)	5,852	99,853

Consumer Cyclical - Automotive – 0.0%
Exide Technologies(a)(b)(d)(h)	2,460	9,686
Exide Technologies/Old(a)(b)(d)(h)	1,244	4,898

		14,584

Industrial Conglomerates – 0.1%
CITIC Ltd.	85,000	123,031
Honeywell International, Inc.	4,941	746,634

		869,665

Machinery – 0.9%
Caterpillar, Inc.	4,417	683,001
Dover Corp.	39,560	3,959,956
Hyundai Heavy Industries Co., Ltd.(a)	1,000	120,269
Kone Oyj – Class B(f)	55,610	2,879,739

		7,642,965

Marine – 0.0%
Mitsui OSK Lines Ltd.	6,200	193,189

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 23

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Professional Services – 1.6%
Intertek Group PLC	20,350	$1,372,244
RELX NV	172,560	3,539,676
Verisk Analytics, Inc. – Class A(a)	73,790	7,540,600
Wolters Kluwer NV	24,770	1,254,697

		13,707,217

Road & Rail – 0.2%
ALD SA(a)(e)(f)	64,467	1,052,169
Central Japan Railway Co.	1,300	241,459
DSV A/S	4,095	320,737

		1,614,365

Trading Companies & Distributors – 0.1%
Emeco Holdings Ltd.(a)	38,973	8,908
HD Supply Holdings, Inc.(a)	15,110	547,737
Sumitomo Corp.	13,700	240,325

		796,970

Transportation Infrastructure – 0.1%
Flughafen Zurich AG	4,290	1,018,537

		46,059,991

Consumer Staples – 3.4%
Beverages – 0.5%
Diageo PLC	59,035	2,003,089
PepsiCo, Inc.	18,540	2,034,394
Royal Unibrew A/S	9,760	598,900

		4,636,383

Food & Staples Retailing – 0.5%
Costco Wholesale Corp.	3,741	714,157
CVS Health Corp.	22,620	1,532,053
J Sainsbury PLC	117,300	416,972
Kroger Co. (The)	21,055	571,012
Wal-Mart de Mexico SAB de CV	15,470	36,207
Walmart, Inc.	13,828	1,244,658

		4,515,059

Food Products – 1.2%
Danone SA	8,516	679,206
Hershey Co. (The)	55,980	5,500,595
Salmar ASA	58,960	2,096,127
Tyson Foods, Inc. – Class A	23,909	1,778,351

		10,054,279

Household Products – 0.2%
Kimberly-Clark Corp.	536	59,453
Procter & Gamble Co. (The)	20,270	1,591,601

		1,651,054

24 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Personal Products – 0.5%
L’Oreal SA	14,388	$3,093,704
Unilever PLC	13,750	706,999

		3,800,703

Tobacco – 0.5%
Altria Group, Inc.	11,523	725,373
British American Tobacco PLC	32,034	1,890,725
Philip Morris International, Inc.	16,056	1,662,599

		4,278,697

		28,936,175

Materials – 1.7%
Chemicals – 1.4%
Air Products & Chemicals, Inc.	3,778	607,465
BASF SE	24,758	2,586,457
Covestro AG(e)	2,857	322,299
Croda International PLC	27,770	1,757,183
Ecolab, Inc.	45,860	5,982,437
LyondellBasell Industries NV – Class A	5,429	587,526

		11,843,367

Containers & Packaging – 0.2%
Amcor Ltd./Australia	111,780	1,198,218

Metals & Mining – 0.1%
Anglo American PLC	4,613	111,720
Artsonig Pty Ltd.(b)(c)(d)	51,133	5,113
Constellium NV – Class A(a)	8,996	104,354
Freeport-McMoRan, Inc.(a)	21,871	406,801
Jastrzebska Spolka Weglowa SA(a)	4,100	109,822
Lundin Mining Corp.	36,103	234,928
Neenah Enterprises, Inc.(a)(b)(c)(d)	10,896	58,076

		1,030,814

		14,072,399

Telecommunication Services – 1.6%
Diversified Telecommunication Services – 0.6%
HKT Trust & HKT Ltd. – Class SS	1,630,000	2,076,579
Nippon Telegraph & Telephone Corp.	42,500	1,973,981
Telenor ASA	41,730	936,482

		4,987,042

Wireless Telecommunication Services – 1.0%
China Mobile Ltd.	132,000	1,229,320
KDDI Corp.	177,200	4,351,548
MTN Group Ltd.	297,608	3,224,339

		8,805,207

		13,792,249

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 25

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Energy – 1.6%
Energy Equipment & Services – 0.1%
Schlumberger Ltd.	7,100	$466,044
TechnipFMC PLC	12,157	350,365

		816,409

Oil, Gas & Consumable Fuels – 1.5%
Berry Petroleum Corp.(a)(b)(c)	5,356	48,204
BP PLC	76,204	495,307
Caltex Australia Ltd.	8,837	239,546
CHC Group LLC(a)(h)	2,966	22,245
Chesapeake Energy Corp.(a)(f)	13,075	36,872
ConocoPhillips	19,020	1,032,976
EP Energy Corp. – Class A(a)(f)	6,082	9,184
Exxon Mobil Corp.	10,285	778,986
Halcon Resources Corp.(a)	670	4,054
K2016470219 South Africa Ltd. – A Shares(a)(b)(c)(d)	465,862	– 0	–
K2016470219 South Africa Ltd. – B Shares(a)(b)(c)(d)	73,623	– 0	–
Linn Energy, Inc.	213	8,307
LUKOIL PJSC (Sponsored ADR)	28,987	1,924,737
Marathon Petroleum Corp.	8,010	513,121
Neste Oyj	506	37,047
Oasis Petroleum, Inc.(a)	1,937	15,264
Paragon Litigation – Class A(b)(c)	649	687
Paragon Litigation – Class B(b)(c)	974	29,829
Paragon Offshore Ltd.(b)(c)	649	25,700
Peabody Energy Corp.	3,886	158,199
Phillips 66	6,146	555,414
Royal Dutch Shell PLC – Class A	16,051	506,908
Royal Dutch Shell PLC – Class B	128,128	4,064,117
SandRidge Energy, Inc.(a)	1,407	19,782
Suncor Energy, Inc. (Toronto)	7,420	244,249
Tervita Corp.(b)(c)	1,456	10,212
TOTAL SA	18,664	1,061,585
Triangle Petroleum Corp.(a)	7,408	207
Valero Energy Corp.	5,856	529,500
Vantage Drilling International(a)(b)(c)	200	43,200
Whiting Petroleum Corp.(a)	2,269	61,739

		12,477,178

		13,293,587

Utilities – 0.8%
Electric Utilities – 0.3%
Enel Americas SA (Sponsored ADR)	82,720	944,662
Enel Chile SA (ADR)	132,408	810,337
Power Assets Holdings Ltd.	16,500	139,988

26 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Tokyo Electric Power Co. Holdings, Inc.(a)	57,500	$219,972

		2,114,959

Independent Power and Renewable Electricity Producers – 0.1%
Vistra Energy Corp.(a)	30,304	574,261

Multi-Utilities – 0.0%
Centrica PLC	199,525	391,461

Water Utilities – 0.4%
Guangdong Investment Ltd.	2,200,000	3,354,250

		6,434,931

Real Estate – 0.4%
Equity Real Estate Investment Trusts (REITs) – 0.2%
HCP, Inc.	15,670	339,099
Lamar Advertising Co. – Class A	7,550	501,848
Weyerhaeuser Co.	17,364	608,261

		1,449,208

Real Estate Management & Development – 0.2%
Agile Group Holdings Ltd.	70,000	119,372
CBRE Group, Inc. – Class A(a)	34,261	1,601,702
Country Garden Holdings Co., Ltd.	39,000	69,263
Sunac China Holdings Ltd.	30,000	108,146

		1,898,483

		3,347,691

Total Common Stocks (cost $366,129,354)		413,036,322

INVESTMENT COMPANIES – 29.8%
Funds and Investment Trusts – 29.8%(i)
AB Cap Fund, Inc. – AB All Market Alternative Return Portfolio – Class ADV(a)(j)	22,669,422	177,728,268
iShares Russell 2000 ETF(f)	591	88,857
Vanguard FTSE Emerging Markets ETF	367,209	17,321,249
Vanguard Global ex-U.S. Real Estate ETF	509,143	30,202,363
Vanguard Real Estate ETF	361,407	26,509,203

Total Investment Companies (cost $266,518,901)		251,849,940

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 27

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

CORPORATES – NON-INVESTMENT GRADE – 7.0%
Industrial – 5.6%
Basic – 0.6%
AK Steel Corp. 7.00%, 3/15/27(f)	U.S.$	133	$135,373
7.625%, 10/01/21(f)		71	73,694
Aleris International, Inc. 7.875%, 11/01/20		150	148,085
ArcelorMittal 7.00%, 3/01/41		124	150,946
7.25%, 10/15/39		200	247,337
Artsonig Pty Ltd. 11.50% (11.50% Cash or 12.00% PIK), 4/01/19(b)(d)(g)(k)		185	– 0	–
CF Industries, Inc. 3.45%, 6/01/23		78	75,500
5.375%, 3/15/44		53	49,915
Cleveland-Cliffs, Inc. 5.75%, 3/01/25(e)		212	205,591
Commercial Metals Co. 5.375%, 7/15/27		140	141,224
Constellium NV 5.75%, 5/15/24(e)		250	252,443
5.875%, 2/15/26(e)		250	252,560
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 2/01/26(e)		102	100,467
ERP Iron Ore, LLC 9.336%, 12/31/19(b)(c)(d)(k)		19	19,323
Freeport-McMoRan, Inc. 2.375%, 3/15/18		74	73,670
3.55%, 3/01/22		204	198,637
3.875%, 3/15/23		186	180,283
6.75%, 2/01/22		79	81,158
Grinding Media, Inc./Moly-Cop AltaSteel Ltd. 7.375%, 12/15/23(e)		128	133,987
Joseph T Ryerson & Son, Inc. 11.00%, 5/15/22(e)		385	428,566
Lundin Mining Corp. 7.875%, 11/01/22(e)		133	140,569
Magnetation LLC/Mag Finance Corp. 11.00%, 5/15/18(a)(b)(g)(m)		146	1
Momentive Performance Materials, Inc. 3.88%, 10/24/21		114	118,809
8.875%, 10/15/20(a)(b)(d)(h)		114	– 0	–

28 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Multi-Color Corp. 4.875%, 11/01/25(e)	U.S.$	127	$121,989
NOVA Chemicals Corp. 5.25%, 8/01/23-6/01/27(e)(f)		167	164,531
Pactiv LLC 7.95%, 12/15/25		100	112,363
Peabody Energy Corp. 6.00%, 11/15/18-3/31/22(a)(b)(c)(d)		240	13,138
Plastipak Holdings, Inc. 6.25%, 10/15/25(e)		102	104,040
PQ Corp. 5.75%, 12/15/25(e)		37	37,608
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.125%, 7/15/23(e)		152	154,887
Sealed Air Corp. 6.875%, 7/15/33(e)		170	192,088
SPCM SA 4.875%, 9/15/25(e)		142	139,744
Steel Dynamics, Inc. 5.125%, 10/01/21		11	10,828
Teck Resources Ltd. 5.20%, 3/01/42		88	84,911
5.40%, 2/01/43		79	77,706
8.50%, 6/01/24(e)		10	11,046
United States Steel Corp. 6.875%, 8/15/25		139	145,843
8.375%, 7/01/21(e)		82	88,470
Valvoline, Inc. 5.50%, 7/15/24		17	17,492
W.R. Grace & Co.-Conn 5.625%, 10/01/24(e)		23	23,714

			4,708,536

Capital Goods – 0.3%
Apex Tool Group LLC 7.00%, 2/01/21(e)		61	61,698
ARD Finance SA 7.125% (7.125% Cash or 7.875% PIK), 9/15/23(k)		200	207,998
ARD Securities Finance SARL 8.75%, 1/31/23(e)(k)		200	207,998
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.25%, 9/15/22(e)		191	190,944
4.625%, 5/15/23(e)		43	42,559
7.25%, 5/15/24(e)		7	7,590

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 29

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

B456 Systems, Inc. 3.75%, 4/15/16(a)(b)(c)(n)(o)	U.S.$	50	$3,899
Ball Corp. 4.375%, 12/15/20		88	89,833
5.00%, 3/15/22		142	147,743
Bombardier, Inc. 5.75%, 3/15/22(e)(f)		364	361,958
6.125%, 1/15/23(e)		14	14,032
8.75%, 12/01/21(e)		4	4,269
BWAY Holding Co. 7.25%, 4/15/25(e)		140	144,728
Clean Harbors, Inc. 5.125%, 6/01/21		120	120,875
5.25%, 8/01/20		10	9,817
Cleaver-Brooks, Inc. 7.875%, 3/01/23(e)		65	68,623
EnPro Industries, Inc. 5.875%, 9/15/22		61	63,292
Gates Global LLC/Gates Global Co. 6.00%, 7/15/22(e)		49	50,158
GFL Environmental, Inc. 5.625%, 5/01/22(e)		195	199,157
9.875%, 2/01/21(e)		69	72,511
Jefferson Smurfit Corp./US 8.25%, 10/01/49(a)(b)(c)(d)		118	– 0	–
Jeld-Wen, Inc. 4.625%, 12/15/25(e)		17	16,597
4.875%, 12/15/27(e)		23	22,344
KLX, Inc. 5.875%, 12/01/22(e)		60	62,151
Owens-Brockway Glass Container, Inc. 5.00%, 1/15/22(e)		47	48,413
Smurfit-Stone Container Enterprises, Inc. 8.00%, 3/15/17(a)(b)(c)(d)(o)		122	– 0	–
TransDigm, Inc. 6.50%, 7/15/24		145	149,540
Waste Pro USA, Inc. 5.50%, 2/15/26(e)		104	104,579

			2,473,306

Communications - Media – 0.7%
Altice Financing SA 6.625%, 2/15/23(e)		162	161,913
7.50%, 5/15/26(e)		285	287,172
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125%, 2/15/23-5/01/27(e)		223	221,453

30 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.25%, 9/30/22	U.S.$	15	$15,135
5.375%, 5/01/25(e)		30	29,933
5.875%, 5/01/27(e)		48	48,941
Cequel Communications Holdings I LLC/Cequel Capital Corp. 7.75%, 7/15/25(e)		200	213,228
Clear Channel Worldwide Holdings, Inc. Series A 6.50%, 11/15/22		98	100,942
Series B 6.50%, 11/15/22		122	125,269
CSC Holdings LLC 5.375%, 2/01/28(e)		200	195,022
6.625%, 10/15/25(e)		6	6,706
7.625%, 7/15/18		122	123,903
10.125%, 1/15/23(e)		236	264,281
DISH DBS Corp. 5.00%, 3/15/23		28	26,043
6.75%, 6/01/21		49	50,348
7.75%, 7/01/26		317	312,610
Gray Television, Inc. 5.125%, 10/15/24(e)		150	146,998
5.875%, 7/15/26(e)		85	84,187
iHeartCommunications, Inc. 6.875%, 6/15/18		121	34,685
9.00%, 12/15/19-9/15/22		410	324,708
11.25%, 3/01/21(e)		25	18,690
Lamar Media Corp. 5.875%, 2/01/22		14	14,448
McClatchy Co. (The) 9.00%, 12/15/22		78	81,247
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875%, 5/15/24(e)		69	66,816
Mediacom Broadband LLC/Mediacom Broadband Corp. 6.375%, 4/01/23		115	117,729
Meredith Corp. 6.875%, 2/01/26(e)		86	88,638
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.50% (8.50% Cash or 9.25% PIK), 8/01/19(e)(f)(k)		64	63,623
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp. 5.00%, 8/01/18(e)		18	17,719

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 31

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Netflix, Inc. 4.875%, 4/15/28(e)	U.S.$	336	$330,056
Radiate Holdco LLC/Radiate Finance, Inc. 6.625%, 2/15/25(e)		43	40,752
6.875%, 2/15/23(e)		60	59,750
RR Donnelley & Sons Co. 7.875%, 3/15/21(f)		70	73,632
SFR Group SA 6.00%, 5/15/22(e)		165	160,350
7.375%, 5/01/26(e)		450	433,499
Sinclair Television Group, Inc. 5.125%, 2/15/27(e)(f)		150	144,399
6.125%, 10/01/22		41	42,404
TEGNA, Inc. 4.875%, 9/15/21(e)		111	111,835
5.125%, 7/15/20		62	62,619
Townsquare Media, Inc. 6.50%, 4/01/23(e)		35	33,477
Univision Communications, Inc. 5.125%, 2/15/25(e)		232	214,732
UPC Holding BV 5.50%, 1/15/28(e)		217	203,960
Urban One, Inc. 7.375%, 4/15/22(e)		168	169,891
9.25%, 2/15/20(e)(f)		114	110,130
Virgin Media Finance PLC 4.875%, 2/15/22		6	5,620
Ziggo Bond Finance BV 5.875%, 1/15/25(e)		44	42,540
Ziggo Secured Finance BV 5.50%, 1/15/27(e)		268	256,857

			5,738,890

Communications - Telecommunications – 0.4%
C&W Senior Financing DAC 6.875%, 9/15/27(e)(f)		200	206,450
CenturyLink, Inc. Series S 6.45%, 6/15/21		72	73,360
Series T 5.80%, 3/15/22		123	120,772
Embarq Corp. 7.995%, 6/01/36		71	67,426
Frontier Communications Corp. 6.25%, 9/15/21(f)		51	43,515
7.125%, 1/15/23		155	103,064

32 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

7.625%, 4/15/24	U.S.$	133	$84,336
7.875%, 1/15/27		31	18,084
8.75%, 4/15/22		64	50,161
10.50%, 9/15/22(f)		137	117,425
11.00%, 9/15/25		131	102,784
Hughes Satellite Systems Corp. 6.50%, 6/15/19		71	73,424
7.625%, 6/15/21		47	50,444
Intelsat Jackson Holdings SA 5.50%, 8/01/23(f)		268	221,299
7.25%, 10/15/20		72	67,208
7.50%, 4/01/21		32	28,998
8.00%, 2/15/24(e)		25	26,025
9.50%, 9/30/22(e)		107	122,500
9.75%, 7/15/25(e)		147	139,578
Level 3 Financing, Inc. 5.25%, 3/15/26		164	157,598
Level 3 Parent LLC 5.75%, 12/01/22		18	18,590
Qwest Corp. 6.75%, 12/01/21		123	130,884
6.875%, 9/15/33		27	25,803
Sable International Finance Ltd. 6.875%, 8/01/22(e)		102	107,865
SoftBank Group Corp. 4.50%, 4/15/20, TBA(e)(f)		182	183,714
Sprint Capital Corp. 6.875%, 11/15/28		150	144,089
Sprint Communications, Inc. 7.00%, 3/01/20(e)		149	157,526
T-Mobile USA, Inc. 6.50%, 1/15/24-1/15/26		152	159,762
Telecom Italia Capital SA 6.375%, 11/15/33		136	148,404
7.20%, 7/18/36		148	174,116
7.721%, 6/04/38		68	83,336
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 6.00%, 4/15/23(e)		28	27,150
Windstream Services LLC/Windstream Finance Corp. 8.75%, 12/15/24(e)(f)		51	32,861
Zayo Group LLC/Zayo Capital, Inc. 5.75%, 1/15/27(e)		205	206,351

			3,474,902

Consumer Cyclical - Automotive – 0.2%
Adient Global Holdings Ltd. 4.875%, 8/15/26(e)		200	194,940

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 33

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

BCD Acquisition, Inc. 9.625%, 9/15/23(e)	U.S.$	269	$292,640
Cooper-Standard Automotive, Inc. 5.625%, 11/15/26(e)		143	145,696
Dana Financing Luxembourg SARL 6.50%, 6/01/26(e)		60	64,432
Dana, Inc. 5.50%, 12/15/24		33	33,649
Exide Technologies 7.00%, 4/30/25(b)(g)(k)(n)		9	6,207
11.00% (11.00% Cash or 7.00% PIK), 4/30/22(b)(g)(k)		83	75,876
Series AI 7.00%, 4/30/25(b)(c)(k)(n)		219	148,802
IHO Verwaltungs GmbH 4.125% (4.125% Cash or 4.875% PIK), 9/15/21(e)(k)		142	141,449
Meritor, Inc. 6.25%, 2/15/24		69	71,869
Navistar International Corp. 6.625%, 11/01/25(e)		140	144,264
Titan International, Inc. 6.50%, 11/30/23(e)		144	147,326
ZF North America Capital, Inc. 4.75%, 4/29/25(e)		150	154,350

			1,621,500

Consumer Cyclical - Entertainment – 0.1%
AMC Entertainment Holdings, Inc. 5.75%, 6/15/25(f)		30	29,632
5.875%, 11/15/26(f)		142	137,163
National CineMedia LLC 5.75%, 8/15/26		33	30,515
Silversea Cruise Finance Ltd. 7.25%, 2/01/25(e)		213	226,065

			423,375

Consumer Cyclical - Other – 0.4%
Beazer Homes USA, Inc. 5.75%, 6/15/19(f)		10	10,737
5.875%, 10/15/27		88	84,363
6.75%, 3/15/25		64	64,592
8.75%, 3/15/22		155	167,711
Caesars Entertainment Corp. 5.00%, 10/01/24(b)(n)		26	51,540
Cooperativa Muratori & Cementisti-CMC di Ravenna SC 6.00%, 2/15/23(e)	EUR	100	115,042

34 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Diamond Resorts International, Inc. 7.75%, 9/01/23(e)(f)	U.S.$	60	$65,173
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/25(e)		173	174,730
GLP Capital LP/GLP Financing II, Inc. 4.375%, 4/15/21		14	14,301
4.875%, 11/01/20		18	18,870
5.375%, 11/01/23		18	18,467
International Game Technology PLC 6.50%, 2/15/25(e)		200	215,148
K. Hovnanian Enterprises, Inc. 5.00%, 11/01/21		103	96,214
10.00%, 7/15/22(e)(f)		220	239,833
10.50%, 7/15/24(e)		219	239,814
KB Home 7.00%, 12/15/21		54	58,189
7.50%, 9/15/22		25	27,542
8.00%, 3/15/20		14	15,339
Lennar Corp. 4.125%, 12/01/18		71	71,241
4.50%, 11/15/19		148	150,765
6.25%, 12/15/21(e)		55	59,121
8.375%, 5/15/18(e)		150	151,726
MDC Holdings, Inc. 5.50%, 1/15/24		14	14,742
5.625%, 2/01/20		57	58,524
6.00%, 1/15/43		270	255,742
Meritage Homes Corp. 7.00%, 4/01/22		11	11,795
MGM Resorts International 8.625%, 2/01/19		110	115,376
Pinnacle Entertainment, Inc. 5.625%, 5/01/24		30	32,159
PulteGroup, Inc. 5.00%, 1/15/27		21	21,065
6.00%, 2/15/35		130	132,763
7.875%, 6/15/32		151	180,613
Scientific Games International, Inc. 7.00%, 1/01/22(e)		27	28,417
Shea Homes LP/Shea Homes Funding Corp. 5.875%, 4/01/23(e)		18	18,174
6.125%, 4/01/25(e)		146	150,196
Standard Industries, Inc./NJ 6.00%, 10/15/25(e)		74	78,400
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 5/15/25(e)		197	184,806

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 35

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.625%, 3/01/24(e)	U.S.$	183	$185,980
Toll Brothers Finance Corp. 4.00%, 12/31/18		34	34,258
4.875%, 3/15/27		27	26,788
5.875%, 2/15/22		86	91,388

			3,731,644

Consumer Cyclical - Restaurants – 0.0%
Golden Nugget, Inc. 8.75%, 10/01/25(e)		140	147,432
IRB Holding Corp. 6.75%, 2/15/26(e)		247	247,215

			394,647

Consumer Cyclical - Retailers – 0.1%
FirstCash, Inc. 5.375%, 6/01/24(e)		171	176,682
JC Penney Corp., Inc. 6.375%, 10/15/36		37	24,901
L Brands, Inc. 6.875%, 11/01/35		226	224,579
7.00%, 5/01/20		106	113,737
Neiman Marcus Group Ltd. LLC 8.00%, 10/15/21(e)(f)		259	156,259
Penske Automotive Group, Inc. 5.50%, 5/15/26		62	62,309
PetSmart, Inc. 7.125%, 3/15/23(e)		154	97,899
Sonic Automotive, Inc. 5.00%, 5/15/23(f)		153	147,295
6.125%, 3/15/27		47	47,129

			1,050,790

Consumer Non-Cyclical – 0.7%
Acadia Healthcare Co., Inc. 5.625%, 2/15/23		139	142,607
Air Medical Group Holdings, Inc. 6.375%, 5/15/23(e)		85	79,551
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC 5.75%, 3/15/25		60	52,119
6.625%, 6/15/24		213	196,116
Aveta, Inc. 10.50%, 3/01/21(a)(b)(e)		1,149	– 0	–
BI-LO LLC/BI-LO Finance Corp. 8.625% (8.625% Cash or 9.375% PIK), 9/15/18(g)(k)		100	41,185
9.25%, 2/15/19(f)(g)		159	154,181

36 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Catalent Pharma Solutions, Inc. 4.875%, 1/15/26(e)	U.S.$	55	$54,514
CHS/Community Health Systems, Inc. 6.875%, 2/01/22(f)		317	206,842
7.125%, 7/15/20(f)		385	326,438
8.00%, 11/15/19(f)		23	21,995
DaVita, Inc. 5.00%, 5/01/25		150	147,049
Diamond BC BV 5.625%, 8/15/25(e)	EUR	123	146,361
Endo Finance LLC 5.75%, 1/15/22(e)	U.S.$	174	141,834
Endo Finance LLC/Endo Finco, Inc. 5.375%, 1/15/23(e)		385	293,616
First Quality Finance Co., Inc. 4.625%, 5/15/21(e)		233	232,968
HCA, Inc. 3.75%, 3/15/19		242	244,094
4.25%, 10/15/19		451	457,090
6.50%, 2/15/20		370	389,776
Hill-Rom Holdings, Inc. 5.75%, 9/01/23(e)		18	18,424
Kinetic Concepts, Inc./KCI USA, Inc. 7.875%, 2/15/21(e)		118	121,976
Lamb Weston Holdings, Inc. 4.625%, 11/01/24(e)		140	140,728
LifePoint Health, Inc. 5.375%, 5/01/24		54	52,704
5.875%, 12/01/23		165	165,261
Mallinckrodt International Finance SA 3.50%, 4/15/18(f)		69	69,365
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.50%, 4/15/25(e)		60	48,351
5.625%, 10/15/23(e)(f)		78	65,457
5.75%, 8/01/22(e)(f)		295	260,493
MEDNAX, Inc. 5.25%, 12/01/23(e)		24	24,696
MPH Acquisition Holdings LLC 7.125%, 6/01/24(e)		140	147,231
Post Holdings, Inc. 5.00%, 8/15/26(e)		250	237,982
5.625%, 1/15/28(e)		105	102,360
Spectrum Brands, Inc. 5.75%, 7/15/25		140	144,749
6.625%, 11/15/22		26	27,132

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 37

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Tenet Healthcare Corp. 4.50%, 4/01/21	U.S.$	47	$47,719
6.75%, 6/15/23(f)		84	83,991
7.00%, 8/01/25(e)(f)		160	159,595
7.50%, 1/01/22(e)		13	14,250
8.125%, 4/01/22		209	220,840
Valeant Pharmaceuticals International, Inc. 5.50%, 3/01/23(e)		152	134,885
5.625%, 12/01/21(e)(f)		180	170,611
5.875%, 5/15/23(e)		170	150,953
6.50%, 3/15/22(e)		33	34,671
Vizient, Inc. 10.375%, 3/01/24(e)		87	97,848

			6,070,608

Energy – 1.3%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. 7.875%, 12/15/24		56	59,435
Antero Resources Corp. 5.125%, 12/01/22		151	152,672
Berry Petroleum Co. LLC 6.375%, 9/15/22(a)(b)(c)(d)		135	– 0	–
7.00%, 2/15/26(e)		71	71,858
Bill Barrett Corp. 7.00%, 10/15/22		81	81,804
8.75%, 6/15/25		41	44,784
Bristow Group, Inc. 8.75%, 3/01/23(e)		101	102,504
California Resources Corp. 5.50%, 9/15/21		45	37,188
6.00%, 11/15/24		12	7,393
8.00%, 12/15/22(e)		446	354,125
Carrizo Oil & Gas, Inc. 6.25%, 4/15/23(f)		58	58,144
8.25%, 7/15/25		169	180,184
Cheniere Corpus Christi Holdings LLC 5.875%, 3/31/25		81	86,184
Cheniere Energy Partners LP 5.25%, 10/01/25(e)		137	138,347
Cheniere Energy, Inc. 4.875%, 5/28/21(b)(e)(k)(n)		138	128,510
Chesapeake Energy Corp. 6.125%, 2/15/21(f)		244	245,313
6.875%, 11/15/20		1	1,465
8.00%, 12/15/22-6/15/27(e)(f)		158	151,712
Continental Resources, Inc./OK 4.50%, 4/15/23		29	29,342

38 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

4.90%, 6/01/44	U.S.$	62	$59,333
Denbury Resources, Inc. 3.50%, 3/31/24(b)(e)(n)		13	13,703
9.25%, 3/31/22(e)		63	64,675
Diamond Offshore Drilling, Inc. 4.875%, 11/01/43		367	265,270
7.875%, 8/15/25(f)		222	225,001
Energy Transfer Equity LP 4.25%, 3/15/23		290	284,551
7.50%, 10/15/20		152	165,019
Ensco PLC 4.50%, 10/01/24(f)		16	13,284
5.20%, 3/15/25(f)		323	267,016
EP Energy LLC/Everest Acquisition Finance, Inc. 6.375%, 6/15/23		18	10,456
7.75%, 9/01/22(f)		344	218,747
8.00%, 2/15/25(e)		57	39,746
9.375%, 5/01/20-5/01/24		400	322,299
Genesis Energy LP/Genesis Energy Finance Corp. 5.625%, 6/15/24		22	21,077
6.25%, 5/15/26		159	153,613
6.75%, 8/01/22		26	26,732
Gulfport Energy Corp. 6.00%, 10/15/24		30	29,496
6.375%, 5/15/25-1/15/26(e)		340	335,132
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 5.625%, 2/15/26(e)		197	197,158
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 10/01/25(e)		295	299,066
Indigo Natural Resources LLC 6.875%, 2/15/26(e)		135	132,206
Murphy Oil Corp. 5.875%, 12/01/42		51	48,014
6.875%, 8/15/24		74	78,137
Murphy Oil USA, Inc. 5.625%, 5/01/27		6	5,795
6.00%, 8/15/23		140	144,544
Nabors Industries, Inc. 4.625%, 9/15/21(f)		139	135,902
5.50%, 1/15/23(f)		228	226,490
5.75%, 2/01/25(e)		34	32,452
Noble Holding International Ltd. 6.20%, 8/01/40		23	15,813
7.70%, 4/01/25(f)(p)		48	42,547

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 39

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

7.75%, 1/15/24(f)	U.S.$	508	$464,185
Oasis Petroleum, Inc. 6.50%, 11/01/21(f)		30	30,545
6.875%, 3/15/22(f)		147	150,457
PDC Energy, Inc. 5.75%, 5/15/26(e)		312	308,771
PHI, Inc. 5.25%, 3/15/19		203	199,566
Precision Drilling Corp. 7.125%, 1/15/26(e)(f)		105	106,169
QEP Resources, Inc. 5.25%, 5/01/23		60	59,793
5.375%, 10/01/22		81	82,823
5.625%, 3/01/26		54	53,182
6.875%, 3/01/21(f)		1	1,511
Range Resources Corp. 4.875%, 5/15/25(f)		62	59,719
5.00%, 8/15/22-3/15/23		220	216,401
5.875%, 7/01/22		13	13,236
Rowan Cos., Inc. 4.75%, 1/15/24(f)		160	140,040
5.85%, 1/15/44		86	66,058
7.375%, 6/15/25(f)		51	50,487
Sanchez Energy Corp. 6.125%, 1/15/23(f)		394	296,694
7.25%, 2/15/23(e)(f)		103	104,293
SandRidge Energy, Inc. 7.50%, 2/15/23(a)(b)(c)(d)		69	– 0	–
8.125%, 10/15/22(b)(c)(d)		113	– 0	–
SemGroup Corp. 6.375%, 3/15/25		78	77,143
7.25%, 3/15/26		70	71,487
SM Energy Co. 5.00%, 1/15/24		211	200,471
5.625%, 6/01/25(f)		55	52,562
6.50%, 11/15/21-1/01/23(f)		215	217,275
Southern Star Central Corp. 5.125%, 7/15/22(e)		85	86,992
SRC Energy, Inc. 6.25%, 12/01/25(e)		106	106,857
Sunoco LP/Sunoco Finance Corp. 5.50%, 2/15/26(e)		180	180,009
5.875%, 3/15/28(e)		136	136,079
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.25%, 11/15/23		45	44,220
Transocean Phoenix 2 Ltd. 7.75%, 10/15/24(e)(f)		136	146,181

40 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Transocean, Inc. 5.80%, 10/15/22(f)	U.S.$	169	$165,412
6.80%, 3/15/38		217	174,852
7.50%, 1/15/26(e)		83	83,647
9.00%, 7/15/23(e)		60	64,272
Vantage Drilling International 7.50%, 11/01/19(a)(b)(c)(d)		111	– 0	–
10.00%, 12/31/20(b)(g)		5	4,860
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. 8.75%, 4/15/23(e)		164	155,987
Weatherford International LLC 9.875%, 3/01/25(e)		129	127,550
Weatherford International Ltd. 5.875%, 7/01/21(n)		88	83,668
7.75%, 6/15/21		167	166,310
9.875%, 2/15/24(f)		77	76,711
Whiting Petroleum Corp. 1.25%, 4/01/20(n)		67	63,370
5.75%, 3/15/21(f)		38	38,877
6.25%, 4/01/23		42	42,945
6.625%, 1/15/26(e)		180	183,913
WPX Energy, Inc. 7.50%, 8/01/20		68	73,071

			11,032,889

Other Industrial – 0.1%
Algeco Scotsman Global Finance PLC 8.00%, 2/15/23(e)(f)		200	201,314
American Builders & Contractors Supply Co., Inc. 5.75%, 12/15/23(e)		178	186,250
American Tire Distributors, Inc. 10.25%, 3/01/22(e)		232	242,243
Global Partners LP/GLP Finance Corp. 6.25%, 7/15/22		205	205,148
7.00%, 6/15/23(f)		28	28,909
H&E Equipment Services, Inc. 5.625%, 9/01/25(e)		58	59,224
Laureate Education, Inc. 8.25%, 5/01/25(e)		64	68,316

			991,404

Services – 0.3%
ADT Corp. (The) 3.50%, 7/15/22		57	54,248
APTIM Corp. 7.75%, 6/15/25(e)		173	157,953

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 41

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

APX Group, Inc. 8.75%, 12/01/20(f)	U.S.$	320	$324,306
Aramark Services, Inc. 5.00%, 2/01/28(e)		98	97,553
5.125%, 1/15/24		16	16,597
Carlson Travel, Inc. 9.50%, 12/15/24(e)		200	192,592
Ceridian HCM Holding, Inc. 11.00%, 3/15/21(e)		91	94,127
eDreams ODIGEO SA 8.50%, 8/01/21(e)	EUR	171	222,672
GEO Group, Inc. (The) 5.125%, 4/01/23	U.S.$	115	114,560
5.875%, 1/15/22-10/15/24		39	39,873
6.00%, 4/15/26		140	139,570
IHS Markit Ltd. 5.00%, 11/01/22(e)		66	68,370
KAR Auction Services, Inc. 5.125%, 6/01/25(e)		62	62,512
Monitronics International, Inc. 9.125%, 4/01/20(f)		101	86,430
Nielsen Co. Luxembourg SARL (The) 5.50%, 10/01/21(e)		68	69,563
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 5/15/23(e)		324	352,382
Sabre GLBL, Inc. 5.25%, 11/15/23(e)		135	136,099
Team Health Holdings, Inc. 6.375%, 2/01/25(e)(f)		50	46,362

			2,275,769

Technology – 0.2%
Ascend Learning LLC 6.875%, 8/01/25(e)		39	40,259
BMC Software Finance, Inc. 8.125%, 7/15/21(e)		332	333,739
BMC Software, Inc. 7.25%, 6/01/18		1	1,425
CommScope, Inc. 5.00%, 6/15/21(e)		50	50,771
Conduent Finance, Inc./Conduent Business Services LLC 10.50%, 12/15/24(e)		255	299,068
CURO Financial Technologies Corp. 12.00%, 3/01/22(e)		177	195,222
Dell International LLC/EMC Corp. 5.875%, 6/15/21(e)		78	79,854

42 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Dell, Inc. 6.50%, 4/15/38	U.S.$	43	$43,439
EMC Corp. 1.875%, 6/01/18		222	221,034
First Data Corp. 7.00%, 12/01/23(e)		75	78,849
Goodman Networks, Inc. 8.00%, 5/11/22(b)		48	33,002
Infor US, Inc. 6.50%, 5/15/22		140	143,481
Iron Mountain, Inc. 4.375%, 6/01/21(e)		50	50,136
Nokia Oyj 6.625%, 5/15/39		34	37,118
Sanmina Corp. 4.375%, 6/01/19(e)		89	89,666
Solera LLC/Solera Finance, Inc. 10.50%, 3/01/24(e)		188	210,787
Western Digital Corp. 4.75%, 2/15/26		132	132,829

			2,040,679

Transportation - Services – 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.50%, 4/01/23(f)		362	360,828
CEVA Group PLC 9.00%, 9/01/21(e)		256	249,327
Herc Rentals, Inc. 7.75%, 6/01/24(e)		180	195,076
Hertz Corp. (The) 5.875%, 10/15/20		54	53,558
7.375%, 1/15/21		260	258,994
7.625%, 6/01/22(e)(f)		111	114,029
United Rentals North America, Inc. 4.875%, 1/15/28		140	136,340
5.75%, 11/15/24		36	37,384
XPO CNW, Inc. 6.70%, 5/01/34		246	256,173
XPO Logistics, Inc. 6.125%, 9/01/23(e)		30	30,946

			1,692,655

			47,721,594

Financial Institutions – 1.2%
Banking – 0.8%
Allied Irish Banks PLC 7.375%, 12/03/20(e)(q)	EUR	200	274,805

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 43

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)		U.S. $ Value

Ally Financial, Inc. 4.125%, 3/30/20	U.S.$	295		$297,877
4.75%, 9/10/18		136		137,229
8.00%, 11/01/31		116		141,890
Banco Bilbao Vizcaya Argentaria SA 6.125%, 11/16/27(q)		200		203,498
6.75%, 2/18/20(e)(q)	EUR	200		265,655
Banco Santander SA 6.75%, 4/25/22(e)(q)		300		418,931
Bank of America Corp. Series AA 6.10%, 3/17/25(q)	U.S.$	243		259,407
Barclays Bank PLC 6.86%, 6/15/32(e)(q)		35		42,357
Barclays PLC 7.25%, 3/15/23(e)(q)	GBP	200		300,569
CIT Group, Inc. 3.875%, 2/19/19	U.S.$	14		14,249
Citigroup Capital XVIII 1.409% (Sterling LIBOR 3 Month + 0.89%), 6/28/67(l)	GBP	185		228,658
Citigroup, Inc. 5.95%, 1/30/23(q)	U.S.$	365		378,793
Credit Agricole SA 8.125%, 12/23/25(e)(f)(q)		400		468,428
Credit Suisse Group AG 7.125%, 7/29/22(e)(q)		200		214,240
7.50%, 12/11/23(e)(q)		200		221,758
Goldman Sachs Group, Inc. (The) Series P 5.00%, 11/10/22(q)		210		204,679
Intesa Sanpaolo SpA 7.75%, 1/11/27(e)(q)	EUR	200		305,000
Lloyds Banking Group PLC 7.625%, 6/27/23(e)(q)	GBP	260		409,260
Royal Bank of Scotland Group PLC 6.125%, 12/15/22	U.S.$	315		335,774
8.625%, 8/15/21(q)		0	*	488
Societe Generale SA 8.00%, 9/29/25(e)(f)(q)		320		368,417
SunTrust Banks, Inc. Series H 5.125%, 12/15/27(q)		135		129,435
UBS Group AG 7.00%, 2/19/25(e)(q)		400		440,832
UniCredit SpA 9.25%, 6/03/22(e)(q)	EUR	200		298,290

44 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Zions Bancorporation 5.65%, 11/15/23	U.S.$	34	$34,578

			6,395,097

Brokerage – 0.0%
Lehman Brothers Holdings, Inc. 5.625%, 1/24/13(a)(b)(o)		1,030	41,987
LPL Holdings, Inc. 5.75%, 9/15/25(e)		199	201,087

			243,074

Finance – 0.1%
Enova International, Inc. 8.50%, 9/01/24(e)		100	105,825
9.75%, 6/01/21		121	127,122
goeasy Ltd. 7.875%, 11/01/22(e)		62	65,979
Navient Corp. 4.875%, 6/17/19		250	252,693
5.00%, 10/26/20		115	115,813
5.875%, 3/25/21		1	1,457
6.50%, 6/15/22(f)		79	81,955
7.25%, 1/25/22		31	33,479
8.00%, 3/25/20		237	254,072
SLM Corp. 5.125%, 4/05/22		30	31,264
TMX Finance LLC/TitleMax Finance Corp. 8.50%, 9/15/18(e)		225	215,118

			1,284,777

Insurance – 0.1%
Ambac Assurance Corp. 5.10%, 6/07/20(b)(e)		7	8,755
Liberty Mutual Group, Inc. 7.80%, 3/15/37(e)		298	372,332
Polaris Intermediate Corp. 8.50%, 12/01/22(e)(k)		256	261,319

			642,406

Other Finance – 0.1%
Creditcorp 12.00%, 7/15/18(g)		81	75,328
Intrum Justitia AB 2.75%, 7/15/22(e)	EUR	130	155,825
3.125%, 7/15/24(e)		100	118,950
LHC3 PLC 4.125%, 8/15/24(e)(k)		146	180,870
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 6.375%, 12/15/22(e)	U.S.$	25	25,387

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 45

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/01/25(e)	U.S.$	217	$218,562
VFH Parent LLC/Orchestra Co-Issuer, Inc. 6.75%, 6/15/22(e)		15	15,715

			790,637

REITS – 0.1%
FelCor Lodging LP 5.625%, 3/01/23		140	143,633
Iron Mountain, Inc. 5.25%, 3/15/28(e)		205	195,334
MPT Operating Partnership LP/MPT Finance Corp. 5.00%, 10/15/27		30	29,344
5.25%, 8/01/26		96	95,839
5.50%, 5/01/24		5	5,057

			469,207

			9,825,198

Utility – 0.2%
Electric – 0.2%
AES Corp./VA 4.875%, 5/15/23		75	75,841
7.375%, 7/01/21		123	135,215
Calpine Corp. 5.375%, 1/15/23(f)		253	246,799
5.50%, 2/01/24		11	9,973
5.75%, 1/15/25(f)		138	128,956
DPL, Inc. 6.75%, 10/01/19		61	63,328
Dynegy, Inc. 5.875%, 6/01/23		18	18,886
7.375%, 11/01/22		301	318,064
7.625%, 11/01/24(f)		16	17,565
NRG Energy, Inc. 5.75%, 1/15/28(e)(f)		100	98,543
6.25%, 7/15/22		29	30,043
Talen Energy Supply LLC 4.60%, 12/15/21(f)		159	145,354
6.50%, 6/01/25(f)		153	119,430
10.50%, 1/15/26(e)		183	171,616
Texas Competitive/TCEH 11.50%, 10/01/20(a)(b)(d)(g)		142	– 0	–

			1,579,613

46 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Natural Gas – 0.0%
NGL Energy Partners LP/NGL Energy Finance Corp. 7.50%, 11/01/23	U.S.$	250	$252,190

			1,831,803

Total Corporates – Non-Investment Grade (cost $59,970,985)			59,378,595

GOVERNMENTS – TREASURIES – 1.8%
Malaysia – 0.1%
Malaysia Government Bond Series 511 3.58%, 9/28/18	MYR	2,185	558,551

Mexico – 0.6%
Mexican Bonos Series M 5.75%, 3/05/26	MXN	2,923	137,681
6.50%, 6/10/21		71,481	3,673,367
8.00%, 6/11/20		20,178	1,079,402
Series M 20 10.00%, 12/05/24		1,651	98,691

			4,989,141

Russia – 0.2%
Russian Federal Bond – OFZ Series 6212 7.05%, 1/19/28	RUB	21,257	380,813
Series 6217 7.50%, 8/18/21		81,638	1,494,220

			1,875,033

United States – 0.9%
U.S. Treasury Bonds 3.125%, 11/15/41	U.S.$	329	330,325
U.S. Treasury Notes 1.625%, 5/15/26(r)		1,714	1,559,740
1.75%, 9/30/22(r)		1,551	1,492,353
1.875%, 8/31/22		184	178,451
2.25%, 8/15/27(r)		4,500	4,263,750

			7,824,619

Uruguay – 0.0%
Uruguay Government International Bond 8.50%, 3/15/28(e)	UYU	3,101	102,053
9.875%, 6/20/22(e)		2,522	90,829

			192,882

Total Governments – Treasuries (cost $15,744,213)			15,440,226

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 47

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

INFLATION-LINKED SECURITIES – 1.7%
Brazil – 0.1%
Brazil Notas do Tesouro Nacional Series B 6.00%, 8/15/50	BRL	1,100	$1,179,529

Japan – 1.6%
Japanese Government CPI Linked Bond Series 22 0.10%, 3/10/27	JPY	1,371,662	13,601,815

Total Inflation-Linked Securities (cost $14,346,551)			14,781,344

EMERGING MARKETS – TREASURIES – 1.3%
Argentina – 0.2%
Argentina POM Politica Monetaria Series POM 28.75% (ARPP7DRR), 6/21/20(l)	ARS	4,155	224,795
Argentine Bonos del Tesoro 15.50%, 10/17/26		5,984	295,203
16.00%, 10/17/23		10,432	509,518
18.20%, 10/03/21		14,384	718,798
21.20%, 9/19/18		6,608	324,541

			2,072,855

Brazil – 0.7%
Brazil Notas do Tesouro Nacional Series F 10.00%, 1/01/21-1/01/27	BRL	17,256	5,475,310

Dominican Republic – 0.1%
Dominican Republic International Bond 16.00%, 7/10/20(g)	DOP	25,000	596,148

Turkey – 0.3%
Turkey Government Bond 11.00%, 2/24/27	TRY	6,712	1,706,466
11.10%, 5/15/19		4,030	1,040,294

			2,746,760

Total Emerging Markets – Treasuries (cost $11,652,584)			10,891,073

EMERGING MARKETS – SOVEREIGNS – 1.0%
Argentina – 0.2%
Argentine Republic Government International Bond 6.875%, 1/26/27	U.S.$	1,350	1,374,300

Bahamas – 0.0%
Bahamas Government International Bond 6.00%, 11/21/28(e)		200	208,750

48 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Bahrain – 0.1%
Bahrain Government International Bond 6.75%, 9/20/29(e)	U.S.$	200	$190,628
7.00%, 10/12/28(e)		200	198,000

			388,628

Cameroon – 0.0%
Republic of Cameroon International Bond 9.50%, 11/19/25(e)		200	229,750

Costa Rica – 0.0%
Costa Rica Government International Bond 4.37%, 5/22/19(e)		107	107,162

Dominican Republic – 0.1%
Dominican Republic International Bond 8.625%, 4/20/27(e)		425	500,969
5.95%, 1/25/27(e)		220	232,100

			733,069

Ecuador – 0.1%
Ecuador Government International Bond 10.75%, 3/28/22(e)		270	304,425
10.50%, 3/24/20(e)		205	222,681

			527,106

Egypt – 0.1%
Egypt Government International Bond 6.125%, 1/31/22(e)		407	420,736

El Salvador – 0.0%
El Salvador Government International Bond 7.375%, 12/01/19(e)		200	209,000

Gabon – 0.0%
Gabon Government International Bond 6.375%, 12/12/24(e)		360	353,250

Honduras – 0.0%
Honduras Government International Bond 6.25%, 1/19/27(e)		180	186,975

Ivory Coast – 0.1%
Ivory Coast Government International Bond 6.375%, 3/03/28(e)		635	642,937

Jamaica – 0.0%
Jamaica Government International Bond 7.875%, 7/28/45		200	242,000

Mongolia – 0.0%
Mongolia Government International Bond 5.125%, 12/05/22(e)		270	265,612

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 49

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Nigeria – 0.1%
Nigeria Government International Bond 6.50%, 11/28/27(e)	U.S.$	200	$202,260
6.75%, 1/28/21(e)		200	210,250

			412,510

Senegal – 0.0%
Senegal Government International Bond 6.25%, 5/23/33(e)		365	362,533

Sri Lanka – 0.0%
Sri Lanka Government International Bond 6.20%, 5/11/27(e)		220	218,768

Turkey – 0.1%
Turkey Government International Bond 4.875%, 10/09/26		370	353,350
6.00%, 3/25/27		340	348,075

			701,425

Ukraine – 0.1%
Ukraine Government International Bond 7.75%, 9/01/23-9/01/24(e)		765	797,006

Venezuela – 0.0%
Venezuela Government International Bond 9.25%, 9/15/27(a)(m)		815	227,630

Zambia – 0.0%
Zambia Government International Bond 8.50%, 4/14/24(e)		200	211,250

Total Emerging Markets – Sovereigns (cost $9,066,075)			8,820,397

CORPORATES – INVESTMENT GRADE – 0.9%
Industrial – 0.5%
Basic – 0.0%
FMG Resources (August 2006) Pty Ltd. 9.75%, 3/01/22(e)		28	31,270
Fresnillo PLC 5.50%, 11/13/23(e)		200	215,100
Glencore Finance Canada Ltd. 6.00%, 11/15/41(e)		11	12,787
Glencore Funding LLC 4.00%, 4/16/25(e)		12	11,991
Southern Copper Corp. 3.875%, 4/23/25		99	99,730

			370,878

50 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Capital Goods – 0.1%
CNH Industrial Capital LLC 3.375%, 7/15/19	U.S.$	62	$62,480
3.625%, 4/15/18		43	42,531
4.375%, 4/05/22		93	94,870
Embraer Netherlands Finance BV 5.40%, 2/01/27		97	102,661
General Electric Co. Series D 5.00%, 1/21/21(q)		122	120,327
Masco Corp. 5.95%, 3/15/22		33	35,354
7.125%, 3/15/20		3	3,516

			461,739

Communications - Telecommunications – 0.0%
AT&T, Inc. 5.15%, 2/14/50		305	304,088
5.45%, 3/01/47		94	98,227

			402,315

Consumer Cyclical - Automotive – 0.1%
General Motors Co. 5.20%, 4/01/45		140	137,723
5.40%, 4/01/48		151	153,158
6.25%, 10/02/43		185	206,499
General Motors Financial Co., Inc. 3.10%, 1/15/19		62	62,172

			559,552

Consumer Cyclical - Other – 0.0%
DR Horton, Inc. 4.00%, 2/15/20		108	110,023

Consumer Non-Cyclical – 0.1%
Anheuser-Busch InBev Finance, Inc. 2.65%, 2/01/21		91	90,567
BRF GmbH 4.35%, 9/29/26(e)		200	185,370
Constellation Brands, Inc. 3.75%, 5/01/21		49	49,932
Universal Health Services, Inc. 4.75%, 8/01/22(e)		151	153,395

			479,264

Energy – 0.1%
Cenovus Energy, Inc. 4.45%, 9/15/42		75	66,121
6.75%, 11/15/39		4	4,060

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 51

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Ecopetrol SA 5.875%, 5/28/45	U.S.$	37	$36,958
Energy Transfer LP 6.125%, 12/15/45		135	143,918
Energy Transfer Partners LP/Regency Energy Finance Corp. 4.50%, 11/01/23		95	96,504
Kinder Morgan, Inc./DE 4.30%, 6/01/25		140	141,659
Series G 7.75%, 1/15/32		28	35,188
Shell International Finance BV 2.25%, 11/10/20		275	271,013

			795,421

Technology – 0.1%
Dell International LLC/EMC Corp. 5.45%, 6/15/23(e)		92	96,992
Hewlett Packard Enterprise Co. 6.35%, 10/15/45		9	8,958
Seagate HDD Cayman 4.75%, 1/01/25		68	65,898
4.875%, 6/01/27		252	241,042
Western Digital Corp. 7.375%, 4/01/23(e)		87	94,764

			507,654

			3,686,846

Financial Institutions – 0.4%
Banking – 0.3%
BNP Paribas SA 7.625%, 3/30/21(e)(q)		142	154,497
BPCE SA 5.70%, 10/22/23(e)		200	216,144
Countrywide Capital III Series B 8.05%, 6/15/27		113	142,015
Credit Suisse Group Funding Guernsey Ltd. 3.80%, 6/09/23		222	222,926
Deutsche Bank AG Series G 3.375%, 5/12/21		121	120,285
DNB Bank ASA 6.50%, 3/26/22(e)(q)		201	212,069
HSBC Holdings PLC 4.75%, 7/04/29(e)(q)	EUR	220	285,851
Morgan Stanley 5.00%, 11/24/25	U.S.$	211	225,175

52 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Santander Holdings USA, Inc. 4.40%, 7/13/27(e)	U.S.$	141	$140,497
Standard Chartered PLC 3.95%, 1/11/23(e)		142	140,536
US Bancorp Series J 5.30%, 4/15/27(q)		43	44,261
Wells Fargo & Co. 4.125%, 8/15/23		212	216,903

			2,121,159

Brokerage – 0.0%
GFI Group, Inc. 8.375%, 7/19/18		83	84,002

Insurance – 0.1%
Allstate Corp. (The) 6.50%, 5/15/57		191	226,867
American International Group, Inc. 8.175%, 5/15/58		110	147,936
Chubb Corp. (The) 3.972% (LIBOR 3 Month + 2.25%), 4/15/37(l)		70	70,087
MetLife, Inc. 6.40%, 12/15/36		275	310,029
Nationwide Mutual Insurance Co. 9.375%, 8/15/39(e)		75	121,445
Prudential Financial, Inc. 5.625%, 6/15/43		170	180,372

			1,056,736

REITS – 0.0%
HCP, Inc. 4.25%, 11/15/23		118	121,552
Senior Housing Properties Trust 6.75%, 12/15/21		21	23,178
Spirit Realty LP 4.45%, 9/15/26		6	5,821
VEREIT Operating Partnership LP 4.875%, 6/01/26		19	19,494

			170,045

			3,431,942

Utility – 0.0%
Electric – 0.0%
Duke Energy Corp. 3.95%, 10/15/23		209	214,541

Total Corporates – Investment Grade (cost $7,361,558)			7,333,329

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 53

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

EMERGING MARKETS – CORPORATE BONDS – 0.8%
Industrial – 0.7%
Basic – 0.2%
Consolidated Energy Finance SA 6.875%, 6/15/25(e)	U.S.$	200	$210,100
First Quantum Minerals Ltd. 7.00%, 2/15/21(e)		33	33,654
7.25%, 5/15/22-4/01/23(e)		542	559,937
Stillwater Mining Co. 6.125%, 6/27/22(e)		200	201,616
7.125%, 6/27/25(e)		200	205,706
Vedanta Resources PLC 6.375%, 7/30/22(e)		220	226,325

			1,437,338

Capital Goods – 0.0%
CIMPOR Financial Operations BV 5.75%, 7/17/24(e)(f)		200	192,000
Odebrecht Finance Ltd. 5.25%, 6/27/29(e)		200	40,600

			232,600

Communications Telecommunications – 0.1%
Digicel Group Ltd. 8.25%, 9/30/20(e)		315	294,131
Digicel Ltd. 6.75%, 3/01/23(e)		89	82,818
Millicom International Cellular SA 5.125%, 1/15/28(e)		200	195,238

			572,187

Consumer Cyclical - Other – 0.1%
Wynn Macau Ltd. 4.875%, 10/01/24(e)		214	210,266
5.50%, 10/01/27(e)		214	210,905

			421,171

Consumer Cyclical - Retailers – 0.0%
K2016470219 South Africa Ltd. 3.00%, 12/31/22(b)(g)(k)		35	1,748
K2016470260 South Africa Ltd. 25.00%, 12/31/22(b)(g)(k)		10	9,100

			10,848

Consumer Non-Cyclical – 0.2%
Arcelik AS 5.00%, 4/03/23(e)		69	69,356
Cosan Ltd. 5.95%, 9/20/24(e)		360	366,923

54 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

MARB BondCo PLC 6.875%, 1/19/25(e)	U.S.$	200	$191,248
Minerva Luxembourg SA 6.50%, 9/20/26(e)(f)		362	357,652
Natura Cosmeticos SA 5.375%, 2/01/23(e)		200	202,378
Rede D’or Finance SARL 4.95%, 1/17/28(e)		200	193,658
Teva Pharmaceutical Finance Netherlands III BV 1.70%, 7/19/19		94	91,009
2.80%, 7/21/23		72	62,658
3.15%, 10/01/26		55	44,619
Tonon Luxembourg SA 7.25%, 1/24/20(a)(b)(g)(k)(m)		14	647
Virgolino de Oliveira Finance SA 10.50%, 1/28/18(a)(b)(g)(o)		434	27,657

			1,607,805

Energy – 0.1%
Azure Power Energy Ltd. 5.50%, 11/03/22(e)		200	199,250
CHC Group LLC/CHC Finance Ltd. Series AI Zero Coupon, 10/01/20(h)		158	204,434
Petrobras Global Finance BV 5.999%, 1/27/28(e)		66	65,082
6.125%, 1/17/22		8	8,760
6.25%, 3/17/24		175	182,254
8.75%, 5/23/26		300	351,525
YPF SA 6.95%, 7/21/27(e)		111	112,048
16.50%, 5/09/22(e)	ARS	2,493	116,501

			1,239,854

Other Industrial – 0.0%
Noble Group Ltd. 6.75%, 1/29/20(e)	U.S.$	145	69,600

Transportation - Airlines – 0.0%
Guanay Finance Ltd. 6.00%, 12/15/20(e)		15	14,909
Latam Finance Ltd. 6.875%, 4/11/24(e)		285	297,828

			312,737

Transportation - Services – 0.0%
Rumo Luxembourg SARL 7.375%, 2/09/24(e)		200	213,750

			6,117,890

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 55

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Financial Institutions – 0.1%
Banking – 0.1%
Itau Unibanco Holding SA/Cayman Island 6.125%, 12/12/22(e)(q)	U.S.$	200	$201,946
Turkiye Vakiflar Bankasi TAO 5.75%, 1/30/23(e)		200	196,626

			398,572

Finance – 0.0%
Unifin Financiera SAB de CV SOFOM ENR 7.00%, 1/15/25(e)		200	197,994

Insurance – 0.0%
Ambac LSNI LLC 6.811% (LIBOR 3 Month + 5.00%), 2/12/23(b)(e)(l)		24	23,729

			620,295

Utility – 0.0%
Electric – 0.0%
Genneia SA 8.75%, 1/20/22(e)(f)		90	97,312
Pampa Energia SA 7.50%, 1/24/27(e)		150	156,750
Terraform Global Operating LLC 6.125%, 3/01/26(e)		37	37,305

			291,367

Total Emerging Markets – Corporate Bonds (cost $7,107,069)			7,029,552

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.8%
Risk Share Floating Rate – 0.8%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2 8.771% (LIBOR 1 Month + 7.15%), 7/25/23(l)		35	43,427
Series 2013-DN2, Class M2 5.871% (LIBOR 1 Month + 4.25%), 11/25/23(l)		128	142,022
Series 2014-DN1, Class M3 6.121% (LIBOR 1 Month + 4.50%), 2/25/24(l)		89	103,395
Series 2014-HQ2, Class M3 5.371% (LIBOR 1 Month + 3.75%), 9/25/24(l)		131	150,857

56 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2014-HQ3, Class M3 6.371% (LIBOR 1 Month + 4.75%), 10/25/24(l)	U.S.$	454	$505,396
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M2 6.871% (LIBOR 1 Month + 5.25%), 10/25/23(l)		35	41,388
Series 2014-C01, Class M2 6.021% (LIBOR 1 Month + 4.40%), 1/25/24(l)		66	75,128
Series 2014-C02, Class 1M2 4.221% (LIBOR 1 Month + 2.60%), 5/25/24(l)		228	243,338
Series 2014-C03, Class 1M2 4.621% (LIBOR 1 Month + 3.00%), 7/25/24(l)		225	241,150
Series 2014-C04, Class 1M2 6.521% (LIBOR 1 Month + 4.90%), 11/25/24(l)		238	271,759
Series 2014-C04, Class 2M2 6.621% (LIBOR 1 Month + 5.00%), 11/25/24(l)		488	551,054
Series 2015-C01, Class 1M2 5.921% (LIBOR 1 Month + 4.30%), 2/25/25(l)		285	311,790
Series 2015-C01, Class 2M2 6.171% (LIBOR 1 Month + 4.55%), 2/25/25(l)		165	179,317
Series 2015-C02, Class 1M2 5.621% (LIBOR 1 Month + 4.00%), 5/25/25(l)		279	305,106
Series 2015-C02, Class 2M2 5.621% (LIBOR 1 Month + 4.00%), 5/25/25(l)		266	286,815
Series 2015-C03, Class 1M2 6.621% (LIBOR 1 Month + 5.00%), 7/25/25(l)		15	16,740
Series 2015-C03, Class 2M2 6.621% (LIBOR 1 Month + 5.00%), 7/25/25(l)		373	413,344
Series 2015-C04, Class 2M2 7.171% (LIBOR 1 Month + 5.55%), 4/25/28(l)		387	437,026
Series 2016-C01, Class 2M2 8.571% (LIBOR 1 Month + 6.95%), 8/25/28(l)		227	273,284

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 57

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2016-C03, Class 2M2 7.521% (LIBOR 1 Month + 5.90%), 10/25/28(l)	U.S.$	440	$520,463
Series 2016-C05, Class 2M2 6.071% (LIBOR 1 Month + 4.45%), 1/25/29(l)		465	523,009
Series 2016-C07, Class 2M2 5.971% (LIBOR 1 Month + 4.35%), 5/25/29(l)		475	530,690
Series 2017-C01, Class 1B1 7.371% (LIBOR 1 Month + 5.75%), 7/25/29(l)		440	522,599

			6,689,097

Agency Fixed Rate – 0.0%
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 2.241%, 5/28/35(b)		96	89,076

Non-Agency Fixed Rate – 0.0%
Alternative Loan Trust Series 2006-28CB, Class A14 6.25%, 10/25/36		14	12,080
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 8/25/36		19	15,419

			27,499

Total Collateralized Mortgage Obligations (cost $6,659,536)			6,805,672

BANK LOANS – 0.2%
Industrial – 0.2%
Basic – 0.0%
Foresight Energy LLC 7.443% (3 Month LIBOR + 5.75%), 3/28/22(s)		32	30,382
Unifrax I LLC 5.193% (3 Month LIBOR + 3.50%), 4/04/24(b)(s)		27	27,467

			57,849

Capital Goods – 0.0%
Gardner Denver, Inc. 4.443% (3 Month LIBOR + 2.75%), 7/30/24(s)		46	46,033

58 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Communications - Telecommunications – 0.0%
Intelsat Jackson Holdings S.A. 6.46% (3 Month LIBOR + 4.50%), 1/02/24(s)	U.S.$	9	$8,909
6.63%, 1/02/24(s)		15	14,719
West Corporation 5.648% (1 Month LIBOR + 4.00%), 10/10/24(s)		150	151,059

			174,687

Consumer Cyclical - Automotive – 0.0%
Navistar, Inc. 5.08% (1 Month LIBOR +3.50%), 11/06/24(s)		47	46,740

Consumer Cyclical - Entertainment – 0.0%
Seaworld Parks & Entertainment, Inc. (f/k/a SW Acquisitions Co., Inc.) 4.693% (3 Month LIBOR + 3.00%), 4/01/24(s)		61	60,472

Consumer Cyclical - Other – 0.0%
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC) 4.398% (1 Month LIBOR + 2.75%), 12/23/24(s)		188	188,809

Consumer Cyclical - Retailers – 0.1%
J.C. Penney Corporation, Inc. 6.234% (3 Month LIBOR + 4.25%), 6/23/23(s)		149	142,491
Serta Simmons Bedding, LLC 9.579% (1 Month LIBOR + 8.00%), 11/08/24(s)		118	107,444

			249,935

Consumer Non-Cyclical – 0.1%
Air Medical Group Holdings, Inc. 4.94% (3 Month LIBOR + 3.25%), 4/28/22(s)		52	52,690
5.67% (3 Month LIBOR + 4.00%), 4/28/22(s)		249	249,984
Alphabet Holding Company, Inc. (aka Nature’s Bounty) 9.40% (1 Month LIBOR + 7.75%), 9/26/25(b)(t)		263	247,324
Vizient, Inc. 4.398%, 2/13/23		2	1,678

			551,676

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 59

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Energy – 0.0%
California Resources Corporation 11.971% (1 Month LIBOR + 10.375%), 12/31/21(s)	U.S.$	113	$126,917

Other Industrial – 0.0%
Travelport Finance (Luxembourg) S.Ã r.l. 4.589% (3 Month LIBOR +2.75%), 9/02/21(s)		86	86,639

Technology – 0.0%
Conduent Incorporated 4.648% (1 Month LIBOR + 3.00%), 12/07/23(b)(s)		12	12,015
MTS Systems Corporation 4.84% (1 Month LIBOR +3.25%), 7/05/23(b)(s)		62	62,776
Solera, LLC (Solera Finance, Inc.) 4.824% (1 Month LIBOR + 3.25%), 3/03/23(s)		145	145,503

			220,294

Total Bank Loans (cost $1,822,012)			1,810,051

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.1%
Non-Agency Fixed Rate CMBS – 0.1%
Citigroup Commercial Mortgage Trust Series 2014-GC23, Class D 4.514%, 7/10/47(b)(e)		35	31,000
GS Mortgage Securities Trust Series 2014-GC18, Class D 4.944%, 1/10/47(b)(e)		71	60,009
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX, Class E 5.214%, 6/15/45(b)(e)		298	291,298
JPMBB Commercial Mortgage Securities Trust Series 2013-C17, Class D 4.881%, 1/15/47(b)(e)		71	65,146
Morgan Stanley Capital I Trust Series 2005-IQ9, Class D 5.00%, 7/15/56(b)		105	104,151

			551,604

60 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Non-Agency Floating Rate CMBS – 0.0%
BBCMS Mortgage Trust Series 2017-GLKS, Class F 5.288% (LIBOR 1 Month + 3.70%), 11/15/34(b)(e)(l)	U.S.$	105	$105,149
CLNS Trust Series 2017-IKPR, Class F 6.081% (LIBOR 1 Month + 4.50%), 6/11/32(b)(e)(l)		110	110,825
H/2 Asset Funding NRE Series 2015-1A, Class AFL 3.271% (LIBOR 1 Month + 1.65%), 6/24/49(b)(g)(l)		95	95,462

			311,436

Total Commercial Mortgage-Backed Securities (cost $866,796)			863,040

ASSET-BACKED SECURITIES – 0.1%
Other ABS - Fixed Rate – 0.1%
SoFi Consumer Loan Program LLC Series 2017-6, Class C 4.02%, 11/25/26(b)(e)		360	352,269
Taco Bell Funding LLC Series 2016-1A, Class A2I 3.832%, 5/25/46(b)(e)		70	70,510
Series 2016-1A, Class A23 4.97%, 5/25/46(b)(e)		39	40,554

			463,333

Home Equity Loans - Fixed Rate – 0.0%
CWABS Asset-Backed Certificates Trust Series 2005-7, Class AF5W 5.054%, 10/25/35(b)		140	138,970
GSAA Home Equity Trust Series 2006-6, Class AF5 6.241%, 3/25/36(b)		189	97,193

			236,163

Home Equity Loans - Floating Rate – 0.0%
Asset Backed Funding Certificates Trust Series 2003-WF1, Class A2 2.746% (LIBOR 1 Month + 1.13%), 12/25/32(b)(l)		44	44,173

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 61

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Lehman XS Trust Series 2007-6, Class 3A5 4.886%, 5/25/37(b)	U.S.$	71	$70,157

			114,330

Total Asset-Backed Securities (cost $805,235)			813,826

COLLATERALIZED LOAN OBLIGATIONS – 0.1%
CLO - Floating Rate – 0.1%
CIFC Funding Ltd. Series 2015-4A, Class D 7.245% (LIBOR 3 Month + 5.50%), 10/20/27(b)(e)(l)		177	178,974
Dryden Senior Loan Fund Series 2017-49A, Class E 8.034% (LIBOR 3 Month + 6.30%), 7/18/30(b)(e)(l)		250	256,619
Rockford Tower CLO Ltd. Series 2017-2A, Class D 5.172% (LIBOR 3 Month + 3.45%), 10/15/29(b)(e)(l)		306	312,118

Total Collateralized Loan Obligations (cost $733,550)			747,711

		Shares
PREFERRED STOCKS – 0.1%
Industrial – 0.1%
Capital Goods – 0.1%
Tervita Corp. 0.00%(a)(b)(c)		60,772	426,238

Consumer Cyclical - Other – 0.0%
Hovnanian Enterprises, Inc. 7.625%		1,190	8,758

Energy – 0.0%
Berry Petroleum Co. LLC 0.00%(a)(b)(c)		4,429	48,719
Sanchez Energy Corp. Series A 4.875%		2,338	30,979

			79,698

62 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

Services – 0.0%
iPayment Holdings, Inc. 0.00%(a)(b)(c)(d)		877	$87,700

Technology – 0.0%
Goodman Networks, Inc. 0.00%(a)(b)(c)(d)		3,576	14,304

			616,698

Utility – 0.0%
Electric – 0.0%
SCE Trust III Series H 5.75%(f)		1,027	27,205

Financial Institutions – 0.0%
Banking – 0.0%
GMAC Capital Trust I Series 2 7.624%		868	22,394

Total Preferred Stocks (cost $714,492)			666,297

		Principal Amount (000)
LOCAL GOVERNMENTS – REGIONAL BONDS – 0.1%
Argentina – 0.1%
Provincia de Buenos Aires/Argentina 9.125%, 3/16/24(e) (cost $501,141)	U.S.$	445	495,062

QUASI-SOVEREIGNS – 0.0%
Quasi-Sovereign Bonds – 0.0%
Chile – 0.0%
Empresa Nacional del Petroleo 3.75%, 8/05/26(e)		200	193,130

Indonesia – 0.0%
Majapahit Holding BV 7.875%, 6/29/37(e)		100	129,833

Mexico – 0.0%
Petroleos Mexicanos 5.375%, 3/13/22(e)		92	96,209

Total Quasi-Sovereigns (cost $430,574)			419,172

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 63

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

LOCAL GOVERNMENTS – US MUNICIPAL BONDS – 0.0%
United States – 0.0%
State of California Series 2010 7.60%, 11/01/40	U.S.$	60	$92,519
7.95%, 3/01/36		130	143,317

Total Local Governments – US Municipal Bonds (cost $233,721)			235,836

		Notional Amount
OPTIONS PURCHASED – CALLS – 0.0%
Options on Forward Contracts – 0.0%
MXN/CAD Expiration: May 2018; Contracts: 62,664,588; Exercise Price: MXN 14.52; Counterparty: Morgan Stanley Capital Services LLC(a)	MXN	62,664,588	32,521
MXN/CAD Expiration: May 2018; Contracts: 62,664,588; Exercise Price: MXN 14.52; Counterparty: Morgan Stanley Capital Services LLC(a)	MXN	62,664,588	32,521
MXN/USD Expiration: Aug 2018; Contracts: 80,850,000; Exercise Price: MXN 17.50; Counterparty: Deutsche Bank AG(a)	MXN	80,850,000	17,872
SEK/EUR Expiration: Apr 2018; Contracts: 10,850,063; Exercise Price: SEK 9.64; Counterparty: Deutsche Bank AG(a)	SEK	10,850,063	563
SEK/EUR Expiration: Mar 2018; Contracts: 44,232,000; Exercise Price: SEK 9.70; Counterparty: Morgan Stanley Capital Services LLC(a)	SEK	44,232,000	150
SEK/EUR Expiration: Mar 2018; Contracts: 5,577,500; Exercise Price: SEK 9.70; Counterparty: Morgan Stanley & Co., Inc.(a)	SEK	5,577,500	19

64 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Notional Amount	U.S. $ Value

TRY/EUR Expiration: May 2018; Contracts: 2,565,750; Exercise Price: TRY 4.67; Counterparty: Deutsche Bank AG(a)	TRY	2,565,750	$5,339
TRY/EUR Expiration: May 2018; Contracts: 12,922,050; Exercise Price: TRY 4.67; Counterparty: Goldman Sachs Bank USA(a)	TRY	12,922,050	27,438
TRY/USD Expiration: May 2018; Contracts: 12,778,200; Exercise Price: TRY 3.72; Counterparty: Goldman Sachs Bank USA(a)	TRY	12,778,200	13,792

Total Options Purchased – Calls (premiums paid $254,013)			130,215

		Shares
WARRANTS – 0.0%
Information Technology – 0.0%
Software – 0.0%
Avaya Holdings Corp., expiring 12/15/22(a)(b)		4,686	16,401

Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Midstates Petroleum Co., Inc., expiring 4/21/20(a)(c)		2,090	1,254
SandRidge Energy, Inc., A-CW22, expiring 10/04/22(a)		4,803	2,401
SandRidge Energy, Inc., B-CW22, expiring 10/04/22(a)		2,019	1,464

			5,119

Financials – 0.0%
Diversified Financial Services – 0.0%
iPayment Holdings, Inc., expiring 12/29/22(a)(b)(c)(d)		52,132	– 0	–

Total Warrants (cost $39,154)			21,520

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 65

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)		U.S. $ Value

MORTGAGE PASS-THROUGHS – 0.0%
Agency Fixed Rate 30-Year – 0.0%
Federal National Mortgage Association Series 2006 5.00%, 1/01/36 (cost $229)	U.S.$	0	*	$226

SHORT-TERM INVESTMENTS – 3.9%
Investment Companies – 2.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.20%(i)(j)(u) (cost $22,472,120)		22,472,120		22,472,120

U.S. Treasury Bills – 1.2%
U.S. Treasury Bill Zero Coupon, 5/03/18-5/10/18(r) (cost $9,973,990)		10,000		9,973,990

Total Short-Term Investments (cost $32,446,110)				32,446,110

Total Investments Before Security Lending Collateral for Securities Loaned – 98.5% (cost $803,403,853)				834,015,516

		Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.8%
Investment Companies – 1.8%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.20%(i)(j)(u) (cost $15,039,772)		15,039,772		15,039,772

Total Investments – 100.3% (cost $818,443,625)				849,055,288
Other assets less liabilities – (0.3)%				(2,899,197)

Net Assets – 100.0%				$846,156,091

66 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at February 28, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	78	March 2018	AUD	7,800		$7,880,689	$7,742,020	$(138,669)
10 Yr Japan Bond (OSE) Futures	138	March 2018	JPY	13,800,000		195,192,192	195,213,834	21,642
Bcom Commodity Index Futures	9,101	March 2018	USD	910		76,640,084	80,179,810	3,539,726
Canadian 10 Yr Bond Futures	41	June 2018	CAD	4,100		4,175,803	4,207,357	31,554
Corn Futures	255	December 2018	USD	1,275		4,895,480	5,119,125	223,645
Euro Buxl 30 Yr Bond Futures	138	March 2018	EUR	13,800		28,048,135	27,196,879	(851,256)
Euro STOXX 50 Index Futures	251	March 2018	EUR	3		10,958,643	10,527,845	(430,798)
Euro-BOBL Futures	169	March 2018	EUR	16,900		27,277,815	27,017,832	(259,983)
Euro-Bund Futures	212	March 2018	EUR	21,200		42,300,690	41,237,568	(1,063,122)
Euro-Schatz Futures	192	March 2018	EUR	19,200		26,247,990	26,227,857	(20,133)
FTSE 100 Index Futures	36	March 2018	GBP	0	**	3,738,842	3,581,291	(157,551)
Long Gilt Futures	290	June 2018	GBP	29,000		48,288,695	48,340,320	51,625
Mini MSCI EAFE Futures	158	March 2018	USD	8		15,827,608	16,088,350	260,742
Mini MSCI Emerging Markets Futures	77	March 2018	USD	4		4,240,864	4,554,550	313,686
Russell 2000 Mini Futures	44	March 2018	USD	2		3,411,710	3,324,640	(87,070)
S&P 500 E-Mini Futures	185	March 2018	USD	9		24,831,696	25,108,200	276,504

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 67

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at February 28, 2018	Unrealized Appreciation/ (Depreciation)
S&P Mid 400 E-Mini Futures	78	March 2018	USD	8		$14,717,222	$14,543,100	$(174,122)
S&P TSX 60 Index Futures	10	March 2018	CAD	2		1,466,805	1,422,537	(44,268)
SPI 200 Futures	17	March 2018	AUD	0	**	1,987,555	1,980,916	(6,639)
TOPIX Index Futures	31	March 2018	JPY	310		5,229,789	5,136,886	(92,903)
U.S. T-Note 2 Yr (CBT) Futures	35	June 2018	USD	7,000		7,443,011	7,436,406	(6,605)
U.S. T-Note 5 Yr (CBT) Futures	480	June 2018	USD	48,000		54,683,052	54,686,250	3,198
U.S. T-Note 10 Yr (CBT) Futures	384	June 2018	USD	38,400		46,146,530	46,098,000	(48,530)
U.S. Ultra Bond (CBT) Futures	237	June 2018	USD	23,700		36,895,624	36,942,375	46,751

Sold Contracts
10 Yr Mini Japan Government Bond Futures	140	March 2018	JPY	1,400,000		19,736,917	19,797,741	(60,824)
CBOE VIX Futures	3	March 2018	USD	3		61,354	55,725	5,629
Euro Buxl 30 Yr Bond Futures	7	March 2018	EUR	700		1,364,513	1,379,552	(15,039)
Euro-BOBL Futures	13	March 2018	EUR	1,300		2,067,019	2,078,295	(11,276)
Euro-Bund Futures	127	March 2018	EUR	12,700		24,753,886	24,703,638	50,248
KC HRW Wheat Futures	200	December 2018	USD	1,000		4,889,033	5,730,000	(840,967)
Mini MSCI Emerging Markets Futures	9	March 2018	USD	0	**	523,439	532,350	(8,911)
U.S. T-Note 5 Yr (CBT) Futures	40	June 2018	USD	4,000		4,556,824	4,557,188	(364)
U.S. Ultra Bond (CBT) Futures	19	June 2018	USD	1,900		2,957,753	2,961,625	(3,872)

								$502,048

68 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	AUD	3,586	USD	2,815	3/14/2018	$29,248
Australia and New Zealand Banking Group Ltd.	EUR	3,804	USD	4,498	3/14/2018	(146,391)
Australia and New Zealand Banking Group Ltd.	JPY	201,774	GBP	1,338	3/14/2018	(49,170)
Australia and New Zealand Banking Group Ltd.	NZD	2,546	USD	1,824	3/14/2018	(12,422)
Australia and New Zealand Banking Group Ltd.	AUD	1,106	USD	876	5/15/2018	16,930
Australia and New Zealand Banking Group Ltd.	CNY	27,502	USD	4,342	5/15/2018	16,122
Australia and New Zealand Banking Group Ltd.	JPY	182,437	USD	1,714	5/15/2018	(4,891)
Bank of America, NA	BRL	2,785	USD	850	3/02/2018	(8,086)
Bank of America, NA	BRL	7,182	USD	2,238	3/02/2018	26,434
Bank of America, NA	USD	2,223	BRL	7,215	3/02/2018	(1,370)
Bank of America, NA	USD	845	BRL	2,752	3/02/2018	2,499
Bank of America, NA	EUR	547	USD	672	3/12/2018	4,077
Bank of America, NA	INR	116,562	USD	1,792	3/12/2018	9,088
Bank of America, NA	CAD	6,284	USD	4,948	3/14/2018	49,342
Bank of America, NA	EUR	1,498	USD	1,783	3/14/2018	(45,631)
Bank of America, NA	JPY	201,567	USD	1,796	3/14/2018	(94,405)
Bank of America, NA	USD	1,796	CAD	2,283	3/14/2018	(16,515)
Bank of America, NA	USD	2,229	EUR	1,817	3/14/2018	(10,382)
Bank of America, NA	USD	1,791	EUR	1,501	3/14/2018	42,216
Bank of America, NA	USD	8,839	INR	569,686	3/14/2018	(125,600)
Bank of America, NA	USD	1,776	JPY	199,882	3/14/2018	99,064
Bank of America, NA	USD	4,855	RUB	286,816	3/14/2018	229,585
Bank of America, NA	USD	1,757	TRY	6,899	3/14/2018	50,822
Bank of America, NA	USD	4,236	ZAR	51,533	3/14/2018	125,329
Bank of America, NA	RUB	192,875	USD	3,339	4/17/2018	(69,671)
Bank of America, NA	CLP	513,978	USD	859	4/19/2018	(3,886)
Bank of America, NA	CAD	3,361	USD	2,703	5/15/2018	80,368
Bank of America, NA	USD	1,696	CAD	2,153	5/15/2018	(15,339)
Bank of America, NA	USD	850	EUR	687	5/15/2018	(7,610)
Bank of America, NA	AUD	228	JPY	19,158	5/16/2018	3,596
Bank of America, NA	GBP	3,083	USD	4,272	6/19/2018	6,571
Barclays Bank PLC	BRL	2,759	USD	850	3/02/2018	524
Barclays Bank PLC	USD	852	BRL	2,759	3/02/2018	(2,599)
Barclays Bank PLC	NOK	2,336	EUR	239	3/08/2018	(3,866)
Barclays Bank PLC	TWD	168,894	USD	5,757	3/08/2018	(5,840)
Barclays Bank PLC	USD	841	TWD	24,576	3/08/2018	(2,556)
Barclays Bank PLC	INR	389,147	USD	6,021	3/12/2018	67,452
Barclays Bank PLC	EUR	2,499	CHF	2,933	3/14/2018	57,282
Barclays Bank PLC	EUR	1,473	TRY	6,825	3/14/2018	(10,692)
Barclays Bank PLC	EUR	7,481	USD	8,928	3/14/2018	(206,709)
Barclays Bank PLC	GBP	1,336	USD	1,802	3/14/2018	(37,668)
Barclays Bank PLC	ILS	31,987	USD	9,358	3/14/2018	157,223
Barclays Bank PLC	JPY	332,927	USD	2,974	3/14/2018	(149,035)
Barclays Bank PLC	TRY	5,153	USD	1,329	3/14/2018	(20,846)

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 69

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	3,596	CHF	3,443	3/14/2018	$53,745
Barclays Bank PLC	USD	1,782	EUR	1,492	3/14/2018	40,272
Barclays Bank PLC	USD	1,818	HUF	470,948	3/14/2018	13,683
Barclays Bank PLC	USD	902	ILS	3,079	3/14/2018	(16,475)
Barclays Bank PLC	USD	2,953	ILS	10,332	3/14/2018	19,315
Barclays Bank PLC	USD	902	JPY	100,211	3/14/2018	38,291
Barclays Bank PLC	USD	885	MXN	16,841	3/14/2018	6,388
Barclays Bank PLC	USD	1,775	NZD	2,546	3/14/2018	60,666
Barclays Bank PLC	USD	1,799	SEK	14,518	3/14/2018	(45,347)
Barclays Bank PLC	ZAR	38,639	USD	3,079	3/14/2018	(191,478)
Barclays Bank PLC	USD	4,808	RUB	275,077	4/17/2018	53,876
Barclays Bank PLC	USD	5,105	KRW	5,526,859	4/26/2018	(4,982)
Barclays Bank PLC	NOK	1,114	EUR	115	5/07/2018	(382)
Barclays Bank PLC	CAD	2,141	USD	1,706	5/15/2018	35,214
Barclays Bank PLC	EUR	704	USD	879	5/15/2018	15,086
Barclays Bank PLC	JPY	723,388	USD	6,802	5/15/2018	(12,704)
Barclays Bank PLC	TRY	6,535	USD	1,678	5/15/2018	(3,809)
Barclays Bank PLC	TRY	3,335	USD	860	5/15/2018	1,158
Barclays Bank PLC	USD	7,635	AUD	9,824	5/15/2018	(3,313)
Barclays Bank PLC	USD	843	CAD	1,058	5/15/2018	(17,372)
Barclays Bank PLC	USD	853	GBP	612	5/15/2018	(7,371)
Barclays Bank PLC	USD	3,498	JPY	382,537	5/15/2018	105,719
Barclays Bank PLC	USD	837	MXN	15,813	5/15/2018	(8,136)
Barclays Bank PLC	USD	1,700	SEK	13,525	5/15/2018	(58,728)
Barclays Bank PLC	USD	3,425	SGD	4,504	5/15/2018	(20,325)
Barclays Bank PLC	USD	678	ZAR	7,940	5/15/2018	(12,142)
Barclays Bank PLC	USD	4,218	AUD	5,373	6/19/2018	(42,810)
Barclays Bank PLC	USD	4,263	SEK	33,897	6/19/2018	(138,513)
Barclays Bank PLC	MYR	3,344	USD	840	7/12/2018	(9,685)
Barclays Bank PLC	MYR	6,705	USD	1,712	7/12/2018	9,178
Barclays Bank PLC	USD	1,794	MYR	7,105	7/12/2018	11,119
BNP Paribas SA	TWD	58,318	USD	2,003	3/08/2018	13,401
BNP Paribas SA	USD	895	AUD	1,106	3/14/2018	(35,544)
BNP Paribas SA	ARS	11,342	USD	584	4/05/2018	29,879
BNP Paribas SA	USD	110	ARS	2,238	4/05/2018	(664)
BNP Paribas SA	ARS	11,342	USD	577	4/09/2018	24,171
BNP Paribas SA	GBP	973	USD	1,384	4/13/2018	42,718
BNP Paribas SA	EUR	2,675	GBP	2,358	5/15/2018	(24,508)
BNP Paribas SA	GBP	1,249	USD	1,777	5/15/2018	51,768
BNP Paribas SA	USD	3,360	CNY	21,285	5/15/2018	(12,724)
BNP Paribas SA	AUD	5,373	USD	4,182	6/19/2018	7,254
Citibank, NA	BRL	43,285	USD	13,418	3/02/2018	87,079
Citibank, NA	USD	13,454	BRL	43,285	3/02/2018	(122,567)
Citibank, NA	TWD	49,730	USD	1,700	3/08/2018	3,717
Citibank, NA	CHF	3,126	USD	3,206	3/14/2018	(107,542)
Citibank, NA	EUR	1,449	TRY	6,719	3/14/2018	(8,899)
Citibank, NA	EUR	1,134	USD	1,346	3/14/2018	(38,594)
Citibank, NA	MXN	17,185	USD	885	3/14/2018	(24,442)
Citibank, NA	NOK	14,623	EUR	1,500	3/14/2018	(21,330)
Citibank, NA	SEK	14,871	EUR	1,505	3/14/2018	41,532
Citibank, NA	SEK	19,956	USD	2,441	3/14/2018	30,869
Citibank, NA	TRY	24,693	USD	6,122	3/14/2018	(349,092)

70 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	2,682	EUR	2,186	3/14/2018	$(12,977)
Citibank, NA	USD	1,778	MXN	33,939	3/14/2018	19,138
Citibank, NA	USD	2,705	NOK	21,826	3/14/2018	60,092
Citibank, NA	USD	3,763	TRY	14,764	3/14/2018	105,611
Citibank, NA	ZAR	30,225	USD	2,237	3/14/2018	(321,165)
Citibank, NA	USD	4,080	BRL	13,285	4/03/2018	(1,745)
Citibank, NA	RUB	50,251	USD	883	4/17/2018	(4,855)
Citibank, NA	USD	1,876	COP	5,310,193	4/19/2018	(25,491)
Citibank, NA	TRY	9,496	USD	2,467	4/26/2018	9,465
Citibank, NA	USD	1,620	KRW	1,732,031	4/26/2018	(22,071)
Citibank, NA	NOK	49	EUR	5	4/27/2018	49
Citibank, NA	CAD	1,054	USD	836	5/15/2018	13,925
Citibank, NA	GBP	620	USD	871	5/15/2018	14,399
Citibank, NA	HUF	468,861	EUR	1,507	5/15/2018	17,002
Citibank, NA	ILS	6,123	USD	1,804	5/15/2018	36,625
Citibank, NA	SEK	7,828	USD	957	5/15/2018	6,930
Citibank, NA	TRY	3,434	EUR	705	5/15/2018	(19,602)
Citibank, NA	USD	892	CAD	1,094	5/15/2018	(37,905)
Citibank, NA	USD	4,619	CNY	29,402	5/15/2018	5,282
Citibank, NA	USD	4,321	JPY	468,975	5/15/2018	97,294
Citibank, NA	ZAR	10,453	USD	854	5/15/2018	(23,276)
Citibank, NA	USD	4,342	GBP	3,083	6/19/2018	(76,774)
Citibank, NA	USD	90	ARS	1,787	6/26/2018	(6,669)
Credit Suisse International	EUR	2,568	SEK	25,374	3/07/2018	(70,574)
Credit Suisse International	EUR	239	NOK	2,336	3/08/2018	3,869
Credit Suisse International	PLN	2,371	EUR	568	3/09/2018	192
Credit Suisse International	PLN	4,712	USD	1,344	3/09/2018	(32,289)
Credit Suisse International	CHF	2,209	GBP	1,690	3/14/2018	(13,374)
Credit Suisse International	USD	932	CAD	1,167	3/14/2018	(22,835)
Credit Suisse International	AUD	426	NZD	467	3/27/2018	6,056
Credit Suisse International	NOK	4,763	EUR	485	3/28/2018	(10,471)
Credit Suisse International	EUR	963	TRY	4,507	4/04/2018	(3,983)
Credit Suisse International	USD	128	TRY	492	4/05/2018	639
Credit Suisse International	USD	130	TRY	501	4/10/2018	870
Credit Suisse International	CAD	829	USD	673	4/12/2018	27,140
Credit Suisse International	USD	676	CHF	628	4/12/2018	(8,436)
Credit Suisse International	EUR	1,198	GBP	1,060	4/13/2018	(4,513)
Credit Suisse International	EUR	122	SEK	1,196	4/16/2018	(4,348)
Credit Suisse International	USD	128	TRY	492	4/26/2018	(879)
Credit Suisse International	EUR	233	NOK	2,230	4/27/2018	(2,095)
Credit Suisse International	EUR	115	NOK	1,114	5/07/2018	382
Credit Suisse International	AUD	399	CAD	392	5/09/2018	(3,671)
Credit Suisse International	JPY	19,158	AUD	228	5/16/2018	(3,596)
Credit Suisse International	CHF	71	SGD	101	8/27/2018	454
Deutsche Bank AG	USD	579	EUR	471	3/12/2018	(4,245)
Deutsche Bank AG	USD	1,338	INR	86,501	3/12/2018	(14,509)
Deutsche Bank AG	USD	18	INR	1,181	3/12/2018	38
Deutsche Bank AG	CAD	3,450	USD	2,681	3/14/2018	(8,195)
Deutsche Bank AG	GBP	1,703	USD	2,270	3/14/2018	(75,957)
Deutsche Bank AG	ILS	3,142	USD	889	3/14/2018	(14,867)
Deutsche Bank AG	USD	2,705	ILS	9,204	3/14/2018	(57,036)
Deutsche Bank AG	USD	1,287	ILS	4,490	3/14/2018	4,892
Deutsche Bank AG	TRY	4,507	EUR	963	4/04/2018	3,987

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 71

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	USD	1,476	CLP	887,023	4/19/2018	$13,618
Deutsche Bank AG	ILS	9,636	USD	2,838	4/20/2018	61,064
Deutsche Bank AG	SEK	5,650	EUR	576	4/20/2018	20,997
Deutsche Bank AG	TRY	1,313	EUR	273	5/08/2018	(3,726)
Deutsche Bank AG	EUR	1,390	USD	1,710	5/15/2018	4,612
Goldman Sachs Bank USA	BRL	883	USD	269	3/02/2018	(3,414)
Goldman Sachs Bank USA	USD	272	BRL	883	3/02/2018	(168)
Goldman Sachs Bank USA	JPY	101,066	USD	903	3/14/2018	(44,946)
Goldman Sachs Bank USA	TRY	6,835	USD	1,805	3/14/2018	13,790
Goldman Sachs Bank USA	NZD	467	AUD	426	3/27/2018	(6,042)
Goldman Sachs Bank USA	TRY	492	USD	128	4/05/2018	(640)
Goldman Sachs Bank USA	GBP	2,202	USD	3,110	4/13/2018	73,406
Goldman Sachs Bank USA	USD	1,322	GBP	945	4/13/2018	(18,224)
Goldman Sachs Bank USA	TRY	6,936	EUR	1,440	5/08/2018	(22,625)
Goldman Sachs Bank USA	ILS	7,662	USD	2,253	5/15/2018	41,712
Goldman Sachs Bank USA	NOK	13,314	EUR	1,369	5/15/2018	(10,990)
Goldman Sachs Bank USA	USD	4,380	MYR	17,537	7/12/2018	74,992
HSBC Bank USA	BRL	15,488	USD	4,773	3/02/2018	2,940
HSBC Bank USA	USD	4,783	BRL	15,488	3/02/2018	(12,373)
HSBC Bank USA	EUR	7,820	USD	9,257	3/12/2018	(289,914)
HSBC Bank USA	BRL	15,488	USD	4,767	4/03/2018	12,502
HSBC Bank USA	CHF	2,348	USD	2,429	4/12/2018	(66,367)
HSBC Bank USA	JPY	243,912	USD	2,242	4/26/2018	(53,363)
HSBC Bank USA	USD	4,537	EUR	3,624	6/19/2018	(79,019)
JPMorgan Chase Bank, NA	USD	2,521	TWD	73,714	3/08/2018	(6,200)
JPMorgan Chase Bank, NA	USD	2,199	PLN	7,844	3/09/2018	92,473
JPMorgan Chase Bank, NA	EUR	1,079	USD	1,342	3/12/2018	24,941
JPMorgan Chase Bank, NA	USD	2,540	INR	162,669	3/12/2018	(50,956)
JPMorgan Chase Bank, NA	CHF	882	USD	901	3/14/2018	(34,330)
JPMorgan Chase Bank, NA	TRY	501	USD	130	4/10/2018	(870)
JPMorgan Chase Bank, NA	CAD	1,659	EUR	1,083	4/12/2018	31,926
JPMorgan Chase Bank, NA	SEK	1,196	EUR	122	4/16/2018	4,348
JPMorgan Chase Bank, NA	MXN	95,207	USD	5,058	4/20/2018	47,637
JPMorgan Chase Bank, NA	USD	2,160	IDR	28,894,875	4/23/2018	(72,010)
JPMorgan Chase Bank, NA	JPY	13,696	TRY	482	4/24/2018	(4,041)
JPMorgan Chase Bank, NA	TRY	482	JPY	13,696	4/24/2018	4,041
JPMorgan Chase Bank, NA	USD	1,791	JPY	194,072	4/26/2018	35,355
JPMorgan Chase Bank, NA	CAD	392	AUD	399	5/09/2018	3,677
JPMorgan Chase Bank, NA	SEK	33,897	USD	4,209	6/19/2018	84,635
Morgan Stanley Capital Services, Inc.	AUD	1,688	USD	1,326	3/07/2018	15,041
Morgan Stanley Capital Services, Inc.	SEK	25,374	EUR	2,568	3/07/2018	70,565
Morgan Stanley Capital Services, Inc.	NOK	12,735	USD	1,626	3/14/2018	12,708
Morgan Stanley Capital Services, Inc.	USD	1,153	SEK	9,066	3/28/2018	(57,215)
Morgan Stanley Capital Services, Inc.	USD	986	CHF	917	4/12/2018	(11,663)
Morgan Stanley Capital Services, Inc.	TRY	492	USD	128	4/26/2018	880
Morgan Stanley Capital Services, Inc.	NOK	2,182	EUR	228	4/27/2018	2,051

72 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.	CAD	2,137	USD	1,689	5/15/2018	$21,796
Morgan Stanley Capital Services, Inc.	NOK	7,330	USD	933	5/15/2018	2,970
Morgan Stanley Capital Services, Inc.	USD	1,897	NOK	14,843	5/15/2018	(12,609)
Morgan Stanley Capital Services, Inc.	MXN	32,113	CAD	2,158	5/29/2018	4,064
Morgan Stanley Capital Services, Inc.	EUR	3,624	USD	4,467	6/19/2018	8,470
Royal Bank of Scotland PLC	USD	1,700	EUR	1,370	3/12/2018	(27,943)
Royal Bank of Scotland PLC	EUR	2,282	ILS	9,454	3/14/2018	(67,405)
Royal Bank of Scotland PLC	GBP	1,350	EUR	1,506	3/14/2018	(20,858)
Royal Bank of Scotland PLC	PLN	5,777	USD	1,714	3/14/2018	26,400
Royal Bank of Scotland PLC	USD	1,793	EUR	1,493	3/14/2018	29,671
Royal Bank of Scotland PLC	USD	688	NOK	5,532	3/14/2018	12,643
Royal Bank of Scotland PLC	USD	1,311	TRY	5,122	3/14/2018	31,367
Royal Bank of Scotland PLC	BRL	24,922	USD	7,654	4/03/2018	3,744
Royal Bank of Scotland PLC	USD	278	ARS	5,651	4/05/2018	(1,885)
Royal Bank of Scotland PLC	USD	135	ARS	2,782	4/05/2018	605
Royal Bank of Scotland PLC	USD	669	CHF	624	4/12/2018	(6,044)
Royal Bank of Scotland PLC	USD	934	RUB	53,010	4/17/2018	3,152
Royal Bank of Scotland PLC	COP	2,431,727	USD	842	4/19/2018	(5,067)
Royal Bank of Scotland PLC	COP	2,878,466	USD	1,008	4/19/2018	5,270
Royal Bank of Scotland PLC	USD	2,550	PEN	8,292	4/19/2018	(16,804)
Royal Bank of Scotland PLC	AUD	2,206	USD	1,746	5/15/2018	32,766
Royal Bank of Scotland PLC	JPY	470,393	USD	4,378	5/15/2018	(53,394)
Royal Bank of Scotland PLC	USD	2,609	EUR	2,075	5/15/2018	(63,335)
Royal Bank of Scotland PLC	USD	5,714	ZAR	70,139	5/15/2018	171,041
Royal Bank of Scotland PLC	ZAR	30,051	USD	2,418	5/15/2018	(103,307)
Royal Bank of Scotland PLC	JPY	1,449,193	USD	13,325	6/15/2018	(355,647)
Royal Bank of Scotland PLC	CAD	5,292	USD	4,199	6/19/2018	67,109
Royal Bank of Scotland PLC	USD	4,241	CAD	5,292	6/19/2018	(108,404)
Standard Chartered Bank	BRL	9,265	USD	2,888	3/02/2018	34,795
Standard Chartered Bank	USD	2,860	BRL	9,265	3/02/2018	(6,333)
Standard Chartered Bank	AUD	1,812	USD	1,376	3/07/2018	(31,048)
Standard Chartered Bank	NZD	2,092	USD	1,449	3/07/2018	(60,090)
Standard Chartered Bank	TWD	43,432	USD	1,452	3/08/2018	(29,384)
Standard Chartered Bank	USD	9,329	INR	602,077	3/12/2018	(117,730)
Standard Chartered Bank	AUD	1,135	CHF	866	3/14/2018	36,484
Standard Chartered Bank	CHF	3,467	USD	3,583	3/14/2018	(91,888)
Standard Chartered Bank	CNY	23,185	EUR	2,932	3/14/2018	(81,957)
Standard Chartered Bank	ILS	6,158	USD	1,785	3/14/2018	14,037
Standard Chartered Bank	JPY	120,191	GBP	806	3/14/2018	(17,209)
Standard Chartered Bank	JPY	198,824	USD	1,791	3/14/2018	(73,672)
Standard Chartered Bank	MXN	16,754	USD	858	3/14/2018	(28,572)
Standard Chartered Bank	USD	2,601	PLN	9,078	3/14/2018	51,125
Standard Chartered Bank	USD	885	TRY	3,374	3/14/2018	(532)
Standard Chartered Bank	USD	4,474	KRW	4,768,935	4/26/2018	(73,723)
Standard Chartered Bank	EUR	2,254	CHF	2,605	5/15/2018	10,574
Standard Chartered Bank	EUR	2,173	JPY	292,975	5/15/2018	93,874
Standard Chartered Bank	GBP	1,907	USD	2,693	5/15/2018	58,707
Standard Chartered Bank	SGD	4,504	USD	3,423	5/15/2018	18,160

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 73

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank	TRY	3,429	USD	878	5/15/2018	$(4,894)
Standard Chartered Bank	USD	1,798	NOK	14,060	5/15/2018	(12,817)
Standard Chartered Bank	USD	2,167	TRY	8,464	5/15/2018	11,263
State Street Bank & Trust Co.	USD	1,454	AUD	1,797	3/07/2018	(57,555)
State Street Bank & Trust Co.	PLN	762	USD	221	3/09/2018	(1,886)
State Street Bank & Trust Co.	EUR	233	USD	290	3/12/2018	5,105
State Street Bank & Trust Co.	USD	272	EUR	218	3/12/2018	(5,298)
State Street Bank & Trust Co.	USD	1,009	EUR	851	3/12/2018	29,220
State Street Bank & Trust Co.	CHF	1,148	USD	1,176	3/14/2018	(40,852)
State Street Bank & Trust Co.	EUR	1,535	GBP	1,360	3/14/2018	(1,264)
State Street Bank & Trust Co.	EUR	1,441	USD	1,725	3/14/2018	(34,996)
State Street Bank & Trust Co.	JPY	2,726	USD	25	3/14/2018	(1,061)
State Street Bank & Trust Co.	SGD	193	USD	145	3/14/2018	(824)
State Street Bank & Trust Co.	USD	843	AUD	1,073	3/14/2018	(9,334)
State Street Bank & Trust Co.	USD	930	CHF	905	3/14/2018	29,700
State Street Bank & Trust Co.	USD	123	EUR	98	3/14/2018	(3,087)
State Street Bank & Trust Co.	USD	8,020	EUR	6,736	3/14/2018	204,759
State Street Bank & Trust Co.	USD	2,489	SEK	20,309	3/14/2018	(36,253)
State Street Bank & Trust Co.	USD	147	SGD	193	3/14/2018	(852)
State Street Bank & Trust Co.	USD	1,419	ZAR	17,331	3/14/2018	48,051
State Street Bank & Trust Co.	NOK	2,470	EUR	254	3/28/2018	(2,678)
State Street Bank & Trust Co.	SEK	2,590	EUR	260	3/28/2018	5,081
State Street Bank & Trust Co.	USD	569	NOK	4,746	3/28/2018	32,646
State Street Bank & Trust Co.	CAD	582	USD	469	4/12/2018	15,261
State Street Bank & Trust Co.	RUB	10,493	USD	183	4/17/2018	(1,967)
State Street Bank & Trust Co.	USD	161	ILS	566	4/20/2018	1,920
State Street Bank & Trust Co.	EUR	1,502	USD	1,852	5/15/2018	9,267
State Street Bank & Trust Co.	ILS	3,045	USD	888	5/15/2018	9,088
State Street Bank & Trust Co.	HKD	137	USD	17	5/17/2018	10
State Street Bank & Trust Co.	USD	206	MYR	812	7/12/2018	251
UBS AG	EUR	9,453	USD	11,165	3/14/2018	(377,206)
UBS AG	SGD	101	CHF	71	8/27/2018	(453)

						$(2,001,716)

CALL OPTIONS WRITTEN (see Note D)

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
Euro STOXX 50 Index	Citibank, NA	3,940	EUR	3,475.00	April 2018	EUR	4	$289,878	$(229,860)
S&P 500 Index	Goldman Sachs International	19,000	USD	2,790.00	April 2018	USD	19	891,100	(473,432)
FTSE 100 Index	Citibank, NA	800	GBP	7,275.00	April 2018	GBP	1	120,645	(89,533)
Nikkei 225 Index	Goldman Sachs International	39,000	JPY	22,000.00	April 2018	JPY	39	217,741	(188,993)

								$1,519,364	$(981,818)

74 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

PUT OPTIONS WRITTEN (see Note D)

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
Nikkei 225 Index	Goldman Sachs International	39,000	JPY	22,000.00	April 2018	JPY	39	$167,409	$(224,477)
Euro STOXX 50 Index	Citibank, NA	3,940	EUR	3,475.00	April 2018	EUR	4	402,676	(477,354)
FTSE 100 Index	Citibank, NA	800	GBP	7,275.00	April 2018	GBP	1	143,008	(185,291)
S&P 500 Index	Goldman Sachs International	19,000	USD	2,790.00	April 2018	USD	19	1,064,000	(1,806,111)

								$1,777,093	$(2,693,233)

CREDIT DEFAULT SWAPTIONS WRITTEN (see Note D)

Description	Counterparty	Buy/Sell Protection	Strike Rate	Expiration Month	Notional Amount (000)	Premiums Received	Market Value
Put
CDX-NAHY Series 29, 5 Year Index RTP	Deutsche Bank AG	Sell	105.00%	Mar 2018	$1,000	$3,000	$(2,046)
CDX-NAHY Series 29, 5 Year Index RTP	Citibank, NA	Sell	103.00	Mar 2018	680	952	(583)

						$3,952	$(2,629)

CURRENCY OPTIONS WRITTEN (see Note D)

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
Call
JPY vs. AUD/ Bank of America, NA	JPY	79.500	05/2018	131,175,000	JPY	131,175	$9,700	$(8,641)
JPY vs. CAD/ Morgan Stanley Capital Services LLC	JPY	80.000	05/2018	134,000,000	JPY	134,000	6,498	(9,706)
USD vs. MXN/ Credit Suisse International	USD	21.500	07/2018	710,000	USD	710	12,142	(5,076)
Put
CAD vs. AUD/ JPMorgan Chase Bank, NA	CAD	1.007	05/2018	1,686,390	CAD	1,686	6,920	(8,537)
INR vs. USD/ JPMorgan Chase Bank, NA	INR	71.320	02/2019	46,358,000	INR	46,358	6,019	(8,160)

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 75

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
MXN vs. CAD/ Bank of America, NA	MXN	15.680	04/2018	12,936,000	MXN	12,936	$4,307	$(752)
MXN vs. CAD/ Morgan Stanley Capital Services LLC	MXN	15.450	05/2018	66,666,750	MXN	66,667	28,553	(31,415)
MXN vs. CAD/ Morgan Stanley Capital Services LLC	MXN	15.450	05/2018	66,666,750	MXN	66,667	27,829	(31,415)
MXN vs. USD/ Deutsche Bank AG	MXN	22.000	08/2018	101,640,000	MXN	101,640	66,713	(35,236)
MXN vs. USD/ Morgan Stanley Capital Services LLC	MXN	21.390	03/2018	14,435,550	MXN	14,436	6,139	(191)
MXN vs. USD/ Morgan Stanley Capital Services LLC	MXN	23.820	02/2019	15,483,000	MXN	15,483	8,660	(8,794)
NOK vs. EUR/ Barclays Bank PLC	NOK	9.920	05/2018	5,455,450	NOK	5,455	3,790	(2,620)
NOK vs. EUR/ Barclays Bank PLC	NOK	10.000	03/2018	11,500,000	NOK	11,500	6,104	(265)
NOK vs. EUR/ Morgan Stanley Capital Services LLC	NOK	9.810	04/2018	10,791,000	NOK	10,791	7,015	(7,336)
NZD vs. AUD/ Goldman Sachs Bank USA	NZD	1.120	03/2018	1,988,000	NZD	1,988	6,752	(267)
PEN vs. USD/ Morgan Stanley Capital Services LLC	PEN	3.360	03/2018	2,268,000	PEN	2,268	2,518	(276)
RUB vs. USD/ JPMorgan Chase Bank, NA	RUB	58.680	03/2018	39,609,000	RUB	39,609	3,240	(2,020)
SEK vs. EUR/ Deutsche Bank AG	SEK	10.000	04/2018	11,250,000	SEK	11,250	7,146	(21,495)
SEK vs. EUR/ JPMorgan Chase Bank, NA	SEK	10.030	04/2018	5,767,250	SEK	5,767	3,333	(9,319)
SEK vs. EUR/ Morgan Stanley Capital Services LLC	SEK	10.100	03/2018	46,056,000	SEK	46,056	27,294	(21,029)

76 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
SEK vs. EUR/ Morgan Stanley Capital Services LLC	SEK	10.100	03/2018	5,807,500	SEK	5,808	$3,442	$(2,652)
SGD vs. CHF/ UBS AG	SGD	1.480	08/2018	555,000	SGD	555	2,883	(2,229)
TRY vs. CHF/ UBS AG	TRY	5.900	02/2019	3,687,500	TRY	3,688	6,741	(5,969)
TRY vs. EUR/ Deutsche Bank AG	TRY	4.900	04/2018	24,587,041	TRY	24,587	64,169	(14,539)
TRY vs. EUR/ Deutsche Bank AG	TRY	5.050	05/2018	2,777,500	TRY	2,778	6,210	(2,906)
TRY vs. EUR/ Goldman Sachs Bank USA	TRY	5.050	05/2018	13,988,500	TRY	13,989	33,846	(14,748)
TRY vs. JPY/ JPMorgan Chase Bank, NA	TRY	0.040	04/2018	2,550,000	TRY	2,550	7,380	(7,689)
TRY vs. USD/ Goldman Sachs Bank USA	TRY	4.040	05/2018	13,877,400	TRY	13,877	36,081	(34,563)
TRY vs. USD/ Goldman Sachs Bank USA	TRY	4.040	04/2018	2,727,000	TRY	2,727	6,865	(1,527)
TRY vs. USD/ JPMorgan Chase Bank, NA	TRY	4.040	04/2018	2,826,600	TRY	2,827	6,461	(2,187)
TRY vs. USD/ Morgan Stanley Capital Services LLC	TRY	4.020	04/2018	2,713,500	TRY	2,714	7,256	(4,266)

							$432,006	$(305,825)

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
USD	18,085	1/17/20	3 Month LIBOR	2.204%	Quarterly/Semi-Annual	$(90,097)
USD	18,085	1/17/20	3 Month LIBOR	2.170%	Quarterly/Semi-Annual	(102,080)
USD	7,310	1/17/23	2.420%	3 Month LIBOR	Semi-Annual/Quarterly	109,000
USD	7,310	1/17/23	2.389%	3 Month LIBOR	Semi-Annual/Quarterly	119,781

						$36,604

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 77

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Fre- quency	Implied Credit Spread at February 28, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	(5.00)%	Quarterly	3.00%	USD	18,770	$(1,599,230)	$(1,534,698)	$(64,532)
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	(5.00)	Quarterly	3.31	USD	5	(396)	(421)	25
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	(5.00)	Quarterly	3.31	USD	6,500	(514,250)	(499,211)	(15,039)
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	(5.00)	Quarterly	3.31	USD	3,690	(291,936)	(306,580)	14,644
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	(5.00)	Quarterly	3.31	USD	8,190	(647,955)	(421,163)	(226,792)
iTraxxx Xover Series 26, 5 Year Index, 12/20/21*	(5.00)	Quarterly	2.02	EUR	4,150	(594,676)	(582,091)	(12,585)

78 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Description	Fixed Rate (Pay) Receive		Payment Fre- quency	Implied Credit Spread at February 28, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
iTraxxx Xover Series 28, 5 Year Index, 12/20/22*	(5.00	) %	Quarterly	2.65%	EUR	1,940	$(266,433)	$(279,044)	$12,611
iTraxxx Xover Series 28, 5 Year Index, 12/20/22*	(5.00)		Quarterly	2.65	EUR	6,950	(956,653)	(864,863)	(91,790)

Sale Contracts
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	5.00		Quarterly	3.31	USD	6,580	520,580	466,474	54,106
CDX-NAIG Series 28, 5 Year Index, 6/20/22*	1.00		Quarterly	0.52	USD	105,330	2,257,921	2,152,278	105,643
iTraxxx Europe Series 27, 5 Year Index, 6/20/22*	1.00		Quarterly	0.44	EUR	42,780	1,364,868	1,313,550	51,318
iTraxxx Xover Series 28, 5 Year Index, 12/20/22*	5.00		Quarterly	2.65	EUR	1,000	137,783	123,206	14,577

							$(590,377)	$(432,563)	$(157,814)

*	Termination date

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 79

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

CREDIT DEFAULT SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Goldman Sachs International
K Hovnanian Enterprises, Inc., 7.000%, 1/15/19, 12/20/22*	(5.00)%	Quarterly	36.86%	USD	140	$35,565	$43,753	$(8,188)

Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX. NA.BB Series 6, 5/11/63*	5.00%	Monthly	12.54	USD	2,500	(620,056)	(457,076)	(162,980)
Deutsche Bank AG
CDX-CMBX. NA.BB Series 6, 5/11/63*	5.00	Monthly	12.54	USD	2,500	(620,056)	(466,821)	(153,235)
Credit Suisse International
CDX-CMBX. NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.20	USD	5,800	(894,553)	(597,507)	(297,046)
Goldman Sachs International
K Hovnanian Enterprises, Inc., 7.000%, 1/15/19, 12/20/18*	5.00	Quarterly	74.71	USD	140	(29,825)	(30,319)	494

						$(2,128,925)	$(1,507,970)	$(620,955)

*	Termination date

80 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

INFLATION (CPI) SWAPS (see Note D)

				Rate Type
Clearing Broker/ (Exchange) & Referenced Obligation	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	21,870	7/15/22	2.163%	CPI	#	Maturity	$108,249

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS (see Note D)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Bank of America, NAiBoxx $ Liquid High Yield Index	118,000	LIBOR	Quarterly	USD	118	3/20/18	$(867)
iBoxx $ Liquid High Yield Index	236,000	LIBOR	Quarterly	USD	236	3/20/18	(1,755)
iBoxx $ Liquid High Yield Index	354,000	LIBOR	Quarterly	USD	354	3/20/18	(2,633)
iBoxx $ Liquid High Yield Index	473,000	LIBOR	Quarterly	USD	473	3/20/18	(3,518)
Barclays Bank PLC Barclays Capital US Inflation Linked Bonds 1 to 10 Year	139,500,000	LIBOR Plus 0.14%	Quarterly	USD	139,500	5/01/18	(977,995)
Citibank, NAiBoxx $ Liquid High Yield Index	118,000	LIBOR	Quarterly	USD	118	3/20/18	(943)
iBoxx $ Liquid High Yield Index	236,000	LIBOR	Quarterly	USD	236	3/20/18	(1,712)
iBoxx $ Liquid High Yield Index	473,000	LIBOR	Quarterly	USD	473	3/20/18	(3,431)
Goldman Sachs International Russell 2000 Total Return Index	1,437	LIBOR Minus 0.15%	Quarterly	USD	10,878	5/15/18	(178,122)

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 81

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
iBoxx $ Liquid High Yield Index	650,000	LIBOR	Quarterly	USD	650	6/20/18	$(566)
GSABVISP	46,710	LIBOR Plus 0.45%	Quarterly	USD	10,509	1/15/19	(273,184)
GSABLJHB	9,888,965	LIBOR plus 0.20%	Quarterly	JPY	892,677	2/15/19	225,223
Morgan Stanley Capital Services LLC iBoxx $ Liquid High Yield Index	236,000	LIBOR	Quarterly	USD	236	3/20/18	(1,930)
MSABRDL	141,966	LIBOR	Quarterly	USD	14,408	2/15/19	(46,504)

Pay Total Return on Reference Obligation
Goldman Sachs International S&P 500 Total Return Index	22,412	LIBOR Plus 0.27%	Quarterly	USD	119,643	5/15/18	769,936
GSABHVIP	41,426	LIBOR	Quarterly	USD	10,834	1/15/19	176,079
GSABSJHB	9,888,965	LIBOR Minus 0.20%	Quarterly	JPY	921,948	2/15/19	(238,199)
Morgan Stanley Capital Services LLC MSABRDS	142,488	LIBOR Minus 0.25%	Quarterly	USD	15,252	2/15/19	47,910
UBS AG FTSE EPRA Nareit Developed Total Return Index USD	4,141	LIBOR Plus 0.50%	Quarterly	USD	19,582	3/15/19	315,380

							$(196,831)

VARIANCE SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Payment Frequency	Notional Amount (000)			Market Value	Upfront Premiums (Paid) Received		Unrealized Appreciation/ (Depreciation)
Buy Contracts
Deutsche Bank AG
AUD/JPY 1/14/20*	$11.12	Maturity	AUD	18		$(5)	$–	0 –	$(5)

Sale Contracts
Deutsche Bank AG
S&P 500 Index 3/16/18*	26.35	Maturity	USD	0	**	18,148	–	0 –	18,148
SPDR S&P 500 ETF Trust 3/05/18*	14.25	Maturity	USD	0	**	(9,165)	–	0 –	(9,165)

82 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Payment Frequency	Notional Amount (000)			Market Value		Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
UBS AG
SPDR S&P 500 ETF Trust 2/28/18*	$15.60	Maturity	USD	0	**	$(9,761)		$	– 0	–	$(9,761)
SPDR S&P 500 ETF Trust 3/02/18*	14.20	Maturity	USD	0	**	(24,245)			– 0	–	(24,245)
SPDR S&P 500 ETF Trust 3/07/18*	17.65	Maturity	USD	0	**	– 0	–		– 0	–	– 0	–

						$(25,028)		$	– 0	–	$(25,028)

*	Termination date

*	Principal amount less than 500.

**	Notional amount less than 500.

(a)	Non-income producing security.

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(c)	Illiquid security.

(d)	Fair valued by the Adviser.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, the aggregate market value of these securities amounted to $51,141,078 or 6.0% of net assets.

(f)	Represents entire or partial securities out on loan

(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.13% of net assets as of February 28, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost			Market Value			Percentage of Net Assets
Artsonig Pty Ltd. 11.50%, 4/01/19	10/01/17	$	– 0	–	$	– 0	–	0.00%
BI-LO LLC/BI-LO Finance Corp. 9.25%, 2/15/19	4/26/17		147,113			154,181		0.02%
BI-LO LLC/BI-LO Finance Corp. 8.625%, 9/15/18	9/15/17		77,673			41,185		0.00%
Creditcorp 12.00%, 7/15/18	4/26/17		77,285			75,328		0.01%
Dominican Republic International Bond 16.00%, 7/10/20	6/02/17		600,539			596,148		0.07%
Exide Technologies 11.00%, 4/30/22	12/01/17		70,201			75,876		0.01%
Exide Technologies 7.00%, 4/30/25	12/01/17		5,330			6,207		0.00%
H/2 Asset Funding NRE Series 2015-1A, Class AFL 3.271%, 6/24/49	3/29/17		94,798			95,462		0.01%
K2016470219 South Africa Ltd. 3.00%, 12/31/22	4/26/17		5,713			1,748		0.00%

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CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost		Market Value		Percentage of Net Assets
K2016470260 South Africa Ltd. 25.00%, 12/31/22	4/26/17	$12,275		$9,100		0.00%
Magnetation LLC/ Mag Finance Corp. 11.00%, 5/15/18	4/26/17	15		1		0.00%
Modular Space Corp.	4/26/17	76,076		99,853		0.01%
Texas Competitive/TCEH 11.50%, 10/01/20	4/26/17	– 0	–	– 0	–	0.00%
Tonon Luxembourg SA 7.25%, 1/24/20	4/26/17	1,486		647		0.00%
Vantage Drilling International 10.00%, 12/31/20	4/26/17	2,075		2,083		0.00%
Virgolino de Oliveira Finance SA 10.50%, 1/28/18	4/26/17	33,435		27,657		0.00%

(h)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost		Market Value		Percentage of Net Assets
CHC Group LLC	4/26/17	$34,109		$22,245		0.00%
CHC Group LLC/CHC Finance Ltd. Series AI Zero Coupon, 10/01/20	4/26/17	220,632		204,434		0.02%
Exide Technologies	4/26/17	2,165		9,686		0.00%
Exide Technologies/Old	4/26/17	1,094		4,898		0.00%
Momentive Performance Materials, Inc. 8.875%, 10/15/20	4/26/17	– 0	–	– 0	–	0.00%

(i)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(j)	Affiliated investments.

(k)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at February 28, 2018.

(l)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 28, 2018.

(m)	Defaulted.

(n)	Convertible security.

(o)	Defaulted matured security.

(p)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at February 28, 2018.

(q)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(r)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(s)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at February 28, 2018.

(t)	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(u)	The rate shown represents the 7-day yield as of period end.

84 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Currency Abbreviations:

ARS – Argentine Peso

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

DOP – Dominican Peso

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

UYU – Uruguayan Peso

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

ADR – American Depositary Receipt

ARPP7DRR – Argentina Central Bank 7-Day Repo Reference Rate

BOBL – Bundesobligationen

CBOE – Chicago Board Options Exchange

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

EAFE – Europe, Australia, and Far East

EPRA – European Public Real Estate Association

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

KC HRW – Kansas City Hard Red Winter

LIBOR – London Interbank Offered Rates

MSCI – Morgan Stanley Capital International

NIBOR – Norwegian Interbank Offered Rate

OSE – Osaka Securities Exchange

PJSC – Public Joint Stock Company

REG – Registered Shares

RTP – Right To Pay

SPDR – Standard & Poor’s Depository Receipt

SPI – Share Price Index

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 85

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

The following table represents the 50 largest equity basket holdings underlying the total return swap with GSABBVISP as of February 28, 2018.

Security Description	Shares	Market Value as of 2/28/18	Percent of Basket’s Net Assets
Intel Corp.	43,668	$2,152,396	2.2%
Cisco Systems, Inc.	46,577	2,085,718	2.1%
Texas Instruments, Inc.	19,244	2,085,087	2.1%
Starbucks Corp.	36,101	2,061,367	2.1%
salesforce.com, Inc.	17,699	2,057,509	2.1%
Costco Wholesale Corp.	10,719	2,046,257	2.1%
Sempra Energy	18,755	2,043,920	2.0%
Oracle Corp.	40,331	2,043,572	2.0%
Lam Research Corp.	10,618	2,037,169	2.0%
Chevron Corp.	18,200	2,036,944	2.0%
International Business Machines Corp.	13,057	2,034,672	2.0%
Best Buy Co., Inc.	28,054	2,032,232	2.0%
Pfizer, Inc.	55,960	2,031,908	2.0%
Schlumberger Ltd.	30,788	2,020,924	2.0%
Express Scripts Holding Co.	26,767	2,019,570	2.0%
United Technologies Corp.	14,972	2,017,327	2.0%
Anthem, Inc.	8,559	2,014,617	2.0%
Amgen, Inc.	10,962	2,014,487	2.0%
Public Storage	10,355	2,013,426	2.0%
Dominion Energy, Inc.	27,181	2,013,297	2.0%
Target Corp.	26,656	2,010,129	2.0%
Marriott International, Inc./MD	14,225	2,008,712	2.0%
Accenture PLC	12,475	2,008,600	2.0%
Johnson & Johnson	15,395	1,999,503	2.0%
NVIDIA Corp.	8,259	1,998,678	2.0%
NIKE, Inc.	29,793	1,997,025	2.0%
Exxon Mobil Corp.	26,364	1,996,809	2.0%
Ford Motor Co.	188,147	1,996,240	2.0%
3M Co.	8,475	1,995,947	2.0%
Verizon Communications, Inc.	41,780	1,994,577	2.0%
Simon Property Group, Inc.	12,984	1,993,174	2.0%
CVS Health Corp.	29,412	1,992,075	2.0%
UnitedHealth Group, Inc.	8,807	1,991,791	2.0%
AT&T, Inc.	54,840	1,990,692	2.0%
Coca-Cola Co (The)	45,956	1,986,218	2.0%
Gilead Sciences, Inc.	25,189	1,983,130	2.0%
Walgreens Boots Alliance, Inc.	28,707	1,977,625	2.0%
AbbVie, Inc.	17,013	1,970,616	2.0%
Kimberly-Clark Corp.	17,729	1,966,501	2.0%
Home Depot, Inc. (The)	10,783	1,965,417	2.0%
Valero Energy Corp.	21,727	1,964,555	2.0%
Walt Disney Co (The)	19,004	1,960,453	2.0%
Union Pacific Corp.	14,970	1,949,843	2.0%
Caterpillar, Inc.	12,590	1,946,792	2.0%
Procter & Gamble Co (The)	24,740	1,942,585	1.9%
Walmart, Inc.	21,559	1,940,526	1.9%
General Electric Co.	136,799	1,930,234	1.9%
General Motors Co.	48,888	1,923,743	1.9%
Celgene Corp.	21,327	1,858,008	1.9%
General Mills, Inc.	36,397	1,839,868	1.8%

Total		$99,942,465	100.0%

86 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

The following table represents the 50 largest equity basket holdings underlying the total return swap with GSABLJHB as of February 28, 2018.

Security Description	Shares	Market Value as of 2/28/18	Percent of Basket’s Net Assets
Shiseido Co., Ltd.	1,847,219	$11,934,884,860	1.3%
Kose Corp.	563,239	11,343,624,598	1.2%
Hitachi High-Technologies Corp.	2,093,434	10,990,529,865	1.2%
FamilyMart UNY Holdings Co., Ltd.	1,353,441	10,949,337,650	1.2%
Yamato Holdings Co., Ltd.	3,985,991	10,674,483,046	1.2%
SCREEN Holdings Co., Ltd.	1,060,048	10,642,881,890	1.2%
M3, Inc.	2,541,444	10,623,233,972	1.2%
Nippon Paint Holdings Co., Ltd.	2,670,742	10,442,600,551	1.1%
Advantest Corp.	4,546,508	10,306,933,158	1.1%
Hitachi Construction Machinery Co., Ltd.	2,226,569	10,231,085,162	1.1%
Kyowa Hakko Kirin Co., Ltd.	4,503,442	10,222,813,488	1.1%
Subaru Corp.	2,701,840	10,212,954,198	1.1%
Tokyo Gas Co., Ltd.	3,764,853	10,108,630,826	1.1%
Kobe Steel Ltd.	8,489,415	10,102,403,852	1.1%
Kaneka Corp.	9,210,589	10,048,752,124	1.1%
Showa Denko KK	1,878,499	9,993,617,202	1.1%
Aeon Mall Co., Ltd.	4,455,127	9,966,118,260	1.1%
Toshiba Corp.	31,269,676	9,912,487,267	1.1%
Sumitomo Dainippon Pharma Co., Ltd.	6,027,199	9,902,687,168	1.1%
TDK Corp.	1,011,715	9,884,460,103	1.1%
Ube Industries Ltd.	2,916,687	9,800,067,410	1.1%
SUMCO Corp.	3,380,220	9,745,173,571	1.1%
Sumitomo Rubber Industries Ltd.	4,725,275	9,724,616,067	1.1%
Mitsubishi Motors Corp.	11,439,254	9,711,926,858	1.0%
Seino Holdings Co., Ltd.	5,277,806	9,663,663,086	1.0%
Tokyo Electron Ltd.	458,205	9,649,794,046	1.0%
Medipal Holdings Corp.	4,400,069	9,636,151,563	1.0%
Yokogawa Electric Corp.	4,421,541	9,630,115,815	1.0%
NGK Spark Plug Co., Ltd.	3,523,535	9,626,298,467	1.0%
NTT Urban Development Corp.	7,217,818	9,592,480,167	1.0%
Nomura Real Estate Holdings, Inc.	3,704,036	9,586,044,894	1.0%
SBI Holdings, Inc./Japan	3,842,481	9,525,511,262	1.0%
Toyota Boshoku Corp.	4,139,036	9,507,365,437	1.0%
Nippon Express Co., Ltd.	1,315,955	9,474,876,036	1.0%
Mazda Motor Corp.	6,315,272	9,450,805,097	1.0%
J Front Retailing Co., Ltd.	4,837,540	9,438,039,771	1.0%
Kikkoman Corp.	2,214,233	9,432,632,410	1.0%
Asics Corp.	5,511,043	9,418,372,849	1.0%
Yokohama Rubber Co., Ltd. (The)	3,534,786	9,370,716,915	1.0%
Sony Financial Holdings, Inc.	4,676,512	9,353,023,708	1.0%
Sumitomo Realty & Development Co., Ltd.	2,396,682	9,349,457,254	1.0%
IHI Corp.	2,554,460	9,349,321,796	1.0%
Hino Motors Ltd.	6,605,972	9,347,450,398	1.0%
Tokyu Fudosan Holdings Corp.	11,735,304	9,294,360,641	1.0%
Casio Computer Co., Ltd.	5,853,867	9,290,086,412	1.0%

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 87

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Security Description	Shares	Market Value as of 2/28/18	Percent of Basket’s Net Assets
Taiyo Nippon Sanso Corp.	5,888,496	$9,250,826,919	1.0%
Zeon Corp.	5,709,804	9,215,623,036	1.0%
Idemitsu Kosan Co., Ltd.	2,231,507	9,204,967,666	1.0%
Sompo Holdings, Inc.	2,215,714	9,179,704,018	1.0%
Kawasaki Heavy Industries Ltd.	2,341,610	9,179,109,397	1.0%
Other	258,801,169	434,527,661,966	46.9%

Total		$927,020,764,172	100.0%

The following table represents the 50 largest equity basket holdings underlying the total return swap with MSABRDL as of February 28, 2018.

Security Description	Shares	Market Value as of 2/28/18	Percent of Basket’s Net Assets
Zebra Technologies Corp.	1,800	$248,689	1.7%
Hewlett Packard Enterprise Co.	13,180	245,012	1.7%
Intel Corp.	4,708	232,052	1.6%
Cypress Semiconductor Corp.	13,184	230,328	1.6%
Dell Technologies, Inc. – Class V	3,085	229,172	1.6%
ON Semiconductor Corp.	9,527	227,879	1.6%
Nutanix, Inc.	6,187	225,501	1.6%
Cree, Inc.	5,953	225,197	1.6%
Seagate Technology PLC	4,196	224,081	1.6%
Marvell Technology Group Ltd.	9,491	222,940	1.6%
Western Digital Corp.	2,551	222,033	1.5%
National Instruments Corp.	4,379	221,420	1.5%
Keysight Technologies, Inc.	4,701	220,988	1.5%
Agios Pharmaceuticals, Inc.	2,735	219,883	1.5%
Monsanto Co.	1,775	218,953	1.5%
Dolby Laboratories, Inc.	3,390	218,812	1.5%
McKesson Corp.	1,459	217,710	1.5%
Citrix Systems, Inc.	2,366	217,687	1.5%
Silicon Laboratories, Inc.	2,327	217,561	1.5%
Ciena Corp.	9,346	216,547	1.5%
QUALCOMM, Inc.	3,331	216,535	1.5%
CA, Inc.	6,107	214,364	1.5%
International Business Machines Corp.	1,374	214,056	1.5%
Cadence Design Systems, Inc.	5,505	213,423	1.5%
eBay, Inc.	4,975	213,209	1.5%
NewMarket Corp.	509	212,887	1.5%
Advanced Micro Devices, Inc.	17,530	212,288	1.5%
Amdocs Ltd.	3,223	212,015	1.5%
Autoliv, Inc.	1,473	211,240	1.5%
Tableau Software, Inc.	2,582	210,869	1.5%
Woodward, Inc.	2,976	210,821	1.5%
Merck & Co., Inc.	3,883	210,537	1.5%
Ashland Global Holdings, Inc.	2,956	209,337	1.5%
Deere & Co.	1,301	209,314	1.5%
AGCO Corp.	3,120	207,783	1.4%
Nuance Communications, Inc.	12,898	207,145	1.4%
Bristol-Myers Squibb Co.	3,121	206,580	1.4%

88 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Security Description	Shares	Market Value as of 2/28/18	Percent of Basket’s Net Assets
CNH Industrial NV	15,351	$206,474	1.4%
Symantec Corp.	7,799	205,023	1.4%
Synopsys, Inc.	2,418	204,752	1.4%
Juniper Networks, Inc.	7,979	204,729	1.4%
Fiat Chrysler Automobiles NV	9,632	204,093	1.4%
Teradata Corp.	5,522	203,316	1.4%
Twitter, Inc.	6,359	202,603	1.4%
Navistar International Corp.	5,419	202,220	1.4%
General Motors Co.	5,091	200,347	1.4%
BioMarin Pharmaceutical, Inc.	2,463	199,895	1.4%
Goodyear Tire & Rubber Co. (The)	6,874	198,941	1.4%
Visteon Corp.	1,605	198,724	1.4%
Eli Lilly & Co.	2,574	198,241	1.4%
Other	85,540	3,647,556	25.40%

Total		$14,371,762	100.0%

The following table represents the 50 largest equity basket holdings underlying the total return swap with GSABHVIP as of February 28, 2018.

Security Description	Shares	Market Value as of 2/28/18	Percent of Basket’s Net Assets
Micron Technology, Inc.	50,489	$2,966,229	2.6%
Autodesk, Inc.	19,958	2,716,883	2.4%
Booking Holdings, Inc.	1,206	2,613,197	2.3%
Netflix, Inc.	8,247	2,602,588	2.3%
ServiceNow, Inc.	14,849	2,578,677	2.3%
GoDaddy, Inc.	40,054	2,503,776	2.2%
Dell Technologies, Inc. – Class V	31,398	2,422,042	2.1%
XPO Logistics, Inc.	23,470	2,413,185	2.1%
Amazon.com, Inc.	1,512	2,399,211	2.1%
Activision Blizzard, Inc.	31,497	2,389,362	2.1%
Delta Air Lines, Inc.	42,026	2,374,049	2.1%
Apple, Inc.	13,107	2,352,575	2.1%
FleetCor Technologies, Inc.	11,263	2,332,567	2.0%
NXP Semiconductors NV	19,096	2,332,004	2.0%
Constellation Brands, Inc.	10,251	2,329,642	2.0%
Alphabet, Inc.	2,045	2,323,161	2.0%
DXC Technology Co.	21,907	2,318,418	2.0%
Broadcom Ltd.	8,858	2,311,761	2.0%
Mastercard, Inc.	12,716	2,298,926	2.0%
Berkshire Hathaway, Inc.	10,939	2,286,689	2.0%
PayPal Holdings, Inc.	28,391	2,275,823	2.0%
MGM Resorts International	63,698	2,275,293	2.0%
Microsoft Corp.	24,158	2,273,268	2.0%
Monsanto Co.	18,254	2,253,456	2.0%
Liberty Media Corp.-Liberty SiriusXM	52,520	2,239,978	2.0%
Visa, Inc.	18,156	2,236,819	2.0%
Time Warner, Inc.	23,209	2,232,938	2.0%
Zayo Group Holdings, Inc.	60,634	2,224,055	2.0%
Facebook, Inc.	12,220	2,220,252	2.0%

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 89

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Security Description	Shares	Market Value as of 2/28/18	Percent of Basket’s Net Assets
Rockwell Collins, Inc.	16,318	$2,219,574	1.9%
Bank of America Corp.	68,555	2,219,468	1.9%
JPMorgan Chase & Co.	19,071	2,213,380	1.9%
IQVIA Holdings, Inc.	20,957	2,212,221	1.9%
Alibaba Group Holding Ltd.	11,746	2,208,600	1.9%
Aetna, Inc.	12,410	2,199,672	1.9%
Ally Financial, Inc.	77,001	2,199,149	1.9%
Liberty Broadband Corp.	24,334	2,191,033	1.9%
DowDuPont, Inc.	30,755	2,176,839	1.9%
Boeing Co (The)	6,361	2,147,855	1.9%
Allergan PLC	13,165	2,144,315	1.9%
Caesars Entertainment Corp.	171,387	2,138,053	1.9%
Citigroup, Inc.	28,598	2,137,700	1.9%
Charter Communications, Inc.	6,112	2,134,005	1.9%
GCI Liberty, Inc.	39,527	2,124,576	1.9%
Wells Fargo & Co	36,839	2,118,979	1.9%
Adient PLC	34,450	2,102,484	1.8%
Nexstar Media Group, Inc.	29,565	2,073,985	1.8%
JD.com, Inc.	46,815	2,073,905	1.8%
Comcast Corp.	55,637	2,020,179	1.8%
QUALCOMM, Inc.	32,944	1,958,521	1.7%

Total		$114,111,317	100.0%

The following table represents the 50 largest equity basket holdings underlying the total return swap with GSABSJHB as of February 28, 2018.

Security Description	Shares	Market Value as of 2/28/18	Percent of Basket’s Net Assets
Nihon M&A Center, Inc.	1,840,667	$12,811,039,912	1.3%
Ono Pharmaceutical Co., Ltd.	3,819,151	11,953,943,766	1.3%
Otsuka Corp.	1,151,198	11,477,447,490	1.2%
Pola Orbis Holdings, Inc.	2,460,183	11,107,725,595	1.2%
Nintendo Co., Ltd.	225,257	11,055,608,259	1.2%
Astellas Pharma, Inc.	6,981,566	11,034,365,720	1.2%
Nitori Holdings Co., Ltd.	607,280	10,940,156,464	1.2%
Otsuka Holdings Co., Ltd.	2,031,110	10,935,497,457	1.2%
Yamada Denki Co., Ltd.	15,826,852	10,714,778,872	1.1%
Obic Co., Ltd.	1,196,402	10,695,837,966	1.1%
Ryohin Keikaku Co., Ltd.	291,728	10,691,816,529	1.1%
Tsuruha Holdings, Inc.	682,703	10,595,548,997	1.1%
NTT DOCOMO, Inc.	3,784,622	10,388,787,730	1.1%
Nomura Real Estate Master Fund, Inc.	70,596	10,335,274,671	1.1%
Nidec Corp.	596,607	10,297,442,014	1.1%
Japan Real Estate Investment Corp.	18,585	10,296,154,896	1.1%
Shimamura Co., Ltd.	805,885	10,266,971,537	1.1%
Orix JREIT, Inc.	62,772	10,225,550,181	1.1%
Shimadzu Corp.	3,690,791	10,168,129,566	1.1%
United Urban Investment Corp.	60,153	10,153,864,194	1.1%

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CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Security Description	Shares	Market Value as of 2/28/18	Percent of Basket’s Net Assets
ABC-Mart, Inc.	1,488,897	$10,124,502,891	1.1%
Fuji Media Holdings, Inc.	5,441,231	10,000,982,021	1.1%
Makita Corp.	1,970,563	9,990,754,699	1.0%
Japan Retail Fund Investment Corp.	48,408	9,938,125,076	1.0%
Nifco, Inc./Japan	1,291,787	9,933,841,415	1.0%
Keyence Corp.	152,131	9,929,563,041	1.0%
Keihan Holdings Co., Ltd.	2,951,502	9,902,289,948	1.0%
Sony Corp.	1,818,970	9,898,836,155	1.0%
Sundrug Co., Ltd.	1,998,020	9,880,210,215	1.0%
Izumi Co., Ltd.	1,403,633	9,853,507,121	1.0%
Japan Post Insurance Co., Ltd.	3,633,398	9,846,508,241	1.0%
Nissan Motor Co., Ltd.	8,750,609	9,844,435,582	1.0%
Hikari Tsushin, Inc.	635,692	9,840,508,870	1.0%
Asahi Group Holdings Ltd.	1,788,252	9,819,292,100	1.0%
Rakuten, Inc.	10,034,942	9,807,149,100	1.0%
Oriental Land Co., Ltd./Japan	935,747	9,750,485,267	1.0%
Don Quijote Holdings Co., Ltd.	1,620,979	9,742,082,113	1.0%
Japan Post Bank Co., Ltd.	6,629,273	9,718,514,171	1.0%
Daiwa House REIT Investment Corp.	37,785	9,714,446,545	1.0%
Asahi Intecc Co., Ltd.	2,547,516	9,680,559,702	1.0%
Taisei Corp.	1,775,592	9,676,975,691	1.0%
Aozora Bank Ltd.	2,201,537	9,675,756,961	1.0%
McDonald’s Holdings Co. Japan Ltd.	2,026,252	9,675,351,223	1.0%
Advance Residence Investment Corp.	36,021	9,649,921,580	1.0%
Zenkoku Hosho Co., Ltd.	2,038,561	9,632,201,231	1.0%
Marubeni Corp.	11,742,056	9,624,963,180	1.0%
Canon, Inc.	2,347,537	9,615,510,462	1.0%
KDDI Corp.	3,636,046	9,582,799,607	1.0%
Hoya Corp.	1,689,058	9,578,648,071	1.0%
Nippon Telegraph & Telephone Corp.	1,921,941	9,575,111,781	1.0%
Other	121,890,930	448,307,594,087	46.80%

Total		$957,957,369,963	100.0%

The following table represents the 50 largest equity basket holdings underlying the total return swap with MSABRDS as of February 28, 2018.

Security Description	Shares	Market Value as of 2/28/18	Percent of Basket’s Net Assets
Veeva Systems, Inc.	3,836	$267,401	1.8%
Microchip Technology, Inc.	2,757	245,184	1.6%
Palo Alto Networks, Inc.	1,412	244,743	1.6%
Skyworks Solutions, Inc.	2,184	238,614	1.6%
Texas Instruments, Inc.	2,197	238,028	1.6%
Paycom Software, Inc.	2,394	236,787	1.6%
Take-Two Interactive Software, Inc.	2,095	234,325	1.5%

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CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Security Description	Shares	Market Value as of 2/28/18	Percent of Basket’s Net Assets
Apple, Inc.	1,314	$234,137	1.5%
Copart, Inc.	5,001	234,120	1.5%
CDW Corp./DE	3,202	233,491	1.5%
Jabil, Inc.	8,579	232,402	1.5%
Flex Ltd.	12,839	232,387	1.5%
MKS Instruments, Inc.	2,073	230,839	1.5%
Cisco Systems, Inc.	5,131	229,772	1.5%
Versum Materials, Inc.	6,186	228,999	1.5%
ViaSat, Inc.	3,266	227,960	1.5%
Advanced Energy Industries, Inc.	3,426	227,235	1.5%
Littelfuse, Inc.	1,085	225,046	1.5%
Tyler Technologies, Inc.	1,107	224,925	1.5%
Catalent, Inc.	5,360	223,770	1.5%
Check Point Software Technologies Ltd.	2,144	222,707	1.5%
Pure Storage, Inc.	10,271	222,578	1.5%
CDK Global, Inc.	3,232	221,960	1.5%
NVIDIA Corp.	917	221,880	1.5%
Lear Corp.	1,189	221,783	1.5%
Adient PLC	3,566	221,331	1.4%
Logitech International SA	5,549	218,531	1.4%
Harris Corp.	1,396	218,032	1.4%
Perrigo Co. PLC	2,516	204,964	1.3%
Taro Pharmaceutical Industries Ltd.	2,034	199,590	1.3%
Ubiquiti Networks, Inc.	3,061	194,657	1.3%
Broadcom Ltd.	782	192,721	1.3%
MuleSoft, Inc.	4,927	152,141	1.0%
Dana, Inc.	4,374	116,224	0.8%
Harley-Davidson, Inc.	2,484	112,710	0.7%
Analog Devices, Inc.	1,171	105,537	0.7%
GrubHub, Inc.	1,027	102,073	0.7%
ServiceNow, Inc.	603	97,034	0.6%
MercadoLibre, Inc.	248	96,085	0.6%
HubSpot, Inc.	833	92,489	0.6%
Match Group, Inc.	2,226	89,134	0.6%
SS&C Technologies Holdings, Inc.	1,771	87,677	0.6%
Spirit AeroSystems Holdings, Inc.	928	84,744	0.6%
Stamps.com, Inc.	441	84,199	0.6%
Adobe Systems, Inc.	390	81,470	0.5%
Nordson Corp.	597	80,083	0.5%
CoStar Group, Inc.	234	79,896	0.5%
IDEX Corp.	556	76,124	0.5%
Intuitive Surgical, Inc.	178	75,942	0.5%
Cantel Medical Corp.	649	75,457	0.5%
Other	100,059	6,274,118	41.2%

Total		$15,214,036	100.0%

See notes to consolidated financial statements.

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CONSOLIDATED STATEMENT OF ASSETS & LIABILITIES

February 28, 2018 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $587,561,564)	$633,815,128	(a)
Affiliated issuers (cost $230,882,061—including investment of cash collateral for securities loaned of $15,039,772)	215,240,160
Cash	5
Cash collateral due from broker	13,592,571
Foreign currencies, at value (cost $7,068,375)	6,882,190
Receivable for investment securities sold and foreign currency transactions	4,329,311
Unrealized appreciation on forward currency exchange contracts	4,194,558
Unaffiliated interest and dividends receivable	2,703,629
Unrealized appreciation on total return swaps	1,534,528
Unrealized appreciation on inflation swaps	108,249
Receivable for shares of beneficial interest sold	78,500
Upfront premiums paid on credit default swaps	43,753
Affiliated dividends receivable	28,825
Unrealized appreciation on variance swaps	18,148
Receivable for variation margin on centrally cleared swaps	17,513
Deferred offering costs	3,125
Unrealized appreciation on credit default swaps	494
Other asset	134,740

Total assets	882,725,427

Liabilities
Options written, at value (premiums received $3,728,463)	3,980,876
Swaptions written, at value (premiums received $3,952)	2,629
Payable for collateral received on securities loaned	15,039,772
Unrealized depreciation on forward currency exchange contracts	6,196,274
Payable for investment securities purchased and foreign currency transactions	5,086,065
Unrealized depreciation on total return swaps	1,731,359
Upfront premiums received on credit default swaps	1,551,723
Payable for variation margin on futures	936,924
Payable for shares of beneficial interest redeemed	708,294
Unrealized depreciation on credit default swaps	621,449
Advisory fee payable	218,610
Distribution fee payable	198,268
Transfer Agent fee payable	100,468
Unrealized depreciation on variance swaps	43,176
Trustees’ fees payable	981
Accrued expenses	152,468

Total liabilities	36,569,336

Net Assets	$846,156,091

Composition of Net Assets
Shares of beneficial interest, at par	$581
Additional paid-in capital	849,543,442
Undistributed net investment income	7,196,808
Accumulated net realized loss on investment transactions	(38,438,844)
Net unrealized appreciation on investments and foreign currency denominated assets and liabilities	27,854,104

	$846,156,091

(a)	Includes securities on loan with a value of $14,336,772 (see Note E).

See notes to consolidated financial statements.

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CONSOLIDATED STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—unlimited shares authorized, $.00001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$651,246,003	44,745,007	$14.55	*

B	$7,298,339	498,710	$14.63

C	$76,598,635	5,292,943	$14.47

Advisor	$84,459,107	5,766,828	$14.65

R	$5,667,275	391,038	$14.49

K	$20,667,270	1,424,294	$14.51

I	$219,462	14,828	$14.80

*	The maximum offering price per share for Class A shares was $15.20 which reflects a sales charge of 4.25%.

See notes to consolidated financial statements.

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CONSOLIDATED STATEMENT OF OPERATIONS

Six Months Ended February 28, 2018 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of and $83,293)	$5,385,353
Affiliated issuers	269,786
Interest	3,931,961
Securities lending income	2,005
Other income	546	$9,589,651

Expenses
Advisory fee (see Note B)	2,448,737
Distribution fee—Class A	843,104
Distribution fee—Class B	39,820
Distribution fee—Class C	444,572
Distribution fee—Class R	15,173
Distribution fee—Class K	30,115
Transfer agency—Class A	335,484
Transfer agency—Class B	4,766
Transfer agency—Class C	46,252
Transfer agency—Advisor Class	44,118
Transfer agency—Class R	7,904
Transfer agency—Class K	24,145
Transfer agency—Class I	129
Custodian	291,101
Printing	67,269
Registration fees	51,365
Audit and tax	40,443
Legal	33,042
Trustees’ fees	14,285
Amortization of offering expenses	9,917
Miscellaneous	24,990

Total expenses	4,816,731
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(958,488)

Net expenses		3,858,243

Net investment income		5,731,408

See notes to consolidated financial statements.

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CONSOLIDATED STATEMENT OF OPERATIONS (continued)

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions(a)	$13,492,248
Forward currency exchange contracts	(3,216,459)
Futures	606,669
Options written	1,162,300
Swaps	(17,570,687)
Swaptions written	44,973
Foreign currency transactions	1,238,729
Net change in unrealized appreciation/depreciation of:
Affiliated Underlying Portfolios	(13,148,265)
Investments	21,368,830
Forward currency exchange contracts	(1,665,732)
Futures	(6,345,549)
Options written	(255,549)
Swaps	1,169,784
Swaptions written	(11,783)
Foreign currency denominated assets and liabilities	(163,857)

Net loss on investment and foreign currency transactions	(3,294,348)

Contributions from Affiliates (see Note B)	4,060

Net Increase in Net Assets from Operations	$2,441,120

(a)	Net of foreign capital gains taxes of $4,151.

See notes to consolidated financial statements.

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CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

Six Months Ended February 28, 2018 (unaudited)	Year Ended August 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income	$5,731,408	$30,128,477
Net realized gain (loss) on investment transactions	(4,242,227)	49,999,945
Net realized gain distributions from Affiliated Underlying Portfolios	– 0	–	44,972,161
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	947,879	(37,457,741)
Contributions from Affiliates (see Note B)	4,060	– 0	–

Net increase in net assets from operations	2,441,120	87,642,842
Dividends to Shareholders from
Net investment income
Class A	(8,377,199)	(20,765,317)
Class B	(37,962)	(209,513)
Class C	(218,557)	(4,428,700)
Advisor Class	(1,244,557)	(2,942,929)
Class R	(55,740)	(169,859)
Class K	(289,893)	(681,135)
Class I	– 0	–	(369,785)
Transactions in Shares of Beneficial Interest
Net decrease	(67,705,594)	(172,973,681)

Total decrease	(75,488,382)	(114,898,077)
Net Assets
Beginning of period	921,644,473	1,036,542,550

End of period (including undistributed net investment income of $7,196,808 and $11,689,308, respectively)	$846,156,091	$921,644,473

See notes to consolidated financial statements.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

February 28, 2018 (unaudited)

NOTE A

Significant Accounting Policies

The AB Portfolios (the “Company”) was organized as a Massachusetts Business Trust on March 26, 1987 and is registered under the Investment Company Act of 1940 as a diversified, open end management investment company. The Company operates as a series company currently comprised of six series. Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB All Market Total Return Portfolio (formerly AB Balanced Wealth Strategy) (the “Fund”). As part of the Fund’s investment strategy, the Fund seeks to gain exposure to commodities and commodities-related instruments and derivatives primarily through investments in AB Cayman All Market Total Return, Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary commenced operations on April 26, 2017. The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of February 28, 2018, net assets of the Fund were $846,156,091, of which $21,916,754, or approximately 2.6%, represented the Fund’s ownership of all issued shares and voting rights of the Subsidiary. This report presents the consolidated financial statements of the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated in consolidation. The Fund offers Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. Class T shares have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Fund to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AB Mutual Fund, (ii) for purposes of dividend reinvestment, (iii) through the Fund’s Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Effective April 10, 2017, Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eight classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Trustees (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or

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pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a

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significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and

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any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2018:

Investments in Securities:	Level 1		Level 2		Level 3		Total
Assets:
Common Stocks:
Information Technology	$85,084,062		$12,679,485		$0	(a)	$97,763,547
Financials	37,870,059		28,619,617		102,046	(a)	66,591,722
Consumer Discretionary	52,572,901		10,543,311		– 0	–	63,116,212
Health Care	54,319,685		5,308,133		– 0	–	59,627,818
Industrials	28,631,047		17,314,507		114,437		46,059,991
Consumer Staples	17,450,453		11,485,722		– 0	–	28,936,175
Materials	7,923,511		6,085,699		63,189		14,072,399
Telecommunication Services	2,076,579		11,715,670		– 0	–	13,792,249
Energy	6,709,000		6,426,755		157,832	(a)	13,293,587
Utilities	2,329,260		4,105,671		– 0	–	6,434,931
Real Estate	3,050,910		296,781		– 0	–	3,347,691
Investment Companies	251,849,940		– 0	–	– 0	–	251,849,940
Corporates – Non-Investment Grade	– 0	–	58,842,130		536,465	(a)	59,378,595
Governments – Treasuries	– 0	–	15,440,226		– 0	–	15,440,226
Inflation-Linked Securities	– 0	–	14,781,344		– 0	–	14,781,344
Emerging Markets – Treasuries	– 0	–	10,891,073		– 0	–	10,891,073
Emerging Markets – Sovereigns	– 0	–	8,820,397		– 0	–	8,820,397
Corporates – Investment Grade	– 0	–	7,333,329		– 0	–	7,333,329
Emerging Markets – Corporate Bonds	– 0	–	6,966,671		62,881		7,029,552
Collateralized Mortgage Obligations	– 0	–	6,716,596		89,076		6,805,672
Bank Loans	– 0	–	1,460,469		349,582		1,810,051
Commercial Mortgage-Backed Securities	– 0	–	– 0	–	863,040		863,040
Asset-Backed Securities	– 0	–	– 0	–	813,826		813,826
Collateralized Loan Obligations	– 0	–	– 0	–	747,711		747,711
Preferred Stocks	58,357		30,979		576,961		666,297
Local Governments – Regional Bonds	– 0	–	495,062		– 0	–	495,062
Quasi-Sovereigns	– 0	–	419,172		– 0	–	419,172
Local Governments – US Municipal Bonds	– 0	–	235,836		– 0	–	235,836
Options Purchased – Calls	– 0	–	130,215		– 0	–	130,215
Warrants	5,119		– 0	–	16,401	(a)	21,520
Mortgage Pass-Throughs	– 0	–	226		– 0	–	226

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Investments in Securities:	Level 1		Level 2			Level 3			Total
Short-Term Investments:
Investment Companies	$22,472,120		$	– 0	–	$	– 0	–	$22,472,120
U.S. Treasury Bills	– 0	–		9,973,990			– 0	–	9,973,990
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	15,039,772			– 0	–		– 0	–	15,039,772

Total Investments in Securities	587,442,775			257,119,066			4,493,447		849,055,288
Other Financial Instruments(b):
Assets:
Futures	4,824,950			– 0	–		– 0	–	4,824,950	(c)
Forward Currency Exchange Contracts	– 0	–		4,194,558			– 0	–	4,194,558
Centrally Cleared Interest Rate Swaps	– 0	–		228,781			– 0	–	228,781	(c)
Centrally Cleared Credit Default Swaps	– 0	–		4,281,152			– 0	–	4,281,152	(c)
Credit Default Swaps	– 0	–		35,565			– 0	–	35,565
Inflation (CPI) Swaps	– 0	–		108,249			– 0	–	108,249
Total Return Swaps	– 0	–		1,534,528			– 0	–	1,534,528
Variance Swaps	– 0	–		18,148			– 0	–	18,148
Liabilities:
Futures	(3,635,011)			(687,891)			– 0	–	(4,322,902	)(c)
Forward Currency Exchange Contracts	– 0	–		(6,196,274)			– 0	–	(6,196,274)
Call Options Written	– 0	–		(981,818)			– 0	–	(981,818)
Put Options Written	– 0	–		(2,693,233)			– 0	–	(2,693,233)
Credit Default Swaptions Written	– 0	–		(2,629)			– 0	–	(2,629)
Currency Options Written	– 0	–		(305,825)			– 0	–	(305,825)
Centrally Cleared Interest Rate Swaps	– 0	–		(192,177)			– 0	–	(192,177	)(c)
Centrally Cleared Credit Default Swaps	– 0	–		(4,871,529)			– 0	–	(4,871,529	)(c)
Credit Default Swaps	– 0	–		(2,164,490)			– 0	–	(2,164,490)
Total Return Swaps	– 0	–		(1,731,359)			– 0	–	(1,731,359)
Variance Swaps				(43,176)					(43,176)

Total(d)	$588,632,714			$247,649,646			$4,493,447		$840,775,807

(a)	The Fund held securities with zero market value at period end.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums and options written and swaptions which are valued at market value.

(c)	Only variation margin receivable/(payable) at period end is reported within the consolidated statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the consolidated portfolio of investments. Centrally cleared swaps with upfront premiums are presented here at market value.

(d)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

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The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks(a)		Corporates - Non-Investment Grade(a)		Emerging Markets - Corporate Bonds
Balance as of 8/31/17	$138,560		$481,168		$11,427
Accrued discounts/(premiums)	– 0	–	3,482		718
Realized gain (loss)	– 0	–	(18,241)		390
Change in unrealized appreciation/depreciation	119,246		41,736		26,775
Purchases/Payups	80,985		269,474		8,826
Sales/Paydowns	(10,564)		(242,895)		(439)
Reclassification	10,564		– 0	–	– 0	–
Transfers in to Level 3	98,713		1,741		15,184
Transfers out of Level 3			– 0	–	– 0	–

Balance as of 2/28/18	$437,504		$536,465		$62,881

Net change in unrealized appreciation/depreciation from investments held as of 2/28/18(b)	$118,593		$18,702		$26,775

	Collateralized Mortgage Obligations		Bank Loans		Commercial Mortgage- Backed Securities
Balance as of 8/31/17	$85,563		$65,755		$774,659
Accrued discounts/(premiums)	191		(4)		270
Realized gain (loss)	– 0	–	(32)		3
Change in unrealized appreciation/depreciation	3,322		(9,849)		(16,504)
Purchases/Payups	– 0	–	67,843		105,000
Sales/Paydowns	– 0	–	(3,155)		(388)
Reclassification	– 0	–	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	229,024		– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 2/28/18	$89,076		$349,582		$863,040

Net change in unrealized appreciation/depreciation from investments held as of 2/28/18(b)	$3,322		$(9,849)		$(16,504)

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	Asset- Backed Securities		Collateralized Loan Obligations		Preferred Stocks
Balance as of 8/31/17	$539,068		$422,579		$87,700
Accrued discounts/(premiums)	4		28		– 0	–
Realized gain (loss)	(2,182)		– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(12,930)		11,252		1,292
Purchases/Payups	446,766		313,852		440,911
Sales/Paydowns	(156,900)		– 0	–	– 0	–
Reclassification	– 0	–	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–	47,058
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 2/28/18	$813,826		$747,711		$576,961

Net change in unrealized appreciation/depreciation from investments held as of 2/28/18(b)	$(12,930)		$11,252		$1,292

	Warrants(a)		Total
Balance as of 8/31/17	$10,402		$2,616,881
Accrued discounts/(premiums)	– 0	–	4,689
Realized gain (loss)	(24)		(20,086)
Change in unrealized appreciation/depreciation	6,023		170,363
Purchases/Payups	– 0	–	1,733,657
Sales/Paydowns	– 0	–	(414,341)
Reclassification	– 0	–	10,564
Transfers in to Level 3	– 0	–	391,720
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 2/28/18	$16,401		$4,493,447	(c)

Net change in unrealized appreciation/depreciation from investments held as of 2/28/18(b)	$15,145		$155,798

(a)	The Fund held securities with zero market value at period end.

(b)	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation on investments and other financial instruments in the accompanying consolidated statement of operations.

(c)	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recom-

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mendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

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4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for Federal income tax purposes. Note that the loss from the Subsidiary’s contemplated activities also cannot be carried forward to reduce future Subsidiary’s income in subsequent years. However, if the Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as income for Federal income tax purposes.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s consolidated financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income. Investment transactions are accounted for on the date the securities are purchased or sold.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each series or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

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7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement (the “Advisory Agreement”), the Fund pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

The Subsidiary has entered into a separate agreement with the Adviser for the management of the Subsidiary’s portfolio. The Adviser receives no compensation from the Subsidiary for its services under the agreement.

During the six months ended February 28, 2018, the Adviser reimbursed the Fund $4,060 for trading losses incurred due to a trade entry error.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $174,224 for the six months ended February 28, 2018.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $6,237 from the sale of Class A shares and received $3,281, $1,580 and $1,761 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended February 28, 2018.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of ..20% of the portfolio’s average daily net assets and bears its own expenses. In connection with the investment by the Fund in the Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the

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Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended February 28, 2018, such waivers amounted to $43,672.

In connection with the Fund’s investments in AB All Market Alternative Return Portfolio, the Adviser has contractually agreed to waive and reimburse expenses payable by the Fund in an amount equal to the Fund’s pro rata share of the advisory fees and other expenses of the portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. This fee waiver and/or expense reimbursement will remain in effect until December 31, 2018. For the six months ended February 28, 2018, such waivers amounted to $905,918.

A summary of the Fund’s transactions in AB mutual funds for the six months ended February 28, 2018 is as follows:

													Distributions
Fund	Market Value 8/31/17 (000)	Purchases at Cost (000)		Sales Proceeds (000)		Realized Gain (Loss) (000)			Change in Unrealized Appr./ (Depr.) (000)			Market Value 2/28/18 (000)	Dividend Income (000)		Realized Gains (000)
Government Money Market Portfolio	$66,959	$152,195		$196,682		$	– 0	–	$	– 0	–	$22,472	$209		$	– 0	–
AB Cap Fund, Inc. - AB All Market Alternative Return Portfolio	190,876	– 0	–	– 0	–		– 0	–		(13,148)		177,728	– 0	–		– 0	–
Government Money Market Portfolio*	14,459	48,480		47,899			– 0	–		– 0	–	15,040	61			– 0	–

Total						$	– 0	–		$(13,148)		$215,240	$270		$	– 0	–

*	Investments of cash collateral for securities lending transactions (see Note E).

Brokerage commissions paid on investment transactions for the six months ended February 28, 2018 amounted to $144,244, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Plan

The Fund has adopted a Plan for each class of shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a

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“Plan” and collectively the “Plans”). Under the Plans, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to both Class B and Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. Effective August 1, 2014, payments under the Plan in respect of Class A shares are limited to an annual rate of .25% of the Fund’s Class A share’s average daily net assets. The Plans provide that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Fund is not obligated under the Plan to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Fund’s shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities Exchange Commission as being a “compensation” plan.

In the event that a Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to the relevant class. The Plans also provide that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended February 28, 2018 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$171,491,757	$240,458,622
U.S. government securities	9,868,897	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$75,122,756
Gross unrealized depreciation	(47,117,626)

Net unrealized appreciation	$28,005,130

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1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the consolidated statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the consolidated statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s

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settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended February 28, 2018, the Fund held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended February 28, 2018, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Fund may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. Put and call options purchased are accounted for in the same manner as

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portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value. At February 28, 2018, the maximum payments for written put options amounted to $660,064,092. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract.

The Fund may also invest in options on swap agreements, also called “swaptions”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium”. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return on a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

During the six months ended February 28, 2018, the Fund held purchased options for hedging and non-hedging purposes. During the six months ended February 28, 2018, the Fund held written options for hedging and non-hedging purposes.

During the six months ended February 28, 2018, the Fund held purchased swaptions for hedging and non-hedging purposes. During the six months ended February 28, 2018, the Fund held written swaptions for hedging and non-hedging purposes.

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At February 28, 2018, the maximum payments for written put swaptions amounted to $1,680,000 with net unrealized appreciation of $1,323, and a term of less than 1 year, as reflected in the portfolio of investments.

•	Swaps

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk, equity markets or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the consolidated statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the consolidated statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received are recognized as cost or proceeds on the consolidated statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the consolidated statement of operations. Fluctuations in the value of swaps are recorded as a

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component of net change in unrealized appreciation/depreciation of swaps on the consolidated statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the consolidated statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest

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rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended February 28, 2018, the Fund held interest rate swaps for hedging and non-hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Fund against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the six months ended February 28, 2018, the Fund held inflation (CPI) swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net

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amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligations with the same counterparty. As of February 28, 2018, the Fund had Buy Contracts outstanding with respect to the same referenced obligation and same counterparty for its Sales Contracts which may partially offset the Maximum Payout Amount in the amount of $7,940,000.

Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended February 28, 2018, the Fund held credit default swaps for hedging and non-hedging purposes.

Total Return Swaps:

The Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

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During the six months ended February 28, 2018, the Fund held total return swaps for hedging and non-hedging purposes.

Variance Swaps:

The Fund may enter into variance swaps to hedge equity market risk or adjust exposure to the equity markets. Variance swaps are contracts in which two parties agree to exchange cash payments based on the difference between the stated level of variance and the actual variance realized on underlying asset(s) or index(es). Actual “variance” as used here is defined as the sum of the square of the returns on the reference asset(s) or index(es) (which in effect is a measure of its “volatility”) over the length of the contract term. So the parties to a variance swap can be said to exchange actual volatility for a contractually stated rate of volatility.

During the six months ended February 28, 2018, the Fund held variance swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. For additional details, please refer to netting arrangements by the OTC counterparty tables below.

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During the six months ended February 28, 2018, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on futures	$205,018	*	Receivable/Payable for variation margin on futures	$2,479,673	*

Equity contracts	Receivable/Payable for variation margin on futures	856,561	*	Receivable/Payable for variation margin on futures	1,002,262	*

Commodity contracts	Receivable/Payable for variation margin on futures	3,763,371	*	Receivable/Payable for variation margin on futures	840,967	*

Credit contracts	Receivable/Payable for variation margin on centrally cleared swaps	252,924	*	Receivable/Payable for variation margin on centrally cleared swaps	410,738	*

Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	228,781	*	Receivable/Payable for variation margin on centrally cleared swaps	192,177	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	4,194,558		Unrealized depreciation on forward currency exchange contracts	6,196,274

Foreign exchange contracts	Investments in securities, at value	130,215

Foreign exchange contracts				Options written, at value	305,825

Credit contracts				Swaptions written, at value	2,629

Equity contracts				Options written, at value	3,675,051

Interest rate contracts	Unrealized appreciation on inflation swaps	108,249

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	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Unrealized appreciation on credit default swaps	$494	Unrealized depreciation on credit default swaps	$621,449

Equity contracts	Unrealized appreciation on total return swaps	1,534,528	Unrealized depreciation on total return swaps	1,731,359

Equity contracts	Unrealized appreciation on variance swaps	18,148	Unrealized depreciation on variance swaps	43,176

Total		$11,292,847		$17,501,580

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	$(5,355,434)	$(4,804,487)

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	2,642,494	(794,512)

Commodity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	3,319,609	(746,550)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation of forward currency exchange contracts	(3,216,459)	(1,665,732)

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)

Interest rate contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation/depreciation of investments	$(97,948)	$182,415

Foreign exchange contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation/depreciation of investments	(2,535)	(113,343)

Credit contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation/depreciation of investments	(7,088)	(3,809)

Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation/depreciation of investments	(2,673)	– 0	–

Foreign exchange contracts	Net realized gain (loss) on options written; Net change in unrealized appreciation/depreciation of options written	1,048,223	123,045

Equity contracts	Net realized gain (loss) on options written; Net change in unrealized appreciation/depreciation of options written	114,077	(378,594)

Interest rate contracts	Net realized gain (loss) on swaptions written; Net change in unrealized appreciation/depreciation of swaptions written	18,144	– 0	–

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)

Credit contracts	Net realized gain (loss) on swaptions written; Net change in unrealized appreciation/depreciation of swaptions written	$26,829	$(11,783)

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	(123,731)	647,128

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	961,241	(801,849)

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	(18,408,197)	1,324,505

Total		$(19,083,448)	$(7,043,566)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended February 28, 2018:

Futures:
Average original value of buy contracts	$710,581,299
Average original value of sale contracts	$65,690,506
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$257,005,893
Average principal amount of sale contracts	$331,819,857
Purchased Options:
Average notional amount	$22,819,889
Purchased Swaptions:
Average notional amount	$125,511,159	(a)
Options Written:
Average notional amount	$35,436,220
Swaptions Written:
Average notional amount	$4,492,143
Inflation Swaps:
Average notional amount	$23,922,857
Centrally Cleared Interest Rate Swaps:
Average notional amount	$45,559,791	(b)

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Credit Default Swaps:
Average notional amount of buy contracts	$140,000	(c)
Average notional amount of sale contracts	$10,840,000
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$43,167,024
Average notional amount of sale contracts	$162,010,005
Total Return Swaps:
Average notional amount	$376,252,747
Variance Swaps:
Average notional amount	$122,957	(d)

(a)	Positions were open for less than one month during the period.

(b)	Positions were open for four months during the period.

(c)	Positions were open for two months during the period.

(d)	Positions were open for five months during the period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the consolidated statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements and net of the related collateral received/pledged by the Fund as of February 28, 2018. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset	Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivatives Assets
Australia and New Zealand Banking Group Ltd.	$62,300	$(62,300)	$	– 0	–	$	– 0	–	$	– 0	–
Bank of America, NA	728,991	(416,661)		– 0	–		– 0	–		312,330
Barclays Bank PLC	746,191	(746,191)		– 0	–		– 0	–		– 0	–
BNP Paribas SA	169,191	(73,440)		– 0	–		– 0	–		95,751
Citibank, NA	657,258	(657,258)		– 0	–		– 0	–		– 0	–
Credit Suisse International	39,602	(39,602)		– 0	–		– 0	–		– 0	–
Deutsche Bank AG	151,130	(151,130)		– 0	–		– 0	–		– 0	–
Goldman Sachs Bank USA/Goldman Sachs International	1,451,933	(1,451,933)		– 0	–		– 0	–		– 0	–
HSBC Bank USA	15,442	(15,442)		– 0	–		– 0	–		– 0	–
JPMorgan Chase Bank, NA	329,033	(206,319)		– 0	–		– 0	–		122,714
Morgan Stanley Capital Services LLC/Morgan Stanley Capital Services, Inc./Morgan Stanley & Co., Inc.	251,666	(247,001)		– 0	–		– 0	–		4,665

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Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset	Cash Collateral Received*	Security Collateral Received*	Net Amount of Derivatives Assets
Royal Bank of Scotland PLC	$383,768	$(383,768)	$	– 0	–	$	– 0	–	$	– 0	–
Standard Chartered Bank	329,019	(329,019)	– 0	–	– 0	–	– 0	–
State Street Bank & Trust Co.	390,359	(197,907)	– 0	–	– 0	–	192,452
UBS AG	315,380	(315,380)	– 0	–

Total	$6,021,263	$(5,293,351)	$	– 0	–	$	– 0	–	$727,912	^

Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset	Cash Collateral Pledged*	Security Collateral Pledged*	Net Amount of Derivatives Liabilities
Australia and New Zealand Banking Group Ltd.	$212,874	$(62,300)	$	– 0	–	$	– 0	–	$150,574
Bank of America, NA	416,661	(416,661)	– 0	–	– 0	–	– 0	–
Barclays Bank PLC	2,014,263	(746,191)	– 0	–	(901,073)	366,999
BNP Paribas SA	73,440	(73,440)	– 0	–	– 0	–	– 0	–
Citibank, NA	2,213,703	(657,258)	– 0	–	(1,556,445)	– 0	–
Citigroup Global Markets, Inc.	620,056	– 0	–	– 0	–	(480,571)	139,485
Credit Suisse International	1,080,693	(39,602)	– 0	–	(919,584)	121,507
Deutsche Bank AG	883,983	(151,130)	– 0	–	(495,553)	237,300
Goldman Sachs Bank USA/Goldman Sachs International	3,571,063	(1,451,933)	– 0	–	(2,119,130)	– 0	–
HSBC Bank USA	501,036	(15,442)	– 0	–	– 0	–	485,594
JPMorgan Chase Bank, NA	206,319	(206,319)	– 0	–	– 0	–	– 0	–
Morgan Stanley Capital Services LLC/Morgan Stanley Capital Services, Inc./Morgan Stanley & Co., Inc.	247,001	(247,001)	– 0	–	– 0	–	– 0	–
Royal Bank of Scotland PLC	830,093	(383,768)	– 0	–	– 0	–	446,325
Standard Chartered Bank	629,849	(329,019)	– 0	–	– 0	–	300,830
State Street Bank & Trust Co.	197,907	(197,907)	– 0	–	– 0	–	– 0	–
UBS AG	419,863	(315,380)	– 0	–	– 0	–	104,483

Total	$14,118,804	$(5,293,351)	$	– 0	–	$(6,472,356)	$2,353,097	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

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2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash. The Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Fund to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the consolidated statement of assets and liabilities. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At

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February 28, 2018, the Fund had securities on loan with a value of $14,336,772 and had received cash collateral which has been invested into Government Money Market Portfolio of $15,039,772. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Fund earned securities lending income of $2,005 and $60,573 from the borrowers and Government Money Market Portfolio, respectively, for the six months ended February 28, 2018; these amounts are reflected in the consolidated statement of operations. In connection with the cash collateral investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of the Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended February 28, 2018, such waiver amounted to $8,898. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities.

NOTE F

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Shares		Amount
	Six Months Ended February 28, 2018 (unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (unaudited)	Year Ended August 31, 2017

Class A
Shares sold	716,395	1,530,217	$10,597,799	$21,327,103

Shares issued in reinvestment of dividends	519,129	1,419,314	7,703,868	19,203,315

Shares converted from Class B	76,890	658,715	1,135,498	9,162,144

Shares converted from Class C	803,899	4,965,230	11,785,417	70,717,469

Shares redeemed	(4,186,229)	(11,228,596)	(62,073,133)	(157,593,490)

Net decrease	(2,069,916)	(2,655,120)	$(30,850,551)	$(37,183,459)

Class B
Shares sold	12,341	39,310	$182,915	$549,709

Shares issued in reinvestment of dividends	2,444	14,585	36,537	198,793

Shares converted to Class A	(76,643)	(659,973)	(1,135,498)	(9,162,144)

Shares redeemed	(36,598)	(189,371)	(544,081)	(2,654,591)

Net decrease	(98,456)	(795,449)	$(1,460,127)	$(11,068,233)

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Shares	Amount
Six Months Ended February 28, 2018 (unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (unaudited)	Year Ended August 31, 2017

Class C
Shares sold	79,612	272,170	$1,168,246	$3,764,449

Shares issued in reinvestment of dividends	12,596	286,747	186,164	3,856,748

Shares converted to Class A	(810,831)	(5,011,306)	(11,785,417)	(70,717,469)

Shares redeemed	(1,054,185)	(3,011,531)	(15,429,204)	(41,718,402)

Net decrease	(1,772,808)	(7,463,920)	$(25,860,211)	$(104,814,674)

Advisor Class
Shares sold	537,053	1,426,712	$8,011,593	$20,172,953

Shares issued in reinvestment of dividends	69,270	178,798	1,034,204	2,431,651

Shares redeemed	(980,708)	(1,841,315)	(14,609,802)	(25,952,547)

Net decrease	(374,385)	(235,805)	$(5,564,005)	$(3,347,943)

Class R
Shares sold	22,074	105,322	$323,938	$1,469,690

Shares issued in reinvestment of dividends	3,769	12,582	55,741	169,859

Shares redeemed	(58,386)	(157,756)	(868,252)	(2,224,944)

Net decrease	(32,543)	(39,852)	$(488,573)	$(585,395)

Class K
Shares sold	56,825	234,117	$839,187	$3,247,624

Shares issued in reinvestment of dividends	19,587	50,435	289,892	680,868

Shares redeemed	(312,563)	(590,341)	(4,616,186)	(8,106,722)

Net decrease	(236,151)	(305,789)	$(3,487,107)	$(4,178,230)

Class I
Shares sold	360	109,319	$5,411	$1,527,118

Shares issued in reinvestment of dividends	– 0	–	27,163	– 0	–	368,339

Shares redeemed	(29)	(935,312)	(431)	(13,691,204)

Net increase (decrease)	331	(798,830)	$4,980	$(11,795,747)

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

NOTE G

Risks Involved in Investing in the Fund

Allocation Risk—The allocation of investments among different investment styles, such as equity or debt, growth or value, U.S. or non-U.S. securities, or diversification strategies, may have a more significant effect on the Fund’s net asset value, or NAV, when one of these investments is performing more poorly than another.

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Fund’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

High Yield Debt Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Alternative Investments Risk—Many alternative investments can be volatile and may be illiquid. Their performance may have little correlation with the performance of equity or fixed-income markets, and they may not perform in accordance with expectations.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the consolidated statement of assets and liabilities.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Commodity Risk—Investing in commodities and commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Subsidiary Risk—By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in the Fund’s prospectus, is

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

not subject to all of the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are managed by the Adviser, making it unlikely the Subsidiary will take actions contrary to the interests of the Fund or its shareholders. In addition, changes in federal tax laws applicable to the Fund or interpretations thereof could limit the Fund’s ability to gain exposure to commodities investments through investments in the Subsidiary.

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies are subject to market and selection risk. In addition, shareholders of the Fund bear both their proportionate share of expenses in the Fund (including management fees) and, indirectly, the expenses of the investment companies (to the extent these expenses are not waived or reimbursed by the Adviser).

Short Sales Risk—The Fund is subject to short sale risk because it may engage in short sales either directly or indirectly through investment in the Underlying Portfolio. Short sales involve the risk that the Fund or Underlying Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security. The amount of such loss is theoretically unlimited, as it will be based on the increase in value of the security sold short. In contrast, the risk of loss from a long position is limited to the Fund’s or Underlying Fund’s investment in the security, because the price of the security cannot fall below zero. The Fund or Underlying Fund may not always be able to close out a short position on favorable terms.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the consolidated statement of operations. The Fund did not utilize the Facility during the six months ended February 28, 2018.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending August 31, 2018 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended August 31, 2017 and August 31, 2016 were as follows:

	2017	2016
Distributions paid from:
Ordinary income	$29,567,238	$23,241,326

Total taxable distributions paid	$29,567,238	$23,241,326

As of August 31, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$10,223,336
Accumulated capital and other losses	(31,422,774	)(a)
Unrealized appreciation/(depreciation)	22,472,985	(b)

Total accumulated earnings/(deficit)	$1,273,547

(a)	As of August 31, 2017, the Fund had a net capital loss carryforward of $31,401,872. During the fiscal year, the Fund utilized $63,029,163 of capital loss carry forwards to offset current year net realized gains. As of August 31, 2017, the cumulative deferred loss on straddles was $20,902.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of swaps, the tax treatment of passive foreign investment companies (PFICs), the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, and the tax treatment of earnings from the Subsidiary.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable primarily to the tax treatment of defaulted securities.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period. These post-December 22, 2010 capital losses must be utilized prior to the earlier capital losses, which are subject to expiration. Post-December 22, 2010 capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous regulation.

As of August 31, 2017, the Fund had a net capital loss carryforward of $31,401,872 which will expire as follows:

SHORT-TERM AMOUNT	LONG-TERM AMOUNT	EXPIRATION
$31,401,872	n/a	08/31/2019

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

NOTE J

Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the consolidated financial statements.

NOTE K

Subsequent Event

Management has evaluated subsequent events for possible recognition or disclosure in the consolidated financial statements through the date the consolidated financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s consolidated financial statements through this date.

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CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended February 28, 2018‡ (unaudited)		Year Ended August 31,
			2017‡		2016		2015		2014		2013

Net asset value, beginning of period	$ 14.71		$ 13.85		$ 13.49		$ 14.31		$ 12.74		$ 11.85

Income From Investment Operations
Net investment income(a)	.10	(b)	.44	(b)	.38	(b)	.43	(b)	.39	(b)	.23
Net realized and unrealized gain (loss) on investment transactions	(.08)		.85		.29		(.93)		1.56		.89
Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.02		1.29		.67		(.50)		1.95		1.12

Less: Dividends and Distributions
Dividends from net investment income	(.18)		(.43)		(.31)		(.32)		(.38)		(.23)
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.00	)(c)

Total dividends and distributions	(.18)		(.43)		(.31)		(.32)		(.38)		(.23)

Net asset value, end of period	$ 14.55		$ 14.71		$ 13.85		$ 13.49		$ 14.31		$ 12.74

Total Return
Total investment return based on net asset value(d)	.14	%*	9.61	%*	5.13%		(3.46)%		15.56%		9.49%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$651,246		$688,485		$684,917		$713,524		$782,044		$732,322
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)†	.80	%^	.83%		.86%		.85%		.98%		.99%
Expenses, before waivers/reimbursements(e)†	1.02	%^	.97%		.94%		.93%		.99%		.99%
Net investment income	1.35	%(b)^	3.14	%(b)	2.89	%(b)	3.07	%(b)	2.87	%(b)	1.87%
Portfolio turnover rate	22%		108%		14%		9%		15%		4%
† Expense ratios exclude the acquired fund fees of affiliated/unaffiliated underlying portfolios:	.22	%^	.31%		.31%		.27%		.05%		.04%

See footnote summary on page 141.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class B
	Six Months Ended February 28, 2018‡ (unaudited)		Year Ended August 31,
			2017‡		2016		2015		2014		2013

Net asset value, beginning of period	$ 14.73		$ 13.76		$ 13.32		$ 14.13		$ 12.64		$ 11.80

Income From Investment Operations
Net investment income(a)	.04	(b)	.36	(b)	.33	(b)	.39	(b)	.33	(b)	.16
Net realized and unrealized gain (loss) on investment transactions	(.07)		.83		.24		(.98)		1.50		.86
Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.03)		1.19		.57		(.59)		1.83		1.02

Less: Dividends and Distributions
Dividends from net investment income	(.07)		(.22)		(.13)		(.22)		(.34)		(.18)
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.00	)(c)

Total dividends and distributions	(.07)		(.22)		(.13)		(.22)		(.34)		(.18)

Net asset value, end of period	$ 14.63		$ 14.73		$ 13.76		$ 13.32		$ 14.13		$ 12.64

Total Return
Total investment return based on net asset value(d)	(.27	)%*	8.82	%*	4.33%		(4.19)%		14.75%		8.66%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,298		$8,798		$19,162		$52,097		$118,556		$166,923
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)†	1.57	%^	1.60%		1.62%		1.61%		1.69%		1.70%
Expenses, before waivers/reimbursements(e)†	1.79	%^	1.73%		1.70%		1.69%		1.70%		1.70%
Net investment income	.58	%(b)^	2.57	%(b)	2.50	%(b)	2.79	%(b)	2.41	%(b)	1.26%
Portfolio turnover rate	22%		108%		14%		9%		15%		4%
† Expense ratios exclude the acquired fund fees of affiliated/unaffiliated underlying portfolios:	.22	%^	.31%		.31%		.27%		.05%		.04%

See footnote summary on page 141.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended February 28, 2018‡ (unaudited)		Year Ended August 31,
			2017‡		2016		2015		2014		2013

Net asset value, beginning of period	$ 14.53		$ 13.68		$ 13.32		$ 14.15		$ 12.66		$ 11.82

Income From Investment Operations
Net investment income(a)	.04	(b)	.38	(b)	.29	(b)	.33	(b)	.30	(b)	.15
Net realized and unrealized gain (loss) on investment transactions	(.06)		.79		.27		(.92)		1.54		.87
Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.02)		1.17		.56		(.59)		1.84		1.02

Less: Dividends and Distributions
Dividends from net investment income	(.04)		(.32)		(.20)		(.24)		(.35)		(.18)
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.00	)(c)

Total dividends and distributions	(.04)		(.32)		(.20)		(.24)		(.35)		(.18)

Net asset value, end of period	$ 14.47		$ 14.53		$ 13.68		$ 13.32		$ 14.15		$ 12.66

Total Return
Total investment return based on net asset value(d)	(.23	)%*	8.84	%*	4.31%		(4.19)%		14.74%		8.67%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$76,599		$102,696		$198,792		$220,663		$266,720		$262,751
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)†	1.55	%^	1.59%		1.61%		1.60%		1.69%		1.69%
Expenses, before waivers/reimbursements(e)†	1.77	%^	1.71%		1.69%		1.68%		1.69%		1.69%
Net investment income	.60	%(b)^	2.73	%(b)	2.17	%(b)	2.40	%(b)	2.20	%(b)	1.17%
Portfolio turnover rate	22%		108%		14%		9%		15%		4%
† Expense ratios exclude the acquired fund fees of affiliated/unaffiliated underlying portfolios:	.22	%^	.31%		.31%		.27%		.05%		.04%

See footnote summary on page 141.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Advisor Class
	Six Months Ended February 28, 2018‡ (unaudited)		Year Ended August 31,
			2017‡		2016		2015		2014		2013

Net asset value, beginning of period	$ 14.80		$ 13.93		$ 13.58		$ 14.40		$ 12.79		$ 11.88

Income From Investment Operations
Net investment income(a)	.12	(b)	.48	(b)	.42	(b)	.48	(b)	.43	(b)	.27
Net realized and unrealized gain (loss) on investment transactions	(.06)		.86		.28		(.94)		1.57		.89
Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.06		1.34		.70		(.46)		2.00		1.16

Less: Dividends and Distributions
Dividends from net investment income	(.21)		(.47)		(.35)		(.36)		(.39)		(.25)
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.00	)(c)

Total dividends and distributions	(.21)		(.47)		(.35)		(.36)		(.39)		(.25)

Net asset value, end of period	$ 14.65		$ 14.80		$ 13.93		$ 13.58		$ 14.40		$ 12.79

Total Return
Total investment return based on net asset value(d)	.24	%*	9.99	%*	5.30%		(3.21)%		15.94%		9.81%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$84,459		$90,911		$88,863		$94,932		$109,579		$95,982
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)†	.55	%^	.59%		.61%		.60%		.68%		.69%
Expenses, before waivers/reimbursements(e)†	.77	%^	.72%		.69%		.68%		.69%		.69%
Net investment income	1.60	%(b)^	3.40	%(b)	3.16	%(b)	3.42	%(b)	3.17	%(b)	2.14%
Portfolio turnover rate	22%		108%		14%		9%		15%		4%
† Expense ratios exclude the acquired fund fees of affiliated/unaffiliated underlying portfolios:	.22	%^	.31%		.31%		.27%		.05%		.04%

See footnote summary on page 141.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class R
	Six Months Ended February 28, 2018‡ (unaudited)		Year Ended August 31,
			2017‡		2016		2015		2014		2013

Net asset value, beginning of period	$ 14.63		$ 13.77		$ 13.39		$ 14.21		$ 12.69		$ 11.82

Income From Investment Operations
Net investment income(a)	.07	(b)	.38	(b)	.36	(b)	.38	(b)	.41	(b)	.20
Net realized and unrealized gain (loss) on investment transactions	(.07)		.85		.25		(.92)		1.47		.87
Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.00	(c)	1.23		.61		(.54)		1.88		1.07

Less: Dividends and Distributions
Dividends from net investment income	(.14)		(.37)		(.23)		(.28)		(.36)		(.20)
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.00	)(c)

Total dividends and distributions	(.14)		(.37)		(.23)		(.28)		(.36)		(.20)

Net asset value, end of period	$ 14.49		$ 14.63		$ 13.77		$ 13.39		$ 14.21		$ 12.69

Total Return
Total investment return based on net asset value(d)	(.04	)%*	9.17	%*	4.69%		(3.82)%		15.09%		9.13%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,667		$6,196		$6,381		$10,762		$11,761		$17,316
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)†	1.21	%^	1.25%		1.27%		1.26%		1.34%		1.35%
Expenses, before waivers/reimbursements(e)†	1.43	%^	1.38%		1.35%		1.34%		1.35%		1.35%
Net investment income	.94	%(b)^	2.69	%(b)	2.70	%(b)	2.71	%(b)	3.05	%(b)	1.62%
Portfolio turnover rate	22%		108%		14%		9%		15%		4%
† Expense ratios exclude the acquired fund fees of affiliated/unaffiliated underlying portfolios:	.22	%^	.31%		.31%		.27%		.05%		.04%

See footnote summary on page 141.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class K
	Six Months Ended February 28, 2018‡ (unaudited)		Year Ended August 31,
			2017‡		2016		2015		2014		2013

Net asset value, beginning of period	$ 14.66		$ 13.80		$ 13.44		$ 14.26		$ 12.71		$ 11.83

Income From Investment Operations
Net investment income(a)	.09	(b)	.41	(b)	.38	(b)	.38	(b)	.35	(b)	.22
Net realized and unrealized gain (loss) on investment transactions	(.06)		.86		.28		(.89)		1.58		.88
Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.03		1.27		.66		(.51)		1.93		1.10

Less: Dividends and Distributions
Dividends from net investment income	(.18)		(.41)		(.30)		(.31)		(.38)		(.22)
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.00	)(c)

Total dividends and distributions	(.18)		(.41)		(.30)		(.31)		(.38)		(.22)

Net asset value, end of period	$ 14.51		$ 14.66		$ 13.80		$ 13.44		$ 14.26		$ 12.71

Total Return
Total investment return based on net asset value(d)	.08	%*	9.56	%*	5.04%		(3.55)%		15.44%		9.40%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20,667		$23,344		$27,129		$30,439		$29,819		$25,081
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)†	.90	%^	.94%		.95%		.95%		1.03%		1.04%
Expenses, before waivers/reimbursements(e)†	1.12	%^	1.07%		1.03%		1.03%		1.04%		1.04%
Net investment income	1.25	%(b)^	2.95	%(b)	2.85	%(b)	2.74	%(b)	2.59	%(b)	1.76%
Portfolio turnover rate	22%		108%		14%		9%		15%		4%
† Expense ratios exclude the acquired fund fees of affiliated/unaffiliated underlying portfolios:	.22	%^	.31%		.31%		.27%		.05%		.04%

See footnote summary on page 141.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended February 28, 2018‡ (unaudited)		Year Ended August 31,
			2017‡		2016		2015		2014		2013

Net asset value, beginning of period	$ 14.76		$ 13.89		$ 13.54		$ 14.35		$ 12.76		$ 11.85

Income From Investment Operations
Net investment income(a)	.12	(b)	.47	(b)	.42	(b)	.49	(b)	.43	(b)	.26
Net realized and unrealized gain (loss) on investment transactions	(.08)		.87		.27		(.95)		1.55		.89
Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.04		1.34		.69		(.46)		1.98		1.15

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.47)		(.34)		(.35)		(.39)		(.24)
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.00	)(c)

Total dividends and distributions	– 0	–	(.47)		(.34)		(.35)		(.39)		(.24)

Net asset value, end of period	$ 14.80		$ 14.76		$ 13.89		$ 13.54		$ 14.35		$ 12.76

Total Return
Total investment return based on net asset value(d)	.27	%*	9.92	%*	5.28%		(3.18)%		15.82%		9.82%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$220		$214		$11,299		$11,912		$14,204		$12,653
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)†	.58	%^	.61%		.63%		.62%		.70%		.71%
Expenses, before waivers/reimbursements(e)†	.79	%^	.74%		.71%		.70%		.71%		.71%
Net investment income	1.58	%(b)^	3.33	%(b)	3.14	%(b)	3.45	%(b)	3.14	%(b)	2.12%
Portfolio turnover rate	22%		108%		14%		9%		15%		4%
† Expense ratios exclude the acquired fund fees of affiliated/unaffiliated underlying portfolios:	.22	%^	.31%		.31%		.27%		.05%		.04%

See footnote summary on page 141.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of fees and expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended February 28, 2018 and year ended August 31, 2017, such waiver amounted to .22% (annualized) and .13%, respectively.

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the six months ended February 28, 2018 and year ended August 31, 2017 by .02% and .03%, respectively.

‡	Consolidated (see Note A).

^	Annualized.

See notes to consolidated financial statements.

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 141

BOARD OF DIRECTORS

TRUSTEES

Marshall C. Turner, Jr.(1), Chairman Michael J. Downey(1) William H. Foulk, Jr.(1) Nancy P. Jacklin(1)	Robert M. Keith, President and Chief Executive Officer Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS
Alexander Barenboym(2), Vice President Daniel J. Loewy(2), Vice President Emilie D. Wrapp, Clerk Joseph J. Mantineo, Treasurer and Chief Financial Officer	Phyllis J. Clarke, Controller and Chief Accounting Officer Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company
State Street Corporation CCB/5
1 Iron Street
Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent

AllianceBernstein Investor
Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2	The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s Multi-Asset Solutions Team. Messrs. Barenboym and Loewy are the investment professionals primarily responsible for the day-to-day management of the AB All Market Total Return Portfolio’s portfolio.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of The AB Portfolios (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB All Market Total Return Portfolio (formerly AB Balanced Wealth Strategy) (the “Fund”) at a meeting held on August 1-2, 2017 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer), who acted as their independent fee consultant, of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the invest-

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 143

ment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2015 and 2016 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationships with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationships with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the underlying funds advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

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At the Meeting, the directors reviewed information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a peer group and a peer universe, and information prepared by the Adviser showing performance of the Class A Shares of the Fund against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2017 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, and their discussion with the Adviser of the reasons for the Fund’s underperformance in certain periods, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates paid by other funds in the same category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median.

The Adviser informed the directors that there were no institutional products managed by it that have a substantially similar investment style.

The directors noted that the Fund invests in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts, and that the Adviser had provided, and they had reviewed, information about the expense ratios of the relevant ETFs. The directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures for a fund or to temporarily “equitize” cash inflows pending purchases of underlying securities, that the advisory fee for the Fund is paid for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year and the information included the pro forma expense ratio to reflect a reduction in the Fund’s expense ratio effective since the recent changes to the Fund’s investment strategies. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant

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to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s pro forma expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedules for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

Sustainable International Thematic Fund1

INTERNATIONAL/ GLOBAL EQUITY (continued)

INTERNATIONAL/ GLOBAL VALUE

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio1

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

CLOSED-END FUNDS

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio1, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Money Market Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to November 10, 2017, Government Money Market Portfolio was named Government Exchange Reserves; prior to January 8, 2018, Sustainable International Thematic Fund was named International Growth Fund; prior to February 23, 2018, FlexFee High Yield Portfolio was named High Yield Portfolio.

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NOTES

148 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

NOTES

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NOTES

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NOTES

abfunds.com	AB ALL MARKET TOTAL RETURN PORTFOLIO | 151

NOTES

152 | AB ALL MARKET TOTAL RETURN PORTFOLIO	abfunds.com

AB ALL MARKET TOTAL RETURN PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

AMTR-0152-0218

FEB    02.28.18

SEMI-ANNUAL REPORT

AB CONSERVATIVE WEALTH STRATEGY

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Conservative Wealth Strategy (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 1

SEMI-ANNUAL REPORT

April 20, 2018

This report provides management’s discussion of fund performance for AB Conservative Wealth Strategy for the semi-annual reporting period ended February 28, 2018.

Effective July 14, 2017, the Fund made certain changes to its principal strategies, including eliminating static asset allocation targets for investment. Accordingly, the performance shown for periods prior to July 14, 2017 is based on the Fund’s prior principal strategies and may not be representative of the Fund’s performance under its current principal strategies.

The Fund’s investment objective is to achieve a high total return without, in the opinion of the Adviser, undue risk to principal.

NAV RETURNS AS OF FEBRUARY 28, 2018 (unaudited)

	6 Months	12 Months
AB CONSERVATIVE WEALTH STRATEGY[1]
Class A Shares	0.88%	4.73%
Class B Shares[2]	0.50%	3.98%
Class C Shares	0.44%	3.91%
Advisor Class Shares[3]	1.05%	5.05%
Class R Shares[3]	0.65%	4.32%
Class K Shares[3]	0.89%	4.67%
Class I Shares[3]	1.01%	4.94%
Primary Benchmark: Bloomberg Barclays Global Aggregate Bond Index (USD hedged)[4]	-0.60%	1.57%
MSCI ACWI (net)	9.07%	18.79%
S&P 500 Index	10.84%	17.10%
Bloomberg Barclays US Aggregate Bond Index	-2.18%	0.51%
Blended Benchmark: 65% Bloomberg Barclays US Aggregate Bond Index / 35% S&P 500 Index	2.28%	6.12%

1	Includes the impact of proceeds received and credited to the Fund resulting from class-action settlements, which enhanced the performance of all share classes of the Fund for the six- and 12-month periods ended February 28, 2018, by 0.03% and 0.31%, respectively.

2	Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for additional information.

3	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

4	Effective July 14, 2017, in connection with the changes in investment strategy, the broad-based index used for comparison with the Fund’s performance has changed from the Bloomberg Barclays US Aggregate Bond Index to the Bloomberg Barclays Global Aggregate Bond Index (USD hedged) because the new index more closely reflects the Fund’s investments.

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INVESTMENT RESULTS

The preceding table shows the Fund’s performance compared to its primary benchmark, the Bloomberg Barclays Global Aggregate Bond Index (USD hedged), and the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) net, for the six- and 12-month periods ended February 28, 2018. Also included are the Fund’s previous benchmarks: the Standard and Poor’s (“S&P”) 500 Index, the Bloomberg Barclays US Aggregate Bond Index and the blended benchmark, composed of 65% Bloomberg Barclays US Aggregate Bond Index / 35% S&P 500 Index.

For both periods, all share classes of the Fund outperformed the primary benchmark and the Bloomberg Barclays US Aggregate Bond Index; all share classes underperformed the MSCI ACWI (net), the S&P 500 Index, and the blended benchmark, before sales charges.

During the six-month period, fixed-income holdings and diversifiers detracted from performance; equity holdings contributed relative to the benchmark. While overall allocations within diversifiers and active equities contributed, security selection within the Fund’s holdings detracted. Diversifiers include alternative asset classes and alternative investment strategies that are expected to have low correlation with returns on equities and fixed-income securities. These investments can include commodities and related derivatives, real estate-related securities and inflation-linked securities.

During the pre-transition period from March 1, 2017 through June 30, 2017, all underlying investment strategies or mutual funds (collectively, “Underlying Portfolios”) except US Value Portfolio, Multi-Asset Real Return Portfolio and Inflation Protection Portfolio contributed to absolute returns. Compared to their respective style benchmarks, US Value Portfolio, Small-Mid Cap Value Portfolio and International Value Portfolio underperformed, while all other Underlying Portfolios outperformed. The transition of the Fund occurred during July 2017, and therefore, specific performance attribution information for this month is not materially relevant. During July, the Fund experienced a positive return and outperformed its primary benchmark and underperformed the MSCI ACWI (net).

During the post-transition period from August 1, 2017, through February 28, 2018, diversifiers and fixed-income assets detracted from performance; equity holdings contributed. While security selection across all asset classes detracted, allocations to active equities and diversifiers contributed.

The Fund utilized derivatives including futures, forwards, purchased options, written options, inflation swaps, interest rate swaps, credit default swaps and total return swaps, for hedging and investment purposes. For both periods, written options, inflation swaps and credit default swaps contributed to returns, while forwards, interest rate swaps and total return swaps detracted, on an absolute basis. Futures and purchased options detracted for both periods.

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 3

MARKET REVIEW AND INVESTMENT STRATEGY

Equities rallied amid strong corporate earnings and robust global growth data during the six-month period ended February 28, 2018. Tax reform in the US propelled stocks higher, before and after the Tax Cuts and Jobs Act was signed into law. However, improving economic data became a cause of concern for investors toward the end of the period, after the US saw its best year-over-year growth rate in wages since June 2009. Investor sentiment was weighed down by fears regarding a potential acceleration in inflation and the risk of the US Federal Reserve (the “Fed”) tightening monetary policy faster than expected and driving bond yields higher. In February, global equities declined significantly for the first time since early 2016, before recovering modestly.

Global bonds were volatile over the period. Within emerging markets, local-currency debt and corporates rallied on improving oil prices and positive global growth, while higher global rates weighed on hard-currency debt. Investment-grade credit fell, lagging the positive returns of emerging-market local-currency government bonds, developed-market treasuries, and global high yield. While developed-market treasury yields generally rose, yields in Italy, Spain, and Japan moved in different directions (bond yields move inversely to prices).

INVESTMENT POLICIES

The Adviser allocates the Fund’s investments among a number of asset classes, including fixed-income securities, equity securities, and alternative asset classes and alternative investment strategies. The Fund seeks to have generally greater exposure to fixed-income securities than equity securities or alternative asset classes and alternative investment strategies. The Fund pursues a global strategy, typically investing in securities of issuers located in the United States and in other countries throughout the world, including emerging-market countries. Investments will be made either directly or indirectly through underlying registered investment companies advised by the Adviser (each an “Underlying Portfolio”), although a majority of the Fund’s assets are expected to be invested directly.

The Fund’s investments in fixed-income securities may include corporate and sovereign debt securities as well as interest rate derivatives and credit derivatives such as credit default swaps. In selecting fixed-income securities for the Fund, the Adviser attempts to take advantage of inefficiencies that it believes exist in the global fixed-income markets. These inefficiencies arise from investor behavior, market complexity and the investment limitations to which investors are subject. The Adviser intends to gain exposure to high-yield debt securities (commonly known as “junk bonds”) through investment in the AB High

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(continued on next page)

Income Fund, an Underlying Portfolio, and may, in the future, gain such exposure through direct investments in high-yield debt securities. Fixed-income securities in which the Fund or AB High Income Fund may invest may be of any credit quality or maturity.

The Fund’s investments in equity securities will consist primarily of securities of large-capitalization companies and derivatives related to such securities. In selecting equity securities for the Fund, the Adviser intends to use fundamental and quantitative analysis with the goal of generating returns primarily from security selection rather than price movements in equity securities generally.

The Fund may invest in alternative investments the returns on which are expected to have low correlation with returns on equity and fixed-income securities, such as commodities and related derivatives, real estate-related securities and inflation-indexed securities. In order to gain exposure to certain alternative investment strategies using various asset classes, the Adviser intends to invest a portion of the Fund’s assets in the AB All Market Real Return Portfolio and the AB All Market Alternative Return Portfolio, each an Underlying Portfolio.

The Adviser seeks to adjust the Fund’s asset class exposure utilizing both fundamental analysis and the Adviser’s Dynamic Asset Allocation (“DAA”) approach. DAA comprises a series of analytical and forecasting tools employed by the Adviser to gauge fluctuations in the risk/return profile of various asset classes. DAA seeks to adjust the Fund’s investment exposure in changing market conditions and thereby reduce overall portfolio volatility by mitigating the effects of market fluctuations, while preserving consistent long-term return potential. For example, the Adviser may seek to reduce the Fund’s risk exposure to one or more assets classes when DAA suggests that market risks relevant to those asset classes are rising but return opportunities are declining. In addition to merely increasing or decreasing asset class exposure by buying or selling securities of that asset class, the Adviser may pursue DAA implementation for the Fund by utilizing derivatives.

The Adviser intends to utilize a variety of derivatives in its management of the Fund. As noted above, the Adviser may use derivatives to gain exposure to various asset classes, and may cause the Fund to enter into derivatives in making the adjustments called for by DAA. As a result of the use of derivatives, the Fund will frequently be leveraged, with net investment exposure in excess of net assets.

Currency exchange rate fluctuations can have a dramatic impact on returns. The Fund’s foreign currency exposures will come from investment in securities priced or denominated in foreign currencies

(continued on next page)

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 5

and from direct holdings in foreign currencies and currency-related derivatives. The Adviser may seek to hedge all or a portion of the currency exposure resulting from Fund investments or decide not to hedge this exposure. The Adviser may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

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DISCLOSURES AND RISKS

Benchmark Disclosure

All indices are unmanaged and do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Bloomberg Barclays Global Aggregate Bond Index (USD hedged) represents the performance of global investment-grade developed fixed-income markets. The MSCI ACWI (net, free float-adjusted, market capitalization weighted) represents the equity market performance of developed and emerging markets. The S&P 500 Index includes 500 US stocks and is a common representation of the performance of the overall US stock market. The Bloomberg Barclays US Aggregate Bond Index represents the performance of securities within the US investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities. MSCI makes no express or implied warranties or representations, and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices, any securities or financial products. This report is not approved, reviewed or produced by MSCI. Net returns include the reinvestment of dividends after deduction of non-US withholding tax. An investor cannot invest directly in an index or average, and their results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock, bond or commodities markets fluctuate. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

Allocation Risk: The allocation of investments among different investment styles, such as equity or debt, growth or value, US or non-US securities, or diversification strategies, may have a more significant effect on the Fund’s net asset value (“NAV”) when one of these investments is performing more poorly than another.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 7

DISCLOSURES AND RISKS (continued)

security. Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations.

High Yield Debt Securities Risk: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Interest Rate Risk: Changes in interest rates will affect the value of the Fund’s investments in fixed-income securities and in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Fund may be subject to heightened interest rate risk due to rising rates as the current period of historically low interest rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Emerging Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Alternative Investments Risk: Many alternative investments can be volatile and may be illiquid. Their performance may have little correlation with the performance of equity or fixed-income markets, and they may not perform in accordance with expectations.

Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

8 | AB CONSERVATIVE WEALTH STRATEGY	abfunds.com

DISCLOSURES AND RISKS (continued)

Leverage Risk: To the extent the Fund uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies are subject to market and selection risk. In addition, shareholders of the Fund bear both their proportionate share of expenses in the Fund (including management fees) and, indirectly, the expenses of the investment companies (to the extent these expenses are not waived or reimbursed by the Adviser).

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com. The performance shown for periods prior to July 14, 2017 is based on the Fund’s prior principal strategies and may not be representative of the Fund’s performance under its current principal strategies.

All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4) and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 9

HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2018 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	4.73%	0.25%
5 Years	3.63%	2.74%
10 Years	3.33%	2.89%
CLASS B SHARES
1 Year	3.98%	0.04%
5 Years	2.86%	2.86%
10 Years[1]	2.74%	2.74%
CLASS C SHARES
1 Year	3.91%	2.93%
5 Years	2.86%	2.86%
10 Years	2.59%	2.59%
ADVISOR CLASS SHARES[2]
1 Year	5.05%	5.05%
5 Years	3.92%	3.92%
10 Years	3.63%	3.63%
CLASS R SHARES[2]
1 Year	4.32%	4.32%
5 Years	3.21%	3.21%
10 Years	2.94%	2.94%
CLASS K SHARES[2]
1 Year	4.67%	4.67%
5 Years	3.56%	3.56%
10 Years	3.27%	3.27%
CLASS I SHARES[2]
1 Year	4.94%	4.94%
5 Years	3.88%	3.88%
10 Years	3.60%	3.60%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.34%, 2.09%, 2.07%, 1.09%, 1.75%, 1.44% and 1.11% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursement agreements reduced the Fund’s annual operating expense ratios to 1.13%, 1.88%, 1.86%, 0.88%, 1.54%, 1.23% and 1.00% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursement agreements may not be terminated before December 31, 2018. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

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HISTORICAL PERFORMANCE (continued)

1	Assumes conversion of Class B shares into Class A shares after eight years.

2	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

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HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

MARCH 31, 2018 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	0.36%
5 Years	2.63%
10 Years	2.97%
CLASS B SHARES
1 Year	0.04%
5 Years	2.76%
10 Years[1]	2.82%
CLASS C SHARES
1 Year	2.93%
5 Years	2.76%
10 Years	2.66%
ADVISOR CLASS SHARES[2]
1 Year	5.06%
5 Years	3.82%
10 Years	3.72%
CLASS R SHARES[2]
1 Year	4.33%
5 Years	3.13%
10 Years	3.03%
CLASS K SHARES[2]
1 Year	4.60%
5 Years	3.44%
10 Years	3.35%
CLASS I SHARES[2]
1 Year	4.95%
5 Years	3.78%
10 Years	3.68%

1	Assumes conversion of Class B shares into Class A shares after eight years.

2	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

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EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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EXPENSE EXAMPLE (continued)

	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,008.80	$5.13	1.03%	$6.43	1.29%
Hypothetical**	$1,000	$1,019.69	$5.16	1.03%	$6.46	1.29%
Class B
Actual	$1,000	$1,005.00	$8.90	1.79%	$10.19	2.05%
Hypothetical**	$1,000	$1,015.92	$8.95	1.79%	$10.25	2.05%
Class C
Actual	$1,000	$1,004.40	$8.70	1.75%	$9.99	2.01%
Hypothetical**	$1,000	$1,016.12	$8.75	1.75%	$10.05	2.01%
Advisor Class
Actual	$1,000	$1,010.50	$3.89	0.78%	$5.18	1.04%
Hypothetical**	$1,000	$1,020.93	$3.91	0.78%	$5.21	1.04%
Class R
Actual	$1,000	$1,006.50	$7.11	1.43%	$8.41	1.69%
Hypothetical**	$1,000	$1,017.70	$7.15	1.43%	$8.45	1.69%
Class K
Actual	$1,000	$1,008.90	$5.63	1.13%	$6.92	1.39%
Hypothetical**	$1,000	$1,019.19	$5.66	1.13%	$6.95	1.39%
Class I
Actual	$1,000	$1,010.10	$3.49	0.70%	$4.78	0.96%
Hypothetical**	$1,000	$1,021.32	$3.51	0.70%	$4.81	0.96%

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

+	In connection with the Fund’s investments in affiliated/unaffiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Fund’s total expenses are equal to the classes’ annualized expense ratio plus the Fund’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO SUMMARY

February 28, 2018 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $221.5

1	All data are as of February 28, 2018. The Fund’s security type breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 15

PORTFOLIO OF INVESTMENTS

February 28, 2018 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 33.9%
Funds and Investment Trusts – 33.9%(a)
AB All Market Real Return Portfolio – Class Z(b)	2,480,376	$21,554,470
AB Cap Fund, Inc. – AB All Market Alternative Return Portfolio – Class ADV(b)(c)	2,750,100	21,560,784
AB High Income Fund, Inc. – Class Z(b)	2,573,470	22,363,457
SPDR S&P 500 ETF Trust	6,480	1,760,292
Vanguard FTSE Emerging Markets ETF	91,960	4,337,753
Vanguard Global ex-U.S. Real Estate ETF	24,064	1,427,477
Vanguard Real Estate ETF	30,160	2,212,236

Total Investment Companies (cost $76,612,989)		75,216,469

COMMON STOCKS – 33.8%
Information Technology – 7.9%
Communications Equipment – 0.1%
BYD Electronic International Co., Ltd.	6,500	15,968
Cisco Systems, Inc.	4,159	186,240
Telefonaktiebolaget LM Ericsson – Class B	981	6,563

		208,771

Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp. – Class A	9,659	882,736
Avnet, Inc.	1,688	72,077
Corning, Inc.	3,259	94,772

		1,049,585

Internet Software & Services – 1.5%
Alphabet, Inc. – Class A(c)	90	99,353
Alphabet, Inc. – Class C(c)	2,364	2,611,581
Autohome, Inc. (ADR)	241	18,849
eBay, Inc.(c)	2,998	128,494
Facebook, Inc. – Class A(c)	1,561	278,358
Mixi, Inc.	900	36,303
Moneysupermarket.com Group PLC	56,060	199,741
Tencent Holdings Ltd.	800	43,767

		3,416,446

IT Services – 2.6%
Accenture PLC – Class A	183	29,465
Amadeus IT Group SA – Class A	4,600	337,713
Amdocs Ltd.	1,597	105,066
Booz Allen Hamilton Holding Corp.	7,346	278,634
Capgemini SE	2,140	266,741
Cognizant Technology Solutions Corp. – Class A	2,100	172,242
Fidelity National Information Services, Inc.	2,740	266,273
Gartner, Inc.(c)	8,020	909,548

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PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Mastercard, Inc. – Class A	10,070	$1,769,903
Otsuka Corp.	2,900	268,820
Total System Services, Inc.	6,760	594,542
Visa, Inc. – Class A	6,676	820,748

		5,819,695

Semiconductors & Semiconductor Equipment – 0.6%
Applied Materials, Inc.	1,939	111,667
Intel Corp.	12,560	619,083
Lam Research Corp.	483	92,668
Skyworks Solutions, Inc.	352	38,456
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	4,270	185,104
Texas Instruments, Inc.	2,562	277,593

		1,324,571

Software – 1.7%
Adobe Systems, Inc.(c)	691	144,509
BlackBerry Ltd.(c)	2,280	27,665
Cadence Design Systems, Inc.(c)	2,740	106,230
Check Point Software Technologies Ltd.(c)	1,300	135,057
Constellation Software, Inc./Canada	80	51,782
Dell Technologies, Inc. – Class V(c)	1,056	78,450
Intuit, Inc.	710	118,471
Microsoft Corp.	17,198	1,612,656
NCSoft Corp.	60	20,734
Nexon Co., Ltd.(c)	300	10,810
Nice Ltd.	3,050	294,648
Oracle Corp.	9,326	472,548
Oracle Corp. Japan	4,400	339,919
SAP SE	1,890	197,239
Trend Micro, Inc./Japan	800	45,122

		3,655,840

Technology Hardware, Storage & Peripherals – 0.9%
Apple, Inc.	9,652	1,719,214
HP, Inc.	4,836	113,114
Samsung Electronics Co., Ltd.	104	225,999

		2,058,327

		17,533,235

Financials – 5.5%
Banks – 2.3%
Bank Leumi Le-Israel BM	3,850	23,206
Bank of America Corp.	2,115	67,891
Cadence BanCorp	2,429	66,603
Citigroup, Inc.	7,179	541,943

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PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Comerica, Inc.	1,160	$112,775
DBS Group Holdings Ltd.	30,400	653,320
DNB ASA	9,175	179,971
Hana Financial Group, Inc.	463	20,977
Hang Seng Bank Ltd.	7,100	176,030
Industrial Bank of Korea	1,487	23,525
JPMorgan Chase & Co.	2,074	239,547
Jyske Bank A/S	12,240	722,355
KB Financial Group, Inc.	395	23,308
KBC Group NV	1,150	107,758
Mitsubishi UFJ Financial Group, Inc.	42,500	299,355
National Australia Bank Ltd.	5,780	134,357
Oversea-Chinese Banking Corp., Ltd.	20,300	198,649
PNC Financial Services Group, Inc. (The)	832	131,173
Raiffeisen Bank International AG(c)	1,433	55,520
Royal Bank of Canada	3,770	296,999
Toronto-Dominion Bank (The)	5,878	338,974
Wells Fargo & Co.	12,931	755,300
Woori Bank	1,491	22,755

		5,192,291

Capital Markets – 2.0%
BlackRock, Inc. – Class A	658	361,525
Charles Schwab Corp. (The)	27,870	1,477,667
China Everbright Ltd.	10,000	21,812
China Huarong Asset Management Co., Ltd.(d)	11,000	4,964
CI Financial Corp.(e)	925	20,573
CME Group, Inc. – Class A	1,937	321,852
Daiwa Securities Group, Inc.	6,000	39,887
IG Group Holdings PLC	15,120	167,763
Intercontinental Exchange, Inc.	2,210	161,507
Julius Baer Group Ltd.(c)	6,757	438,887
Kingston Financial Group Ltd.	20,000	12,041
London Stock Exchange Group PLC	3,029	167,236
Morgan Stanley	2,309	129,350
Partners Group Holding AG	328	237,728
S&P Global, Inc.	664	127,355
Singapore Exchange Ltd.	86,600	490,709
Thomson Reuters Corp.	5,110	201,342

		4,382,198

Consumer Finance – 0.1%
American Express Co.	1,279	124,715
Discover Financial Services	194	15,293
Samsung Card Co., Ltd.	630	21,156

		161,164

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PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Diversified Financial Services – 0.2%
Berkshire Hathaway, Inc. – Class B(c)	115	$23,828
Cielo SA	37,900	282,362
Industrivarden AB – Class C	2,194	52,339
Kinnevik AB	1,631	59,526

		418,055

Insurance – 0.9%
Aflac, Inc.	315	27,997
Allianz SE (REG)	440	102,208
Arthur J Gallagher & Co.	1,920	132,691
Direct Line Insurance Group PLC	20,570	108,181
Everest Re Group Ltd.	490	117,718
FNF Group	7,480	298,676
Japan Post Holdings Co., Ltd.	3,700	44,585
Marsh & McLennan Cos., Inc.	3,380	280,608
Ping An Insurance Group Co. of China Ltd. – Class H	2,500	26,333
Progressive Corp. (The)	1,997	114,987
Prudential Financial, Inc.	712	75,700
Swiss Re AG	3,890	395,786
Travelers Cos., Inc. (The)	414	57,546
Tryg A/S	7,560	179,312

		1,962,328

		12,116,036

Consumer Discretionary – 5.3%
Auto Components – 0.5%
Aptiv PLC	11,640	1,063,081
Autoliv, Inc.(e)	949	136,125
Faurecia SA	139	11,622

		1,210,828

Automobiles – 0.1%
Fiat Chrysler Automobiles NV(c)	2,636	55,641
Geely Automobile Holdings Ltd.	8,000	25,668
Mazda Motor Corp.	2,900	40,184

		121,493

Diversified Consumer Services – 0.5%
Benesse Holdings, Inc.	1,100	39,375
Service Corp. International/US	21,204	793,666
Sotheby’s(c)	5,992	276,711

		1,109,752

Hotels, Restaurants & Leisure – 1.5%
Aristocrat Leisure Ltd.	19,690	374,313
Compass Group PLC	15,311	325,285
Hilton Worldwide Holdings, Inc.	1,040	84,022
McDonald’s Corp.	2,108	332,516

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PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

OPAP SA	4,269	$52,134
Starbucks Corp.	35,106	2,004,552
Yum! Brands, Inc.	1,354	110,188

		3,283,010

Household Durables – 0.2%
Auto Trader Group PLC(d)	36,530	183,191
Electrolux AB – Class B	1,826	59,948
LG Electronics, Inc.	236	21,703
Persimmon PLC	4,370	156,221

		421,063

Internet & Direct Marketing Retail – 0.8%
Amazon.com, Inc.(c)	213	322,152
Booking Holdings, Inc.(c)	692	1,407,556

		1,729,708

Leisure Products – 0.0%
Sega Sammy Holdings, Inc.	3,200	46,422

Media – 0.4%
Comcast Corp. – Class A	9,417	340,989
CTS Eventim AG & Co. KGaA	2,410	117,002
Daiichikosho Co., Ltd.	2,200	117,518
Liberty Global PLC – Class A(c)	2,615	81,431
Omnicom Group, Inc.	1,620	123,493
Sirius XM Holdings, Inc.(e)	12,760	80,133

		860,566

Multiline Retail – 0.0%
Takashimaya Co., Ltd.	3,000	30,420

Specialty Retail – 1.0%
AutoZone, Inc.(c)	289	192,104
Best Buy Co., Inc.	1,472	106,632
Home Depot, Inc. (The)	1,466	267,208
Ross Stores, Inc.	4,060	317,045
TJX Cos., Inc. (The)	2,636	217,945
Ulta Salon Cosmetics & Fragrance, Inc.(c)	4,926	1,001,702

		2,102,636

Textiles, Apparel & Luxury Goods – 0.3%
HUGO BOSS AG	2,224	197,957
Moncler SpA	3,350	116,258
NIKE, Inc. – Class B	5,277	353,717
Ralph Lauren Corp.	620	65,621

		733,553

		11,649,451

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PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Health Care – 5.0%
Biotechnology – 1.1%
Amgen, Inc.	791	$145,362
Biogen, Inc.(c)	1,484	428,861
Celgene Corp.(c)	10,369	903,348
CSL Ltd.	455	57,302
Gilead Sciences, Inc.	9,822	773,286
Grifols SA	1,877	51,319

		2,359,478

Health Care Equipment & Supplies – 1.2%
Abbott Laboratories	30,895	1,863,895
Cochlear Ltd.	348	49,391
Fisher & Paykel Healthcare Corp., Ltd.	4,619	45,805
Hoya Corp.	900	47,318
Straumann Holding AG	79	53,217
West Pharmaceutical Services, Inc.	7,863	685,811

		2,745,437

Health Care Providers & Services – 1.3%
Anthem, Inc.	6,641	1,563,158
Centene Corp.(c)	712	72,211
Humana, Inc.	417	113,349
McKesson Corp.	72	10,745
UnitedHealth Group, Inc.	5,063	1,145,048

		2,904,511

Life Sciences Tools & Services – 0.3%
IQVIA Holdings, Inc.(c)	7,108	698,930

Pharmaceuticals – 1.1%
Eli Lilly & Co.	288	22,182
Johnson & Johnson	1,127	146,375
Merck & Co., Inc.	4,518	244,966
Novo Nordisk A/S – Class B	1,341	69,371
Pfizer, Inc.	7,603	276,065
Roche Holding AG	1,789	413,223
Shire PLC	4,274	182,154
Valeant Pharmaceuticals International, Inc.(c)	2,143	35,088
Zoetis, Inc.	11,589	937,086

		2,326,510

		11,034,866

Industrials – 3.7%
Aerospace & Defense – 0.5%
Boeing Co. (The)	1,814	657,049
L3 Technologies, Inc.	530	110,002
Raytheon Co.	1,927	419,142
Safran SA	572	63,114

		1,249,307

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 21

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Air Freight & Logistics – 0.1%
CH Robinson Worldwide, Inc.	1,767	$164,967

Airlines – 0.2%
ANA Holdings, Inc.	1,000	40,049
Delta Air Lines, Inc.	1,876	101,117
Deutsche Lufthansa AG (REG)	1,635	54,593
Japan Airlines Co., Ltd.	1,000	38,112
Qantas Airways Ltd.	37,384	170,169

		404,040

Building Products – 0.4%
Allegion PLC	10,461	879,875

Commercial Services & Supplies – 0.4%
Republic Services, Inc. – Class A	1,460	98,083
Secom Co., Ltd.	7,000	500,632
Stericycle, Inc.(c)	5,111	320,306
Toppan Printing Co., Ltd.	4,000	34,171

		953,192

Industrial Conglomerates – 0.1%
CITIC Ltd.	16,000	23,159
Honeywell International, Inc.	900	135,999

		159,158

Machinery – 0.6%
Caterpillar, Inc.	808	124,941
Dover Corp.	7,200	720,720
Hyundai Heavy Industries Co., Ltd.(c)	180	21,648
Kone Oyj – Class B(e)	10,110	523,542

		1,390,851

Marine – 0.0%
Mitsui OSK Lines Ltd.	1,100	34,275

Professional Services – 1.1%
Intertek Group PLC	3,700	249,499
RELX NV	31,410	644,305
Verisk Analytics, Inc. – Class A(c)	12,540	1,281,462
Wolters Kluwer NV	4,510	228,449

		2,403,715

Road & Rail – 0.1%
ALD SA(c)(d)(e)	11,749	191,756
Central Japan Railway Co.	200	37,148
DSV A/S	750	58,743

		287,647

22 | AB CONSERVATIVE WEALTH STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Trading Companies & Distributors – 0.1%
HD Supply Holdings, Inc.(c)	2,733	$99,071
Sumitomo Corp.	2,500	43,855

		142,926

Transportation Infrastructure – 0.1%
Flughafen Zurich AG	770	182,814

		8,252,767

Consumer Staples – 2.4%
Beverages – 0.4%
Diageo PLC	10,738	364,347
PepsiCo, Inc.	3,379	370,777
Royal Unibrew A/S	1,805	110,760

		845,884

Food & Staples Retailing – 0.4%
Costco Wholesale Corp.	684	130,576
CVS Health Corp.	4,140	280,402
J Sainsbury PLC	21,527	76,523
Kroger Co. (The)	3,854	104,520
Wal-Mart de Mexico SAB de CV	2,862	6,699
Walmart, Inc.	2,520	226,825

		825,545

Food Products – 0.8%
Danone SA	1,550	123,622
Hershey Co. (The)	10,193	1,001,564
Salmar ASA	10,770	382,892
Tyson Foods, Inc. – Class A	4,292	319,239

		1,827,317

Household Products – 0.1%
Kimberly-Clark Corp.	96	10,648
Procter & Gamble Co. (The)	3,690	289,739

		300,387

Personal Products – 0.3%
L’Oreal SA	2,615	562,277
Unilever PLC	2,500	128,545

		690,822

Tobacco – 0.4%
Altria Group, Inc.	2,109	132,762
British American Tobacco PLC	5,819	343,452
Philip Morris International, Inc.	2,921	302,469

		778,683

		5,268,638

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 23

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Telecommunication Services – 1.1%
Diversified Telecommunication Services – 0.4%
HKT Trust & HKT Ltd. – Class SS	295,000	$375,823
Nippon Telegraph & Telephone Corp.	7,800	362,283
Telenor ASA	7,600	170,555

		908,661

Wireless Telecommunication Services – 0.7%
China Mobile Ltd.	24,000	223,513
KDDI Corp.	32,200	790,744
MTN Group Ltd.	54,227	587,505

		1,601,762

		2,510,423

Materials – 1.1%
Chemicals – 0.9%
Air Products & Chemicals, Inc.	691	111,106
BASF SE	4,506	470,739
Covestro AG(d)	523	59,000
Croda International PLC	5,050	319,545
Ecolab, Inc.	7,684	1,002,378
LyondellBasell Industries NV – Class A	993	107,463

		2,070,231

Containers & Packaging – 0.1%
Amcor Ltd./Australia	20,360	218,248

Metals & Mining – 0.1%
Anglo American PLC	852	20,634
Freeport-McMoRan, Inc.(c)	4,002	74,437
Jastrzebska Spolka Weglowa SA(c)	750	20,089
Lundin Mining Corp.	6,599	42,941

		158,101

		2,446,580

Energy – 1.0%
Energy Equipment & Services – 0.1%
Schlumberger Ltd.	1,320	86,645
TechnipFMC PLC	2,225	64,124

		150,769

Oil, Gas & Consumable Fuels – 0.9%
BP PLC	13,985	90,899
Caltex Australia Ltd.	1,618	43,859
ConocoPhillips	3,450	187,370
Exxon Mobil Corp.	1,882	142,543
LUKOIL PJSC (Sponsored ADR)	5,277	350,393
Marathon Petroleum Corp.	1,482	94,937

24 | AB CONSERVATIVE WEALTH STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Neste Oyj	93	$6,809
Phillips 66	1,124	101,576
Royal Dutch Shell PLC – Class A	2,945	93,006
Royal Dutch Shell PLC – Class B	23,342	740,390
Suncor Energy, Inc. (Toronto)	1,361	44,801
TOTAL SA	3,387	192,648
Valero Energy Corp.	1,071	96,840

		2,186,071

		2,336,840

Utilities – 0.5%
Electric Utilities – 0.2%
Enel Americas SA (Sponsored ADR)	15,690	179,180
Enel Chile SA (ADR)	24,106	147,529
Power Assets Holdings Ltd.	3,000	25,452
Tokyo Electric Power Co. Holdings, Inc.(c)	10,000	38,256

		390,417

Independent Power and Renewable Electricity Producers – 0.0%
Vistra Energy Corp.(c)	5,546	105,096

Multi-Utilities – 0.0%
Centrica PLC	36,918	72,432

Water Utilities – 0.3%
Guangdong Investment Ltd.	402,000	612,913

		1,180,858

Real Estate – 0.3%
Equity Real Estate Investment Trusts (REITs) – 0.1%
HCP, Inc.	2,867	62,042
Lamar Advertising Co. – Class A	1,400	93,058
Weyerhaeuser Co.	3,178	111,325

		266,425

Real Estate Management & Development – 0.2%
Agile Group Holdings Ltd.	12,000	20,464
CBRE Group, Inc. – Class A(c)	6,239	291,673
Country Garden Holdings Co., Ltd.	7,000	12,432
Sunac China Holdings Ltd.	5,000	18,024

		342,593

		609,018

Total Common Stocks (cost $68,362,528)		74,938,712

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 25

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

GOVERNMENTS – TREASURIES – 7.6%
Australia – 0.5%
Australia Government Bond Series 128 5.75%, 7/15/22(d)	AUD	296	$262,998
Series 133 5.50%, 4/21/23(d)		505	450,771
Series 142 4.25%, 4/21/26(d)		415	359,137

			1,072,906

Belgium – 0.4%
Kingdom of Belgium Government Bond Series 71 3.75%, 6/22/45(d)	EUR	80	144,319
Series 72 2.60%, 6/22/24(d)		262	363,861
Series 81 0.80%, 6/22/27(d)		357	434,771

			942,951

Canada – 0.6%
Canadian Government Bond 1.00%, 6/01/27	CAD	1,805	1,261,052
2.75%, 12/01/48		140	117,667

			1,378,719

Chile – 0.2%
Bonos de la Tesoreria de la Republica en pesos 4.50%, 3/01/26	CLP	210,000	352,000

France – 0.2%
French Republic Government Bond OAT 2.00%, 5/25/48(d)	EUR	18	23,373
2.50%, 5/25/30(d)		246	349,407
3.25%, 5/25/45(d)		81	133,441

			506,221

Germany – 0.6%
Bundesrepublik Deutschland Bundesanleihe 2.50%, 7/04/44-8/15/46(d)		856	1,339,701

Ireland – 0.2%
Ireland Government Bond 1.00%, 5/15/26(d)		339	420,689

Italy – 1.1%
Italy Buoni Poliennali Del Tesoro 1.35%, 4/15/22		1,114	1,399,499
4.50%, 5/01/23		158	227,301

26 | AB CONSERVATIVE WEALTH STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.50%, 11/01/22	EUR	498	$738,350

			2,365,150

Japan – 0.7%
Japan Government Twenty Year Bond Series 112 2.10%, 6/20/29	JPY	19,150	219,343
Series 143 1.60%, 3/20/33		52,350	584,508
Series 150 1.40%, 9/20/34		69,400	756,515

			1,560,366

Malaysia – 0.4%
Malaysia Government Bond Series 3/04 5.734%, 7/30/19	MYR	260	68,585
Series 414 3.654%, 10/31/19		3,123	801,156
Series 902 4.378%, 11/29/19		187	48,550

			918,291

Mexico – 0.1%
Mexican Bonos Series M 7.75%, 11/13/42	MXN	3,357	175,222

Netherlands – 0.0%
Netherlands Government Bond 0.50%, 7/15/26(d)	EUR	86	104,641

Poland – 0.1%
Republic of Poland Government Bond Series 725 3.25%, 7/25/25	PLN	496	146,618

Russia – 0.1%
Russian Federal Bond – OFZ Series 6214 6.40%, 5/27/20	RUB	11,236	199,645

Singapore – 0.1%
Singapore Government Bond 2.75%, 3/01/46	SGD	330	242,025
3.375%, 9/01/33		73	59,414

			301,439

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 27

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Spain – 0.2%
Spain Government Bond 2.90%, 10/31/46(d)	EUR	252	$329,388
4.70%, 7/30/41(d)		15	26,064
Series 30Y 2.70%, 10/31/48(d)		74	91,551

			447,003

Sweden – 0.2%
Sweden Government Bond Series 1054 3.50%, 6/01/22	SEK	3,995	556,373

United Kingdom – 0.4%
United Kingdom Gilt 1.50%, 7/22/26(d)	GBP	145	201,206
3.50%, 7/22/68(d)		37	81,589
4.75%, 12/07/30(d)		277	515,578

			798,373

United States – 1.5%
U.S. Treasury Bonds 2.875%, 11/15/46	$	106	100,833
3.00%, 11/15/45		335	326,998
3.625%, 8/15/43		55	59,916
4.625%, 2/15/40		458	572,250
5.375%, 2/15/31		438	553,865
6.25%, 5/15/30		49	66,273
U.S. Treasury Notes 1.25%, 3/31/21		254	244,662
1.875%, 7/31/22(f)		550	532,984
2.00%, 8/15/25-11/15/26		831	780,998

			3,238,779

Uruguay – 0.0%
Uruguay Government International Bond 8.50%, 3/15/28(d)	UYU	1,317	43,342

Total Governments – Treasuries (cost $16,113,332)			16,868,429

CORPORATES – INVESTMENT GRADE – 5.9%
Financial Institutions – 3.0%
Banking – 2.2%
American Express Credit Corp. 0.625%, 11/22/21	EUR	112	138,524
Bank of America Corp. 2.375%, 6/19/24(d)		100	132,049
3.824%, 1/20/28	$	66	65,484
4.20%, 8/26/24		111	113,439

28 | AB CONSERVATIVE WEALTH STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Bank of Nova Scotia (The) 4.375%, 1/13/21		$31	$32,250
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) 2.30%, 3/05/20(d)		230	226,994
Barclays Bank PLC Series E 6.625%, 3/30/22(d)	EUR	83	123,061
Barclays PLC 3.684%, 1/10/23		$200	198,570
BB&T Corp. 2.625%, 6/29/20		56	55,637
Citigroup, Inc. 1.375%, 10/27/21(d)	EUR	100	126,495
Compass Bank 5.50%, 4/01/20		$147	152,881
Cooperatieve Rabobank UA 4.375%, 8/04/25		250	254,148
Fifth Third Bancorp 2.30%, 3/01/19		64	63,816
Goldman Sachs Group, Inc. (The) 2.00%, 7/27/23(d)	EUR	98	125,990
3.307%, 10/31/25	CAD	145	112,078
JPMorgan Chase & Co. 1.375%, 9/16/21(d)	EUR	100	126,675
3.782%, 2/01/28		$144	143,431
Lloyds Banking Group PLC 4.582%, 12/10/25		262	264,932
Mitsubishi UFJ Financial Group, Inc. 0.872%, 9/07/24(d)	EUR	100	121,402
Morgan Stanley 3.00%, 2/07/24	CAD	145	111,722
Series G 1.375%, 10/27/26	EUR	111	132,991
1.75%, 3/11/24		100	126,510
Nationwide Building Society 6.25%, 2/25/20(d)(e)		$183	194,472
Rabobank Capital Funding Trust IV 5.556%, 12/31/19(d)(g)	GBP	36	52,402
Royal Bank of Scotland Group PLC 3.875%, 9/12/23		$225	223,666
Santander Holdings USA, Inc. 4.40%, 7/13/27(d)		118	117,579
Santander Issuances SAU 3.25%, 4/04/26(d)	EUR	100	132,753
Skandinaviska Enskilda Banken AB 2.45%, 5/27/20(d)		$200	197,626
UBS Group Funding Switzerland AG 1.50%, 11/30/24(d)	EUR	200	250,788

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 29

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

4.125%, 9/24/25(d)	$	200	$203,218
UniCredit SpA 3.75%, 4/12/22(d)		200	199,900
US Bancorp Series E 0.85%, 6/07/24	EUR	103	124,745
Series J 5.30%, 4/15/27(g)	$	46	47,888
Wells Fargo & Co. 1.375%, 6/30/22(d)	GBP	170	228,188

			4,922,304

Brokerage – 0.1%
SUAM Finance BV 4.875%, 4/17/24(d)	$	107	109,953

Finance – 0.0%
Synchrony Financial 3.95%, 12/01/27		98	94,242

Insurance – 0.4%
Allianz SE 3.099%, 7/06/47(d)	EUR	100	131,871
Aviva PLC Series E 3.375%, 12/04/45(d)		100	130,641
Berkshire Hathaway, Inc. 1.125%, 3/16/27		140	169,350
Lincoln National Corp. 8.75%, 7/01/19	$	20	21,560
Massachusetts Mutual Life Insurance Co. 8.875%, 6/01/39(d)		21	32,931
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Series E 6.25%, 5/26/42(d)	EUR	100	148,692
Nationwide Mutual Insurance Co. 9.375%, 8/15/39(d)	$	41	66,291
Prudential Financial, Inc. 5.625%, 6/15/43		98	103,940
Swiss Re America Holding Corp. 7.00%, 2/15/26		77	91,680

			896,956

REITS – 0.3%
American Tower Corp. 5.05%, 9/01/20		163	170,588
Digital Stout Holding LLC 4.25%, 1/17/25(d)	GBP	150	225,830

30 | AB CONSERVATIVE WEALTH STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Healthcare Trust of America Holdings LP 3.375%, 7/15/21	$	47	$47,149
Welltower, Inc. 4.00%, 6/01/25		171	172,299

			615,866

			6,639,321

Industrial – 2.6%
Basic – 0.1%
BHP Billiton Finance USA Ltd. 3.25%, 11/21/21		106	107,376
Glencore Funding LLC 4.00%, 3/27/27(d)		62	60,470
4.125%, 5/30/23(d)		31	31,514
Yamana Gold, Inc. 4.95%, 7/15/24		58	59,981

			259,341

Capital Goods – 0.2%
Holcim Finance Luxembourg SA Series E 2.25%, 5/26/28(d)	EUR	145	185,106
Ingersoll-Rand Global Holding Co., Ltd. 2.90%, 2/21/21	$	115	114,602
Molex Electronic Technologies LLC 2.878%, 4/15/20(d)		230	228,864

			528,572

Communications - Media – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.579%, 7/23/20		81	81,600
4.908%, 7/23/25		78	80,158
Cox Communications, Inc. 2.95%, 6/30/23(d)		55	53,397
Myriad International Holdings BV 4.85%, 7/06/27(d)		200	205,072
RELX Capital, Inc. 8.625%, 1/15/19		125	130,985
Time Warner, Inc. 3.55%, 6/01/24		115	113,890

			665,102

Communications - Telecommunications – 0.2%
AT&T, Inc. 3.40%, 8/14/24-5/15/25		284	275,406
3.95%, 1/15/25		71	70,925
4.90%, 8/14/37		70	70,149

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 31

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Bell Canada, Inc. 3.35%, 6/18/19	CAD	38	$30,042
4.70%, 9/11/23		52	43,821
Rogers Communications, Inc. 4.00%, 6/06/22		66	53,860

			544,203

Consumer Cyclical - Automotive – 0.2%
Ford Motor Co. 4.346%, 12/08/26	$	27	26,556
Ford Motor Credit Co. LLC 4.134%, 8/04/25		200	196,446
General Motors Co. 4.20%, 10/01/27		50	49,303
General Motors Financial Co., Inc. 3.70%, 5/09/23		25	24,870
5.25%, 3/01/26		26	27,512

			324,687

Consumer Cyclical - Entertainment – 0.1%
Carnival Corp. 1.625%, 2/22/21	EUR	242	308,092

Consumer Non-Cyclical – 0.4%
Ahold Finance USA LLC 6.875%, 5/01/29	$	180	215,991
BAT Capital Corp. 3.222%, 8/15/24(d)		120	115,858
Celgene Corp. 2.75%, 2/15/23		85	82,417
3.25%, 2/20/23		70	69,304
3.45%, 11/15/27		101	96,018
Reynolds American, Inc. 4.45%, 6/12/25		72	74,308
5.85%, 8/15/45		65	75,620
6.875%, 5/01/20		97	104,700
Tyson Foods, Inc. 2.65%, 8/15/19		41	40,902

			875,118

Energy – 0.4%
Andeavor 4.75%, 12/15/23		110	114,489
Energy Transfer LP 6.70%, 7/01/18		81	82,042
7.50%, 7/01/38		43	52,246
EnLink Midstream Partners LP 4.15%, 6/01/25		144	140,901

32 | AB CONSERVATIVE WEALTH STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Hess Corp. 4.30%, 4/01/27(e)	$	78	$76,152
Kinder Morgan Energy Partners LP 2.65%, 2/01/19		15	14,975
Kinder Morgan, Inc./DE 5.00%, 2/15/21(d)		69	72,083
Plains All American Pipeline LP/PAA Finance Corp. 3.60%, 11/01/24		103	98,316
Williams Partners LP 3.90%, 1/15/25		78	77,492
4.125%, 11/15/20		100	102,325
4.50%, 11/15/23		35	36,169

			867,190

Services – 0.1%
Equifax, Inc. 3.30%, 12/15/22		160	158,699

Technology – 0.5%
Agilent Technologies, Inc. 5.00%, 7/15/20		42	43,972
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.625%, 1/15/24		31	30,278
3.875%, 1/15/27		33	31,687
Fidelity National Information Services, Inc. 0.40%, 1/15/21	EUR	135	165,054
Hewlett Packard Enterprise Co. 3.60%, 10/15/20	$	44	44,479
HP, Inc. 4.65%, 12/09/21		38	39,800
KLA-Tencor Corp. 4.125%, 11/01/21		145	149,250
4.65%, 11/01/24		91	95,606
QUALCOMM, Inc. 3.00%, 5/20/22		160	156,749
Seagate HDD Cayman 4.75%, 1/01/25		72	69,748
Tencent Holdings Ltd. 3.375%, 5/02/19(d)		200	201,237

			1,027,860

Transportation - Services – 0.1%
Asciano Finance Ltd. 5.00%, 4/07/18(d)		99	99,214

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 33

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Penske Truck Leasing Co. Lp/PTL Finance Corp. 3.375%, 2/01/22(d)	$	146	$146,177

			245,391

			5,804,255

Utility – 0.3%
Electric – 0.1%
Exelon Corp. 5.15%, 12/01/20		32	33,521
Exelon Generation Co. LLC 2.95%, 1/15/20		60	59,984
Iberdrola Finanzas SA 7.375%, 1/29/24	GBP	50	88,533
TECO Finance, Inc. 5.15%, 3/15/20	$	56	58,235

			240,273

Other Utility – 0.2%
Severn Trent Utilities Finance PLC 3.625%, 1/16/26(d)	GBP	150	222,940
Yorkshire Water Services Odsal Finance Ltd. 6.588%, 2/21/23		80	133,759

			356,699

			596,972

Total Corporates – Investment Grade (cost $12,862,111)			13,040,548

MORTGAGE PASS-THROUGHS – 2.6%
Agency Fixed Rate 30-Year – 2.5%
Federal Home Loan Mortgage Corp. Gold Series 2007 5.50%, 7/01/35	$	36	39,925
Federal National Mortgage Association Series 2003 5.50%, 4/01/33		30	33,037
Series 2004 5.50%, 4/01/34-5/01/34		29	31,768
Series 2005 5.50%, 2/01/35		22	23,868
Series 2018 3.50%, 3/01/48, TBA		2,135	2,130,830
4.00%, 3/01/48, TBA		3,085	3,159,233

			5,418,661

34 | AB CONSERVATIVE WEALTH STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Other Agency Fixed Rate Programs – 0.1%
Canadian Mortgage Pools 6.125%, 12/01/24	CAD	315	$285,160

Agency ARMs – 0.0%
Federal Home Loan Mortgage Corp. Series 2011 3.529% (LIBOR 12 Month + 1.76%), 5/01/38(h)	$	48	49,735
Federal National Mortgage Association Series 2003 3.637% (LIBOR 12 Month + 1.81%), 12/01/33(h)		29	30,637

			80,372

Total Mortgage Pass-Throughs (cost $5,822,503)			5,784,193

INFLATION-LINKED SECURITIES – 2.4%
Japan – 2.3%
Japanese Government CPI Linked Bond Series 21 0.10%, 3/10/26	JPY	146,084	1,447,219
Series 22 0.10%, 3/10/27		378,181	3,750,155

			5,197,374

New Zealand – 0.1%
New Zealand Government Bond Series 925 2.00%, 9/20/25(d)	NZD	195	145,605

Total Inflation-Linked Securities (cost $5,158,058)			5,342,979

COVERED BONDS – 1.3%
Banco de Sabadell SA 0.875%, 11/12/21(d)	EUR	100	124,941
Bank of Scotland PLC Series E 4.75%, 6/08/22(d)		264	383,459
Credit Suisse AG/Guernsey Series E 1.75%, 1/15/21(d)		166	212,778
Danske Bank A/S Series E 1.25%, 6/11/21(d)		100	127,002

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 35

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

DNB Boligkreditt AS Series E 3.875%, 6/16/21(d)	EUR	147	$202,147
Nationwide Building Society Series E 4.375%, 2/28/22		150	213,493
Nordea Hypotek AB Series 5531 1.00%, 4/08/22	SEK	2,000	245,974
Santander UK PLC Series E 1.625%, 11/26/20(d)	EUR	156	199,168
Skandinaviska Enskilda Banken AB Series 574 1.50%, 12/15/21(d)	SEK	2,000	251,167
Stadshypotek AB Series 1584 1.50%, 3/17/21(d)		2,000	251,105
Series 1585 1.50%, 12/15/21(d)		2,000	251,155
Swedbank Hypotek AB Series 190 1.00%, 9/15/21(d)		2,000	247,012
UBS AG/London Series E 1.375%, 4/16/21(d)	EUR	169	215,038

Total Covered Bonds (cost $2,628,980)			2,924,439

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.0%
Risk Share Floating Rate – 1.0%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2014-DN1, Class M2 3.821% (LIBOR 1 Month + 2.20%), 2/25/24(h)	$	201	207,196
Series 2015-DN1, Class M3 5.771% (LIBOR 1 Month + 4.15%), 1/25/25(h)		238	257,507
Series 2015-DNA2, Class M2 4.221% (LIBOR 1 Month + 2.60%), 12/25/27(h)		127	129,063
Series 2016-DNA2, Class M2 3.821% (LIBOR 1 Month + 2.20%), 10/25/28(h)		221	224,322

36 | AB CONSERVATIVE WEALTH STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2017-DNA2, Class M1 2.821% (LIBOR 1 Month + 1.20%), 10/25/29(h)	$	239	$241,985
Federal National Mortgage Association Connecticut Avenue Securities Series 2013-C01, Class M1 3.621% (LIBOR 1 Month + 2.00%), 10/25/23(h)		10	9,871
Series 2014-C01, Class M1 3.221% (LIBOR 1 Month + 1.60%), 1/25/24(h)		44	44,245
Series 2014-C04, Class 2M2 6.621% (LIBOR 1 Month + 5.00%), 11/25/24(h)		133	150,713
Series 2016-C01, Class 1M1 3.571% (LIBOR 1 Month + 1.95%), 8/25/28(h)		73	73,537
Series 2016-C01, Class 2M1 3.721% (LIBOR 1 Month + 2.10%), 8/25/28(h)		18	18,263
Series 2016-C02, Class 1M1 3.771% (LIBOR 1 Month + 2.15%), 9/25/28(h)		87	87,513
Series 2016-C03, Class 1M1 3.621% (LIBOR 1 Month + 2.00%), 10/25/28(h)		50	50,494
Series 2016-C03, Class 2M1 3.821% (LIBOR 1 Month + 2.20%), 10/25/28(h)		63	63,562
Series 2016-C04, Class 1M1 3.071% (LIBOR 1 Month + 1.45%), 1/25/29(h)		69	69,494
Series 2016-C05, Class 2M1 2.971% (LIBOR 1 Month + 1.35%), 1/25/29(h)		50	50,392
Series 2016-C06, Class 1M1 2.921% (LIBOR 1 Month + 1.30%), 4/25/29(h)		258	260,525
Series 2016-C07, Class 2M1 2.921% (LIBOR 1 Month + 1.30%), 5/25/29(h)		52	51,976
Series 2017-C02, Class 2M1 2.771% (LIBOR 1 Month + 1.15%), 9/25/29(h)		95	96,016

			2,086,674

Non-Agency Fixed Rate – 0.0%
Citigroup Mortgage Loan Trust, Inc. Series 2005-2, Class 1A4 3.259%, 5/25/35		36	36,505

Agency Fixed Rate – 0.0%
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 2.241%, 5/28/35(i)		33	30,279

Total Collateralized Mortgage Obligations (cost $2,140,543)			2,153,458

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 37

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

AGENCIES – 0.9%
Agency Debentures – 0.8%
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20	$	1,826	$1,724,401

Agency Subordinated – 0.1%
Federal National Mortgage Association Zero Coupon, 10/09/19		180	173,151

Total Agencies (cost $1,917,914)			1,897,552

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.5%
Non-Agency Fixed Rate CMBS – 0.2%
BHMS Commercial Mortgage Trust Series 2014-ATLS, Class AFX 3.601%, 7/05/33(d)		213	210,311
Commercial Mortgage Trust Series 2013-CR6, Class A2 2.122%, 3/10/46		46	46,411
GS Mortgage Securities Trust Series 2013-G1, Class A1 2.059%, 4/10/31(d)		81	77,909
Series 2013-G1, Class A2 3.557%, 4/10/31(d)		134	130,031
LSTAR Commercial Mortgage Trust Series 2014-2, Class A2 2.767%, 1/20/41(d)		13	12,542

			477,204

Agency CMBS – 0.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K008, Class A2 3.531%, 6/25/20		386	392,933

Non-Agency Floating Rate CMBS – 0.1%
H/2 Asset Funding NRE Series 2015-1A, Class AFL 3.271% (LIBOR 1 Month + 1.65%), 6/24/49(h)(i)(j)		32	31,613
Starwood Retail Property Trust Series 2014-STAR, Class A 2.808% (LIBOR 1 Month + 1.22%), 11/15/27(d)(h)		133	132,544

			164,157

Total Commercial Mortgage-Backed Securities (cost $1,045,898)			1,034,294

38 | AB CONSERVATIVE WEALTH STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

LOCAL GOVERNMENTS – PROVINCIAL BONDS – 0.3%
Canada – 0.3%
Province of Ontario Canada 2.60%, 6/02/27	CAD	605	$462,308
Province of Quebec Canada 2.75%, 9/01/27		341	264,195

Total Local Governments – Provincial Bonds (cost $756,036)			726,503

ASSET-BACKED SECURITIES – 0.3%
Other ABS - Fixed Rate – 0.2%
SBA Tower Trust Series 2014-1A, Class C 2.898%, 10/15/44(d)(i)	$	104	104,303
Series 2014-2A, Class C 3.869%, 10/15/49(d)		85	83,314
SoFi Consumer Loan Program LLC Series 2017-2, Class A 3.28%, 2/25/26(d)(i)		95	94,726
SoFi Consumer Loan Program Trust Series 2018-1, Class B 3.65%, 2/25/27(d)(i)		115	114,123

			396,466

Autos - Fixed Rate – 0.1%
Hertz Vehicle Financing II LP Series 2016-1A, Class A 2.32%, 3/25/20(d)		166	165,179

Home Equity Loans - Floating Rate – 0.0%
Asset Backed Funding Certificates Trust Series 2003-WF1, Class A2 2.746% (LIBOR 1 Month + 1.13%), 12/25/32(h)(i)		15	15,016

Total Asset-Backed Securities (cost $577,921)			576,661

COLLATERALIZED LOAN OBLIGATIONS – 0.2%
CLO - Floating Rate – 0.2%
Marble Point CLO XI Ltd. Series 2017-2A, Class A 2.793% (LIBOR 3 Month + 1.18%), 12/18/30(d)(h)(i)		250	251,720

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 39

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Rockford Tower CLO Ltd. Series 2017-3A, Class A 2.859% (LIBOR 3 Month + 1.19%), 10/20/30(d)(h)(i)	$	250	$251,033

Total Collateralized Loan Obligations (cost $500,000)			502,753

QUASI-SOVEREIGNS – 0.2%
Quasi-Sovereign Bonds – 0.2%
Chile – 0.1%
Empresa de Transporte de Pasajeros Metro SA 4.75%, 2/04/24(d)		215	225,105

China – 0.1%
State Grid Overseas Investment 2016 Ltd. 2.25%, 5/04/20(d)		200	196,796

Total Quasi-Sovereigns (cost $429,759)			421,901

GOVERNMENTS – SOVEREIGN BONDS – 0.1%
Qatar – 0.0%
Qatar Government International Bond 5.25%, 1/20/20(d)		100	103,625

Saudi Arabia – 0.1%
Saudi Government International Bond 2.875%, 3/04/23(d)		200	192,842

Total Governments – Sovereign Bonds (cost $302,550)			296,467

LOCAL GOVERNMENTS – US MUNICIPAL BONDS – 0.1%
United States – 0.1%
State of California Series 2010 7.625%, 3/01/40 (cost $239,178)		165	247,886

40 | AB CONSERVATIVE WEALTH STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Notional Amount	U.S. $ Value

OPTIONS PURCHASED – CALLS – 0.0%
Options on Forward Contracts – 0.0%
MXN/CAD Expiration: May 2018; Contracts: 9,817,210; Exercise Price: MXN 14.52; Counterparty: Morgan Stanley Capital Services LLC(c)	MXN	9,817,210	$5,095
MXN/CAD Expiration: May 2018; Contracts: 9,817,210; Exercise Price: MXN 14.52; Counterparty: Morgan Stanley Capital Services LLC(c)	MXN	9,817,210	5,095
MXN/USD Expiration: Aug 2018; Contracts: 12,425,000; Exercise Price: MXN 17.50; Counterparty: Deutsche Bank AG(c)	MXN	12,425,000	2,747
SEK/EUR Expiration: Mar 2018; Contracts: 6,790,000; Exercise Price: SEK 9.70; Counterparty: Morgan Stanley Capital Services LLC(c)	SEK	6,790,000	23
TRY/EUR Expiration: May 2018; Contracts: 2,005,950; Exercise Price: TRY 4.67; Counterparty: Goldman Sachs Bank USA(c)	TRY	2,005,950	4,259
TRY/USD Expiration: May 2018; Contracts: 2,001,360; Exercise Price: TRY 3.72; Counterparty: Goldman Sachs Bank USA(c)	TRY	2,001,360	2,160

Total Options Purchased – Calls (premiums paid $36,767)			19,379

		Shares
SHORT-TERM INVESTMENTS – 10.0%
Investment Companies – 8.9%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.20%(a)(b)(k) (cost $19,648,652)		19,648,652	19,648,652

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 41

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

U.S. Treasury Bills – 1.1%
U.S. Treasury Bill Zero Coupon, 3/01/18 (cost $2,450,000)	$	2,450	$2,450,000

Total Short-Term Investments (cost $22,098,652)			22,098,652

Total Investments Before Security Lending Collateral for Securities Loaned – 101.1% (cost $217,605,719)			224,091,275

		Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.20%(a)(b)(k) (cost $1,224,800)		1,224,800	1,224,800

Total Investments – 101.7% (cost $218,830,519)			225,316,075
Other assets less liabilities – (1.7)%			(3,770,353)

Net Assets – 100.0%			$221,545,722

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at February 28, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	6	March 2018	AUD	600		$606,207	$595,540	$(10,667)
10 Yr Japan Bond (OSE) Futures	22	March 2018	JPY	2,200,000		31,104,405	31,121,046	16,641
Euro Buxl 30 Yr Bond Futures	18	March 2018	EUR	1,800		3,630,839	3,547,419	(83,420)
Euro STOXX 50 Index Futures	48	March 2018	EUR	0	**	2,092,272	2,013,293	(78,979)
Euro-Schatz Futures	14	March 2018	EUR	1,400		1,913,916	1,912,448	(1,468)

42 | AB CONSERVATIVE WEALTH STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at February 28, 2018	Unrealized Appreciation/ (Depreciation)
FTSE 100 Index Futures	6	March 2018	GBP	0	**	$614,848	$596,882	$(17,966)
Long Gilt Futures	34	June 2018	GBP	3,400		5,661,440	5,667,486	6,046
Mini MSCI EAFE Futures	2	March 2018	USD	0	**	199,809	203,650	3,841
Russell 2000 Mini Futures	33	March 2018	USD	2		2,502,821	2,493,480	(9,341)
S&P Mid 400 E-Mini Futures	14	March 2018	USD	1		2,628,569	2,610,300	(18,269)
S&P TSX 60 Index Futures	2	March 2018	CAD	0	**	293,361	284,507	(8,854)
SPI 200 Futures	3	March 2018	AUD	0	**	350,744	349,573	(1,171)
TOPIX Index Futures	5	March 2018	JPY	50		851,339	828,530	(22,809)
U.S. T-Note 5 Yr (CBT) Futures	108	June 2018	USD	10,800		12,303,700	12,304,406	706
U.S. T-Note 10 Yr (CBT) Futures	104	June 2018	USD	10,400		12,498,019	12,484,875	(13,144)
U.S. Ultra Bond (CBT) Futures	49	June 2018	USD	4,900		7,621,979	7,637,875	15,896

Sold Contracts
10 Yr Canadian Bond Futures	6	June 2018	CAD	600		611,024	615,711	(4,687)
10 Yr Mini Japan Government Bond Futures	26	March 2018	JPY	260,000		3,670,700	3,676,723	(6,023)
Euro-BOBL Futures	9	March 2018	EUR	900		1,434,255	1,438,819	(4,564)
Euro-Bund Futures	22	March 2018	EUR	2,200		4,266,535	4,279,370	(12,835)
Mini MSCI Emerging Markets Futures	8	March 2018	USD	0	**	468,911	473,200	(4,289)
S&P 500 E-Mini Futures	163	March 2018	USD	8		21,530,348	22,122,360	(592,012)
U.S. 10 Yr Ultra Futures	1	June 2018	USD	100		127,991	128,063	(72)

								$(847,440)

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 43

PORTFOLIO OF INVESTMENTS (continued)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	CNY	4,265	USD	673	5/15/18	$2,500
Australia and New Zealand Banking Group Ltd.	NZD	1,520	USD	1,052	3/07/18	(43,659)
Australia and New Zealand Banking Group Ltd.	AUD	1,435	USD	1,090	3/07/18	(24,581)
Bank of America, NA	CLP	80,321	USD	134	4/19/18	(607)
Bank of America, NA	INR	17,761	USD	273	3/12/18	1,385
Bank of America, NA	RUB	23,103	USD	398	4/17/18	(9,996)
Bank of America, NA	CAD	1,883	USD	1,483	3/14/18	14,785
Bank of America, NA	GBP	657	USD	910	6/19/18	1,399
Bank of America, NA	BRL	435	USD	133	3/02/18	(1,263)
Bank of America, NA	BRL	432	USD	133	3/02/18	82
Bank of America, NA	USD	133	BRL	432	3/02/18	392
Bank of America, NA	USD	134	BRL	435	3/02/18	(83)
Bank of America, NA	USD	647	ZAR	7,875	3/14/18	19,153
Bank of America, NA	USD	1,455	RUB	85,960	3/14/18	68,808
Bank of America, NA	USD	2,466	INR	158,916	3/14/18	(35,037)
Barclays Bank PLC	JPY	84,854	USD	799	5/15/18	(22)
Barclays Bank PLC	TWD	26,007	USD	886	3/08/18	(886)
Barclays Bank PLC	INR	52,771	USD	817	3/12/18	9,284
Barclays Bank PLC	ILS	4,961	USD	1,451	3/14/18	24,384
Barclays Bank PLC	ZAR	3,348	USD	268	3/14/18	(15,801)
Barclays Bank PLC	EUR	2,087	USD	2,491	3/14/18	(57,666)
Barclays Bank PLC	MYR	1,048	USD	268	7/12/18	1,434
Barclays Bank PLC	MYR	522	USD	131	7/12/18	(1,512)
Barclays Bank PLC	BRL	433	USD	133	3/02/18	82
Barclays Bank PLC	EUR	225	TRY	1,044	3/14/18	(1,635)
Barclays Bank PLC	USD	273	CHF	262	3/14/18	4,252
Barclays Bank PLC	EUR	372	CHF	437	3/14/18	8,535
Barclays Bank PLC	USD	134	BRL	433	3/02/18	(408)
Barclays Bank PLC	USD	137	ILS	468	3/14/18	(2,504)
Barclays Bank PLC	USD	535	SGD	703	5/15/18	(3,172)
Barclays Bank PLC	USD	265	ILS	924	3/14/18	319
Barclays Bank PLC	USD	807	AUD	1,028	6/19/18	(8,193)
Barclays Bank PLC	USD	271	MYR	1,074	7/12/18	1,681
Barclays Bank PLC	USD	1,193	AUD	1,535	5/15/18	(518)
Barclays Bank PLC	USD	268	SEK	2,130	5/15/18	(9,249)
Barclays Bank PLC	USD	274	SEK	2,209	3/14/18	(6,900)
Barclays Bank PLC	USD	133	TWD	3,872	3/08/18	(403)
Barclays Bank PLC	USD	671	SEK	5,338	6/19/18	(21,812)
Barclays Bank PLC	USD	798	KRW	863,723	4/26/18	(779)
BNP Paribas SA	TWD	9,394	USD	323	3/08/18	2,159
BNP Paribas SA	AUD	1,028	USD	800	6/19/18	1,388
BNP Paribas SA	USD	476	AUD	617	3/07/18	3,380
BNP Paribas SA	USD	501	CNY	3,174	5/15/18	(1,897)
Citibank, NA	CLP	214,079	USD	353	3/19/18	(6,390)
Citibank, NA	TWD	7,782	USD	266	3/08/18	582
Citibank, NA	RUB	7,759	USD	136	4/17/18	(750)
Citibank, NA	BRL	4,835	USD	1,490	3/02/18	720

44 | AB CONSERVATIVE WEALTH STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	ZAR	2,707	USD	207	3/14/18	$(21,970)
Citibank, NA	ZAR	1,634	USD	133	5/15/18	(3,638)
Citibank, NA	TRY	1,375	USD	335	3/14/18	(25,257)
Citibank, NA	AUD	572	USD	451	3/07/18	6,230
Citibank, NA	CHF	481	USD	493	3/14/18	(16,548)
Citibank, NA	USD	460	KRW	492,117	4/26/18	(6,133)
Citibank, NA	EUR	220	TRY	1,021	3/14/18	(1,352)
Citibank, NA	TRY	539	EUR	111	5/15/18	(3,077)
Citibank, NA	USD	925	GBP	657	6/19/18	(16,348)
Citibank, NA	USD	1,931	EUR	1,569	3/12/18	(15,715)
Citibank, NA	USD	136	NOK	1,092	3/14/18	1,908
Citibank, NA	USD	726	CNY	4,619	5/15/18	829
Citibank, NA	USD	642	BRL	2,092	4/03/18	(275)
Citibank, NA	USD	1,508	BRL	4,835	3/02/18	(18,699)
Citibank, NA	HUF	74,564	EUR	240	5/15/18	2,704
Citibank, NA	USD	290	COP	821,711	4/19/18	(3,944)
Credit Suisse International	EUR	131	TRY	611	4/04/18	(540)
Credit Suisse International	EUR	350	SEK	3,459	3/07/18	(9,621)
Credit Suisse International	EUR	739	GBP	653	3/12/18	(2,636)
Credit Suisse International	USD	718	NOK	5,652	3/28/18	(1,273)
Deutsche Bank AG	CAD	523	USD	406	3/14/18	(1,242)
Deutsche Bank AG	ILS	477	USD	135	3/14/18	(2,257)
Deutsche Bank AG	TRY	611	EUR	131	4/04/18	541
Deutsche Bank AG	USD	408	ILS	1,390	3/14/18	(8,614)
Deutsche Bank AG	USD	225	CLP	135,350	4/19/18	2,078
Goldman Sachs Bank USA	JPY	553,410	USD	5,088	4/26/18	(118,456)
Goldman Sachs Bank USA	TRY	1,033	USD	273	3/14/18	2,084
Goldman Sachs Bank USA	GBP	1,282	USD	1,806	4/13/18	37,972
Goldman Sachs Bank USA	TRY	1,077	EUR	224	5/08/18	(3,512)
Goldman Sachs Bank USA	NOK	2,081	EUR	214	5/15/18	(1,718)
Goldman Sachs Bank USA	USD	682	MYR	2,729	7/12/18	11,670
HSBC Bank USA	CAD	3,621	USD	2,900	4/12/18	76,584
HSBC Bank USA	USD	457	INR	29,433	3/12/18	(6,247)
JPMorgan Chase Bank, NA	SEK	5,338	USD	663	6/19/18	13,328
JPMorgan Chase Bank, NA	USD	467	TWD	13,623	3/08/18	(1,768)
JPMorgan Chase Bank, NA	USD	399	INR	25,556	3/12/18	(8,005)
JPMorgan Chase Bank, NA	USD	1,746	JPY	189,184	4/26/18	34,464
Morgan Stanley Capital Services, Inc.	EUR	514	USD	634	6/19/18	1,201
Morgan Stanley Capital Services, Inc.	SEK	3,459	EUR	350	3/07/18	9,619
Morgan Stanley Capital Services, Inc.	MXN	5,031	CAD	338	5/29/18	637
Royal Bank of Scotland PLC	COP	441,779	USD	155	4/19/18	809
Royal Bank of Scotland PLC	JPY	399,557	USD	3,674	6/15/18	(98,055)
Royal Bank of Scotland PLC	COP	379,932	USD	132	4/19/18	(792)
Royal Bank of Scotland PLC	BRL	3,895	USD	1,196	4/03/18	585
Royal Bank of Scotland PLC	CAD	963	USD	764	6/19/18	12,215
Royal Bank of Scotland PLC	USD	772	CAD	963	6/19/18	(19,731)
Royal Bank of Scotland PLC	USD	401	PEN	1,303	4/19/18	(2,641)
Royal Bank of Scotland PLC	USD	155	RUB	8,786	4/17/18	522
Royal Bank of Scotland PLC	USD	889	ZAR	10,911	5/15/18	26,609
Standard Chartered Bank	JPY	30,255	USD	273	3/14/18	(11,211)
Standard Chartered Bank	EUR	10,548	USD	12,481	3/12/18	(396,852)
Standard Chartered Bank	ILS	935	USD	271	3/14/18	2,131

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 45

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank	SGD	703	USD	534	5/15/18	$2,834
Standard Chartered Bank	BRL	1,081	USD	338	3/02/18	5,224
Standard Chartered Bank	TRY	528	USD	135	5/15/18	(754)
Standard Chartered Bank	CHF	526	USD	544	3/14/18	(13,941)
Standard Chartered Bank	GBP	289	USD	408	5/15/18	8,897
Standard Chartered Bank	AUD	173	CHF	132	3/14/18	5,561
Standard Chartered Bank	EUR	329	JPY	44,352	5/15/18	14,211
Standard Chartered Bank	EUR	349	CHF	403	5/15/18	1,636
Standard Chartered Bank	USD	333	BRL	1,081	3/02/18	(206)
Standard Chartered Bank	USD	135	TRY	513	3/14/18	(81)
Standard Chartered Bank	USD	273	NOK	2,137	5/15/18	(1,948)
Standard Chartered Bank	CNY	3,528	EUR	446	3/14/18	(12,471)
Standard Chartered Bank	USD	1,455	INR	93,768	3/12/18	(20,312)
Standard Chartered Bank	JPY	18,938	GBP	127	3/14/18	(2,712)
Standard Chartered Bank	USD	691	KRW	736,159	4/26/18	(11,380)
State Street Bank & Trust Co.	JPY	129,808	USD	1,212	5/15/18	(10,956)
State Street Bank & Trust Co.	JPY	98,330	USD	878	3/14/18	(44,695)
State Street Bank & Trust Co.	SEK	6,931	USD	823	3/28/18	(14,618)
State Street Bank & Trust Co.	ZAR	4,629	USD	372	5/15/18	(16,369)
State Street Bank & Trust Co.	NOK	5,648	USD	714	3/28/18	(1,727)
State Street Bank & Trust Co.	SEK	4,473	USD	556	3/28/18	15,223
State Street Bank & Trust Co.	MXN	3,433	USD	183	4/20/18	1,905
State Street Bank & Trust Co.	ILS	3,405	USD	1,001	4/20/18	20,126
State Street Bank & Trust Co.	MXN	5,227	USD	269	3/14/18	(8,195)
State Street Bank & Trust Co.	ZAR	4,454	USD	336	3/14/18	(40,716)
State Street Bank & Trust Co.	SEK	2,986	USD	365	3/14/18	4,722
State Street Bank & Trust Co.	PLN	2,816	USD	808	3/09/18	(14,375)
State Street Bank & Trust Co.	NOK	1,698	USD	203	3/14/18	(11,928)
State Street Bank & Trust Co.	SEK	1,351	USD	165	5/15/18	1,224
State Street Bank & Trust Co.	NOK	1,255	USD	160	5/15/18	488
State Street Bank & Trust Co.	ILS	2,554	USD	750	5/15/18	13,023
State Street Bank & Trust Co.	TRY	3,182	USD	802	3/14/18	(31,360)
State Street Bank & Trust Co.	NOK	1,881	USD	240	3/14/18	1,931
State Street Bank & Trust Co.	TRY	1,015	USD	261	5/15/18	(637)
State Street Bank & Trust Co.	EUR	982	USD	1,208	3/12/18	9,208
State Street Bank & Trust Co.	PLN	903	USD	268	3/14/18	4,022
State Street Bank & Trust Co.	ILS	809	USD	229	4/20/18	(4,743)
State Street Bank & Trust Co.	AUD	553	USD	433	3/14/18	3,692
State Street Bank & Trust Co.	TRY	518	USD	134	5/15/18	185
State Street Bank & Trust Co.	CAD	1,345	USD	1,073	5/15/18	23,284
State Street Bank & Trust Co.	EUR	705	USD	851	3/12/18	(9,770)
State Street Bank & Trust Co.	NZD	386	USD	277	3/14/18	(1,808)
State Street Bank & Trust Co.	AUD	513	USD	406	5/15/18	7,699
State Street Bank & Trust Co.	SGD	318	USD	241	5/17/18	490
State Street Bank & Trust Co.	GBP	622	USD	881	4/13/18	23,129
State Street Bank & Trust Co.	CAD	287	USD	230	4/12/18	5,916
State Street Bank & Trust Co.	AUD	589	USD	463	3/07/18	5,695
State Street Bank & Trust Co.	GBP	467	USD	626	3/14/18	(17,702)
State Street Bank & Trust Co.	EUR	557	USD	688	5/15/18	4,474
State Street Bank & Trust Co.	EUR	624	USD	744	3/14/18	(18,295)
State Street Bank & Trust Co.	GBP	289	USD	409	5/15/18	10,190
State Street Bank & Trust Co.	CHF	316	USD	323	3/14/18	(11,760)

46 | AB CONSERVATIVE WEALTH STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	ZAR	64	USD	5	4/13/18	$(126)
State Street Bank & Trust Co.	SGD	24	USD	18	3/14/18	(101)
State Street Bank & Trust Co.	USD	7	AUD	9	3/07/18	(175)
State Street Bank & Trust Co.	USD	18	SGD	24	3/14/18	(106)
State Street Bank & Trust Co.	USD	7	SEK	60	3/28/18	(94)
State Street Bank & Trust Co.	USD	134	GBP	96	5/15/18	(1,157)
State Street Bank & Trust Co.	USD	545	EUR	435	5/15/18	(11,371)
State Street Bank & Trust Co.	USD	1,129	EUR	916	3/12/18	(10,858)
State Street Bank & Trust Co.	USD	820	EUR	678	3/12/18	8,295
State Street Bank & Trust Co.	USD	216	ZAR	2,634	3/14/18	7,340
State Street Bank & Trust Co.	USD	245	NZD	340	3/07/18	1,050
State Street Bank & Trust Co.	USD	417	CHF	401	3/14/18	8,532
State Street Bank & Trust Co.	USD	645	EUR	514	6/19/18	(12,298)
State Street Bank & Trust Co.	USD	536	CAD	673	5/15/18	(11,053)
State Street Bank & Trust Co.	USD	271	AUD	340	3/14/18	(6,954)
State Street Bank & Trust Co.	USD	413	CAD	523	3/14/18	(5,751)
State Street Bank & Trust Co.	GBP	208	EUR	232	3/14/18	(3,182)
State Street Bank & Trust Co.	USD	2,324	EUR	1,947	3/14/18	53,137
State Street Bank & Trust Co.	EUR	236	GBP	209	3/14/18	(194)
State Street Bank & Trust Co.	USD	79	ILS	267	4/20/18	(1,550)
State Street Bank & Trust Co.	USD	746	EUR	608	3/14/18	(3,508)
State Street Bank & Trust Co.	USD	224	NZD	310	3/07/18	(1,214)
State Street Bank & Trust Co.	CHF	340	GBP	260	3/14/18	(2,074)
State Street Bank & Trust Co.	EUR	353	ILS	1,462	3/14/18	(10,554)
State Street Bank & Trust Co.	USD	279	CAD	355	4/12/18	(1,920)
State Street Bank & Trust Co.	USD	269	NZD	386	3/14/18	9,188
State Street Bank & Trust Co.	EUR	403	GBP	355	5/15/18	(3,843)
State Street Bank & Trust Co.	CAD	549	EUR	359	3/12/18	9,535
State Street Bank & Trust Co.	USD	781	TRY	3,074	3/14/18	24,836
State Street Bank & Trust Co.	USD	398	ILS	1,396	3/14/18	3,429
State Street Bank & Trust Co.	USD	882	PLN	3,083	3/09/18	18,765
State Street Bank & Trust Co.	USD	207	ILS	731	4/20/18	3,382
State Street Bank & Trust Co.	PLN	780	EUR	187	3/12/18	141
State Street Bank & Trust Co.	USD	327	TRY	1,278	5/15/18	1,666
State Street Bank & Trust Co.	USD	110	ZAR	1,293	5/15/18	(1,997)
State Street Bank & Trust Co.	SEK	1,319	EUR	131	3/12/18	983
State Street Bank & Trust Co.	USD	395	PLN	1,378	3/14/18	7,412
State Street Bank & Trust Co.	USD	231	NOK	1,927	3/28/18	12,983
State Street Bank & Trust Co.	NOK	1,934	EUR	197	3/28/18	(4,057)
State Street Bank & Trust Co.	NOK	2,253	EUR	231	3/14/18	(3,288)
State Street Bank & Trust Co.	USD	588	NOK	4,740	3/14/18	12,716
State Street Bank & Trust Co.	USD	290	NOK	2,272	5/15/18	(1,968)
State Street Bank & Trust Co.	SEK	2,291	EUR	232	3/14/18	6,431
State Street Bank & Trust Co.	USD	131	MXN	2,483	5/15/18	(1,315)
State Street Bank & Trust Co.	USD	408	MXN	7,780	3/14/18	4,061
State Street Bank & Trust Co.	USD	783	RUB	44,785	4/17/18	8,395
State Street Bank & Trust Co.	USD	376	SEK	3,068	3/14/18	(5,993)
State Street Bank & Trust Co.	USD	232	MXN	4,317	4/20/18	(4,483)
State Street Bank & Trust Co.	USD	314	JPY	33,524	4/26/18	1,863
State Street Bank & Trust Co.	USD	106	JPY	11,222	4/26/18	(94)
State Street Bank & Trust Co.	USD	1,219	JPY	132,715	5/15/18	31,433
State Street Bank & Trust Co.	USD	406	JPY	45,511	3/14/18	20,854

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 47

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	JPY	31,063	GBP	206	3/14/18	$(7,553)
State Street Bank & Trust Co.	USD	280	HUF	72,548	3/14/18	2,008
UBS AG	EUR	1,461	USD	1,726	3/14/18	(58,299)

						$(719,591)

CALL OPTIONS WRITTEN (see Note D)

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)			Premiums Received	U.S. $ Value
Euro STOXX 50 Index	Citibank, NA	730	EUR	3,475.00	April 2018	EUR	1		$53,708	$(42,588)
FTSE 100 Index	Citibank, NA	150	GBP	7,275.00	April 2018	GBP	0	**	22,621	(16,787)
Nikkei 225 Index	Goldman Sachs International	7,000	JPY	22,000.00	April 2018	JPY	7		39,083	(33,922)
S&P 500 Index	Goldman Sachs International	3,600	USD	2,790.00	April 2018	USD	4		168,840	(89,703)

									$284,252	$(183,000)

PUT OPTIONS WRITTEN (see Note D)

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)			Premiums Received	U.S. $ Value
Euro STOXX 50 Index	Citibank, NA	730	EUR	3,475.00	April 2018	EUR	1		$74,607	$(88,444)
FTSE 100 Index	Citibank, NA	150	GBP	7,275.00	April 2018	GBP	0	**	26,814	(34,742)
Nikkei 225 Index	Goldman Sachs International	7,000	JPY	22,000.00	April 2018	JPY	7		30,048	(40,291)
S&P 500 Index	Goldman Sachs International	3,600	USD	2,790.00	April 2018	USD	4		201,600	(342,211)

									$333,069	$(505,688)

CURRENCY OPTIONS WRITTEN (see Note D)

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
Put
MXN vs. CAD/ Morgan Stanley Capital Services LLC	MXN	15.450	05/2018	10,444,200	MXN	10,444	$4,360	$(4,922)
MXN vs. CAD/ Morgan Stanley Capital Services LLC	MXN	15.450	05/2018	10,444,200	MXN	10,444	4,473	(4,922)

48 | AB CONSERVATIVE WEALTH STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
MXN vs. USD/ Deutsche Bank AG	MXN	22.000	08/2018	15,620,000	MXN	15,620	$10,252	$(5,415)
SEK vs. EUR/ Morgan Stanley Capital Services LLC	SEK	10.100	03/2018	7,070,000	SEK	7,070	4,190	(3,228)
TRY vs. EUR/ Deutsche Bank AG	TRY	4.903	04/2018	3,333,836	TRY	3,334	8,701	(1,971)
TRY vs. EUR/ Goldman Sachs Bank USA	TRY	5.050	05/2018	2,171,500	TRY	2,172	5,254	(2,289)
TRY vs. USD/ Goldman Sachs Bank USA	TRY	4.040	05/2018	2,173,520	TRY	2,174	5,651	(5,413)

							$42,881	$(28,160)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	(5.00)%	Quarterly	3.00%	USD	3,544	$(301,965)	$(234,796)	$(67,169)
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	(5.00)	Quarterly	3.31	USD	930	(73,577)	(70,107)	(3,470)
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	(5.00)	Quarterly	3.31	USD	1,450	(114,717)	(74,565)	(40,152)
iTraxx Europe Series 28, 5 Year Index, 12/20/22*	(1.00)	Quarterly	0.52	EUR	460	(13,799)	(14,739)	940
iTraxx Xover Series 26, 5 Year Index, 12/20/21*	(5.00)	Quarterly	2.02	EUR	710	(101,740)	(85,612)	(16,128)

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 49

PORTFOLIO OF INVESTMENTS (continued)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
iTraxx Xover Series 28, 5 Year Index, 12/20/22*	(5.00)%	Quarterly	2.65%	EUR	1,450	$(199,589)	$(180,439)	$(19,150)

Sale Contracts
CDX-NAIG Series 28, 5 Year Index, 6/20/22*	1.00	Quarterly	0.52	USD	18,630	399,364	324,727	74,637
CDX-NAIG Series 29, 5 Year Index, 12/20/22*	1.00	Quarterly	0.55	USD	570	12,513	12,351	162
iTraxx Europe Series 27, 5 Year Index, 6/20/22*	1.00	Quarterly	0.44	EUR	8,050	256,840	186,783	70,057

						$(136,670)	$(136,397)	$(273)

*	Termination date

CREDIT DEFAULT SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2018	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Deutsche Bank AG CDX-CMBX.NA.A Series 6, 5/11/63*	2.00%	Monthly	3.17%	USD 370	$(17,271)	$(15,753)	$(1,518)

*	Termination date

50 | AB CONSERVATIVE WEALTH STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$27,950	7/18/22	1.937%	CPI	#	Maturity	$479,860
Goldman Sachs International	1,230	1/18/23	2.206%	CPI	#	Maturity	4,173

							$484,033

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS (see Note D)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International
GSABLJHB	2,760,485	LIBOR plus 0.20%	Quarterly	$249,189	2/15/19	$62,871
GSABVISP	11,841	LIBOR Plus 0.45%	Quarterly	2,664	1/15/19	(69,252)
Morgan Stanley Capital Services LLC
MSABRDL	38,223	LIBOR	Quarterly	3,879	2/15/19	(12,521)

Pay Total Return on Reference Obligation
Goldman Sachs International
GSABHVIP	10,502	LIBOR	Quarterly	2,746	1/15/19	44,638
GSABSJHB	2,760,485	LIBOR Minus 0.20%	Quarterly	257,360	2/15/19	(66,493)
Morgan Stanley Capital Services LLC
MSABRDS	38,364	LIBOR Minus 0.25%	Quarterly	4,107	2/15/19	12,899
UBS AG
FTSE EPRA Nareit Developed Total Return Index USD	785	LIBOR Plus 0.50%	Quarterly	3,712	3/15/19	59,786

						$31,928

**	Notional amount less than 500.

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.

(c)	Non-income producing security.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, the aggregate market value of these securities amounted to $16,099,151 or 7.3% of net assets.

(e)	Represents entire or partial securities out on loan. See Note E for securities lending information.

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 51

PORTFOLIO OF INVESTMENTS (continued)

(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(g)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(h)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 28, 2018.

(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(j)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.01% of net assets as of February 28, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentageof Net Assets
H/2 Asset Funding NRE Series 2015-1A, Class AFL 3.271%, 6/24/49	3/29/17	$31,393	$31,613	0.01%

(k)	The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

UYU – Uruguayan Peso

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

ADR – American Depositary Receipt

ARMs – Adjustable Rate Mortgages

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

CPI – Consumer Price Index

EAFE – Europe, Australia, and Far East

EPRA – European Public Real Estate Association

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

LIBOR – London Interbank Offered Rates

MSCI – Morgan Stanley Capital International

OAT – Obligations Assimilables du Trésor

OSE – Osaka Securities Exchange

PJSC – Public Joint Stock Company

REG – Registered Shares

SPDR – Standard & Poor’s Depository Receipt

SPI – Share Price Index

TBA – To Be Announced

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

52 | AB CONSERVATIVE WEALTH STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

The following table represents the 50 largest equity basket holdings underlying the total return swap with GSABLJHB as of February 28, 2018.

Security Description	Shares	Market Value as of 2/28/18	Percent of Basket’s Net Assets
Shiseido Co Ltd	1,847,219	$11,934,884,860	1.3%
Kose Corp	563,239	11,343,624,598	1.2%
Hitachi High-Technologies Corp	2,093,434	10,990,529,865	1.2%
FamilyMart UNY Holdings Co Ltd	1,353,441	10,949,337,650	1.2%
Yamato Holdings Co Ltd	3,985,991	10,674,483,046	1.2%
SCREEN Holdings Co Ltd	1,060,048	10,642,881,890	1.1%
M3 Inc	2,541,444	10,623,233,972	1.1%
Nippon Paint Holdings Co Ltd	2,670,742	10,442,600,551	1.1%
Advantest Corp	4,546,508	10,306,933,158	1.1%
Hitachi Construction Machinery Co Ltd	2,226,569	10,231,085,162	1.1%
Kyowa Hakko Kirin Co Ltd	4,503,442	10,222,813,488	1.1%
Subaru Corp	2,701,840	10,212,954,198	1.1%
Tokyo Gas Co Ltd	3,764,853	10,108,630,826	1.1%
Kobe Steel Ltd	8,489,415	10,102,403,852	1.1%
Kaneka Corp	9,210,589	10,048,752,124	1.1%
Showa Denko KK	1,878,499	9,993,617,202	1.1%
Aeon Mall Co Ltd	4,455,127	9,966,118,260	1.1%
Toshiba Corp	31,269,676	9,912,487,267	1.1%
Sumitomo Dainippon Pharma Co Ltd	6,027,199	9,902,687,168	1.1%
TDK Corp	1,011,715	9,884,460,103	1.1%
Ube Industries Ltd	2,916,687	9,800,067,409	1.1%
SUMCO Corp	3,380,220	9,745,173,571	1.1%
Sumitomo Rubber Industries Ltd	4,725,275	9,724,616,067	1.0%
Mitsubishi Motors Corp	11,439,254	9,711,926,858	1.0%
Seino Holdings Co Ltd	5,277,806	9,663,663,086	1.0%
Tokyo Electron Ltd	458,205	9,649,794,046	1.0%
Medipal Holdings Corp	4,400,069	9,636,151,563	1.0%
Yokogawa Electric Corp	4,421,541	9,630,115,814	1.0%
NGK Spark Plug Co Ltd	3,523,535	9,626,298,467	1.0%
NTT Urban Development Corp	7,217,818	9,592,480,167	1.0%
Nomura Real Estate Holdings Inc	3,704,036	9,586,044,894	1.0%
SBI Holdings Inc/Japan	3,842,481	9,525,511,262	1.0%
Toyota Boshoku Corp	4,139,036	9,507,365,437	1.0%
Nippon Express Co Ltd	1,315,955	9,474,876,036	1.0%
Mazda Motor Corp	6,315,272	9,450,805,097	1.0%
J Front Retailing Co Ltd	4,837,540	9,438,039,771	1.0%
Kikkoman Corp	2,214,233	9,432,632,410	1.0%
Asics Corp	5,511,043	9,418,372,849	1.0%
Yokohama Rubber Co Ltd/The	3,534,786	9,370,716,915	1.0%
Sony Financial Holdings Inc	4,676,512	9,353,023,708	1.0%
Sumitomo Realty & Development Co Ltd	2,396,682	9,349,457,254	1.0%
IHI Corp	2,554,460	9,349,321,796	1.0%
Hino Motors Ltd	6,605,972	9,347,450,398	1.0%
Tokyu Fudosan Holdings Corp	11,735,304	9,294,360,641	1.0%
Casio Computer Co Ltd	5,853,867	9,290,086,412	1.0%
Taiyo Nippon Sanso Corp	5,888,496	9,250,826,919	1.0%

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 53

PORTFOLIO OF INVESTMENTS (continued)

Security Description	Shares	Market Value as of 2/28/18	Percent of Basket’s Net Assets
Zeon Corp	5,709,804	$9,215,623,036	1.0%
Idemitsu Kosan Co Ltd	2,231,507	9,204,967,666	1.0%
Sompo Holdings Inc	2,215,714	9,179,704,018	1.0%
Kawasaki Heavy Industries Ltd	2,341,610	9,179,109,397	1.0%
Other	27,215,459	434,527,661,968	47.2%

Total		$927,020,764,172	100.0%

The following table represents the equity basket holdings underlying the total return swap with GSABVISP as of February 28, 2018.

Security Description	Shares	Market Value as of 2/28/18	Percent of Basket’s Net Assets
Intel Corp	43,668	$2,152,396	2.2%
Cisco Systems Inc	46,577	2,085,718	2.1%
Texas Instruments Inc	19,244	2,085,087	2.1%
Starbucks Corp	36,101	2,061,367	2.1%
salesforce.com Inc	17,699	2,057,509	2.1%
Costco Wholesale Corp	10,719	2,046,257	2.1%
Sempra Energy	18,755	2,043,920	2.0%
Oracle Corp	40,331	2,043,572	2.0%
Lam Research Corp	10,618	2,037,169	2.0%
Chevron Corp	18,200	2,036,944	2.0%
International Business Machines Corp	13,057	2,034,672	2.0%
Best Buy Co Inc	28,054	2,032,232	2.0%
Pfizer Inc	55,960	2,031,908	2.0%
Schlumberger Ltd	30,788	2,020,924	2.0%
Express Scripts Holding Co	26,767	2,019,570	2.0%
United Technologies Corp	14,972	2,017,327	2.0%
Anthem Inc	8,559	2,014,617	2.0%
Amgen Inc	10,962	2,014,487	2.0%
Public Storage	10,355	2,013,426	2.0%
Dominion Energy Inc	27,181	2,013,297	2.0%
Target Corp	26,656	2,010,129	2.0%
Marriott International Inc/MD	14,225	2,008,712	2.0%
Accenture PLC	12,475	2,008,600	2.0%
Johnson & Johnson	15,395	1,999,503	2.0%
NVIDIA Corp	8,259	1,998,678	2.0%
NIKE Inc	29,793	1,997,025	2.0%
Exxon Mobil Corp	26,364	1,996,809	2.0%
Ford Motor Co	188,147	1,996,240	2.0%
3M Co	8,475	1,995,947	2.0%
Verizon Communications Inc	41,780	1,994,577	2.0%
Simon Property Group Inc	12,984	1,993,174	2.0%
CVS Health Corp	29,412	1,992,075	2.0%
UnitedHealth Group Inc	8,807	1,991,791	2.0%
AT&T Inc	54,840	1,990,692	2.0%
Coca-Cola Co/The	45,956	1,986,218	2.0%
Gilead Sciences Inc	25,189	1,983,130	2.0%
Walgreens Boots Alliance Inc	28,707	1,977,625	2.0%
AbbVie Inc	17,013	1,970,616	2.0%

54 | AB CONSERVATIVE WEALTH STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Security Description	Shares	Market Value as of 2/28/18	Percent of Basket’s Net Assets
Kimberly-Clark Corp	17,729	$1,966,501	2.0%
Home Depot Inc/The	10,783	1,965,417	2.0%
Valero Energy Corp	21,727	1,964,555	2.0%
Walt Disney Co/The	19,004	1,960,453	2.0%
Union Pacific Corp	14,970	1,949,843	2.0%
Caterpillar Inc	12,590	1,946,792	2.0%
Procter & Gamble Co/The	24,740	1,942,585	1.9%
Walmart Inc	21,559	1,940,526	1.9%
General Electric Co	136,799	1,930,234	1.9%
General Motors Co	48,888	1,923,743	1.9%
Celgene Corp	21,327	1,858,008	1.9%
General Mills Inc	36,397	1,839,868	1.8%

Total		$99,942,465	100.0%

The following table represents the 50 largest equity basket holdings underlying the total return swap with MSABRDL as of February 28, 2018.

Security Description	Shares	Market Value as of 2/28/18	Percent of Basket’s Net Assets
Zebra Technologies Corp	1,800	$248,688	1.3%
Hewlett Packard Enterprise Co	13,180	245,012	1.3%
Intel Corp	4,708	232,052	1.2%
Cypress Semiconductor Corp	13,184	230,328	1.2%
Dell Technologies Inc Class V	3,085	229,172	1.2%
ON Semiconductor Corp	9,527	227,879	1.2%
Nutanix Inc	6,187	225,501	1.2%
Cree Inc	5,953	225,197	1.2%
Seagate Technology PLC	4,196	224,081	1.2%
Marvell Technology Group Ltd	9,491	222,940	1.2%
Western Digital Corp	2,551	222,033	1.2%
National Instruments Corp	4,379	221,420	1.2%
Keysight Technologies Inc	4,701	220,988	1.2%
Agios Pharmaceuticals Inc	2,735	219,883	1.2%
Monsanto Co	1,775	218,953	1.2%
Dolby Laboratories Inc	3,390	218,812	1.2%
McKesson Corp	1,459	217,710	1.2%
Citrix Systems Inc	2,366	217,687	1.2%
Silicon Laboratories Inc	2,327	217,561	1.2%
Ciena Corp	9,346	216,546	1.2%
QUALCOMM Inc	3,331	216,535	1.2%
CA Inc	6,107	214,364	1.2%
International Business Machines Corp	1,374	214,056	1.2%
Cadence Design Systems Inc	5,505	213,423	1.1%
eBay Inc	4,975	213,209	1.1%
NewMarket Corp	509	212,887	1.1%
Advanced Micro Devices Inc	17,530	212,287	1.1%
Amdocs Ltd	3,223	212,015	1.1%
Autoliv Inc	1,473	211,240	1.1%
Tableau Software Inc	2,582	210,869	1.1%
Woodward Inc	2,976	210,821	1.1%

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 55

PORTFOLIO OF INVESTMENTS (continued)

Security Description	Shares	Market Value as of 2/28/18	Percent of Basket’s Net Assets
Merck & Co Inc	3,883	$210,537	1.1%
Ashland Global Holdings Inc	2,956	209,337	1.1%
Deere & Co	1,301	209,314	1.1%
AGCO Corp	3,120	207,783	1.1%
Nuance Communications Inc	12,898	207,145	1.1%
Bristol-Myers Squibb Co	3,121	206,580	1.1%
CNH Industrial NV	15,351	206,474	1.1%
Symantec Corp	7,799	205,023	1.1%
Synopsys Inc	2,418	204,751	1.1%
Juniper Networks Inc	7,979	204,729	1.1%
Fiat Chrysler Automobiles NV	9,632	204,093	1.1%
Teradata Corp	5,522	203,316	1.1%
Twitter Inc	6,359	202,603	1.1%
Navistar International Corp	5,419	202,220	1.1%
General Motors Co	5,091	200,347	1.1%
BioMarin Pharmaceutical Inc	2,463	199,895	1.1%
Goodyear Tire & Rubber Co/The	6,874	198,941	1.1%
Visteon Corp	1,605	198,724	1.1%
Eli Lilly & Co	2,574	198,241	1.1%
Other	187,605	7,864,861	42.5%

Total		$18,589,063	100.0%

The following table represents the equity basket holdings underlying the total return swap with GSABHVIP as of February 28, 2018.

Security Description	Shares	Market Value as of 2/28/18	Percent of Basket’s Net Assets
Micron Technology Inc	50,489	$2,966,229	2.6%
Autodesk Inc	19,958	2,716,883	2.4%
Booking Holdings Inc	1,206	2,613,197	2.3%
Netflix Inc	8,247	2,602,588	2.3%
ServiceNow Inc	14,849	2,578,677	2.3%
GoDaddy Inc	40,054	2,503,776	2.2%
Dell Technologies Inc Class V	31,398	2,422,042	2.1%
XPO Logistics Inc	23,470	2,413,185	2.1%
Amazon.com Inc	1,512	2,399,211	2.1%
Activision Blizzard Inc	31,497	2,389,362	2.1%
Delta Air Lines Inc	42,026	2,374,049	2.1%
Apple Inc	13,107	2,352,575	2.1%
FleetCor Technologies Inc	11,263	2,332,567	2.0%
NXP Semiconductors NV	19,096	2,332,004	2.0%
Constellation Brands Inc	10,251	2,329,642	2.0%
Alphabet Inc	2,045	2,323,161	2.0%
DXC Technology Co	21,907	2,318,418	2.0%
Broadcom Ltd	8,858	2,311,761	2.0%
Mastercard Inc	12,716	2,298,926	2.0%
Berkshire Hathaway Inc	10,939	2,286,689	2.0%
PayPal Holdings Inc	28,391	2,275,823	2.0%
MGM Resorts International	63,698	2,275,293	2.0%
Microsoft Corp	24,158	2,273,268	2.0%

56 | AB CONSERVATIVE WEALTH STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Security Description	Shares	Market Value as of 2/28/18	Percent of Basket’s Net Assets
Monsanto Co	18,254	$2,253,456	2.0%
Liberty Media Corp-Liberty SiriusXM	52,520	2,239,978	2.0%
Visa Inc	18,156	2,236,819	2.0%
Time Warner Inc	23,209	2,232,938	2.0%
Zayo Group Holdings Inc	60,634	2,224,055	2.0%
Facebook Inc	12,220	2,220,252	1.9%
Rockwell Collins Inc	16,318	2,219,574	1.9%
Bank of America Corp	68,555	2,219,468	1.9%
JPMorgan Chase & Co	19,071	2,213,380	1.9%
IQVIA Holdings Inc	20,957	2,212,221	1.9%
Alibaba Group Holding Ltd	11,746	2,208,600	1.9%
Aetna Inc	12,410	2,199,672	1.9%
Ally Financial Inc	77,001	2,199,149	1.9%
Liberty Broadband Corp	24,334	2,191,033	1.9%
DowDuPont Inc	30,755	2,176,839	1.9%
Boeing Co/The	6,361	2,147,855	1.9%
Allergan PLC	13,165	2,144,315	1.9%
Caesars Entertainment Corp	171,387	2,138,053	1.9%
Citigroup Inc	28,598	2,137,700	1.9%
Charter Communications Inc	6,112	2,134,005	1.9%
GCI Liberty Inc	39,527	2,124,576	1.9%
Wells Fargo & Co	36,839	2,118,979	1.9%
Adient PLC	34,450	2,102,484	1.9%
Nexstar Media Group Inc	29,565	2,073,985	1.8%
JD.com Inc	46,815	2,073,905	1.8%
Comcast Corp	55,637	2,020,179	1.8%
QUALCOMM Inc	32,944	1,958,521	1.7%

Total		$114,111,317	100.0%

The following table represents the 50 largest equity basket holdings underlying the total return swap with GSABSJHB as of February 28, 2018.

Security Description	Shares	Market Value as of 2/28/18	Percent of Basket’s Net Assets
Nihon M&A Center Inc	1,840,667	$12,811,039,912	1.3%
Ono Pharmaceutical Co Ltd	3,819,151	11,953,943,766	1.2%
Otsuka Corp	1,151,198	11,477,447,490	1.2%
Pola Orbis Holdings Inc	2,460,183	11,107,725,595	1.2%
Nintendo Co Ltd	225,257	11,055,608,259	1.2%
Astellas Pharma Inc	6,981,566	11,034,365,720	1.2%
Nitori Holdings Co Ltd	607,280	10,940,156,464	1.1%
Otsuka Holdings Co Ltd	2,031,110	10,935,497,457	1.1%
Yamada Denki Co Ltd	15,826,852	10,714,778,872	1.1%
Obic Co Ltd	1,196,402	10,695,837,966	1.1%
Ryohin Keikaku Co Ltd	291,728	10,691,816,529	1.1%
Tsuruha Holdings Inc	682,703	10,595,548,997	1.1%
NTT DOCOMO Inc	3,784,622	10,388,787,730	1.1%
Nomura Real Estate Master Fund Inc	70,596	10,335,274,671	1.1%
Nidec Corp	596,607	10,297,442,014	1.1%
Japan Real Estate Investment Corp	18,585	10,296,154,896	1.1%

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 57

PORTFOLIO OF INVESTMENTS (continued)

Security Description	Shares	Market Value as of 2/28/18	Percent of Basket’s Net Assets
Shimamura Co Ltd	805,885	$10,266,971,537	1.1%
Orix JREIT Inc	62,772	10,225,550,181	1.1%
Shimadzu Corp	3,690,791	10,168,129,566	1.1%
United Urban Investment Corp	60,153	10,153,864,194	1.1%
ABC-Mart Inc	1,488,897	10,124,502,891	1.1%
Fuji Media Holdings Inc	5,441,231	10,000,982,021	1.0%
Makita Corp	1,970,563	9,990,754,699	1.0%
Japan Retail Fund Investment Corp	48,408	9,938,125,076	1.0%
Nifco Inc/Japan	1,291,787	9,933,841,415	1.0%
Keyence Corp	152,131	9,929,563,041	1.0%
Keihan Holdings Co Ltd	2,951,502	9,902,289,948	1.0%
Sony Corp	1,818,970	9,898,836,155	1.0%
Sundrug Co Ltd	1,998,020	9,880,210,215	1.0%
Izumi Co Ltd	1,403,633	9,853,507,121	1.0%
Japan Post Insurance Co Ltd	3,633,398	9,846,508,241	1.0%
Nissan Motor Co Ltd	8,750,609	9,844,435,582	1.0%
Hikari Tsushin Inc	635,692	9,840,508,871	1.0%
Asahi Group Holdings Ltd	1,788,252	9,819,292,100	1.0%
Rakuten Inc	10,034,942	9,807,149,100	1.0%
Oriental Land Co Ltd/Japan	935,747	9,750,485,267	1.0%
Don Quijote Holdings Co Ltd	1,620,979	9,742,082,113	1.0%
Japan Post Bank Co Ltd	6,629,273	9,718,514,171	1.0%
Daiwa House REIT Investment Corp	37,785	9,714,446,545	1.0%
Asahi Intecc Co Ltd	2,547,516	9,680,559,702	1.0%
Taisei Corp	1,775,592	9,676,975,692	1.0%
Aozora Bank Ltd	2,201,537	9,675,756,961	1.0%
McDonald’s Holdings Co Japan Ltd	2,026,252	9,675,351,223	1.0%
Advance Residence Investment Corp	36,021	9,649,921,580	1.0%
Zenkoku Hosho Co Ltd	2,038,561	9,632,201,231	1.0%
Marubeni Corp	11,742,056	9,624,963,180	1.0%
Canon Inc	2,347,537	9,615,510,462	1.0%
KDDI Corp	3,636,046	9,582,799,607	1.0%
Hoya Corp	1,689,058	9,578,648,071	1.0%
Nippon Telegraph & Telephone Corp	1,921,941	9,575,111,781	1.0%
Other	121,890,932	448,307,594,085	47.2%

Total		$957,957,369,963	100.0%

The following table represents the 50 largest equity basket holdings underlying the total return swap with MSABRDS as of February 28, 2018.

Security Description	Shares	Market Value as of 2/28/18	Percent of Basket’s Net Assets
Veeva Systems Inc	3,836	$267,401	1.4%
Microchip Technology Inc	2,757	245,184	1.2%
Palo Alto Networks Inc	1,412	244,743	1.2%
Skyworks Solutions Inc	2,184	238,614	1.2%

58 | AB CONSERVATIVE WEALTH STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Security Description	Shares	Market Value as of 2/28/18	Percent of Basket’s Net Assets
Texas Instruments Inc	2,197	$238,028	1.2%
Paycom Software Inc	2,394	236,787	1.2%
Take-Two Interactive Software Inc	2,095	234,325	1.2%
Apple Inc	1,314	234,137	1.2%
Copart Inc	5,001	234,120	1.2%
CDW Corp/DE	3,202	233,491	1.2%
Jabil Inc	8,579	232,402	1.2%
Flex Ltd	12,839	232,387	1.2%
MKS Instruments Inc	2,073	230,839	1.2%
Cisco Systems Inc	5,131	229,772	1.2%
Versum Materials Inc	6,186	228,999	1.2%
ViaSat Inc	3,266	227,960	1.2%
Advanced Energy Industries Inc	3,426	227,235	1.2%
Littelfuse Inc	1,085	225,046	1.1%
Tyler Technologies Inc	1,107	224,925	1.1%
Catalent Inc	5,360	223,770	1.1%
Check Point Software Technologies Ltd	2,144	222,707	1.1%
Pure Storage Inc	10,271	222,578	1.1%
CDK Global Inc	3,232	221,960	1.1%
NVIDIA Corp	917	221,880	1.1%
Lear Corp	1,189	221,783	1.1%
Adient PLC	3,566	221,331	1.1%
Logitech International SA	5,549	218,531	1.1%
Harris Corp	1,396	218,032	1.1%
Perrigo Co PLC	2,516	204,964	1.0%
Taro Pharmaceutical Industries Ltd	2,034	199,590	1.0%
Ubiquiti Networks Inc	3,061	194,657	1.0%
Broadcom Ltd	782	192,721	1.0%
MuleSoft Inc	4,927	152,140	0.8%
Dana Inc	4,374	116,224	0.6%
Harley-Davidson Inc	2,484	112,710	0.6%
Analog Devices Inc	1,171	105,537	0.5%
GrubHub Inc	1,027	102,073	0.5%
ServiceNow Inc	603	97,034	0.5%
MercadoLibre Inc	248	96,085	0.5%
HubSpot Inc	833	92,489	0.5%
Match Group Inc	2,226	89,134	0.5%
SS&C Technologies Holdings Inc	1,771	87,677	0.4%
Spirit AeroSystems Holdings Inc	928	84,744	0.4%
Stamps.com Inc	441	84,199	0.4%
Adobe Systems Inc	390	81,469	0.4%
Nordson Corp	597	80,083	0.4%
CoStar Group Inc	234	79,896	0.4%
IDEX Corp	556	76,124	0.4%
Intuitive Surgical Inc	178	75,942	0.4%
Cantel Medical Corp	649	75,457	0.4%
Other	169,248	10,738,561	54.7%

Total		$19,678,477	100.0%

See notes to financial statements.

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 59

STATEMENT OF ASSETS & LIABILITIES

February 28, 2018 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $130,967,924)	$138,963,912 (a)
Affiliated issuers (cost $87,862,595—including investment of cash collateral for securities loaned of $1,224,800)	86,352,163
Cash	750,806
Cash collateral due from broker	2,055,759
Foreign currencies, at value (cost $600,321)	604,901
Receivable for investment securities sold and foreign currency transactions	1,576,680
Unrealized appreciation on forward currency exchange contracts	864,848
Unrealized appreciation on inflation swaps	484,033
Unaffiliated interest and dividends receivable	457,049
Receivable for variation margin on futures	266,811
Unrealized appreciation on total return swaps	180,194
Affiliated dividends receivable	143,216
Receivable for shares of beneficial interest sold	75,161
Receivable for variation margin on centrally cleared swaps	6,061
Other asset	73,413

Total assets	232,855,007

Liabilities
Options written, at value (premiums received $660,202)	716,848
Payable for investment securities purchased and foreign currency transactions	6,939,527
Unrealized depreciation on forward currency exchange contracts	1,584,439
Payable for collateral received on securities loaned	1,224,800
Cash collateral due to broker	310,000
Payable for shares of beneficial interest redeemed	170,453
Unrealized depreciation on total return swaps	148,266
Distribution fee payable	59,464
Advisory fee payable	57,569
Transfer Agent fee payable	20,861
Upfront premiums received on credit default swaps	15,753
Unrealized depreciation on credit default swaps	1,518
Trustees’ fees payable	208
Accrued expenses	59,579

Total liabilities	11,309,285

Net Assets	$221,545,722

Composition of Net Assets
Shares of beneficial interest, at par	$185
Additional paid-in capital	222,300,706
Distributions in excess of net investment income	(4,017,107)
Accumulated net realized loss on investment transactions	(2,117,539)
Net unrealized appreciation on investments and foreign currency denominated assets and liabilities	5,379,477

$221,545,722

(a)	Includes securities on loan with a value of $1,164,950 (see Note E).

See notes to financial statements.

60 | AB CONSERVATIVE WEALTH STRATEGY	abfunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—unlimited shares authorized, $.00001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$171,428,997	14,296,080	$11.99	*

B	$1,244,826	101,625	$12.25

C	$28,325,551	2,367,057	$11.97

Advisor	$8,834,372	733,775	$12.04

R	$4,121,680	343,031	$12.02

K	$7,580,412	633,253	$11.97

I	$9,884	811.35	$12.18

*	The maximum offering price per share for Class A shares was $12.52 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 61

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2018 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of and $15,292)	$718,873
Affiliated issuers	1,737,833
Interest (net of foreign taxes withheld of and $263)	497,469	$2,954,175

Expenses
Advisory fee (see Note B)	631,515
Distribution fee—Class A	216,208
Distribution fee—Class B	6,818
Distribution fee—Class C	175,184
Distribution fee—Class R	10,155
Distribution fee—Class K	8,896
Transfer agency—Class A	95,187
Transfer agency—Class B	917
Transfer agency—Class C	19,789
Transfer agency—Advisor Class	4,985
Transfer agency—Class R	5,281
Transfer agency—Class K	7,117
Transfer agency—Class I	17
Custodian	194,689
Legal	48,698
Audit and tax	47,629
Registration fees	47,188
Printing	23,929
Trustees’ fees	13,513
Miscellaneous	10,489

Total expenses	1,568,204
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(254,985)

Net expenses		1,313,219

Net investment income		1,640,956

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Affiliated Underlying Portfolios		225,753
Investment transactions		1,023,304
Forward currency exchange contracts		(431,500)
Futures		(1,771,618)
Options written		180,498
Swaps		(1,037,411)
Foreign currency transactions		82,830
Net change in unrealized appreciation/depreciation of:
Affiliated Underlying Portfolios		(2,052,936)
Investments		4,897,351
Forward currency exchange contracts		(31,110)
Futures		(1,278,898)
Options written		(58,805)
Swaps		741,001
Foreign currency denominated assets and liabilities		(4,600)

Net gain on investment and foreign currency transactions		483,859

Net Increase in Net Assets from Operations		$2,124,815

See notes to financial statements.

62 | AB CONSERVATIVE WEALTH STRATEGY	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS

Six Months Ended February 28, 2018 (unaudited)	Year Ended August 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,640,956	$7,535,314
Net realized gain (loss) on investment transactions	(1,728,144)	7,355,174
Net realized gain distributions from Affiliated Underlying Portfolios	– 0	–	16,816,959
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	2,212,003	(17,903,421)

Net increase in net assets from operations	2,124,815	13,804,026
Dividends and Distributions to Shareholders from
Net investment income
Class A	(10,096,905)	(4,286,170)
Class B	(52,285)	– 0	–
Class C	(1,385,152)	(1,162,894)
Advisor Class	(545,821)	(267,098)
Class R	(213,263)	(92,061)
Class K	(392,249)	(164,659)
Class I	(1,788)	(12,532)
Net realized gain on investment transactions
Class A	(2,305,565)	– 0	–
Class B	(17,877)	– 0	–
Class C	(463,337)	– 0	–
Advisor Class	(118,053)	– 0	–
Class R	(54,474)	– 0	–
Class K	(91,828)	– 0	–
Class I	(505)	– 0	–
Transactions in Shares of Beneficial Interest
Net decrease	(3,117,692)	(53,296,066)

Total decrease	(16,731,979)	(45,477,454)
Net Assets
Beginning of period	238,277,701	283,755,155

End of period (including distributions in excess of net investment income of ($4,017,107) and undistributed net investment income of $7,029,400, respectively)	$221,545,722	$238,277,701

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

February 28, 2018 (unaudited)

NOTE A

Significant Accounting Policies

The AB Portfolios (the “Company”) was organized as a Massachusetts Business Trust on March 26, 1987 and is registered under the Investment Company Act of 1940 as a diversified, open end management investment company. The Company operates as a series company currently comprised of six series. Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Conservative Wealth Strategy (the “Strategy”). The Strategy offers Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. Class T shares have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Strategy to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AB Mutual Fund, (ii) for purposes of dividend reinvestment, (iii) through the Strategy’s Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Effective April 10, 2017, Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eight classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Strategy is an investment company under U.S. GAAP and follows the

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accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Strategy.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Trustees (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or

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spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Strategy may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Strategy values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Strategy generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

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•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

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Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of February 28, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Investment Companies	$75,216,469		$	– 0	–	$	– 0	–	$75,216,469
Common Stock:
Information Technology	15,223,148			2,310,087			– 0	–	17,533,235
Financials	6,904,497			5,211,539			– 0	–	12,116,036
Consumer Discretionary	9,730,723			1,918,728			– 0	–	11,649,451
Health Care	10,065,766			969,100			– 0	–	11,034,866
Industrials	5,112,734			3,140,033			– 0	–	8,252,767
Consumer Staples	3,176,220			2,092,418			– 0	–	5,268,638
Telecommunication Services	375,823			2,134,600			– 0	–	2,510,423
Materials	1,338,325			1,108,255			– 0	–	2,446,580
Energy	1,169,229			1,167,611			– 0	–	2,336,840
Utilities	431,805			749,053			– 0	–	1,180,858
Real Estate	558,098			50,920			– 0	–	609,018
Governments – Treasuries	– 0	–		16,868,429			– 0	–	16,868,429
Corporates – Investment Grade	– 0	–		13,040,548			– 0	–	13,040,548
Mortgage Pass-Throughs	– 0	–		5,784,193			– 0	–	5,784,193
Inflation-Linked Securities	– 0	–		5,342,979			– 0	–	5,342,979
Covered Bonds	– 0	–		2,924,439			– 0	–	2,924,439

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Investments in Securities:	Level 1			Level 2		Level 3		Total
Collateralized Mortgage Obligations	$	– 0	–	$2,123,179		$30,279		$2,153,458
Agencies		– 0	–	1,897,552		– 0	–	1,897,552
Commercial Mortgage-Backed Securities		– 0	–	1,002,681		31,613		1,034,294
Local Governments – Provincial Bonds		– 0	–	726,503		– 0	–	726,503
Asset-Backed Securities		– 0	–	248,493		328,168		576,661
Collateralized Loan Obligations		– 0	–	– 0	–	502,753		502,753
Quasi-Sovereigns		– 0	–	421,901		– 0	–	421,901
Governments – Sovereign Bonds		– 0	–	296,467		– 0	–	296,467
Local Governments – US Municipal Bonds		– 0	–	247,886		– 0	–	247,886
Options Purchased – Calls		– 0	–	19,379		– 0	–	19,379
Short-Term Investments:
Investment Companies		19,648,652		– 0	–	– 0	–	19,648,652
U.S. Treasury Bills		– 0	–	2,450,000		– 0	–	2,450,000
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund		1,224,800		– 0	–	– 0	–	1,224,800

Total Investments in Securities		150,176,289		74,246,973		892,813		225,316,075
Other Financial Instruments(a):
Assets:
Futures		43,130		– 0	–	– 0	–	43,130	(b)
Forward Currency Exchange Contracts		– 0	–	864,848		– 0	–	864,848
Centrally Cleared Credit Default Swaps		– 0	–	668,717		– 0	–	668,717	(b)
Inflation (CPI) Swaps		– 0	–	484,033		– 0	–	484,033
Total Return Swaps		– 0	–	180,194		– 0	–	180,194
Liabilities:
Futures		(769,645)		(120,925)		– 0	–	(890,570	)(b)
Forward Currency Exchange Contracts		– 0	–	(1,584,439)		– 0	–	(1,584,439)
Call Options Written		– 0	–	(183,000)		– 0	–	(183,000)
Put Options Written		– 0	–	(505,688)		– 0	–	(505,688)
Currency Options Written		– 0	–	(28,160)		– 0	–	(28,160)
Centrally Cleared Credit Default Swaps		– 0	–	(805,387)		– 0	–	(805,387	)(b)
Credit Default Swaps		– 0	–	(17,271)		– 0	–	(17,271)
Total Return Swaps		– 0	–	(148,266)		– 0	–	(148,266)

Total(c)		$149,449,774		$73,051,629		$892,813		$223,394,216

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	Only variation margin receivable/(payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Centrally cleared swaps with upfront premiums are presented here at market value.

(c)	There were no transfers between Level 1 and Level 2 during the reporting period.

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The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Collateralized Mortgage Obligations		Commercial Mortgage Backed- Securities		Asset- Backed Securities
Balance as of 8/31/17	$29,085		$128,199		$350,116
Accrued discounts/(premiums)	65		1		(60)
Realized gain (loss)	– 0	–	(1,268)		1,769
Change in unrealized appreciation/depreciation	1,129		1,388		(4,148)
Purchases/Payups	– 0	–	– 0	–	114,985
Sales/Paydowns	– 0	–	(96,657)		(47,094)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	(87,400)

Balance as of 2/28/18	$30,279		$31,613		$328,168

Net change in unrealized appreciation/depreciation from investments held as of 2/28/18(a)	$1,129		$(2)		$(2,452)

	Collateralized Loan Obligations		Total
Balance as of 8/31/17	$ – 0	–	$507,400
Accrued discounts/(premiums)	– 0	–	6
Realized gain (loss)	– 0	–	501
Change in unrealized appreciation/depreciation	2,753		1,072
Purchases/Payups	500,000		614,985
Sales/Paydowns	– 0	–	(143,751)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	(87,400)

Balance as of 2/28/18	$502,753		$892,813	(b)

Net change in unrealized appreciation/depreciation from investments held as of 2/28/18(a)	$2,753		$1,428

(a)	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation on investments and other financial instruments in the accompanying statement of operations.

(b)	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe

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how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Strategy’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized

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currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Strategy’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Strategy may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Strategy’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Strategy’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Strategy is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Strategy amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Strategy are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Strategy represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each series or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from

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those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement (the “Advisory Agreement”), the Strategy pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion of the Strategy’s average daily net assets. The fee is accrued daily and paid monthly.

The Strategy may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. In connection with the investment by the Strategy in the Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Strategy in an amount equal to the Strategy’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Strategy as an acquired fund fee and expense. For the six months ended February 28, 2018, such waivers amounted to $28,269.

In connection with the Strategy’s investments in AB All Market Alternative Return Portfolio (“AMAR”), the Adviser has contractually agreed to waive its fees and/or reimburse expenses payable by the Strategy in an amount equal to the benefit to the Adviser of reduced waivers and/or reimbursements under the expense limitation undertaking in place for the AMAR as a result of the investment of Strategy assets in AMAR. In connection with the Strategy’s investments in other AB mutual funds, the Adviser has contractually agreed to waive fees and/or reimburse the expenses payable to the Adviser by the Strategy in an amount equal to the Strategy’s share of the advisory fees of AB mutual funds, as paid by the Strategy as an acquired fund fee and expense. These fee waivers and/or expense reimbursements will remain in effect until December 31, 2018. For the six months ended February 28, 2018, such waivers and/or reimbursements amounted to $226,290.

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A summary of the Strategy’s transactions in AB mutual funds for the six months ended February 28, 2018 is as follows:

													Distributions
Fund	Market Value 8/31/17 (000)	Purchases at Cost (000)		Sales Proceeds (000)		Realized Gain (Loss) (000)			Change in Unrealized Appr./ (Depr.) (000)			Market Value 2/28/18 (000)	Dividend Income (000)		Realized Gains (000)
Government Money Market Portfolio	$38,652	$24,596		$43,599		$	– 0	–	$	– 0	–	$19,649	$137		$	– 0	–
AB Cap Fund, Inc. – AB All Market Alternative Return Portfolio	23,156	– 0	–	– 0	–		– 0	–		(1,595)		21,561	– 0	–		– 0	–
AB Bond Fund, Inc. – AB All Market Real Return Portfolio	24,767	804		4,519			244			258		21,554	803			– 0	–
AB High Income Fund, Inc.	24,448	799		2,150			(18)			(716)		22,363	795			– 0	–
Government Money Market Portfolio*	139	11,463		10,377			– 0	–		– 0	–	1,225	3			– 0	–

Total							$226			$(2,053)		$86,352	$1,738		$	– 0	–

*	Investments of cash collateral for securities lending transactions (see Note E).

The Strategy compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Strategy. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $45,657 for the six months ended February 28, 2018.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Strategy’s shares. The Distributor has advised the Strategy that it has retained front-end sales charges of $1,015 from the sale of Class A shares and received $448, $548 and $150 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended February 28, 2018.

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Brokerage commissions paid on investment transactions for the six months ended February 28, 2018 amounted to $23,610, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Plans

The Strategy has adopted a Plan for each class of shares of the Strategy pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a “Plan” and collectively the “Plans”). Under the Plans, the Strategy pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Strategy’s average daily net assets attributable to Class A shares, 1% of the Strategy’s average daily net assets attributable to both Class B and Class C shares, .50% of the Strategy’s average daily net assets attributable to Class R shares and .25% of the Strategy’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. Effective August 1, 2014, payments under the Plan in respect of Class A shares are limited to an annual rate of .25% of the Strategy’s Class A share’s average daily net assets. The Plans provide that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Strategy is not obligated under the Plans to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plans is to compensate the Distributor for its distribution services with respect to the sale of the Strategy’s shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plans are characterized by the staff of the Securities and Exchange Commission as being of the “compensation” plan.

In the event that a Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Strategy to the Distributor with respect to the relevant class. The Plans also provide that the Adviser may use its own resources to finance the distribution of the Strategy’s shares. The fees are accrued daily and paid monthly.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended February 28, 2018 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$45,693,773	$47,852,760
U.S. government securities	31,483,367	31,126,751

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The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$13,248,537
Gross unrealized depreciation	(7,872,488)

Net unrealized appreciation	$5,376,049

1. Derivative Financial Instruments

The Strategy may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Strategy, as well as the methods in which they may be used are:

•	Futures

The Strategy may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Strategy bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Strategy may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Strategy enters into futures, the Strategy deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Strategy agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Strategy as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Strategy records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

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Use of long futures subjects the Strategy to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Strategy to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended February 28, 2018, the Strategy held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Strategy may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Strategy. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended February 28, 2018, the Strategy held forward currency exchange contracts for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Strategy may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Strategy may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

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The risk associated with purchasing an option is that the Strategy pays a premium whether or not the option is exercised. Additionally, the Strategy bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call option purchased by the Strategy were permitted to expire without being sold or exercised, its premium would represent a loss to the Strategy. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Strategy writes an option, the premium received by the Strategy is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Strategy on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Strategy has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Strategy. In writing an option, the Strategy bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Strategy could result in the Strategy selling or buying a security or currency at a price different from the current market value. At February 28, 2018, the maximum payments for written put options amounted to $69,544,832. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract.

The Strategy may also invest in options on swap agreements, also called “swaptions”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium”. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return on a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

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During the six months ended February 28, 2018, the Strategy held purchased options for hedging and non-hedging purposes. During the six months ended February 28, 2018, the Strategy held written options for hedging and non-hedging purposes.

During the six months ended February 28, 2018, the Strategy held purchased swaptions for hedging and non-hedging purposes.

•	Swaps

The Strategy may enter into swaps to hedge its exposure to interest rates, credit risk, equity markets or currencies. The Strategy may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Strategy in accordance with the terms of the respective swaps to provide value and recourse to the Strategy or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Strategy, and/or the termination value at the end of the contract. Therefore, the Strategy considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Strategy and the counterparty and by the posting of collateral by the counterparty to the Strategy to cover the Strategy’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Strategy accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received are

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recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Strategy enters into a centrally cleared swap, the Strategy deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Strategy agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Strategy as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Strategy records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Strategy is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Strategy holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Strategy may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a

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notional amount. The Strategy may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Strategy may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Strategy anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Strategy with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Strategy receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended February 28, 2018, the Strategy held interest rate swaps for hedging and non-hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Strategy against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the six months ended February 28, 2018, the Strategy held inflation (CPI) swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Strategy may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Strategy, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Strategy may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Strategy receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Strategy is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Strategy will either (i) receive from

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the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Strategy for the same referenced obligations with the same counterparty. As of February 28, 2018, the Strategy did not have Buy Contracts outstanding with respect to the same referenced obligations and same counterparty for its Sale Contracts outstanding.

Credit default swaps may involve greater risks than if a Strategy had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Strategy is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Strategy is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Strategy coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Strategy.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended February 28, 2018, the Strategy held credit default swaps for hedging and non-hedging purposes.

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Total Return Swaps:

The Strategy may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Strategy is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Strategy will receive a payment from or make a payment to the counterparty.

During the six months ended February 28, 2018, the Strategy held total return swaps for hedging and non-hedging purposes.

The Strategy typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Strategy typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Strategy’s net liability, held by the defaulting party, may be delayed or denied.

The Strategy’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Strategy decline below specific levels (“net asset contingent features”). If these levels are triggered, the Strategy’s OTC counterparty has the right to terminate such transaction and require the Strategy to pay or receive a settlement amount in connection with the terminated transaction. For additional details, please refer to netting arrangements by the OTC counterparty tables below.

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During the six months ended February 28, 2018, the Strategy had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on futures	$39,289	*	Receivable/Payable for variation margin on futures	$136,880	*

Equity contracts	Receivable/Payable for variation margin on futures	3,841	*	Receivable/Payable for variation margin on futures	753,690	*

Credit contracts	Receivable/Payable for variation margin on centrally cleared swaps	145,796	*	Receivable/Payable for variation margin on centrally cleared swaps	146,069	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	864,848		Unrealized depreciation on forward currency exchange contracts	1,584,439

Foreign exchange contracts	Investments in securities, at value	19,379

Foreign exchange contracts				Options written, at value	28,160

Equity contracts				Options written, at value	688,688

Interest rate contracts	Unrealized appreciation on inflation swaps	484,033

Credit contracts				Unrealized depreciation on credit default swaps	1,518

Equity contracts	Unrealized appreciation on total return swaps	180,194		Unrealized depreciation on total return swaps	148,266

Total		$1,737,380			$3,487,710

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) of futures and centrally cleared swaps as reported in the portfolio of investments.

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	$(968,192)	$(570,959)

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	(803,426)	(707,939)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation of forward currency exchange contracts	(431,500)	(31,110)

Interest rate contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation/depreciation of investments	(11,839)	25,256

Foreign exchange contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation/depreciation of investments	(40,356)	(16,028)

Foreign exchange contracts	Net realized gain (loss) on options written; Net change in unrealized appreciation/depreciation of options written	159,387	12,562

Equity contracts	Net realized gain (loss) on options written; Net change in unrealized appreciation/depreciation of options written	21,111	(71,367)

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	(24,865)	572,265

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$24,689	$20,380

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	(1,037,235)	148,356

Total		$(3,112,226)	$(618,584)

The following table represents the average monthly volume of the Strategy’s derivative transactions during the six months ended February 28, 2018:

Futures:
Average original value of buy contracts	$77,763,871
Average original value of sale contracts	$26,646,299

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$44,179,457
Average principal amount of sale contracts	$77,254,052

Purchased Options:
Average notional amount	$3,380,709

Purchased Swaptions:
Average notional amount	$18,495,000	(a)

Options Written:
Average notional amount	$3,966,960

Inflation Swaps:
Average notional amount	$28,301,429

Centrally Cleared Interest Rate Swaps:
Average notional amount	$3,313,449	(b)

Credit Default Swaps:
Average notional amount of sale contracts	$370,000	(c)

Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$6,669,557
Average notional amount of sale contracts	$28,602,891

Total Return Swaps:
Average notional amount	$19,828,903

(a)	Positions were open for less than one month during the period.

(b)	Positions were open for three months during the period.

(c)	Positions were open for two months during the period.

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For financial reporting purposes, the Strategy does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Strategy’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements and net of the related collateral received/pledged by the Strategy as of February 28, 2018. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset	Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivatives Assets
Australia and New Zealand Banking Group Ltd.	$2,500	$(2,500)	$	– 0	–	$	– 0	–	$	– 0	–
Bank of America, NA	106,004	(46,986)		– 0	–		– 0	–		59,018
Barclays Bank PLC	529,831	(131,460)		(310,000)			– 0	–		88,371
BNP Paribas SA	6,927	(1,897)		– 0	–		– 0	–		5,030
Citibank, NA	12,973	(12,973)		– 0	–		– 0	–		– 0	–
Deutsche Bank AG	5,366	(5,366)		– 0	–		– 0	–		– 0	–
Goldman Sachs Bank USA/Goldman Sachs International	169,827	(169,827)		– 0	–		– 0	–		– 0	–
HSBC Bank USA	76,584	(6,247)		– 0	–		– 0	–		70,337
JPMorgan Chase Bank, NA	47,792	(9,773)		– 0	–		– 0	–		38,019
Morgan Stanley Capital Services LLC/Morgan Stanley Capital Services, Inc.	34,569	(25,593)		– 0	–		– 0	–		8,976
Royal Bank of Scotland PLC	40,740	(40,740)		– 0	–		– 0	–		– 0	–
Standard Chartered Bank	40,494	(40,494)		– 0	–		– 0	–		– 0	–
State Street Bank & Trust Co.	415,061	(378,485)		– 0	–		– 0	–		36,576
UBS AG	59,786	(58,299)		– 0	–		– 0	–		1,487

Total	$1,548,454	$(930,640)		$(310,000)		$	– 0	–		$307,814	^

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Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset	Cash Collateral Pledged*	Security Collateral Pledged*	Net Amount of Derivatives Liabilities
Australia and New Zealand Banking Group Ltd.	$68,240	$(2,500)	$	– 0	–	$	– 0	–	$65,740
Bank of America, NA	46,986	(46,986)	– 0	–	– 0	–	– 0	–
Barclays Bank PLC	131,460	(131,460)	– 0	–	– 0	–	– 0	–
BNP Paribas SA	1,897	(1,897)	– 0	–	0	– 0	–
Citibank, NA	322,657	(12,973)	– 0	–	(309,684)	– 0	–
Credit Suisse International	14,070	– 0	–	– 0	–	– 0	–	14,070
Deutsche Bank AG	36,770	(5,366)	– 0	–	– 0	–	31,404
Goldman Sachs Bank USA/Goldman Sachs International	773,260	(169,827)	– 0	–	(492,284)	111,149
HSBC Bank USA	6,247	(6,247)	– 0	–	– 0	–	– 0	–
JPMorgan Chase Bank, NA	9,773	(9,773)	– 0	–	– 0	–	– 0	–
Morgan Stanley Capital Services LLC/Morgan Stanley Capital Services, Inc.	25,593	(25,593)	– 0	–	– 0	–	– 0	–
Royal Bank of Scotland PLC	121,219	(40,740)	– 0	–	– 0	–	80,479
Standard Chartered Bank	471,868	(40,494)	– 0	–	– 0	–	431,374
State Street Bank & Trust Co.	378,485	(378,485)	– 0	–	– 0	–	– 0	–
UBS AG	58,299	(58,299)	– 0	–	– 0	–	– 0	–

Total	$2,466,824	$(930,640)	$	– 0	–	$(801,968)	$734,216	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Strategy may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Strategy may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Strategy may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Strategy and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Strategy may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

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NOTE E

Securities Lending

The Strategy may enter into securities lending transactions. Under the Strategy’s securities lending program, all loans of securities will be collateralized continually by cash. The Strategy will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Strategy in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Strategy to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Strategy will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Strategy amounts equal to any income or other distributions from the securities. The Strategy will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Strategy in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Strategy, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Strategy lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At February 28, 2018, the Strategy had securities on loan with a value of $1,164,950 and had received cash collateral which has been invested into Government Money Market Portfolio of $1,224,800. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Strategy earned securities lending income of $0 and $2,907 from the borrowers and Government Money Market Portfolio, respectively, for the six months ended February 28, 2018; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Strategy in the Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Strategy’s share of the advisory fees of the Government Money Market Portfolio, as borne indirectly by the Strategy as an acquired fund fee and expense. For the six months ended February 28, 2018, such waiver amounted to $426. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities.

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NOTE F

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

Shares	Amount
Six Months Ended February 28, 2018 (unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (unaudited)	Year Ended August 31, 2017

Class A
Shares sold	522,650	496,585	$6,661,502	$6,156,856

Shares issued in reinvestment of dividends and distributions	924,026	323,194	11,208,429	3,897,720

Shares converted from Class B	10,201	251,390	128,005	3,101,646

Shares converted from Class C	494,189	1,610,871	6,043,866	20,083,684

Shares redeemed	(1,314,449)	(3,586,981)	(16,556,293)	(44,459,671)

Net increase (decrease)	636,617	(904,941)	$7,485,509	$(11,219,765)

Class B
Shares sold	4,808	5,745	$60,918	$71,248

Shares issued in reinvestment of dividends and distributions	5,154	– 0	–	63,965	– 0	–

Shares converted to Class A	(10,085)	(253,089)	(128,005)	(3,101,646)

Shares redeemed	(14,240)	(57,734)	(180,547)	(712,199)

Net decrease	(14,363)	(305,078)	$(183,669)	$(3,742,597)

Class C
Shares sold	45,404	128,122	$567,243	$1,551,928

Shares issued in reinvestment of dividends and distributions	134,904	85,143	1,635,037	1,014,906

Shares converted to Class A	(497,136)	(1,633,229)	(6,043,866)	(20,083,684)

Shares redeemed	(627,073)	(1,321,894)	(7,869,944)	(16,089,264)

Net decrease	(943,901)	(2,741,858)	$(11,711,530)	$(33,606,114)

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Six Months Ended February 28, 2018 (unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (unaudited)	Year Ended August 31, 2017

Advisor Class
Shares sold	100,344	346,362	$1,269,588	$4,308,772

Shares issued in reinvestment of dividends and distributions	48,553	19,709	590,896	238,482

Shares redeemed	(136,193)	(630,737)	(1,732,242)	(7,833,847)

Net increase (decrease)	12,704	(264,666)	$128,242	$(3,286,593)

Class R
Shares sold	29,742	70,920	$370,884	$877,350

Shares issued in reinvestment of dividends and distributions	22,000	7,634	267,738	92,062

Shares redeemed	(28,414)	(125,663)	(356,288)	(1,567,202)

Net increase (decrease)	23,328	(47,109)	$282,334	$(597,790)

Class K
Shares sold	104,459	35,879	$1,261,353	$442,298

Shares issued in reinvestment of dividends and distributions	39,973	13,687	484,073	164,653

Shares redeemed	(67,524)	(82,408)	(839,666)	(1,015,787)

Net increase (decrease)	76,908	(32,842)	$905,760	$(408,836)

Class I
Shares sold	967	4,895	$12,013	$60,917

Shares issued in reinvestment of dividends and distributions	186	1,038	2,293	12,532

Shares redeemed	(3,134)	(39,633)	(38,644)	(507,820)

Net decrease	(1,981)	(33,700)	$(24,338)	$(434,371)

NOTE G

Risks Involved in Investing in the Strategy

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Strategy’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Strategy’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the

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NOTES TO FINANCIAL STATEMENTS (continued)

counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Allocation Risk—The allocation of investments among different investment styles, such as equity or debt, growth or value, U.S. or non-U.S. securities, or diversification strategies, may have a more significant effect on the Strategy’s net asset value, or NAV, when one of these investments is performing more poorly than another.

High Yield Securities Risk—Investments in fixed-income securities with ratings below investment grade (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Strategy’s investments or reduce its returns.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Alternative Markets Risk—Many alternative investments can be volatile and may be illiquid. Their performance may have little correlation with the performance of equity or fixed-income markets, and they may not perform in accordance with expectations.

Derivatives Risk—The Strategy may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Strategy, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in

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NOTES TO FINANCIAL STATEMENTS (continued)

significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Leverage Risk—When the Strategy borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Strategy’s investments. The Strategy may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Strategy, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Strategy than if the Strategy were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. In addition, shareholders of a Strategy bear both their proportionate share of expenses in the Strategy (including management fees) and, indirectly, the expenses of the investment companies.

Indemnification Risk—In the ordinary course of business, the Strategy enters into contracts that contain a variety of indemnifications. The Strategy’s maximum exposure under these arrangements is unknown. However, the Strategy has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Strategy has not accrued any liability in connection with these indemnification provisions.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Strategy, participates in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Strategy did not utilize the Facility during the six months ended February 28, 2018.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending August 31, 2018 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended August 31, 2017 and August 31, 2016 were as follows:

	2017	2016
Distributions paid from:
Ordinary income	$5,985,414	$6,055,287

Total taxable distributions	$5,985,414	$6,055,287

As of August 31, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$6,227,336
Undistributed capital gains	3,050,091	(a)
Accumulated capital and other losses	(37,934	)(b)
Unrealized appreciation/(depreciation)	3,619,626	(c)

Total accumulated earnings/(deficit)	$12,859,119

(a)	During the fiscal year, the Strategy utilized $15,603,824 of capital loss carry forwards to offset current year net realized gains.

(b)	As of August 31, 2017, the cumulative deferred loss on straddles was $37,934.

(c)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of swaps, the tax treatment of passive foreign investment companies (PFICs), and the recognition for tax purposes of unrealized gains/ losses on certain derivative instruments.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of August 31, 2017, the Strategy did not have any capital loss carryforwards.

NOTE J

Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables —Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE K

Subsequent Event

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Strategy’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class A
Six Months Ended February 28, 2018 (unaudited)	Year Ended August 31,
2017	2016	2015	2014	2013

Net asset value, beginning of period	$ 12.79	$ 12.38	$ 12.18	$ 12.43	$ 11.59	$ 11.34

Income From Investment Operations
Net investment income(a)	.10	(b)	.38	(b)	.27	(b)	.28	(b)	.23	(b)	.20
Net realized and unrealized gain (loss) on investment transactions	.02	.34	.19	(.48)	.82	.25

Net increase (decrease) in net asset value from operations	.12	.72	.46	(.20)	1.05	.45

Less: Dividends and Distributions
Dividends from net investment income	(.75)	(.31)	(.26)	(.05)	(.21)	(.20)
Distributions from net realized gain on investment transactions	(.17)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.92)	(.31)	(.26)	(.05)	(.21)	(.20)

Net asset value, end of period	$ 11.99	$ 12.79	$ 12.38	$ 12.18	$ 12.43	$ 11.59

Total Return
Total investment return based on net asset value(c)	.88	%*	5.93	%*	3.86%	(1.59)%	9.20%	3.93%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$171,429	$174,667	$180,380	$189,751	$209,189	$219,653
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)†	1.03	%^	1.01%	.94%	.92%	1.02%	1.03%
Expenses, before waivers/reimbursements(d)†	1.25	%^	1.09%	1.00%	.98%	1.03%	1.03%
Net investment income	1.55	%^(b)	3.08	%(b)	2.20	%(b)	2.28	%(b)	1.88	%(b)	1.70%
Portfolio turnover rate	38%	86%	5%	6%	11%	4%
† Expense ratios exclude the acquired fund fees of affiliated/unaffiliated underlying portfolios:	.26	%^	.22%	.24%	.21%	.04%	.03%

See footnote summary on page 103.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class B
Six Months Ended February 28, 2018 (unaudited)	Year Ended August 31,
2017	2016	2015	2014	2013

Net asset value, beginning of period	$ 12.85	$ 12.23	$ 12.00	$ 12.29	$ 11.50	$ 11.29

Income From Investment Operations
Net investment income(a)	.05	(b)	.29	(b)	.21	(b)	.22	(b)	.15	(b)	.12
Net realized and unrealized gain (loss) on investment transactions	.02	.33	.16	(.51)	.81	.24

Net increase (decrease) in net asset value from operations	.07	.62	.37	(.29)	.96	.36

Less: Dividends and Distributions
Dividends from net investment income	(.50)	– 0	–	(.14)	– 0	–	(.17)	(.15)
Distributions from net realized gain on investment transactions	(.17)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.67)	– 0	–	(.14)	– 0	–	(.17)	(.15)

Net asset value, end of period	$ 12.25	$ 12.85	$ 12.23	$ 12.00	$ 12.29	$ 11.50

Total Return
Total investment return based on net asset value(c)	.50	%*	5.07	%*	3.11%	(2.36)%	8.46%	3.17%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,245	$1,490	$5,150	$18,706	$37,181	$52,372
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)†	1.79	%^	1.76%	1.69%	1.68%	1.73%	1.74%
Expenses, before waivers/reimbursements(d)†	2.01	%^	1.84%	1.75%	1.74%	1.74%	1.74%
Net investment income	.77	%^(b)	2.37	%(b)	1.77	%(b)	1.80	%(b)	1.28	%(b)	1.06%
Portfolio turnover rate	38%	86%	5%	6%	11%	4%
† Expense ratios exclude the acquired fund fees of affiliated/unaffiliated underlying portfolios:	.26	%^	.22%	.24%	.21%	.04%	.03%

See footnote summary on page 103.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class C
Six Months Ended February 28, 2018 (unaudited)	Year Ended August 31,
2017	2016	2015	2014	2013

Net asset value, beginning of period	$ 12.58	$ 12.17	$ 12.00	$ 12.29	$ 11.50	$ 11.29

Income From Investment Operations
Net investment income(a)	.05	(b)	.29	(b)	.17	(b)	.19	(b)	.14	(b)	.11
Net realized and unrealized gain (loss) on investment transactions	.02	.32	.19	(.48)	.82	.25

Net increase (decrease) in net asset value from operations	.07	.61	.36	(.29)	.96	.36

Less: Dividends and Distributions
Dividends from net investment income	(.51)	(.20)	(.19)	– 0	–	(.17)	(.15)
Distributions from net realized gain on investment transactions	(.17)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.68)	(.20)	(.19)	– 0	–	(.17)	(.15)

Net asset value, end of period	$ 11.97	$ 12.58	$ 12.17	$ 12.00	$ 12.29	$ 11.50

Total Return
Total investment return based on net asset value(c)	.44	%*	5.12	%*	3.09%	(2.36)%	8.47%	3.18%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$28,326	$41,637	$73,686	$83,574	$95,109	$104,830
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)†	1.75	%^	1.75%	1.69%	1.68%	1.73%	1.73%
Expenses, before waivers/reimbursements(d)†	1.97	%^	1.82%	1.75%	1.74%	1.73%	1.73%
Net investment income	.80	%^(b)	2.41	%(b)	1.45	%(b)	1.54	%(b)	1.20	%(b)	.98%
Portfolio turnover rate	38%	86%	5%	6%	11%	4%
† Expense ratios exclude the acquired fund fees of affiliated/unaffiliated underlying portfolios:	.26	%^	.22%	.24%	.21%	.04%	.03%

See footnote summary on page 103.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Advisor Class
Six Months Ended February 28, 2018 (unaudited)	Year Ended August 31,
2017	2016	2015	2014	2013

Net asset value, beginning of period	$ 12.86	$ 12.45	$ 12.24	$ 12.48	$ 11.62	$ 11.35

Income From Investment Operations
Net investment income(a)	.11	(b)	.41	(b)	.32	(b)	.33	(b)	.24	(b)	.24
Net realized and unrealized gain (loss) on investment transactions	.03	.33	.17	(.49)	.85	.24

Net increase (decrease) in net asset value from operations	.14	.74	.49	(.16)	1.09	.48

Less: Dividends and Distributions
Dividends from net investment income	(.79)	(.33)	(.28)	(.08)	(.23)	(.21)
Distributions from net realized gain on investment transactions	(.17)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.96)	(.33)	(.28)	(.08)	(.23)	(.21)

Net asset value, end of period	$ 12.04	$ 12.86	$ 12.45	$ 12.24	$ 12.48	$ 11.62

Total Return
Total investment return based on net asset value(c)	1.05	%*	6.15	%*	4.12%	(1.31)%	9.52%	4.27%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,834	$9,274	$12,277	$13,802	$16,800	$11,701
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)†	.78	%^	.75%	.69%	.67%	.72%	.73%
Expenses, before waivers/reimbursements(d)†	1.00	%^	.83%	.75%	.73%	.73%	.73%
Net investment income	1.78	%^(b)	3.26	%(b)	2.60	%(b)	2.66	%(b)	1.97	%(b)	2.03%
Portfolio turnover rate	38%	86%	5%	6%	11%	4%
† Expense ratios exclude the acquired fund fees of affiliated/unaffiliated underlying portfolios:	.26	%^	.22%	.24%	.21%	.04%	.03%

See footnote summary on page 103.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class R
Six Months Ended February 28, 2018 (unaudited)	Year Ended August 31,
2017	2016	2015	2014	2013

Net asset value, beginning of period	$ 12.76	$ 12.36	$ 12.15	$ 12.42	$ 11.60	$ 11.37

Income From Investment Operations
Net investment income(a)	.07	(b)	.33	(b)	.25	(b)	.25	(b)	.19	(b)	.15
Net realized and unrealized gain (loss) on investment transactions	.03	.32	.17	(.50)	.82	.25

Net increase (decrease) in net asset value from operations	.10	.65	.42	(.25)	1.01	.40

Less: Dividends and Distributions
Dividends from net investment income	(.67)	(.25)	(.21)	(.02)	(.19)	(.17)
Distributions from net realized gain on investment transactions	(.17)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.84)	(.25)	(.21)	(.02)	(.19)	(.17)

Net asset value, end of period	$ 12.02	$ 12.76	$ 12.36	$ 12.15	$ 12.42	$ 11.60

Total Return
Total investment return based on net asset value(c)	.65	%*	5.42	%*	3.56%	(2.02)%	8.84%	3.53%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,122	$4,078	$4,532	$5,632	$7,237	$7,280
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)†	1.43	%^	1.42%	1.34%	1.34%	1.39%	1.39%
Expenses, before waivers/reimbursements(d)†	1.65	%^	1.50%	1.40%	1.40%	1.39%	1.39%
Net investment income	1.15	%^(b)	2.63	%(b)	2.03	%(b)	2.00	%(b)	1.54	%(b)	1.27%
Portfolio turnover rate	38%	86%	5%	6%	11%	4%
† Expense ratios exclude the acquired fund fees of affiliated/unaffiliated underlying portfolios:	.26	%^	.22%	.24%	.21%	.04%	.03%

See footnote summary on page 103.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class K
Six Months Ended February 28, 2018 (unaudited)	Year Ended August 31,
2017	2016	2015	2014	2013

Net asset value, beginning of period	$ 12.75	$ 12.35	$ 12.15	$ 12.41	$ 11.57	$ 11.32

Income From Investment Operations
Net investment income(a)	.09	(b)	.37	(b)	.25	(b)	.27	(b)	.24	(b)	.18
Net realized and unrealized gain (loss) on investment transactions	.03	.32	.20	(.49)	.81	.26

Net increase (decrease) in net asset value from operations	.12	.69	.45	(.22)	1.05	.44

Less: Dividends and Distributions
Dividends from net investment income	(.73)	(.29)	(.25)	(.04)	(.21)	(.19)
Distributions from net realized gain on investment transactions	(.17)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.90)	(.29)	(.25)	(.04)	(.21)	(.19)

Net asset value, end of period	$ 11.97	$ 12.75	$ 12.35	$ 12.15	$ 12.41	$ 11.57

Total Return
Total investment return based on net asset value(c)	.89	%*	5.72	%*	3.82%	(1.73)%	9.22%	3.91%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,580	$7,096	$7,277	$8,204	$8,611	$8,519
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)‡	1.13	%^	1.11%	1.03%	1.01%	1.08%	1.07%
Expenses, before waivers/reimbursements(d)‡	1.35	%^	1.19%	1.09%	1.07%	1.08%	1.07%
Net investment income	1.42	%^(b)	2.96	%(b)	2.08	%(b)	2.19	%(b)	1.97	%(b)	1.58%
Portfolio turnover rate	38%	86%	5%	6%	11%	4%
† Expense ratios exclude the acquired fund fees of affiliated/unaffiliated underlying portfolios:	.26	%^	.22%	.24%	.21%	.04%	.03%

See footnote summary on page 103.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class I
Six Months Ended February 28, 2018 (unaudited)	Year Ended August 31,
2017	2016	2015	2014	2013

Net asset value, beginning of period	$ 12.82	$ 12.42	$ 12.21	$ 12.46	$ 11.60	$ 11.33

Income From Investment Operations
Net investment income(a)	.14	(b)	.40	(b)	.29	(b)	.41	(b)	.31	(b)	.23
Net realized and unrealized gain (loss) on investment transactions	– 0	–	.34	.20	(.59)	.78	.25

Net increase (decrease) in net asset value from operations	.14	.74	.49	(.18)	1.09	.48

Less: Dividends and Distributions
Dividends from net investment income	(.61)	(.34)	(.28)	(.07)	(.23)	(.21)
Distributions from net realized gain on investment transactions	(.17)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.78)	(.34)	(.28)	(.07)	(.23)	(.21)

Net asset value, end of period	$ 12.18	$ 12.82	$ 12.42	$ 12.21	$ 12.46	$ 11.60

Total Return
Total investment return based on net asset value(c)	1.01	%*	6.09	%*	4.11%	(1.41)%	9.54%	4.26%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10	$36	$453	$454	$538	$874
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)†	.70	%^	.78%	.72%	.70%	.75%	.75%
Expenses, before waivers/reimbursements(d)†	.92	%^	.86%	.77%	.76%	.75%	.75%
Net investment income	2.18	%^(b)	3.25	%(b)	2.41	%(b)	3.32	%(b)	2.56	%(b)	1.98%
Portfolio turnover rate	38%	86%	5%	6%	11%	4%
† Expense ratios exclude the acquired fund fees of affiliated/unaffiliated underlying portfolios:	.26	%^	.22%	.24%	.21%	.04%	.03%

See footnote summary on page 103.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of fees and expenses waived/reimbursed by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Strategy distributions or the redemption of Strategy shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	In connection with the Strategy’s investments in affiliated underlying portfolios, the Strategy incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Strategy in an amount equal to the Strategy’s pro rata share of certain acquired fund fees and expenses, and for the six months ended February 28, 2018 and for the year ended August 31, 2017, such waiver amounted to .22% (annualized) and .08%, respectively.

*	Includes the impact of proceeds received and credited to the Strategy resulting from class action settlements, which enhanced the Strategy’s performance for the six months ended February 28, 2018 and year ended August 31, 2017 by .03% and .28%, respectively.

^	Annualized.

See notes to financial statements.

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TRUSTEES

Marshall C. Turner, Jr.(1), Chairman Michael J. Downey(1) William H. Foulk, Jr.(1) Nancy P. Jacklin(1)	Robert M. Keith, President and Chief Executive Officer Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS
Alexander Barenboym(2), Vice President Daniel J. Loewy(2), Vice President Emilie D. Wrapp, Clerk Joseph J. Mantineo, Treasurer and Chief Financial Officer	Phyllis J. Clarke, Controller and Chief Accounting Officer Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company
State Street Corporation CCB/5
1 Iron Street
Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent

AllianceBernstein Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2	The day-to-day management of, and investment decisions for, the Strategy’s portfolio are made by the Adviser’s Multi-Asset Solutions Team. Messrs. Barenboym and Loewy are the investment professionals primarily responsible for the day-to-day management of the AB Conservative Wealth Strategy’s portfolio.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of The AB Portfolios (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Conservative Wealth Strategy (the “Fund”) at a meeting held on August 1-2, 2017 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer), who acted as their independent fee consultant, of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters

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as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2015 and 2016 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationships with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationships with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the underlying funds advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and

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transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a peer group and a peer universe, and information prepared by the Adviser showing performance of the Class A Shares of the Fund against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2017 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, and their discussion with the Adviser of the reasons for the Fund’s underperformance in certain periods, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates paid by other funds in the same category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median.

The Adviser informed the directors that there were no institutional products managed by it that have a substantially similar investment style.

The directors noted that the Fund invests in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts, and that the Adviser had provided, and they had reviewed, information about the expense ratios of the relevant ETFs. The directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures for a fund or to temporarily “equitize” cash inflows pending purchases of underlying securities, that the advisory fee for the Fund is paid for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 107

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year and the information included the pro forma expense ratio to reflect a reduction in the Fund’s expense ratio effective since the recent changes to the Fund’s investment strategies. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s pro forma expense ratio was above the peer group median. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s pro forma expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedules for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

Sustainable International Thematic Fund1

INTERNATIONAL/ GLOBAL EQUITY (continued)

INTERNATIONAL/ GLOBAL VALUE

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio1

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

CLOSED-END FUNDS

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio1, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Money Market Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to November 10, 2017, Government Money Market Portfolio was named Government Exchange Reserves; prior to January 8, 2018, Sustainable International Thematic Fund was named International Growth Fund; prior to February 23, 2018, FlexFee High Yield Portfolio was named High Yield Portfolio.

abfunds.com	AB CONSERVATIVE WEALTH STRATEGY | 109

NOTES

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NOTES

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NOTES

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NOTES

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NOTES

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NOTES

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NOTES

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AB CONSERVATIVE WEALTH STRATEGY

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

CW-0152-0218

FEB    02.28.18

SEMI-ANNUAL REPORT

AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Tax-Managed All Market Income Portfolio (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO | 1

SEMI-ANNUAL REPORT

April 13, 2018

This report provides management’s discussion of fund performance for AB Tax-Managed All Market Income Portfolio for the semi-annual reporting period ended February 28, 2018.

Effective April 17, 2017, the Fund changed its name from AB Tax-Managed Balanced Wealth Strategy to AB Tax-Managed All Market Income Portfolio, and its investment objective from total return to current income with consideration of capital appreciation. The Fund also made certain material changes to its principal strategies, including the elimination of relatively static asset allocation targets for investment, but continues to invest a majority of its assets in tax-exempt debt securities. Accordingly, the performance shown for periods prior to April 17, 2017 is based on the Fund’s prior principal strategies and may not be representative of the Fund’s performance under its current principal strategies.

The Fund’s investment objective is to seek current income with consideration of capital appreciation.

NAV RETURNS AS OF FEBRUARY 28, 2018 (unaudited)

	6 Months	12 Months
AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO[1]
Class A Shares	-0.50%	4.77%
Class B Shares[2]	-0.88%	3.92%
Class C Shares	-0.90%	3.96%
Advisor Class Shares[3]	-0.45%	4.96%
Primary Benchmark: Bloomberg Barclays 5-Year GO Municipal Bond Index	-2.03%	0.52%
MSCI ACWI (net)[4]	9.07%	18.79%
S&P 500 Index	10.84%	17.10%
Blended Benchmark: 50% Bloomberg Barclays 5-Year GO Municipal Bond Index / 50% S&P 500 Index	4.31%	8.60%

1	Includes the impact of proceeds received and credited to the Fund resulting from class-action settlements, which enhanced the performance of all share classes of the Fund for the six- and 12-month periods ended February 28, 2018, by 0.00% and 0.02%, respectively.

2	Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for additional information.

3	Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

4	Effective July 14, 2017, in connection with the changes in investment strategy, the broad-based index used for comparison with the Fund’s performance has changed from the S&P 500 to the MSCI ACWI (net) because the new index more closely reflects the Fund’s investments.

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INVESTMENT RESULTS

The preceding table shows the Fund’s performance compared to its primary benchmark, the Bloomberg Barclays 5-Year General Obligation (“GO”) Municipal Bond Index, and the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) net for the six- and 12-month periods ended February 28, 2018. Also included are the Fund’s previous benchmarks: the Standard and Poor’s (“S&P”) 500 Index and the blended benchmark, composed of 50% Bloomberg Barclays 5-Year GO Municipal Bond Index / 50% S&P 500 Index.

All share classes of the Fund outperformed the primary benchmark for both periods, but underperformed the MSCI ACWI (net), S&P 500 Index and the blended benchmark, before sales charges.

During the six-month period, equities contributed to performance, relative to the benchmark. Exposure to income equities and developed equities contributed the most, while security selection within developed equities and preferred real estate investment trusts detracted. Fixed-income and non-traditional income assets detracted, though allocation to high-income municipals contributed.

During the pre-transition period from March 1, 2017 through March 31, 2017, all underlying investment strategies or mutual funds (collectively, “Underlying Portfolios”) except US Value Portfolio, Multi-Asset Real Return Portfolio and Multi-Manager Alternative Strategies Fund contributed to absolute returns. Versus their respective style benchmarks, all Underlying Portfolios outperformed except US Value Portfolio, Volatility Management Portfolio, Multi-Asset Real Return Portfolio and Multi-Manager Alternative Strategies Fund.

The transition of this Fund occurred during April 2017, and therefore specific performance attribution for April is not materially relevant. During the month, the Fund outperformed its primary benchmark, but underperformed the MSCI ACWI (net).

During the post-transition period from May 1, 2017 through February 28, 2018, equities and fixed-income assets contributed to performance, while non-traditional assets detracted. Income equities and an allocation to high-income municipals contributed the most to returns. Security selection within equities and fixed-income assets, and an allocation to US sovereigns, detracted.

The Fund utilized derivatives for hedging and investment purposes in the form of futures, currency forwards, interest rate swaps and written options, which detracted from absolute performance for both periods, while inflation swaps and total return swaps contributed for both periods.

abfunds.com	AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO | 3

MARKET REVIEW AND INVESTMENT STRATEGY

During the six-month period ended February 28, 2018, equities rallied amid strong corporate earnings and robust global growth data. Tax reform in the US propelled stocks higher, before and after the Tax Cuts and Jobs Act was signed into law. However, improving economic data became a cause of concern for investors toward the end of the period, after the US saw its best year-over-year growth rate in wages since June 2009. Investor sentiment was weighed down by fears regarding a potential acceleration in inflation and the risk of the US Federal Reserve tightening monetary policy faster than expected and driving bond yields higher. In February, global equities declined significantly for the first time since early 2016, before recovering modestly.

Global bonds were volatile over the period. Within emerging markets, local-currency debt and corporates rallied on improving oil prices and positive global growth, while higher global rates weighed on hard-currency debt. Investment-grade credit fell, lagging the positive returns of emerging-market local-currency government bonds, developed-market treasuries and global high yield. While developed-market treasury yields generally rose, yields in Italy, Spain and Japan moved in different directions (bond yields move inversely to price).

The municipal components may purchase municipal securities that are insured under policies issued by certain insurance companies. Historically, insured municipal securities typically received a higher credit rating, which meant that the issuer of the securities paid a lower interest rate. As a result of declines in the credit quality and associated downgrades of most fund insurers, insurance has less value than it did in the past. The market now values insured municipal securities primarily based on the credit quality of the issuer of the security with little value given to the insurance feature. In purchasing such insured securities, the Adviser evaluates the risk and return of municipal securities through its own research. If an insurance company’s rating is downgraded or the company becomes insolvent, the prices of municipal securities insured by the insurance company may decline. As of February 28, 2018, the Fund’s percentages of total investments in insured bonds and in insured bonds that have been pre-refunded (a type of bond issued to fund another callable bond, where the issuer actually decides to exercise its right to buy its bonds back before the scheduled maturity date) or escrowed to maturity were 4.17% and 0.00%, respectively.

The Fund’s Senior Investment Management Team believes that downgrades in insurance company ratings or insurance company insolvencies present limited risk to the Fund. The municipal components generally invest in investment-grade securities, as the underlying credit quality of the insured municipal securities reduces the risk of a significant reduction in the value of the insured municipal security.

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INVESTMENT POLICIES

The Adviser allocates the Fund’s investments primarily among a broad range of income-producing securities, including common stock of companies that regularly pay dividends (including real estate investment trusts or “REITs”), preferred stocks, fixed-income securities (including those with lower credit ratings) and derivatives related to these types of securities. The Fund pursues a global strategy, typically investing in securities of issuers located in the United States and in other countries throughout the world, including emerging-market countries.

In selecting equity securities for the Fund, the Adviser will focus on securities that have high dividend yields and that it believes are undervalued by the market relative to their long-term earnings potential. In order to provide diversification and the opportunity for increased return, the Adviser will also acquire equity securities for the Fund that are expected to exhibit relatively little correlation with the returns of the Fund’s holdings in high dividend yield equity securities.

The Fund intends to meet the tax requirement for passing municipal bond interest through to Fund shareholders as tax-exempt interest dividends, which currently requires that at least 50% of the Fund’s assets be invested in tax-exempt debt securities. In the event that the Internal Revenue Code or the related rules, regulations and interpretations of the Internal Revenue Service should in the future change so as to permit the Fund to pass through tax-exempt dividends when the Fund invests a lesser amount of its assets in tax-exempt debt securities, the Fund’s allocations to equity securities may increase. In selecting tax-exempt securities for the Fund’s debt investments, the Adviser may draw on the capabilities of separate investment teams that specialize in different areas that are generally defined by the maturity of the debt securities and/or their ratings. These fixed-income teams draw on the resources and expertise of the Adviser’s fixed-income research staff, which includes fixed-income research analysts and economists.

In addition, the Fund may engage in certain alternative income strategies that generally utilize derivatives to diversify sources of income and manage risk. For example, the Fund may take long positions in currency derivatives on higher yielding currencies and/or short positions in currency derivatives on lower yielding currencies.

The Adviser will adjust the Fund’s investment exposure utilizing the Adviser’s Dynamic Asset Allocation (“DAA”) approach. DAA comprises a series of analytical and forecasting tools employed by the Adviser to

(continued on next page)

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gauge fluctuations in the risk/return profile of various asset classes. DAA seeks to adjust the Fund’s investment exposure in changing market conditions and thereby reduce overall portfolio volatility by mitigating the effects of market fluctuations, while preserving consistent long-term return potential. For example, the Adviser may seek to reduce the Fund’s risk exposure to one or more assets classes when DAA suggests that market risks relevant to those asset classes are rising but return opportunities are declining. In addition to merely increasing or decreasing asset class exposure by buying or selling securities of that asset class, the Adviser may pursue DAA implementation for the Fund by investing in derivatives or exchange-traded funds.

The Adviser intends to utilize a variety of derivatives in its management of the Fund. The Adviser may use derivatives to gain exposure to an asset class, such as using interest rate derivatives to gain exposure to certain bonds. As noted above, the Adviser may separately pursue certain alternative investment strategies that utilize derivatives, and may enter into derivatives in making the adjustments called for by DAA. As a result of the use of derivatives, the Fund will frequently be leveraged in the sense that its gross investment exposure substantially exceeds its net assets.

Currency exchange rate fluctuation can have a dramatic impact on returns. The Fund’s foreign currency exposures will come from investment in securities priced or denominated in foreign currencies and from direct holdings in foreign currencies and currency-related derivatives. The Adviser may seek to hedge all or a portion of the currency exposure resulting from Fund investments or decide not to hedge this exposure.

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DISCLOSURES AND RISKS

Benchmark Disclosure

All indices are unmanaged and do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Bloomberg Barclays 5-Year GO Municipal Bond Index represents the performance of long-term, investment-grade tax-exempt bonds with maturities ranging from four to six years. The MSCI ACWI (net, free float-adjusted, market capitalization weighted) represents the equity market performance of developed and emerging markets. The S&P 500 Index includes 500 US stocks and is a common representation of the performance of the overall US stock market. MSCI makes no express or implied warranties or representations, and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices, any securities or financial products. This report is not approved, reviewed or produced by MSCI. Net returns include the reinvestment of dividends after deduction of non-US withholding tax. An investor cannot invest directly in an index or average, and their results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

Allocation Risk: The allocation of investments among different investment styles, such as equity or debt, growth or value, US or non-US securities, or diversification strategies, may have a more significant effect on the Fund’s net asset value (“NAV”) when one of these investments is performing more poorly than another.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations.

High Yield Debt Securities Risk: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

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DISCLOSURES AND RISKS (continued)

These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Interest Rate Risk: Changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Fund may be subject to heightened interest rate risk due to rising rates as the current period of historically low interest rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Municipal Market Risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Fund’s investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Fund invests more of its assets in a particular state’s municipal securities, the Fund may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. The Fund’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

Real Estate Risk: The Fund’s investments in the real estate market have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in REITs may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification and could be significantly affected by changes in tax laws.

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DISCLOSURES AND RISKS (continued)

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Emerging-Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

Leverage Risk: To the extent the Fund uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

Liquidity Risk: Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of liquidity risk may include low trading volumes and large positions. Foreign fixed-income securities may have more liquidity risk because secondary trading markets for these securities may be smaller and less well developed and the securities may trade less frequently. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally go down.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be

abfunds.com	AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO | 9

DISCLOSURES AND RISKS (continued)

worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com. The performance shown for periods prior to April 17, 2017 is based on the Fund’s prior principal strategies and may not be representative of the Fund’s performance under its current principal strategies.

All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4) and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2018 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	4.77%	0.29%
5 Years	4.21%	3.31%
10 Years	3.52%	3.07%
CLASS B SHARES
1 Year	3.92%	0.12%
5 Years	3.43%	3.43%
10 Years[1]	2.93%	2.93%
CLASS C SHARES
1 Year	3.96%	3.00%
5 Years	3.43%	3.43%
10 Years	2.78%	2.78%
ADVISOR CLASS SHARES[2]
1 Year	4.96%	4.96%
5 Years	4.48%	4.48%
10 Years	3.81%	3.81%
The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.30%, 2.08%, 2.04% and 1.05% for Class A, Class B, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursement agreements reduced the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.99%, 1.74%, 1.74% and 0.74% for Class A, Class B, Class C and Advisor Class shares, respectively. These waivers/reimbursement agreements may not be terminated before December 31, 2018. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	Assumes conversion of Class B shares into Class A shares after eight years.

2	This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

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HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

MARCH 31, 2018 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	-0.88%
5 Years	2.96%
10 Years	2.94%
CLASS B SHARES
1 Year	-0.95%
5 Years	3.09%
10 Years[1]	2.79%
CLASS C SHARES
1 Year	1.82%
5 Years	3.10%
10 Years	2.65%
ADVISOR CLASS SHARES[2]
1 Year	3.83%
5 Years	4.14%
10 Years	3.69%

1	Assumes conversion of Class B shares into Class A shares after eight years.

2	Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

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HISTORICAL PERFORMANCE (continued)

RETURNS AFTER TAXES ON DISTRIBUTIONS

AS OF THE MOST RECENT CALENDAR QUARTER-END

MARCH 31, 2018 (unaudited)

Returns
CLASS A SHARES
1 Year	-3.52%
5 Years	1.88%
10 Years	2.34%
CLASS B SHARES
1 Year	-3.29%
5 Years	2.21%
10 Years[1]	2.27%
CLASS C SHARES
1 Year	-0.43%
5 Years	2.20%
10 Years	2.18%
ADVISOR CLASS SHARES[2]
1 Year	0.99%
5 Years	2.99%
10 Years	3.05%

RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES

AS OF THE MOST RECENT CALENDAR QUARTER-END

MARCH 31, 2018 (unaudited)

Returns
CLASS A SHARES
1 Year	1.35%
5 Years	2.31%
10 Years	2.43%
CLASS B SHARES
1 Year	1.10%
5 Years	2.37%
10 Years[1]	2.26%
CLASS C SHARES
1 Year	2.57%
5 Years	2.39%
10 Years	2.15%
ADVISOR CLASS SHARES[2]
1 Year	4.14%
5 Years	3.24%
10 Years	3.05%

(footnotes continued on next page)

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HISTORICAL PERFORMANCE (continued)

1	Assumes conversion of Class B shares into Class A shares after eight years.

2	Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

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EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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EXPENSE EXAMPLE (continued)

	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$ 1,000	$995.00	$4.90	0.99%	$5.19	1.05%
Hypothetical**	$ 1,000	$1,019.89	$4.96	0.99%	$5.26	1.05%
Class B
Actual	$ 1,000	$991.20	$8.59	1.74%	$8.89	1.80%
Hypothetical**	$ 1,000	$1,016.17	$8.70	1.74%	$9.00	1.80%
Class C
Actual	$ 1,000	$991.00	$8.59	1.74%	$8.89	1.80%
Hypothetical**	$ 1,000	$1,016.17	$8.70	1.74%	$9.00	1.80%
Advisor Class
Actual	$ 1,000	$995.50	$3.66	0.74%	$3.96	0.80%
Hypothetical**	$ 1,000	$1,021.12	$3.71	0.74%	$4.01	0.80%

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

+	In connection with the Fund’s investments in affiliated/unaffiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Fund’s total expenses are equal to the classes’ annualized expense ratio plus the Fund’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO SUMMARY

February 28, 2018 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $120.7

1	All data are as of February 28, 2018. The Fund’s security type breakdown and sector breakdowns are expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

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PORTFOLIO SUMMARY (continued)

February 28, 2018 (unaudited)

1	All data are as of February 28, 2018. The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the Standard & Poor’s Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

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PORTFOLIO OF INVESTMENTS

February 28, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 60.4%
Long-Term Municipal Bonds – 53.6%
Alabama – 1.3%
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The)) Series 2016A 5.00%, 9/01/46	$455	$545,954
Water Works Board of the City of Birmingham (The) Series 2010A 5.00%, 1/01/25	1,000	1,083,570

		1,629,524

Arizona – 1.9%
Arizona Department of Transportation State Highway Fund Revenue Series 2011A 5.00%, 7/01/25	1,685	1,850,467
Glendale Industrial Development Authority (Beatitudes Campus (The)) Series 2017 5.00%, 11/15/40(a)	335	343,522
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017A 6.125%, 10/01/47(a)(b)	110	112,593

		2,306,582

California – 3.2%
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017A 5.00%, 8/15/37	510	572,858
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 6/01/54(a)(b)	250	252,935
State of California
Series 2016 5.00%, 8/01/25	730	864,174
Series 2017 5.00%, 8/01/26	440	526,310
State of California Department of Water Resources Power Supply Revenue Series 2010L 5.00%, 5/01/20	1,530	1,645,943

		3,862,220

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Colorado – 1.0%
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/32	$1,000	$1,079,620
PV Water & Sanitation Metropolitan District Series 2006 Zero Coupon, 12/15/17(a)(c)(d)(e)	710	149,100

		1,228,720

Connecticut – 2.2%
State of Connecticut Special Tax Revenue Series 2012 5.00%, 1/01/27	2,390	2,612,366

Delaware – 0.2%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2012 5.00%, 9/01/42	225	237,600

Florida – 4.0%
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group) Series 2015 6.00%, 7/01/50(a)(b)	270	290,493
Capital Trust Agency, Inc. (AVIVA SENIOR LIFE) Series 2017 5.00%, 7/01/46(a)	340	342,499
County of Miami-Dade FL Aviation Revenue Series 2014B 5.00%, 10/01/25	665	769,219
County of Miami-Dade FL Spl Tax Series 2012A 5.00%, 10/01/25	560	628,998
North Broward Hospital District Series 2017B 5.00%, 1/01/37-1/01/48	425	449,632
Overoaks Community Development District Series 2004B 5.125%, 5/01/09(a)(c)(d)(e)	25	2,125
Series 2010A-1 6.125%, 5/01/35(a)	15	15,020
Series 2010A-2 6.125%, 5/01/35(a)	35	35,047

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Parkway Center Community Development District Series 2004B 7.00%, 5/01/23(a)	$25	$25,482
Sarasota County School Board COP Series 2010B 5.00%, 7/01/22 (Pre-refunded/ETM)	935	1,008,089
Tampa Bay Water Series 2011A 5.00%, 10/01/23	1,105	1,224,230

		4,790,834

Georgia – 0.8%
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport) Series 2014A 5.00%, 1/01/28	625	711,812
Private Colleges & Universities Authority (Savannah College of Art & Design, Inc.) Series 2014 5.00%, 4/01/44	210	226,754

		938,566

Illinois – 6.1%
Chicago Board of Education Series 2012A 5.00%, 12/01/42	950	947,254
Series 2016A 7.00%, 12/01/44	100	115,624
Series 2017B 6.75%, 12/01/30(b)	135	161,575
7.00%, 12/01/42(b)	100	119,717
City of Chicago IL Series 2010A 5.00%, 1/01/19	200	205,820
Series 2014A 5.00%, 1/01/35	100	102,998
Illinois Finance Authority (CHF-Chicago LLC) Series 2017A 5.00%, 2/15/47	210	219,820
Illinois Finance Authority (Lutheran Home & Services Obligated Group) Series 2012 5.75%, 5/15/46(a)	475	499,510
Illinois Finance Authority (Mercy Health System Obligated Group) Series 2016 5.00%, 12/01/46	430	460,865

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (Park Place of Elmhurst) Series 2016A 6.44%, 5/15/55(a)	$498	$493,926
Illinois Finance Authority (Presence Health Network Obligated Group) Series 2016C 5.00%, 2/15/41	415	453,475
Illinois Finance Authority (Rosalind Franklin University of Medicine & Science) Series 2017C 5.00%, 8/01/49	425	451,197
Metropolitan Pier & Exposition Authority Series 2017A 5.00%, 6/15/57	115	122,123
Series 2017B Zero Coupon, 12/15/54	150	22,371
Railsplitter Tobacco Settlement Authority Series 2017 5.00%, 6/01/23	365	408,457
State of Illinois
Series 2013 5.00%, 7/01/22	315	330,974
Series 2014 5.00%, 4/01/20	75	77,450
Series 2016 5.00%, 2/01/23-2/01/28	1,305	1,362,832
Series 2017D 5.00%, 11/01/24-11/01/28	780	813,138

		7,369,126

Indiana – 1.7%
Indiana Bond Bank (JPMorgan Chase & Co.) Series 2007A 5.25%, 10/15/19	1,945	2,051,586

Iowa – 0.3%
Xenia Rural Water District Series 2016 5.00%, 12/01/31	340	374,626

Kentucky – 1.2%
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017B 5.00%, 8/15/37-8/15/46	620	671,323

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Kentucky Economic Development Finance Authority (Next Generation Kentucky Information Highway) Series 2015A 5.00%, 7/01/32	$200	$219,456
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group)
Series 2017A 5.00%, 6/01/37	315	338,877
5.25%, 6/01/41	150	163,035

		1,392,691

Louisiana – 0.4%
New Orleans Aviation Board Series 2017B 5.00%, 1/01/48	400	439,480

Maryland – 1.6%
City of Baltimore MD (Baltimore Hotel Corp.) Series 2017 5.00%, 9/01/34	400	451,260
City of Baltimore MD (East Baltimore Research Park Project) Series 2017A 5.00%, 9/01/38(a)	215	229,224
City of Rockville MD (King Farm Presbyterian Retirement Community, Inc.) Series 2017A-1 5.00%, 11/01/37	500	548,235
County of Frederick MD (Mount St Mary’s University, Inc.) Series 2017A 5.00%, 9/01/45(b)	215	224,927
County of Howard MD (Downtown Columbia Project) Series 2017A 4.50%, 2/15/47(a)(b)	500	504,650

		1,958,296

Massachusetts – 1.5%
Commonwealth of Massachusetts NATL Series 2000E 2.206%, 12/01/30(f)	100	100,000

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Boston Medical Center Corp.) Series 2015D 5.00%, 7/01/44	$175	$189,481
Massachusetts Development Finance Agency (Lawrence General Hospital Obligated Group) Series 2017 5.00%, 7/01/47	320	336,797
Massachusetts Development Finance Agency (Merrimack College) Series 2012A 5.25%, 7/01/42	635	678,212
Massachusetts Development Finance Agency (NewBridge on the Charles, Inc.) Series 2017 5.00%, 10/01/37(b)	200	213,972
Massachusetts Development Finance Agency (Zero Waste Solutions)
Series 2017 8.00%, 12/01/22(a)(b)	235	193,384
Series 2017A 7.75%, 12/01/44(a)(b)	100	97,995

		1,809,841

Michigan – 2.3%
Grand Rapids Economic Development Authority (Beacon Hill at Eastgate) Series 2017A 5.00%, 11/01/47(a)	325	338,120
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System) AGM Series 2014C 5.00%, 7/01/28	325	364,800
Michigan Finance Authority (Great Lakes Water Authority Water Supply System) AGM Series 2014D2 5.00%, 7/01/28	1,000	1,122,460
Michigan State Hospital Finance Authority (Trinity Health Corp. Obligated Group) Series 2017C 5.00%, 12/01/23	445	509,836
Michigan Tobacco Settlement Finance Authority Series 2007A 6.00%, 6/01/48	405	402,315

		2,737,531

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Mississippi – 0.3%
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group) Series 2016A 5.00%, 9/01/46	$400	$423,548

Missouri – 0.9%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group) Series 2017A 5.00%, 3/01/36	470	503,389
Kansas City Land Clearance Redevelopment Authority (KC Hotel Property Owner LLC) Series 2018B 5.00%, 2/01/40(a)(b)	100	102,034
Lees Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016A 5.00%, 8/15/46	500	512,455

		1,117,878

New Jersey – 4.8%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2013 5.00%, 3/01/30	685	721,134
Series 2014P 5.00%, 6/15/29	500	531,805
New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.) Series 2017 5.00%, 7/15/47	415	444,129
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.25%, 1/01/25	1,195	1,331,708
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/47	415	445,353
New Jersey Transit Corp. Series 2014A 5.00%, 9/15/20	300	318,849

abfunds.com	AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO | 25

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2013A 5.00%, 6/15/20	$840	$886,922
New Jersey Turnpike Authority Series 2014A 5.00%, 1/01/29	675	767,704
Tobacco Settlement Financing Corp./NJ Series 20071A 5.00%, 6/01/41	395	393,033

		5,840,637

New York – 5.3%
County of Nassau NY Series 2017C 5.00%, 10/01/26	225	261,403
Dutchess County Local Development Corp. (Health QuestSystems Obligated Group) Series 2016B 5.00%, 7/01/46	800	882,984
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2012B 5.00%, 11/01/26	1,085	1,223,034
New York State Dormitory Authority (State University of New York Dormitory Fees) Series 2013A 5.00%, 7/01/26	205	233,495
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
AMBAC Series 2001B 2.173%, 10/01/36(f)	375	359,310
XLCA Series 2004A 2.153%, 1/01/39(f)	400	383,196
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016A 5.00%, 7/01/41	460	500,760
Triborough Bridge & Tunnel Authority
Series 2012B 5.00%, 11/15/26	1,000	1,131,100
Series 2013B 5.00%, 11/15/20	1,215	1,323,147

26 | AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Westchester County Local Development Corp. (Westchester County Healthcare Corp./NY) Series 2016 5.00%, 11/01/46	$105	$110,941

		6,409,370

North Carolina – 0.2%
North Carolina Medical Care Commission (United Church Homes & Services Obligated Group) Series 2017 5.00%, 9/01/41(a)	250	261,260

Ohio – 2.0%
Buckeye Tobacco Settlement Financing Authority Series 2007A-2 5.875%, 6/01/47	730	695,237
Butler County Port Authority (StoryPoint Obligated Group) Series 2017A-1 6.375%, 1/15/43(a)(b)	225	232,279
County of Allen OH Hospital Facilities Revenue (Mercy Health/OH) Series 2017A 5.00%, 8/01/28	315	366,033
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 2/15/42	660	699,046
Ohio Air Quality Development Authority (FirstEnergy Generation LLC) Series 2009D 4.25%, 8/01/29	250	229,155
Ohio Air Quality Development Authority (Pratt Paper OH, Inc.) Series 2017 4.50%, 1/15/48(a)(b)	175	179,198
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC) Series 2016A 4.375%, 6/01/33	45	41,241

		2,442,189

Pennsylvania – 2.0%
Allentown Neighborhood Improvement Zone Development Authority Series 2017 5.00%, 5/01/42(b)	220	233,433

abfunds.com	AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO | 27

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Commonwealth of Pennsylvania Series 2016 5.00%, 9/15/23	$600	$676,764
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016A 6.00%, 6/01/51(a)	215	220,027
Montgomery County Higher Education & Health Authority (Philadelphia Presbytery Homes Obligated Group) Series 2017 5.00%, 12/01/47	635	695,115
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/34	220	240,326
Philadelphia Authority for Industrial Development (LLPCS Foundation) Series 2005A 4.60%, 7/01/15(a)(c)(d)(e)	55	550
Philadelphia Authority for Industrial Development (Evangelical Services for the Aging Obligated Group) Series 2017A 5.00%, 7/01/49	335	351,536

		2,417,751

Tennessee – 0.6%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.125%, 12/01/42(a)(b)	280	270,273
Memphis-Shelby County Industrial Development Board (Graceland, Inc.) Series 2017A 5.50%, 7/01/37(a)	100	104,063
Tennessee Housing Development Agency Series 2017 4.00%, 7/01/48	300	319,500

		693,836

28 | AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Texas – 5.0%
Central Texas Regional Mobility Authority Series 2016 5.00%, 1/01/46	$720	$785,138
City of Houston TX Series 2017A 5.00%, 3/01/26	405	474,777
City of San Antonio TX Electric & Gas Systems Revenue Series 2012 5.25%, 2/01/24	855	998,854
Harris County-Houston Sports Authority AGM Series 2014A 5.00%, 11/15/25	615	708,093
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017A 5.00%, 10/15/44	500	537,695
Mission Economic Development Corp. (Natgasoline LLC) Series 2016A 5.75%, 10/01/31(b)	360	374,972
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village) Series 2017 5.00%, 1/01/37(a)	325	343,509
North East Texas Regional Mobility Authority Series 2016 5.00%, 1/01/46	410	448,552
Red River Education Finance Corp. (St Edward’s University, Inc.) Series 2016 5.00%, 6/01/46	90	98,985
Tarrant County Cultural Education Facilities Finance Corp. (CC Young Memorial Home Obligated Group) Series 2017A 6.375%, 2/15/48(a)	230	244,071
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project) Series 2014A-1 5.00%, 10/01/44	300	316,665
Uptown Development Authority Series 2017A 5.00%, 9/01/40	625	690,013

		6,021,324

abfunds.com	AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO | 29

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Vermont – 0.3%
Vermont Economic Development Authority (Wake Robin Corp.) Series 2017A 5.00%, 5/01/47(a)	$335	$348,979

Virginia – 0.9%
Henrico County Economic Development Authority (LifeSpire of Virginia Obligated Group) Series 2017C 5.00%, 12/01/47(a)	325	344,799
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC) Series 2017 5.55%, 1/01/37(a)(b)	220	222,972
Tobacco Settlement Financing Corp./VA Series 2007B-1 5.00%, 6/01/47	510	495,006

		1,062,777

Washington – 0.6%
Washington State Housing Finance Commission (Mirabella) Series 2012A 6.75%, 10/01/47(a)(b)	340	370,597
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2016A 5.00%, 1/01/46(b)	315	329,156

		699,753

West Virginia – 0.1%
West Virginia Economic Development Authority (Morgantown Energy Associates) Series 2016 2.875%, 12/15/26	110	107,086

Wisconsin – 0.9%
Wisconsin Public Finance Authority (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group) Series 2016 5.125%, 6/01/48(a)(b)	160	161,110
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016A 5.00%, 1/01/24	265	292,849

30 | AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 5/01/42-5/01/47	$200	$212,290
Wisconsin Public Finance Authority (American Dream at Meadowlands Project) Series 2017 7.00%, 12/01/50(a)(b)	325	375,177

		1,041,426

Total Long-Term Municipal Bonds (cost $63,972,763)		64,627,403

Short-Term Municipal Notes – 6.8%
New York – 3.5%
City of New York NY Series 2013I 1.10%, 4/01/36(g)	4,250	4,250,000

Texas – 3.3%
Lower Neches Valley Authority Industrial Development Corp. (Exxon Capital Ventures, Inc.) 1.14%, 11/01/51(g)	600	600,000
Series 2008B-4 1.14%, 3/01/33(g)	3,350	3,350,000

		3,950,000

Total Short-Term Municipal Notes (cost $8,200,000)		8,200,000

Total Municipal Obligations (cost $72,172,763)		72,827,403

	Shares
COMMON STOCKS – 22.9%
Consumer Staples – 3.7%
Beverages – 0.7%
Anheuser-Busch InBev SA/NV	2,412	256,054
Coca-Cola Co. (The)	12,829	554,469

		810,523

Food & Staples Retailing – 0.2%
Jeronimo Martins SGPS SA	655	13,587
Koninklijke Ahold Delhaize NV	4,370	98,115
Lenta Ltd. (GDR)(b)(d)	1	7
Tesco PLC	19,250	55,699
Wesfarmers Ltd.	3,590	114,815

		282,223

abfunds.com	AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO | 31

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Food Products – 0.9%
Archer-Daniels-Midland Co.	1,893	$78,598
General Mills, Inc.	1,827	92,355
Nestle SA (REG)	9,853	782,831
Orkla ASA	3,037	33,298
WH Group Ltd.(b)	32,164	39,613

		1,026,695

Household Products – 0.6%
Kimberly-Clark Corp.	1,119	124,119
Procter & Gamble Co. (The)	8,073	633,892

		758,011

Personal Products – 0.4%
Unilever NV	5,157	269,897
Unilever PLC	3,998	205,570

		475,467

Tobacco – 0.9%
Altria Group, Inc.	6,074	382,358
Imperial Brands PLC	3,035	108,967
Japan Tobacco, Inc.	4,023	114,161
Philip Morris International, Inc.	4,917	509,156
Swedish Match AB	671	28,502

		1,143,144

		4,496,063

Health Care – 3.4%
Biotechnology – 0.8%
AbbVie, Inc.	5,047	584,594
Gilead Sciences, Inc.	4,135	325,549

		910,143

Health Care Equipment & Supplies – 0.1%
Edwards Lifesciences Corp.(d)	494	66,033
Koninklijke Philips NV	2,979	113,532

		179,565

Health Care Providers & Services – 0.1%
Cardinal Health, Inc.	1,056	73,086
Sonic Healthcare Ltd.	1,471	27,751

		100,837

Pharmaceuticals – 2.4%
AstraZeneca PLC	4,008	262,332
Merck & Co., Inc.	8,635	468,190
Novartis AG (REG)	7,042	587,456
Pfizer, Inc.	18,830	683,717
Roche Holding AG	2,224	513,699

32 | AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Sanofi	3,597	$283,983
Takeda Pharmaceutical Co., Ltd.	2,253	127,747

		2,927,124

		4,117,669

Financials – 3.1%
Banks – 1.1%
Bank of Montreal	2,054	155,971
Bank of Nova Scotia (The)	3,793	234,993
BOC Hong Kong Holdings Ltd.	13,645	68,573
Canadian Imperial Bank of Commerce/Canada	1,381	126,132
DBS Group Holdings Ltd.	5,678	122,025
Hang Seng Bank Ltd.	2,522	62,528
HSBC Holdings PLC	3,060	30,093
Oversea-Chinese Banking Corp., Ltd.	9,958	97,445
Royal Bank of Canada	4,616	363,647
United Overseas Bank Ltd.	4,228	88,564

		1,349,971

Capital Markets – 0.4%
3i Group PLC	3,068	39,464
Amundi SA(b)	151	12,309
ASX Ltd.	716	32,214
CI Financial Corp.	930	20,684
CME Group, Inc. – Class A	1,076	178,788
Invesco Ltd.	1,280	41,651
Investec PLC	2,337	20,272
Singapore Exchange Ltd.	2,832	16,047
T. Rowe Price Group, Inc.	817	91,422

		452,851

Diversified Financial Services – 0.0%
Standard Life Aberdeen PLC	8,525	43,063

Insurance – 1.6%
Admiral Group PLC	789	19,988
Allianz SE (REG)	1,423	330,550
Arthur J Gallagher & Co.	562	38,840
AXA SA	6,140	192,299
Baloise Holding AG (REG)	135	21,238
Cincinnati Financial Corp.	491	36,624
Direct Line Insurance Group PLC	3,771	19,832
Great-West Lifeco, Inc.	1,064	28,076
Hannover Rueck SE (REG)	177	24,075
Insurance Australia Group Ltd.	8,658	54,710
Legal & General Group PLC	19,898	71,681
Manulife Financial Corp.	6,263	119,188
Medibank Pvt Ltd.	9,393	22,988
MS&AD Insurance Group Holdings, Inc.	1,540	47,523

abfunds.com	AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO | 33

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	492	$110,016
Power Corp. of Canada	1,310	31,045
Power Financial Corp.	898	23,444
Principal Financial Group, Inc.	947	59,026
QBE Insurance Group Ltd.	5,074	39,853
Sampo Oyj – Class A	1,515	85,742
SCOR SE	637	27,007
Sun Life Financial, Inc.	2,084	85,848
Swiss Life Holding AG(d)	103	37,196
Swiss Re AG	996	101,338
Tokio Marine Holdings, Inc.	2,146	98,312
Tryg A/S	99	2,348
Zurich Insurance Group AG	479	157,493

		1,886,280

		3,732,165

Information Technology – 2.3%
Communications Equipment – 0.7%
Cisco Systems, Inc.	15,830	708,867
Nokia Oyj	18,478	107,711

		816,578

IT Services – 0.4%
International Business Machines Corp.	2,803	436,792
Paychex, Inc.	1,078	70,210
Western Union Co. (The) – Class W	1,355	26,856

		533,858

Semiconductors & Semiconductor Equipment – 0.9%
Intel Corp.	14,877	733,287
Maxim Integrated Products, Inc.	919	56,004
QUALCOMM, Inc.	4,673	303,745

		1,093,036

Software – 0.0%
CA, Inc.	912	32,011

Technology Hardware, Storage & Peripherals – 0.3%
Canon, Inc.	3,378	128,731
HP, Inc.	5,330	124,669
Samsung Electronics Co., Ltd. (Preference Shares)	20	36,740
Seagate Technology PLC	929	49,609

		339,749

		2,815,232

34 | AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Industrials – 2.2%
Aerospace & Defense – 0.3%
BAE Systems PLC	10,809	$85,791
Lockheed Martin Corp.	821	289,353
Meggitt PLC	2,733	16,938

		392,082

Air Freight & Logistics – 0.2%
Deutsche Post AG (REG)	3,074	140,240
Kuehne & Nagel International AG (REG)	150	24,474
Royal Mail PLC	3,291	25,349

		190,063

Airlines – 0.1%
Japan Airlines Co., Ltd.	472	17,989
Qantas Airways Ltd.	28,382	129,193

		147,182

Building Products – 0.1%
Cie de Saint-Gobain	1,719	97,293

Commercial Services & Supplies – 0.0%
G4S PLC	5,674	20,404

Construction & Engineering – 0.2%
Bouygues SA	795	40,217
Skanska AB – Class B	1,257	24,998
Vinci SA	1,598	157,787

		223,002

Electrical Equipment – 0.5%
ABB Ltd. (REG)	5,835	141,200
Eaton Corp. PLC	1,408	113,626
Emerson Electric Co.	2,026	143,967
Schneider Electric SE (Paris)(d)	1,795	155,570

		554,363

Industrial Conglomerates – 0.4%
CK Hutchison Holdings Ltd.	8,550	106,860
Roper Technologies, Inc.	40	11,004
Siemens AG (REG)	2,422	317,381
Smiths Group PLC	1,149	25,089

		460,334

Machinery – 0.2%
ANDRITZ AG	254	14,736
Cummins, Inc.	542	91,148
IMI PLC	681	11,431
Kone Oyj – Class B	1,114	57,688
SKF AB – Class B	1,360	28,425
Wartsila Oyj Abp	451	31,731

		235,159

abfunds.com	AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO | 35

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Professional Services – 0.1%
Adecco Group AG (REG)	509	$40,889
Randstad Holding NV	441	31,424
SGS SA (REG)	17	43,145

		115,458

Road & Rail – 0.0%
Aurizon Holdings Ltd.	7,064	24,858
ComfortDelGro Corp., Ltd.	7,910	12,061

		36,919

Trading Companies & Distributors – 0.1%
ITOCHU Corp.	4,738	91,076
Travis Perkins PLC	925	16,364

		107,440

Transportation Infrastructure – 0.0%
Auckland International Airport Ltd.	3,515	16,314
SATS Ltd.	737	2,882

		19,196

		2,598,895

Consumer Discretionary – 2.1%
Auto Components – 0.2%
Bridgestone Corp.	2,059	91,398
Cie Generale des Etablissements Michelin SCA – Class B	583	89,610
Nokian Renkaat Oyj	431	19,756

		200,764

Automobiles – 0.5%
Daimler AG (REG)	3,048	260,258
General Motors Co.	4,152	163,381
Nissan Motor Co., Ltd.	7,831	82,075
Subaru Corp.	2,075	72,774

		578,488

Distributors – 0.0%
Genuine Parts Co.	468	42,981

Diversified Consumer Services – 0.0%
H&R Block, Inc.	483	12,234

Hotels, Restaurants & Leisure – 0.5%
Darden Restaurants, Inc.	393	36,231
Las Vegas Sands Corp.	1,253	91,231
McDonald’s Corp.	2,564	404,445
Sands China Ltd.	7,638	42,608
TUI AG	1,306	27,604

		602,119

36 | AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Household Durables – 0.2%
Barratt Developments PLC	3,632	$26,842
Berkeley Group Holdings PLC	362	19,158
Electrolux AB – Class B	683	22,423
Garmin Ltd.	343	20,319
Leggett & Platt, Inc.	339	14,733
Newell Brands, Inc.	1,536	39,460
Persimmon PLC	933	33,353
Sekisui House Ltd.	2,060	35,924
Taylor Wimpey PLC	9,380	23,903

		236,115

Media – 0.3%
Interpublic Group of Cos., Inc. (The)	1,152	26,957
ITV PLC	12,502	27,406
Omnicom Group, Inc.	755	57,554
Pearson PLC	2,270	22,860
ProSiebenSat.1 Media SE	857	33,894
Publicis Groupe SA	763	57,384
SES SA	1,219	19,437
Shaw Communications, Inc. – Class B	1,548	29,966
Singapore Press Holdings Ltd.	5,853	11,435
WPP PLC	4,287	82,097

		368,990

Multiline Retail – 0.2%
Kohl’s Corp.	517	34,168
Marks & Spencer Group PLC	5,528	22,386
Next PLC	443	29,544
Nordstrom, Inc.	332	17,035
Target Corp.	1,643	123,899

		227,032

Specialty Retail – 0.1%
Gap, Inc. (The)	648	20,464
Hennes & Mauritz AB – Class B	3,071	50,672
Kingfisher PLC	6,591	32,439

		103,575

Textiles, Apparel & Luxury Goods – 0.1%
Tapestry, Inc.	903	45,972
VF Corp.	1,133	84,488

		130,460

		2,502,758

Energy – 1.7%
Oil, Gas & Consumable Fuels – 1.7%
Enagas SA	885	23,018
Exxon Mobil Corp.	13,415	1,016,052
Galp Energia SGPS SA	1,479	26,638

abfunds.com	AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO | 37

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Keyera Corp.	774	$19,724
Marathon Petroleum Corp.	1,603	102,688
Phillips 66	1,377	124,440
Snam SpA	8,447	37,814
TOTAL SA	7,522	427,842
TransCanada Corp.	2,758	119,287
Valero Energy Corp.	1,398	126,407

		2,023,910

Utilities – 1.6%
Electric Utilities – 1.1%
Alliant Energy Corp.	629	24,311
American Electric Power Co., Inc.	1,557	102,108
CK Infrastructure Holdings Ltd.	2,575	21,562
CLP Holdings Ltd.	5,389	54,506
Duke Energy Corp.	2,216	166,954
EDP – Energias de Portugal SA	8,217	27,467
Endesa SA	1,174	24,645
Eversource Energy	1,040	59,280
Fortis, Inc./Canada	1,320	43,133
Iberdrola SA	18,393	135,360
NextEra Energy, Inc.	1,486	226,095
OGE Energy Corp.	499	15,639
PG&E Corp.	1,704	70,017
Pinnacle West Capital Corp.	325	25,012
Power Assets Holdings Ltd.	4,254	36,091
PPL Corp.	2,276	65,207
Red Electrica Corp. SA	1,264	24,593
SSE PLC	3,249	54,600
Terna Rete Elettrica Nazionale SpA	5,216	28,912
Xcel Energy, Inc.	1,700	73,576

		1,279,068

Gas Utilities – 0.0%
Gas Natural SDG SA	1,296	29,651

Multi-Utilities – 0.5%
Ameren Corp.	774	42,028
CMS Energy Corp.	840	35,658
Consolidated Edison, Inc.	1,043	78,110
DTE Energy Co.	589	59,359
Innogy SE(b)	507	20,221
National Grid PLC	10,824	109,543
Public Service Enterprise Group, Inc.	1,711	82,864
Sempra Energy	808	88,056
WEC Energy Group, Inc.	1,040	62,317

		578,156

		1,886,875

38 | AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Materials – 1.4%
Chemicals – 0.9%
BASF SE	2,908	$303,798
DowDuPont, Inc.	7,387	519,306
Evonik Industries AG	582	21,429
Givaudan SA (REG)	31	70,490
LyondellBasell Industries NV – Class A	1,065	115,254
Mosaic Co. (The)	969	25,504
Nutrien Ltd.(d)	999	49,086

		1,104,867

Construction Materials – 0.0%
Fletcher Building Ltd.	2,445	11,467

Containers & Packaging – 0.1%
Amcor Ltd./Australia	4,298	46,072
International Paper Co.	1,317	78,480

		124,552

Metals & Mining – 0.3%
Fortescue Metals Group Ltd.	5,694	21,899
Rio Tinto Ltd.	1,443	89,463
Rio Tinto PLC	3,909	209,541

		320,903

Paper & Forest Products – 0.1%
Stora Enso Oyj – Class R	2,014	35,568
UPM-Kymmene Oyj	1,755	60,045

		95,613

		1,657,402

Telecommunication Services – 1.2%
Diversified Telecommunication Services – 0.9%
AT&T, Inc.	19,440	705,672
BCE, Inc.	569	24,832
BT Group PLC	28,715	94,765
Elisa Oyj	521	22,380
HKT Trust & HKT Ltd. – Class SS	13,845	17,638
Singapore Telecommunications Ltd.	29,859	75,790
Spark New Zealand Ltd.	6,458	15,603
Swisscom AG (REG)	82	44,277
Telstra Corp., Ltd.	15,223	39,264
TELUS Corp.	727	26,243

		1,066,464

abfunds.com	AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO | 39

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Wireless Telecommunication Services – 0.3%
NTT DOCOMO, Inc.	4,321	$110,541
Rogers Communications, Inc. – Class B	1,175	52,945
Vodafone Group PLC	84,432	236,037

		399,523

		1,465,987

Real Estate – 0.2%
Real Estate Management & Development – 0.2%
Daito Trust Construction Co., Ltd.	260	43,059
Hang Lung Properties Ltd.	7,401	17,591
Henderson Land Development Co., Ltd.	4,329	27,969
LendLease Group	1,999	27,445
New World Development Co., Ltd.	21,542	32,580
Sino Land Co., Ltd.	10,511	18,516
Sun Hung Kai Properties Ltd.	4,940	81,949
Swiss Prime Site AG (REG)(d)	242	22,574
Wharf Holdings Ltd. (The)	4,377	16,262

		287,945

Total Common Stocks (cost $25,586,131)		27,584,901

INVESTMENT COMPANIES – 8.3%
Funds and Investment Trusts – 8.3%(h)
Alerian MLP ETF	457,472	4,620,467
Financial Select Sector SPDR Fund	86,600	2,500,142
iShares International Developed Real Estate ETF	8,365	244,927
iShares Mortgage Real Estate ETF	44,730	1,822,300
PowerShares KBW Premium Yield Equity REIT Portfolio	29,108	885,175

Total Investment Companies (cost $10,997,880)		10,073,011

PREFERRED STOCKS – 6.4%
Real Estate – 6.4%
Diversified REITs – 1.4%
Colony NorthStar, Inc. Series H 7.125%	15,000	357,450
Colony NorthStar, Inc. Series I 7.15%	10,750	256,925
Global Net Lease, Inc. Series A 7.25%	5,900	147,972

40 | AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Gramercy Property Trust Series A 7.125%	300	$7,740
Investors Real Estate Trust Series C 6.625%	1,675	39,831
PS Business Parks, Inc. Series X 5.25%	10,000	234,100
PS Business Parks, Inc. Series Y 5.20%	1,050	24,528
Spirit Realty Capital, Inc. Series A 6.00%	6,800	157,556
VEREIT, Inc. Series F 6.70%	18,500	464,165
Vornado Realty Trust Series K 5.70%	1,600	40,128

		1,730,395

Health Care REITs – 0.3%
Sabra Health Care REIT, Inc. Series A 7.125%	9,400	236,974
Ventas Realty LP/Ventas Capital Corp. 5.45%	6,600	163,680

		400,654

Hotel & Resort REITs – 1.1%
Ashford Hospitality Trust, Inc. Series F 7.375%	9,000	209,790
Ashford Hospitality Trust, Inc. Series G 7.375%	1,000	23,170
Hersha Hospitality Trust Series C 6.875%	1,000	24,235
Hersha Hospitality Trust Series E 6.50%	12,600	289,422
LaSalle Hotel Properties Series I 6.375%	4,250	103,062

abfunds.com	AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO | 41

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

LaSalle Hotel Properties Series J 6.30%	5,600	$136,864
Pebblebrook Hotel Trust Series C 6.50%	9,900	245,025
Summit Hotel Properties, Inc. Series E 6.25%	10,500	255,150

		1,286,718

Industrial REITs – 0.3%
Monmouth Real Estate Investment Corp. Series C 6.125%	5,500	133,320
Rexford Industrial Realty, Inc. Series B 5.875%	6,850	159,948
STAG Industrial, Inc. Series B 6.625%	1,000	25,150

		318,418

Office REITs – 0.1%
SL Green Realty Corp. Series I 6.50%	5,100	130,050

Residential REITs – 0.7%
American Homes 4 Rent Series E 6.35%	4,725	120,440
American Homes 4 Rent Series F 5.875%	9,600	230,496
Apartment Investment & Management Co. Series A 6.875%	9,400	241,016
UMH Properties, Inc. Series C 6.75%	10,300	257,809
UMH Properties, Inc. Series D 6.375%	2,000	47,800

		897,561

Retail REITs – 1.5%
Cedar Realty Trust, Inc. Series C 6.50%	8,325	180,320

42 | AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

DDR Corp. Series A 6.375%	15,800	$375,408
Federal Realty Investment Trust Series C 5.00%	1,675	37,805
GGP, Inc. Series A 6.375%	10,000	247,000
Kimco Realty Corp. Series J 5.50%	10,200	244,086
Pennsylvania Real Estate Investment Trust Series D 6.875%	3,000	63,750
Saul Centers, Inc. Series D 6.125%	10,000	245,700
Taubman Centers, Inc. Series J 6.50%	4,000	99,000
Urstadt Biddle Properties, Inc. Series H 6.25%	8,375	207,909
Washington Prime Group, Inc. Series H 7.50%	5,000	113,750

		1,814,728

Specialized REITs – 1.0%
Digital Realty Trust, Inc. Series C 6.625%	9,100	243,880
Digital Realty Trust, Inc. Series G 5.875%	7,800	195,000
EPR Properties Series G 5.75%	4,000	91,600
National Storage Affiliates Trust Series A 6.00%	2,500	62,200
Public Storage Series C 5.125%	8,200	200,654
Public Storage Series E 4.90%	3,100	72,881

abfunds.com	AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO | 43

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Public Storage Series G 5.05%	6,000	$143,700
Public Storage Series Z 6.00%	7,000	184,800

		1,194,715

Total Preferred Stocks (cost $8,104,342)		7,773,239

SHORT-TERM INVESTMENTS – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.20%(h)(i)(j) (cost $98,150)	98,150	98,150

Total Investments – 98.1% (cost $116,959,266)		118,356,704
Other assets less liabilities – 1.9%		2,309,517

Net Assets – 100.0%		$120,666,221

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at February 28, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	64	March 2018	EUR	1		$2,781,031	$2,684,391	$(96,640)
Euro-Bund Futures	26	March 2018	EUR	2,600		5,148,834	5,057,438	(91,396)
FTSE 100 Index Futures	11	March 2018	GBP	0	**	1,135,348	1,094,283	(41,065)
Hang Seng Index Futures	1	March 2018	HKD	0	**	199,951	196,348	(3,603)
Mini MSCI Emerging Markets Futures	11	March 2018	USD	1		605,837	650,650	44,813
MSCI Singapore Index Futures	6	March 2018	SGD	1		181,596	181,461	(135)

44 | AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at February 28, 2018	Unrealized Appreciation/ (Depreciation)
OMXS30 Index Futures	58	March 2018	SEK	6		$1,090,161	$1,100,364	$10,203
TOPIX Index Futures	15	March 2018	JPY	150		2,550,482	2,485,590	(64,892)
U.S. T-Note 10 Yr (CBT) Futures	74	June 2018	USD	7,400		8,892,818	8,883,469	(9,349)

Sold Contracts
10 Yr Australian Bond Futures	5	March 2018	AUD	500		505,845	496,283	9,562
10 Yr Canadian Bond Futures	25	June 2018	CAD	2,500		2,545,936	2,565,461	(19,525)
Long Gilt Futures	26	June 2018	GBP	2,600		4,329,068	4,333,960	(4,892)
Mini S&P TSX 60 Futures	30	March 2018	CAD	2		1,100,694	1,066,903	33,791
MSCI EAFE Futures	109	March 2018	USD	5		10,898,138	11,098,925	(200,787)
S&P 500 E-Mini Futures	95	March 2018	USD	5		12,569,312	12,893,400	(324,088)
S&P/TSX 60 Index Futures	2	March 2018	CAD	0	**	284,349	284,508	(159)
SPI 200 Futures	1	March 2018	AUD	0	**	117,183	116,525	658

								$(757,504)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	HUF	234,069	USD	881	3/14/18	$(29,821)
Bank of America, NA	AUD	2,563	USD	1,948	3/14/18	(43,007)
Bank of America, NA	USD	700	GBP	522	3/14/18	18,328
Bank of America, NA	USD	536	CAD	665	3/14/18	(17,514)
Bank of America, NA	USD	1,175	EUR	986	3/14/18	28,635
Bank of America, NA	USD	1,487	MXN	28,995	3/14/18	47,896
Bank of America, NA	USD	981	JPY	110,146	3/14/18	52,477

abfunds.com	AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO | 45

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	855	KRW	907,584	4/26/18	$(17,812)
Barclays Bank PLC	TWD	110,086	USD	3,700	3/08/18	(55,795)
Barclays Bank PLC	USD	767	EUR	648	3/14/18	24,309
BNP Paribas SA	CAD	808	USD	639	3/14/18	8,676
BNP Paribas SA	USD	632	MXN	11,984	3/14/18	2,361
Citibank, NA	COP	2,806,976	USD	992	4/19/18	13,474
Citibank, NA	JPY	167,461	USD	1,554	6/19/18	(27,256)
Citibank, NA	JPY	160,501	USD	1,477	3/14/18	(28,563)
Citibank, NA	BRL	2,283	USD	718	3/02/18	15,233
Citibank, NA	EUR	1,570	USD	1,937	6/19/18	6,210
Citibank, NA	GBP	744	USD	1,033	6/19/18	3,654
Citibank, NA	CAD	693	USD	551	6/19/18	9,510
Citibank, NA	CHF	592	USD	603	3/14/18	(24,290)
Citibank, NA	USD	555	TRY	2,195	3/14/18	20,659
Citibank, NA	USD	704	BRL	2,283	3/02/18	(433)
Citibank, NA	USD	1,577	JPY	167,461	6/19/18	4,216
Credit Suisse International	HUF	279,374	USD	1,085	3/14/18	(1,639)
Credit Suisse International	SEK	24,691	USD	2,950	3/14/18	(31,874)
Credit Suisse International	SEK	10,158	USD	1,242	3/14/18	14,998
Credit Suisse International	NZD	4,219	USD	2,913	3/14/18	(128,728)
Credit Suisse International	BRL	2,283	USD	704	3/02/18	433
Credit Suisse International	BRL	2,283	USD	703	4/03/18	2,580
Credit Suisse International	CHF	1,713	USD	1,761	3/14/18	(54,882)
Credit Suisse International	AUD	1,279	USD	1,035	3/14/18	41,153
Credit Suisse International	GBP	1,835	USD	2,491	3/14/18	(36,695)
Credit Suisse International	EUR	509	USD	612	3/14/18	(9,897)
Credit Suisse International	USD	1,643	GBP	1,165	3/14/18	(38,243)
Credit Suisse International	USD	864	NZD	1,205	3/14/18	4,679
Credit Suisse International	USD	1,932	CHF	1,800	3/14/18	(24,187)
Credit Suisse International	USD	706	BRL	2,283	3/02/18	(2,587)
Credit Suisse International	USD	2,009	AUD	2,563	3/14/18	(17,998)
Credit Suisse International	USD	812	NOK	6,257	3/14/18	(19,805)
Credit Suisse International	USD	503	ZAR	6,302	3/14/18	30,492
Credit Suisse International	USD	559	PHP	27,926	3/15/18	(23,716)
Credit Suisse International	USD	4,067	JPY	458,207	3/14/18	230,698
Credit Suisse International	USD	2,815	INR	183,151	3/12/18	(13,111)
Deutsche Bank AG	IDR	34,444,140	USD	2,573	4/23/18	84,012
Deutsche Bank AG	CLP	683,032	USD	1,137	4/19/18	(10,486)
Deutsche Bank AG	INR	182,799	USD	2,791	3/12/18	(5,918)
Deutsche Bank AG	USD	1,041	SEK	8,487	3/14/18	(16,464)
Goldman Sachs Bank USA	MYR	1,664	USD	417	4/06/18	(6,385)
Goldman Sachs Bank USA	USD	1,963	EUR	1,570	6/19/18	(31,948)
Goldman Sachs Bank USA	USD	154	THB	4,931	3/14/18	3,348
Goldman Sachs Bank USA	USD	1,452	PHP	74,259	3/15/18	(29,063)
HSBC Bank USA	USD	1,040	GBP	744	6/19/18	(10,850)
Morgan Stanley & Co., Inc.	USD	552	CAD	693	6/19/18	(11,011)
Royal Bank of Scotland PLC	PEN	10,029	USD	3,114	4/19/18	49,435
Standard Chartered Bank	USD	2,741	CNY	17,354	4/19/18	(6,582)
Standard Chartered Bank	USD	1,297	TWD	38,774	3/08/18	26,232
State Street Bank & Trust Co.	JPY	192,286	USD	1,730	3/14/18	(73,305)
State Street Bank & Trust Co.	HUF	94,151	USD	358	3/14/18	(8,459)
State Street Bank & Trust Co.	MXN	6,244	USD	321	3/14/18	(9,994)

46 | AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	NOK	7,470	USD	925	3/14/18	$(20,867)
State Street Bank & Trust Co.	CZK	6,147	USD	285	3/14/18	(10,373)
State Street Bank & Trust Co.	PLN	1,533	USD	434	3/14/18	(13,929)
State Street Bank & Trust Co.	EUR	689	USD	855	3/14/18	13,412
State Street Bank & Trust Co.	AUD	628	USD	489	6/19/18	1,548
State Street Bank & Trust Co.	CHF	416	USD	447	6/19/18	2,735
State Street Bank & Trust Co.	AUD	255	USD	206	3/14/18	8,243
State Street Bank & Trust Co.	USD	116	CAD	143	3/14/18	(4,471)
State Street Bank & Trust Co.	USD	201	GBP	148	3/14/18	3,208
State Street Bank & Trust Co.	USD	246	GBP	174	3/14/18	(5,664)
State Street Bank & Trust Co.	USD	200	AUD	255	3/14/18	(1,838)
State Street Bank & Trust Co.	USD	452	CHF	416	6/19/18	(7,713)
State Street Bank & Trust Co.	USD	393	NZD	536	3/14/18	(6,455)
State Street Bank & Trust Co.	USD	497	AUD	628	6/19/18	(9,012)
State Street Bank & Trust Co.	USD	1,086	NOK	8,832	3/14/18	32,833
State Street Bank & Trust Co.	USD	453	TRY	1,732	3/14/18	555
State Street Bank & Trust Co.	USD	491	SEK	3,872	3/14/18	(23,566)
State Street Bank & Trust Co.	USD	204	CZK	4,336	3/14/18	4,129
State Street Bank & Trust Co.	USD	1,664	RUB	95,161	4/17/18	17,838

						$(144,007)

CALL OPTIONS WRITTEN (see Note D)

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)			Premiums Received	U.S. $ Value
Euro STOXX 50 Index	Citibank, NA	810	EUR	3,475.00	April 2018	EUR	1		$59,594	$(47,255)
FTSE 100 Index	Deutsche Bank AG	80	GBP	7,150.00	March 2018	GBP	0	**	11,049	(12,681)
FTSE 100 Index	Deutsche Bank AG	100	GBP	7,150.00	March 2018	GBP	0	**	21,479	(15,851)
Nikkei 225 Index	Goldman Sachs International	8,000	JPY	22,000.00	April 2018	JPY	8		44,665	(38,768)
S&P 500 Index	Goldman Sachs International	3,900	USD	2,760.00	April 2018	USD	4		226,200	(146,279)

									$362,987	$(260,834)

abfunds.com	AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO | 47

PORTFOLIO OF INVESTMENTS (continued)

PUT OPTIONS WRITTEN (see Note D)

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)			Premiums Received	U.S. $ Value
Euro STOXX 50 Index	Citibank, NA	810	EUR	3,475.00	April 2018	EUR	1		$82,784	$(98,136)
FTSE 100 Index	Deutsche Bank AG	80	GBP	7,150.00	March 2018	GBP	0	**	25,100	(5,630)
FTSE 100 Index	Deutsche Bank AG	100	GBP	7,150.00	March 2018	GBP	0	**	23,013	(7,038)
Nikkei 225 Index	Goldman Sachs International	8,000	JPY	22,000.00	April 2018	JPY	8		34,340	(46,046)
S&P 500 Index	Goldman Sachs International	3,900	USD	2,760.00	April 2018	USD	4		183,495	(303,085)

									$348,732	$(459,935)

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
NOK	7,850	4/27/27	6 Month NIBOR	1.935%	Semi-Annual/Annual	$(17,717)	$	– 0	–	$(17,717)
NOK	16,860	11/03/27	6 Month NIBOR	1.910%	Semi-Annual/Annual	(70,133)		– 0	–	(70,133)
CHF	1,030	11/03/27	0.263%	6 Month LIBOR	Annual/Semi-Annual	19,023		– 0	–	19,023
SEK	20,080	12/06/27	3 Month STIBOR	1.083%	Quarterly/ Annual	(36,626)		(4)		(36,622)
NOK	17,690	12/06/27	6 Month NIBOR	1.795%	Semi-Annual/Annual	(99,562)		– 0	–	(99,562)
NZD	1,150	12/06/27	3.130%	3 Month BKBM	Semi-Annual/Quarterly	2,359		– 0	–	2,359
NOK	11,860	1/11/28	6 Month NIBOR	1.906%	Semi-Annual/Annual	(54,270)		– 0	–	(54,270)
CHF	2,990	1/11/28	0.270%	6 Month LIBOR	Annual/Semi-Annual	63,689		7		63,682
SEK	1,770	1/11/28	3 Month STIBOR	1.193%	Quarterly/ Annual	(1,662)		– 0	–	(1,662)

						$(194,899)		$3		$(194,902)

48 | AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

CREDIT DEFAULT SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00%	Maturity	3.17%	USD	155	$(7,252)	$(9,338)	$2,086
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Maturity	3.17	USD	122	(5,700)	(6,918)	1,218
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Maturity	3.17	USD	72	(3,368)	(2,954)	(414)
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Maturity	3.17	USD	166	(7,766)	(10,045)	2,279
Goldman Sachs International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Maturity	3.17	USD	88	(4,122)	(3,514)	(608)
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Maturity	3.17	USD	63	(2,947)	(3,661)	714
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Maturity	3.17	USD	62	(2,901)	(3,371)	470
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Maturity	3.17	USD	24	(1,123)	(990)	(133)

						$(35,179)	$(40,791)	$5,612

*	Termination date

abfunds.com	AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO | 49

PORTFOLIO OF INVESTMENTS (continued)

TOTAL RETURN SWAPS (see Note D)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
iBoxx $ Liquid High Yield Index	6,200,000	LIBOR	Quarterly	USD	6,200	3/20/18	$(35,469)
MS Global Equity Long Index	378,900	FedFundEffective Plus 0.55%	Maturity	USD	41,822	3/29/18	– 0	–
Pay Total Return on Reference Obligation
Bank of America, NA iBoxx $ Liquid High Yield Index	12,000,000	LIBOR	Quarterly	USD	12,000	3/20/18	(270,171)

							$(305,640)

**	Notional amount less than 500.

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, the aggregate market value of these securities amounted to $5,095,592 or 4.2% of net assets.

(c)	Defaulted matured security.

(d)	Non-income producing security.

(e)	Illiquid security.

(f)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of February 28, 2018 and the aggregate market value of these securities amounted to $842,506 or 0.70% of net assets.

(g)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(h)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(i)	Affiliated investments.

(j)	The rate shown represents the 7-day yield as of period end.

As of February 28, 2018, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.2% and 0.0%, respectively.

50 | AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Currency Abbreviations:

AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CHF – Swiss Franc
CLP – Chilean Peso
CNY – Chinese Yuan Renminbi
COP – Colombian Peso
CZK – Czech Koruna
EUR – Euro
GBP – Great British Pound
HKD – Hong Kong Dollar
HUF – Hungarian Forint
IDR – Indonesian Rupiah
INR – Indian Rupee
JPY – Japanese Yen
KRW – South Korean Won

MXN – Mexican Peso
MYR – Malaysian Ringgit
NOK – Norwegian Krone
NZD – New Zealand Dollar
PEN – Peruvian Sol
PHP – Philippine Peso
PLN – Polish Zloty
RUB – Russian Ruble
SEK – Swedish Krona
SGD – Singapore Dollar
THB – Thailand Baht
TRY – Turkish Lira
TWD – New Taiwan Dollar
USD – United States Dollar
ZAR – South African Rand

Glossary:

AGM – Assured Guaranty Municipal
AMBAC – Ambac Assurance Corporation
ASX – Australian Stock Exchange
BKBM – Bank Bill Benchmark (New Zealand)
CBT – Chicago Board of Trade
CDX-CMBX.NA – North American Commercial Mortgage-Backed Index
COP – Certificate of Participation
EAFE – Europe, Australia, and Far East
ETF – Exchange Traded Fund
ETM – Escrowed to Maturity
FedFundEffective – Federal Funds Effective Rate
FTSE – Financial Times Stock Exchange
GDR – Global Depositary Receipt
LIBOR – London Interbank Offered Rates
MSCI – Morgan Stanley Capital International
NATL – National Interstate Corporation
NIBOR – Norwegian Interbank Offered Rate
REG – Registered Shares
REIT – Real Estate Investment Trust
SPDR – Standard & Poor’s Depository Receipt
SPI – Share Price Index
STIBOR – Stockholm Interbank Offered Rate
TOPIX – Tokyo Price Index
TSX – Toronto Stock Exchange
XLCA – XL Capital Assurance Inc.

The following table represents the 50 largest equity basket holdings underlying the total return swap with MS (Morgan Stanley) Global Equity Long Index as of February 28, 2018.

Security Description	Shares	Market Value as of 2/28/18	Percent of Basket’s Net Assets
MS Global Equity Long Index
Royal Dutch Shell PLC	26,187	$83,695,012	13.3%
British American Tobacco PLC	11,688	69,135,927	11.0%
Croda International PLC	9,949	63,320,905	10.1%
Nice Ltd.	6,072	59,208,774	9.4%
Intertek Group PLC	7,238	48,963,663	7.8%

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PORTFOLIO OF INVESTMENTS (continued)

Security Description	Shares	Market Value as of 2/28/18	Percent of Basket’s Net Assets
Compass Group PLC	18,816	$40,056,797	6.4%
Moneysupermarket.com Group PLC	110,292	39,562,615	6.3%
Auto Trader Group PLC	71,795	36,084,687	5.7%
Persimmon PLC	8,975	32,144,818	5.1%
Direct Line Insurance Group PLC	54,596	28,778,158	4.6%
Unilever PLC	4,957	25,482,492	4.1%
IG Group Holdings PLC	20,267	22,563,425	3.6%
G4S PLC	61,401	22,185,631	3.5%
Diageo PLC	6,248	21,163,735	3.4%
Total System Services, Inc.	13,010	1,144,204	0.2%
UnitedHealth Group, Inc.	4,278	967,452	0.2%
Boeing Co (The)	2,648	959,311	0.2%
Oracle Corp.	18,506	937,723	0.1%
Anthem, Inc.	3,760	885,063	0.1%
Microsoft Corp.	9,412	882,568	0.1%
Apple, Inc.	4,907	874,015	0.1%
Raytheon Co.	3,732	811,768	0.1%
Swiss Re AG	7,628	779,346	0.1%
Salmar ASA	21,351	762,453	0.1%
Aristocrat Leisure Ltd.	38,397	735,228	0.1%
Oracle Corp. Japan	8,947	697,836	0.1%
HKT Trust & HKT Ltd.	516,960	660,572	0.1%
Comcast Corp.	18,163	657,668	0.1%
Toronto-Dominion Bank (The)	11,220	647,161	0.1%
Amadeus IT Group SA	8,733	645,187	0.1%
Tyson Foods, Inc.	8,587	638,681	0.1%
Ross Stores, Inc.	8,097	632,303	0.1%
Nippon Telegraph & Telephone Corp.	12,945	604,573	0.1%
FNF Group	15,048	600,859	0.1%
Philip Morris International, Inc.	5,645	584,495	0.1%
Mitsubishi UFJ Financial Group, Inc.	81,320	581,111	0.1%
Royal Bank of Canada	7,362	580,062	0.1%
RELX NV	27,781	571,098	0.1%
Otsuka Corp.	5,994	560,252	0.1%
CVS Health Corp.	8,257	559,224	0.1%
Gilead Sciences, Inc.	7,032	553,658	0.1%
Texas Instruments, Inc.	5,080	550,435	0.1%
Booz Allen Hamilton Holding Corp.	14,380	545,441	0.1%
Marsh & McLennan Cos, Inc.	6,508	540,335	0.1%
Home Depot, Inc. (The)	2,875	524,116	0.1%
Fidelity National Information Services, Inc.	5,352	520,079	0.1%
Cap Gemini SA	4,117	517,150	0.1%
Pfizer, Inc.	13,482	489,542	0.1%
Merck & Co, Inc.	9,021	489,111	0.1%
Partners Group Holding AG	645	468,975	0.1%
Other	356,250	11,719,384	1.8%

Total		$628,225,078	100.0%

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES

February 28, 2018 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $116,861,116)	$118,258,554
Affiliated issuers (cost $98,150)	98,150
Cash	887
Cash collateral due from broker	4,062,540
Foreign currencies, at value (cost $74,260)	75,256
Unaffiliated interest and dividends receivable	865,819
Unrealized appreciation on forward currency exchange contracts	828,199
Receivable for investment securities sold	307,752
Receivable for variation margin on futures	253,431
Receivable for newly entered total return swaps	19,596
Receivable for shares of beneficial interest sold	17,156
Unrealized appreciation on credit default swaps	6,767
Affiliated dividends receivable	1,979
Other asset	4,920

Total assets	124,801,006

Liabilities
Options written, at value (premiums received $711,719)	720,769
Payable for terminated total return swaps	1,269,304
Unrealized depreciation on forward currency exchange contracts	972,206
Cash collateral due to broker	370,000
Unrealized depreciation on total return swaps	305,640
Payable for investment securities purchased	245,153
Payable for shares of beneficial interest redeemed	58,045
Upfront premiums received on credit default swaps	40,791
Payable for variation margin on centrally cleared swaps	33,512
Advisory fee payable	27,186
Distribution fee payable	21,779
Transfer Agent fee payable	11,668
Unrealized depreciation on credit default swaps	1,155
Trustees’ fees payable	977
Accrued expenses	56,600

Total liabilities	4,134,785

Net Assets	$120,666,221

Composition of Net Assets
Shares of beneficial interest, at par	$97
Additional paid-in capital	115,527,217
Undistributed net investment income	900,604
Accumulated net realized gain on investment and foreign currency transactions	4,247,077
Net unrealized depreciation on investments and foreign currency denominated assets and liabilities	(8,774)

$120,666,221

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—unlimited shares authorized, $.00001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$72,399,324	5,805,518	$12.47	*

B	$669,769	52,498	$12.76

C	$9,282,002	732,177	$12.68

Advisor	$38,315,126	3,068,157	$12.49

*	The maximum offering price per share for Class A shares was $13.02 which reflects a sales charge of 4.25%.

See notes to financial statements.

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STATEMENT OF OPERATIONS

Six Months Ended February 28, 2018 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $20,571)	$1,079,479
Affiliated issuers	6,473
Interest	1,272,449	$2,358,401

Expenses
Advisory fee (see Note B)	347,000
Distribution fee—Class A	94,219
Distribution fee—Class B	3,523
Distribution fee—Class C	53,354
Transfer agency—Class A	30,528
Transfer agency—Class B	435
Transfer agency—Class C	4,546
Transfer agency—Advisor Class	15,972
Custodian	78,613
Audit and tax	33,344
Registration fees	30,546
Legal	22,978
Printing	20,638
Trustees’ fees	14,282
Miscellaneous	8,394

Total expenses before interest expense	758,372
Interest expense(a)	5,221

Total expenses	763,593
Less: expenses waived and reimbursed by the Adviser (see Note B)	(141,757)

Net expenses		621,836

Net investment income		1,736,565

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		3,071,448
Forward currency exchange contracts		(187,489)
Futures		(2,951,792)
Options written		(297,823)
Swaps		3,704,655
Foreign currency transactions		(146,318)
Net change in unrealized appreciation/depreciation of:
Investments		(4,514,104)
Forward currency exchange contracts		63,684
Futures		(236,500)
Options written		(163,359)
Swaps		(684,832)
Foreign currency denominated assets and liabilities		(3,400)

Net loss on investment and foreign currency transactions		(2,345,830)

Net Decrease in Net Assets from Operations		$(609,265)

(a)	Non-financing expense.

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

Six Months Ended February 28, 2018 (unaudited)	Year Ended August 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,736,565	$3,332,491
Net realized gain on investment and foreign currency transactions	3,192,681	7,973,945
Net realized gain distributions from Affiliated Underlying Portfolios	– 0	–	1,785,834
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(5,538,511)	(3,617,725)

Net increase (decrease) in net assets from operations	(609,265)	9,474,545
Dividends and Distributions to Shareholders from
Net investment income
Class A	(2,693,823)	(982,853)
Class B	(15,378)	– 0	–
Class C	(177,484)	(136,909)
Advisor Class	(1,518,939)	(661,148)
Net realized gain on investment transactions
Class A	(4,948,322)	(387,898)
Class B	(45,255)	(5,921)
Class C	(693,987)	(131,295)
Advisor Class	(2,583,873)	(217,581)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	4,072,864	(16,276,669)

Total decrease	(9,213,462)	(9,325,729)
Net Assets
Beginning of period	129,879,683	139,205,412

End of period (including undistributed net investment income of $900,604 and $3,569,663, respectively)	$120,666,221	$129,879,683

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

February 28, 2018 (unaudited)

NOTE A

Significant Accounting Policies

The AB Portfolios (the “Company”) was organized as a Massachusetts Business Trust on March 26, 1987 and is registered under the Investment Company Act of 1940 as a diversified, open end management investment company. The Company operates as a series company currently comprised of six series. Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates to the AB Tax-Managed All Market Income Portfolio (formerly AB Tax-Managed Balanced Wealth Strategy) (the “Fund”). The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Fund to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AB mutual fund, (ii) for purposes of dividend reinvestment, (iii) through the Fund’s Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Effective April 10, 2017, Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All four classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

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NOTES TO FINANCIAL STATEMENTS (continued)

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Trustees (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

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NOTES TO FINANCIAL STATEMENTS (continued)

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in

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NOTES TO FINANCIAL STATEMENTS (continued)

active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments

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NOTES TO FINANCIAL STATEMENTS (continued)

for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2018:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$56,920,880		$7,706,523		$64,627,403
Short-Term Municipal Notes		– 0	–	8,200,000		– 0	–	8,200,000
Common Stocks:
Consumer Staples		2,374,954		2,121,109		– 0	–	4,496,063
Health Care		2,201,169		1,916,500		– 0	–	4,117,669
Financials		1,635,379		2,096,786		– 0	–	3,732,165
Information Technology		2,542,050		273,182		– 0	–	2,815,232
Industrials		665,462		1,933,433		– 0	–	2,598,895
Consumer Discretionary		1,265,518		1,237,240		– 0	–	2,502,758
Energy		1,508,598		515,312		– 0	–	2,023,910
Utilities		1,319,724		567,151		– 0	–	1,886,875
Materials		787,630		869,772		– 0	–	1,657,402
Telecommunication Services		827,330		638,657		– 0	–	1,465,987
Real Estate		– 0	–	287,945		– 0	–	287,945
Investment Companies		10,073,011		– 0	–	– 0	–	10,073,011
Preferred Stocks		7,773,239		– 0	–	– 0	–	7,773,239
Short-Term Investments		98,150		– 0	–	– 0	–	98,150

Total Investments in Securities		33,072,214		77,577,967		7,706,523		118,356,704
Other Financial Instruments(a):
Assets:
Futures		88,166		10,861		– 0	–	99,027	(b)
Forward Currency Exchange Contracts		– 0	–	828,199		– 0	–	828,199
Centrally Cleared Interest Rate Swaps		– 0	–	85,071		– 0	–	85,071	(b)
Liabilities:
Futures		(650,196)		(206,335)		– 0	–	(856,531	)(b)
Forward Currency Exchange Contracts		– 0	–	(972,206)		– 0	–	(972,206)
Call Options Written		– 0	–	(260,834)		– 0	–	(260,834)
Put Options Written		– 0	–	(459,935)		– 0	–	(459,935)
Centrally Cleared Interest Rate Swaps		– 0	–	(279,970)		– 0	–	(279,970	)(b)
Credit Default Swaps		– 0	–	(35,179)		– 0	–	(35,179)
Total Return Swaps		– 0	–	(305,640)		– 0	–	(305,640)

Total(c)		$32,510,184		$75,981,999		$7,706,523		$116,198,706

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	Only variation margin receivable/(payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Centrally cleared swaps with upfront premiums are presented here at market value.

(c)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

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NOTES TO FINANCIAL STATEMENTS (continued)

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 8/31/17	$3,654,007		$3,654,007
Accrued discounts/(premiums)	(7,769)		(7,769)
Realized gain (loss)	9,502		9,502
Change in unrealized appreciation/depreciation	(38,324)		(38,324)
Purchases	4,686,919		4,686,919
Sales	(323,785)		(323,785)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	(274,027)		(274,027	)(b)

Balance as of 2/28/18	$7,706,523		$7,706,523

Net change in unrealized appreciation/depreciation from investments held as of 2/28/18(a)	$(29,025)		$(29,025)

(a)	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation on investments and other financial instruments in the accompanying statement of operations.

(b)	There were de minimis transfers under 1% of net assets during the reporting period.

As of February 28, 2018, all Level 3 securities were priced by third party vendors.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance

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NOTES TO FINANCIAL STATEMENTS (continued)

with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital

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NOTES TO FINANCIAL STATEMENTS (continued)

gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income. Investment transactions are accounted for on the date the securities are purchased or sold.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each series or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement (the “Advisory Agreement”), the Fund pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. Effective April 17, 2017, the Adviser has

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contractually agreed to waive advisory fees and/or to bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transactions costs), on an annual basis (the “Expense Caps”) to .99%, 1.74%, 1.74% and .74% of the daily average net assets for the Class A, Class B, Class C and Advisor Class shares, respectively. For the six months ended February 28, 2018, such reimbursement amounted to $140,403. The Expense Caps will remain in effect through December 31, 2018.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. In connection with the investment by the Fund in the Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended February 28, 2018, such waivers amounted to $1,354.

A summary of the Fund’s transactions in AB mutual funds for the six months ended February 28, 2018 is as follows:

Fund	Market Value 8/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$852	$31,643	$32,397	$98	$6

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $29,751 for the six months ended February 28, 2018.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $453 from the sale of Class A shares and received $6,790, $369 and $68 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended February 28, 2018.

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Brokerage commissions paid on investment transactions for the six months ended February 28, 2018 amounted to $21,658, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Plans

The Fund has adopted a Plan for each class of shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a “Plan” and collectively the “Plans”). Under the Plans, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. Effective August 1, 2014, payments under the Class A shares are limited to an annual rate of .25% of Class A share’s average daily net assets. The Plans provide that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Fund is not obligated under the Plan to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Fund’s shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities Exchange Commission as being a “compensation” plan.

In the event that a Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to the relevant class. The Plans also provide that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended February 28, 2018 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$32,117,350		$47,021,600
U.S. government securities	– 0	–	– 0	–

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The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$5,362,206
Gross unrealized depreciation	(5,370,259)

Net unrealized depreciation	$(8,053)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

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Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended February 28, 2018, the Fund held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended February 28, 2018, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Fund may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

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The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value. At February 28, 2018, the maximum payments for written put options amounted to $17,619,369. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract.

During the six months ended February 28, 2018, the Fund held written options for hedging and non-hedging purposes.

•	Swaps

The Fund may enter into swaps to hedge its exposure to interest rates. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under

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“Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

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At the time the Fund enters into a centrally cleared swap, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended February 28, 2018, the Fund held interest rate swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its

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NOTES TO FINANCIAL STATEMENTS (continued)

risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligations with the same counterparty. As of February 28, 2018, the Fund did not have Buy Contracts outstanding with respect to the same referenced obligations and same counterparty for its Sale Contracts outstanding.

Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent

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NOTES TO FINANCIAL STATEMENTS (continued)

a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended February 28, 2018, the Fund held credit default swaps for hedging and non-hedging purposes.

Total Return Swaps:

The Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

During the six months ended February 28, 2018, the Fund held total return swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. For additional details, please refer to netting arrangements by the OTC counterparty tables below.

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During the six months ended February 28, 2018, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on futures	$9,562	*	Receivable/Payable for variation margin on futures	$125,162	*

Equity contracts	Receivable/Payable for variation margin on futures	89,465	*	Receivable/Payable for variation margin on futures	731,369	*

Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	85,064	*	Receivable/Payable for variation margin on centrally cleared swaps	279,966	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	828,199		Unrealized depreciation on forward currency exchange contracts	972,206

Equity contracts				Options written, at value	720,769

Credit contracts	Unrealized appreciation on credit default swaps	6,767		Unrealized depreciation on credit default swaps	1,155

Equity contracts				Unrealized depreciation on total return swaps	305,640

Total		$1,019,057			$3,136,267

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of futures and centrally cleared swaps as reported in the portfolio of investments.

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NOTES TO FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	$(450,452)	$(105,232)

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	(2,501,340)	(131,268)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation of forward currency exchange contracts	(187,489)	63,684

Equity contracts	Net realized gain (loss) on options written; Net change in unrealized appreciation/depreciation of options written	(297,823)	(163,359)

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	140,005	(305,096)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	3,208	5,612

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	3,561,442	(385,348)

Total		$267,551	$(1,021,007)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended February 28, 2018:

Futures:
Average original value of buy contracts	$25,079,019
Average original value of sale contracts	$39,860,737

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$35,858,443
Average principal amount of sale contracts	$38,894,972

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NOTES TO FINANCIAL STATEMENTS (continued)

Options Written:
Average notional amount	$8,290

Centrally Cleared Interest Rate Swaps:
Average notional amount	$11,359,966

Credit Default Swaps:
Average notional amount of sale contracts	$568,500	(a)

Total Return Swaps:
Average notional amount	$46,692,137	(b)

(a)	Positions were open for four months during the period.

(b)	Positions were open for five months during the period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements and net of the related collateral received/pledged by the Fund as of February 28, 2018. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset		Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivatives Assets
Bank of America, NA	$147,336	$(147,336)		$	– 0	–	$	– 0	–	$	– 0	–
Barclays Bank PLC	24,309	(24,309)			– 0	–		– 0	–		– 0	–
BNP Paribas SA	11,037	– 0	–		– 0	–		– 0	–		11,037
Citibank, NA	72,956	(72,956)			– 0	–		– 0	–		– 0	–
Credit Suisse International	325,033	(325,033)			– 0	–		– 0	–		– 0	–
Deutsche Bank AG	84,012	(81,834)			– 0	–		– 0	–		2,178
Goldman Sachs Bank USA/Goldman Sachs International	3,348	(3,348)			– 0	–		– 0	–		– 0	–
Royal Bank of Scotland PLC	49,435	– 0	–		– 0	–		– 0	–		49,435
Standard Chartered Bank	26,232	(6,582)			– 0	–		– 0	–		19,650
State Street Bank & Trust Co.	84,501	(84,501)			– 0	–		– 0	–		– 0	–

Total	$828,199	$(745,899)		$	– 0	–	$	– 0	–		$82,300	^

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Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset		Cash Collateral Pledged*		Security Collateral Pledged*			Net Amount of Derivatives Liabilities
Bank of America, NA	$378,325	$(147,336)		$(230,989)		$	– 0	–	$	– 0	–
Barclays Bank PLC	55,795	(24,309)		– 0	–		– 0	–		31,486
Citibank, NA	225,933	(72,956)		– 0	–		– 0	–		152,977
Credit Suisse International	419,682	(325,033)		– 0	–		– 0	–		94,649
Deutsche Bank AG	81,834	(81,834)		– 0	–		– 0	–		– 0	–
Goldman Sachs Bank USA/Goldman Sachs International	611,544	(3,348)		(527,000)			– 0	–		81,196
HSBC Bank USA	10,850	– 0	–	– 0	–		– 0	–		10,850
Morgan Stanley & Co. International PLC/Morgan Stanley & Co., Inc./ Morgan Stanley Capital Services LLC	47,603	– 0	–	(47,603)			– 0	–		– 0	–
Standard Chartered Bank	6,582	(6,582)		– 0	–		– 0	–		– 0	–
State Street Bank & Trust Co.	195,646	(84,501)		– 0	–		– 0	–		111,145

Total	$2,033,794	$(745,899)		$(805,592)		$	– 0	–		$482,303	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

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NOTE E

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Shares		Amount
	Six Months Ended February 28, 2018 (unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (unaudited)	Year Ended August 31, 2017

Class A
Shares sold	30,455	286,363	$413,766	$3,802,803

Shares issued in reinvestment of dividends and distributions	516,857	92,015	6,658,779	1,181,476

Shares converted from Class B	5,725	40,340	78,049	530,408

Shares converted from Class C	120,221	759,662	1,597,557	10,166,713

Shares redeemed	(431,637)	(1,184,444)	(5,830,389)	(15,664,454)

Net increase (decrease)	241,621	(6,064)	$2,917,762	$16,946

Class B
Shares sold	1,724	7,880	$23,567	$106,203

Shares issued in reinvestment of dividends and distributions	4,411	435	58,162	5,685

Shares converted to Class A	(5,647)	(39,894)	(78,049)	(530,408)

Shares redeemed	(2,075)	(15,521)	(28,323)	(206,499)

Net decrease	(1,587)	(47,100)	$(24,643)	$(625,019)

Class C
Shares sold	15,421	54,351	$204,456	$718,233

Shares issued in reinvestment of dividends and distributions	59,164	18,386	775,320	237,358

Shares converted to Class A	(119,274)	(757,411)	(1,597,557)	(10,166,713)

Shares redeemed	(83,626)	(346,378)	(1,136,018)	(4,598,351)

Net decrease	(128,315)	(1,031,052)	$(1,753,799)	$(13,809,473)

Advisor Class
Shares sold	252,907	527,661	$3,366,152	$6,994,174

Shares issued in reinvestment of dividends and distributions	264,944	54,739	3,418,404	703,396

Shares redeemed	(288,670)	(717,853)	(3,851,012)	(9,556,693)

Net increase (decrease)	229,181	(135,453)	$2,933,544	$(1,859,123)

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Risks Involved in Investing in the Fund

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Fund’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Allocation Risk—The allocation of investments among different investment styles, such as equity or debt, growth or value, U.S. or non-U.S. securities, or diversification strategies, may have a more significant effect on the Fund’s net asset value, or NAV, when one of these investments is performing more poorly than another.

High Yield Securities Risk—Investments in fixed-income securities with ratings below investment grade (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Fund’s investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Fund invest more of its assets in a particular state’s municipal securities, the Fund’s may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. The

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NOTES TO FINANCIAL STATEMENTS (continued)

Fund’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

Real Estate Risk—The Fund’s investments in the real estate market have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in real estate investment trusts, or “REITs”, may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in taxes.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

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NOTES TO FINANCIAL STATEMENTS (continued)

Liquidity Risk—Liquidity risk occurs when certain investments are difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of liquidity risk may include low trading volumes and large positions. Foreign fixed-income securities may have more liquidity risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally go down.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended February 28, 2018.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending August 31, 2018 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended August 31, 2017 and August 31, 2016 were as follows:

	2017	2016
Distributions paid from:
Ordinary income	$915,382	$1,188,142
Long-term capital gains	744,793	4,825,360

Total taxable distributions	1,660,175	6,013,502
Tax-exempt distributions	863,430	982,124

Total distributions paid	$2,523,605	$6,995,626

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NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$4,893,252	(a)
Undistributed capital gains	7,393,319
Unrealized appreciation/(depreciation)	6,140,453	(b)

Total accumulated earnings/(deficit)	$18,427,024	(c)

(a)	Includes tax exempt income of $1,452,403.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of swaps, the tax treatment of passive foreign investment companies (PFICs), and the recognition for tax purposes of unrealized gains/losses on certain derivative instruments.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable primarily to the tax treatment of defaulted securities.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of August 31, 2017, the Fund did not have any capital loss carryforwards.

NOTE I

Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended February 28, 2018 (unaudited)		Year Ended August 31,
			2017		2016		2015		2014		2013

Net asset value, beginning of period	$ 13.93		$ 13.20		$ 13.32		$ 14.13		$ 12.87		$ 12.28

Income From Investment Operations
Net investment income(a)	.18	(b)	.34	(b)‡	.17	(b)	.19	(b)	.28	(b)	.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.23)		.65		.37		(.49)		1.24		.57
Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.05)		.99		.54		(.30)		1.52		.74

Less: Dividends and Distributions
Dividends from net investment income	(.50)		(.19)		(.21)		(.06)		(.26)		(.15)
Distributions from net realized gain on investment transactions	(.91)		(.07)		(.45)		(.45)		– 0	–	– 0	–

Total dividends and distributions	(1.41)		(.26)		(.66)		(.51)		(.26)		(.15)

Net asset value, end of period	$ 12.47		$ 13.93		$ 13.20		$ 13.32		$ 14.13		$ 12.87

Total Return
Total investment return based on net asset value(d)	(.50)%		7.64	%*‡+	4.19	%*	(2.19	)%*	11.89	%*	6.08	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$72,399		$77,486		$73,526		$79,242		$95,133		$89,453
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)†	.99	%^	1.08%		1.13%		1.13%		1.19%		1.24%
Expenses, before waivers/reimbursements(e)†	1.21	%^	1.25%		1.19%		1.18%		1.20%		1.24%
Net investment income	2.74	%^(b)	2.57	%(b)‡	1.31	%(b)	1.39	%(b)	2.03	%(b)	1.32%
Portfolio turnover rate	26%		85%		25%		29%		58%		32%
† Expense ratios exclude the acquired fund fees of affiliated/unaffiliated underlying portfolios:	.06	%^	.11%		.16%		.17%		.01%		– 0	–

See footnote summary on page 87.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class B
	Six Months Ended February 28, 2018 (unaudited)		Year Ended August 31,
			2017		2016		2015		2014		2013

Net asset value, beginning of period	$ 14.08		$ 13.27		$ 13.29		$ 14.15		$ 12.90		$ 12.29

Income From Investment Operations
Net investment income(a)	.14	(b)	.24	(b)‡	.08	(b)	.09	(b)	.19	(b)	.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.24)		.64		.37		(.50)		1.24		.58
Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.10)		.88		.45		(.41)		1.43		.66

Less: Dividends and Distributions
Dividends from net investment income	(.31)		– 0	–	(.02)		– 0	–	(.18)		(.05)
Distributions from net realized gain on investment transactions	(.91)		(.07)		(.45)		(.45)		– 0	–	– 0	–

Total dividends and distributions	(1.22)		(.07)		(.47)		(.45)		(.18)		(.05)

Net asset value, end of period	$ 12.76		$ 14.08		$ 13.27		$ 13.29		$ 14.15		$ 12.90

Total Return
Total investment return based on net asset value(d)	(.88)%		6.69	%*‡+	3.46	%*	(2.98	)%*	11.14	%*	5.39	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$670		$762		$1,342		$2,322		$4,631		$7,066
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)†	1.74	%^	1.88%		1.88%		1.88%		1.91%		1.96%
Expenses, before waivers/reimbursements(e)†	2.00	%^	2.03%		1.94%		1.94%		1.91%		1.96%
Net investment income	1.99	%^(b)	1.80	%(b)‡	.60	%(b)	.68	%(b)	1.41	%(b)	.62%
Portfolio turnover rate	26%		85%		25%		29%		58%		32%
† Expense ratios exclude the acquired fund fees of affiliated/unaffiliated underlying portfolios:	.06	%^	.11%		.16%		.17%		.01%		– 0	–

See footnote summary on page 87.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended February 28, 2018 (unaudited)		Year Ended August 31,
			2017		2016		2015		2014		2013

Net asset value, beginning of period	$ 13.93		$ 13.19		$ 13.30		$ 14.17		$ 12.92		$ 12.32

Income From Investment Operations
Net investment income(a)	.13	(b)	.23	(b)‡	.07	(b)	.09	(b)	.18	(b)	.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.23)		.66		.37		(.50)		1.25		.58
Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.10)		.89		.44		(.41)		1.43		.66

Less: Dividends and Distributions
Dividends from net investment income	(.24)		(.08)		(.10)		(.01)		(.18)		(.06)
Distributions from net realized gain on investment transactions	(.91)		(.07)		(.45)		(.45)		– 0	–	– 0	–

Total dividends and distributions	(1.15)		(.15)		(.55)		(.46)		(.18)		(.06)

Net asset value, end of period	$ 12.68		$ 13.93		$ 13.19		$ 13.30		$ 14.17		$ 12.92

Total Return
Total investment return based on net asset value(d)	(.90)%		6.82	%*‡+	3.40	%*	(2.96	)%*	11.17	%*	5.36	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,282		$11,986		$24,955		$27,177		$31,135		$30,434
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)†	1.74	%^	1.86%		1.89%		1.88%		1.90%		1.95%
Expenses, before waivers/reimbursements(e)†	1.96	%^	1.99%		1.94%		1.94%		1.90%		1.95%
Net investment income	1.98	%^(b)	1.72	%(b)‡	.56	%(b)	.63	%(b)	1.33	%(b)	.62%
Portfolio turnover rate	26%		85%		25%		29%		58%		32%
† Expense ratios exclude the acquired fund fees of affiliated/unaffiliated underlying portfolios:	.06	%^	.11%		.16%		.17%		.01%		– 0	–

See footnote summary on page 87.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Advisor Class
	Six Months Ended February 28, 2018 (unaudited)		Year Ended August 31,
			2017		2016		2015		2014		2013

Net asset value, beginning of period	$ 13.96		$ 13.24		$ 13.36		$ 14.16		$ 12.88		$ 12.29

Income From Investment Operations
Net investment income(a)	.20	(b)	.37	(b)‡	.20	(b)	.22	(b)	.31	(b)	.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.22)		.64		.38		(.49)		1.26		.57
Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.02)		1.01		.58		(.27)		1.57		.78

Less: Dividends and Distributions
Dividends from net investment income	(.54)		(.22)		(.25)		(.08)		(.29)		(.19)
Distributions from net realized gain on investment transactions	(.91)		(.07)		(.45)		(.45)		– 0	–	– 0	–

Total dividends and distributions	(1.45)		(.29)		(.70)		(.53)		(.29)		(.19)

Net asset value, end of period	$ 12.49		$ 13.96		$ 13.24		$ 13.36		$ 14.16		$ 12.88

Total Return
Total investment return based on net asset value(d)	(.45)%		7.84	%*‡+	4.48	%*	(1.96	)%*	12.29	%*	6.37	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$38,315		$39,646		$39,382		$40,917		$40,249		$27,789
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)†	.74	%^	.84%		.89%		.88%		.89%		.94%
Expenses, before waivers/reimbursements(e)†	.96	%^	1.00%		.94%		.94%		.90%		.94%
Net investment income	2.99	%^(b)	2.81	%(b)‡	1.55	%(b)	1.61	%(b)	2.24	%(b)	1.60%
Portfolio turnover rate	26%		85%		25%		29%		58%		32%
† Expense ratios exclude the acquired fund fees of affiliated/unaffiliated underlying portfolios:	.06	%^	.11%		.16%		.17%		.01%		– 0	–

See footnote summary on page 87.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of fees and expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	In connection with the Fund’s investments in affiliated/unaffiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of affiliated/unaffiliated acquired fund fees and expenses, and for the year ended August 31, 2017 such waiver amounted .04%.

‡	For the year ended August 31, 2017 the amount includes a refund for overbilling of prior years’ custody out of pocket fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$.012	.09%	.09%

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the years ended August 31, 2017, August 31, 2016, August 31, 2015, August 31, 2014 and August 31, 2013 by .01%, .02%, .05%, .01% and .01%, respectively.

+	The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

^	Annualized.

See notes to financial statements.

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BOARD OF TRUSTEES

TRUSTEES

Marshall C. Turner, Jr.(1), Chairman Michael J. Downey(1) William H. Foulk, Jr.(1) Nancy P. Jacklin(1)	Robert M. Keith, President and Chief Executive Officer Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Morgan C. Harting(2), Vice President Daniel J. Loewy(2), Vice President Emilie D. Wrapp, Clerk Joseph J. Mantineo, Treasurer and Chief Financial Officer	Phyllis J. Clarke, Controller and Chief Accounting Officer Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public

Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2	The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s Multi-Asset Solutions Team. Messrs. Harting and Loewy are the investment professionals primarily responsible for the day-to-day management of Tax-Managed All Market Income Portfolio.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of The AB Portfolios (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Tax-Managed All Market Income Portfolio (formerly AB Tax-Managed Balanced Wealth Strategy) (the “Fund”) at a meeting held on August 1-2, 2017 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer), who acted as their independent fee consultant, of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material

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factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2015 and 2016 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationships with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationships with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the

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Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a peer group and a peer universe, and information prepared by the Adviser showing performance of the Class A Shares of the Fund against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2017 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, and their discussion with the Adviser of the reasons for the Fund’s underperformance in certain periods, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates paid by other funds in the same category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median.

The Adviser informed the directors that there were no institutional products managed by it that have a substantially similar investment style.

The directors noted that the Fund invests in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts, and that the Adviser had provided, and they had reviewed, information about the expense ratios of the relevant ETFs. The directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures for a fund or to temporarily “equitize” cash inflows pending purchases of underlying securities, that the advisory fee for the Fund is paid for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

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The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year and the information included the pro forma expense ratio to reflect a reduction in the Fund’s expense ratio effective since the recent changes to the Fund’s investment strategies. The directors considered the effects of any fee waivers and/or expense reimbursements as a result of the Adviser’s expense cap. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s pro forma expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedules for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

Sustainable International Thematic Fund1

INTERNATIONAL/ GLOBAL EQUITY (continued)

INTERNATIONAL/ GLOBAL VALUE

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio1

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

CLOSED-END FUNDS

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio1, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Money Market Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to November 10, 2017, Government Money Market Portfolio was named Government Exchange Reserves; prior to January 8, 2018, Sustainable International Thematic Fund was named International Growth Fund; prior to February 23, 2018, FlexFee High Yield Portfolio was named High Yield Portfolio.

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NOTES

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NOTES

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NOTES

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NOTES

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NOTES

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NOTES

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NOTES

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AB TAX-MANAGED ALL MARKET INCOME PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

TAMI-0152-0218

FEB    02.28.18

SEMI-ANNUAL REPORT

AB TAX-MANAGED WEALTH APPRECIATION STRATEGY

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Tax-Managed Wealth Appreciation Strategy (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB TAX-MANAGED WEALTH APPRECIATION STRATEGY | 1

SEMI-ANNUAL REPORT

April 6, 2018

This report provides management’s discussion of fund performance for AB Tax-Managed Wealth Appreciation Strategy for the semi-annual reporting period ended February 28, 2018.

Effective July 14, 2017, the Fund made certain changes to its principal strategies, including eliminating static asset allocation targets for investment. The Fund also previously allocated approximately one third of its assets to “diversification investments”, which included alternative investments; these assets have been reallocated in a manner consistent with the Fund’s new principal strategies. Accordingly, the performance shown prior to July 14, 2017 is based on the Fund’s prior principal strategies and may not be representative of the Fund’s performance under its current principal strategies.

The Fund’s investment objective is long-term growth of capital.

NAV RETURNS AS OF FEBRUARY 28, 2018 (unaudited)

	6 Months	12 Months
AB TAX-MANAGED WEALTH APPRECIATION STRATEGY[1]
Class A Shares	9.32%	18.16%
Class B Shares[2]	8.88%	17.24%
Class C Shares	8.94%	17.31%
Advisor Class Shares[3]	9.47%	18.51%
Primary Benchmark: MSCI ACWI (net)[4]	9.07%	18.79%
S&P 500 Index	10.84%	17.10%
MSCI ACWI ex-US (net)	7.59%	21.63%
Blended Benchmark: 60% S&P 500 Index / 40% MSCI ACWI ex-US (net)	9.53%	18.92%

1	Includes the impact of proceeds received and credited to the Fund resulting from class-action settlements, which enhanced the performance of all share classes of the Fund for the six- and 12-month periods ended February 28, 2018, by 0.02% and 0.03%, respectively.

2	Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for additional information.

3	Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

4	Effective July 14, 2017, in connection with the changes in investment strategy, the broad-based index used for comparison with the Fund’s performance has changed from the S&P 500 to the MSCI ACWI (net) because the new index more closely reflects the Fund’s investments.

Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

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INVESTMENT RESULTS

The preceding table shows the Fund’s performance compared to its primary benchmark, the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) net, for the six- and 12-month periods ended February 28, 2018. Also included are the Fund’s previous benchmarks: the Standard and Poor’s (“S&P”) 500 Index, the MSCI ACWI ex-US (net) and the blended benchmark, composed of 60% S&P 500 Index / 40% MSCI ACWI ex-US (net).

For the six-month period, Class A and Advisor Class shares outperformed the primary benchmark, while Class B and C shares underperformed, before sales charges. The Fund’s overall allocation of 60% US stocks and 40% non-US stocks contributed to performance, relative to the benchmark, as US large-cap stocks outperformed their global peers. Within regional allocations, positive stock selection in international developed markets and small/mid-cap stocks in the US contributed, while stock selection in US large caps and emerging markets detracted.

For the 12-month period, all share classes of the Fund underperformed the primary benchmark, before sales charges. During the pre-transition period from March 1, 2017 through June 30, 2017, the diversifiers in the Fund, real assets and volatility management, as well as US and non-US value stocks, underperformed the quickly appreciating equity markets.

During the post-transition period from July 1, 2017 through February 28, 2018, the Fund’s overall allocation of 60% US stocks and 40% non-US contributed to performance. Stock selection within regions was mixed, as positive stock selection in international developed markets and small/mid-cap stocks in the US contributed, while stock selection in US large caps and emerging markets detracted.

The Fund utilized derivatives in the form of futures and currency forwards for hedging and investment purposes, which added to absolute returns during both periods.

MARKET REVIEW AND INVESTMENT STRATEGY

During the six-month period ended February 28, 2018, global equities rallied amid strong corporate earnings and robust global growth data. Tax reform in the US propelled stocks higher, before and after the Tax Cuts and Jobs Act was signed into law. However, improving economic data became a cause of concern for investors toward the end of the period, after the US saw its best year-over-year growth rate in wages since June 2009. Investor sentiment was weighed down by fears regarding a potential acceleration in inflation and the risk of the US Federal Reserve tightening monetary policy faster than expected and driving bond yields higher. In February, global equities declined significantly for the first time since early 2016, before recovering modestly.

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During the pre-transition period, the Fund included diversifiers, investments that are less sensitive to the direction of the equity markets. During the post-transition period, the Fund evolved to provide the potential for higher returns, while maintaining similar levels of risk by removing the allocation to diversifiers and introducing new equity services to the Fund. The Fund’s Senior Investment Management Team (the “Team”) seeks improved equity risk control by utilizing the Adviser’s Strategic Equities services as the core equity allocation to US and international markets. This more diversified exposure across equity markets and emphasis on a broader set of stocks, which includes companies with historical and projected stable earnings and higher profitability, eliminated the need for diversifiers to limit volatility.

The Team believes this new allocation offers the potential to achieve higher returns, with similar levels of volatility, increasing risk-adjusted returns in an all-equity service to meet the long-term growth goal—growth of capital.

INVESTMENT POLICIES

The Fund invests primarily in equity securities, either directly or through underlying investment companies advised by the Adviser (“Underlying Portfolios”). A majority of the Fund’s assets are expected to be invested directly in US large-cap equity securities, primarily common stocks, in accordance with the Adviser’s US Strategic Equities investment strategy (“US Strategic Equities”), as described below. In addition, the Fund seeks to achieve exposure to international large-cap equity securities through investments in the International Strategic Equities Portfolio of Bernstein Fund, Inc. (“Bernstein International Strategic Equities Portfolio”) and the Tax-Managed International Portfolio of Sanford C. Bernstein Fund, Inc. (“SCB Tax-Managed International Portfolio”), each a registered investment company advised by the Adviser. The Fund also invests in other Underlying Portfolios to efficiently gain exposure to certain other types of equity securities, including small- and mid-cap and emerging-market equity securities. An Underlying Portfolio is selected based on the segment of the equity market to which the Underlying Portfolio provides exposure, its investment philosophy, and how it complements and diversifies the Fund’s overall portfolio.

Under US Strategic Equities, portfolio managers of the Adviser that specialize in various investment disciplines identify high-conviction large-cap equity securities based on their fundamental investment research for potential investment by the Fund. These securities are then assessed in terms of both this fundamental research and quantitative analysis in creating the Fund’s portfolio. In applying the quantitative analysis, the Adviser considers a number of metrics that historically have provided some indication of favorable future returns,

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(continued on next page)

including metrics related to valuation, quality, investor behavior and corporate behavior.

Bernstein International Strategic Equities Portfolio and SCB Tax-Managed International Portfolio focus on investing in non-US large-cap and mid-cap equity securities. Bernstein International Strategic Equities Portfolio follows a strategy similar to US Strategic Equities, but in the international context. In managing SCB Tax-Managed International Portfolio, the Adviser selects stocks by drawing on the capabilities of its separate investment teams specializing in different investment disciplines, including value, growth, stability and others.

Fluctuations in currency exchange rates can have a dramatic impact on the returns of foreign equity securities. The Adviser may employ currency hedging strategies in the Fund or the Underlying Portfolios, including the use of currency-related derivatives, to seek to reduce currency risk in the Fund or the Underlying Portfolios, but it is not required to do so.

The Fund seeks to maximize after-tax returns to shareholders by taking into account the tax impact of buy and sell investment decisions on its shareholders. For example, the Adviser may sell certain securities in order to realize capital losses. Capital losses may be used to offset realized capital gains. To minimize capital gains distributions, the Adviser may sell securities in the Fund with the highest cost basis. The Adviser may monitor the length of time the Fund has held an investment to evaluate whether the investment should be sold at a short-term gain or held for a longer period so that the gain on the investment will be taxed at the lower long-term rate. In making this decision, the Adviser considers whether, in its judgment, the risk of continued exposure to the investment is worth the tax savings of a lower capital gains rate. There can be no assurance that any of these strategies will be effective or that their use will not adversely affect the gross returns of the Fund.

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DISCLOSURES AND RISKS

Benchmark Disclosure

All indices are unmanaged and do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The MSCI ACWI (net, free float-adjusted, market capitalization weighted) represents the equity market performance of developed and emerging markets. The S&P 500 Index includes 500 US stocks and is a common representation of the performance of the overall US stock market. The MSCI ACWI ex-US (net, free float-adjusted, market capitalization weighted) represents the equity market performance of developed and emerging markets, excluding the United States. MSCI makes no express or implied warranties or representations, and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices, any securities or financial products. This report is not approved, reviewed or produced by MSCI. Net returns include the reinvestment of dividends after deduction of non-US withholding tax. An investor cannot invest directly in an index or average, and their results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock, bond or commodities markets fluctuate. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

Foreign (Non-US) Risk: The Fund’s investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Emerging-Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Capitalization Risk: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies have limited product lines, markets, or financial resources.

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DISCLOSURES AND RISKS (continued)

Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies are subject to market and selection risk. In addition, shareholders of the Fund bear both their proportionate share of expenses in the Fund (including management fees) and, indirectly, the expenses of the investment companies (to the extent these expenses are not waived or reimbursed by the Adviser).

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com. The performance shown for periods prior to July 14, 2017 is based on the Fund’s prior principal strategies and may not be representative of the Fund’s performance under its current principal strategies.

All fees and expenses related to the operation of the Fund have been deducted. Net asset value (“NAV”) returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4) and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2018 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	18.16%	13.15%
5 Years	10.37%	9.41%
10 Years	4.93%	4.47%
CLASS B SHARES
1 Year	17.24%	13.24%
5 Years	9.54%	9.54%
10 Years[1]	4.30%	4.30%
CLASS C SHARES
1 Year	17.31%	16.31%
5 Years	9.56%	9.56%
10 Years	4.17%	4.17%
ADVISOR CLASS SHARES[2]
1 Year	18.51%	18.51%
5 Years	10.67%	10.67%
10 Years	5.21%	5.21%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.45%, 2.24%, 2.21% and 1.20% for Class A, Class B, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursement agreements reduced the Fund’s annual operating expense ratios to 1.05%, 1.84%, 1.81% and 0.80% for Class A, Class B, Class C and Advisor Class shares, respectively. These waivers/reimbursement agreements may not be terminated before December 31, 2018. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	Assumes conversion of Class B shares into Class A shares after eight years.

2	This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

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HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

MARCH 31, 2018 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	10.27%
5 Years	8.58%
10 Years	4.41%
CLASS B SHARES
1 Year	10.26%
5 Years	8.69%
10 Years[1]	4.22%
CLASS C SHARES
1 Year	13.30%
5 Years	8.71%
10 Years	4.09%
ADVISOR CLASS SHARES[2]
1 Year	15.45%
5 Years	9.81%
10 Years	5.14%

1	Assumes conversion of Class B shares into Class A shares after eight years.

2	Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

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HISTORICAL PERFORMANCE (continued)

RETURNS AFTER TAXES ON DISTRIBUTIONS

AS OF THE MOST RECENT CALENDAR QUARTER-END

MARCH 31, 2018 (unaudited)

Returns
CLASS A SHARES
1 Year	6.94%
5 Years	7.07%
10 Years	3.59%
CLASS B SHARES
1 Year	7.11%
5 Years	7.48%
10 Years[1]	3.57%
CLASS C SHARES
1 Year	10.15%
5 Years	7.45%
10 Years	3.46%
ADVISOR CLASS SHARES[2]
1 Year	11.89%
5 Years	8.20%
10 Years	4.25%

RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES

AS OF THE MOST RECENT CALENDAR QUARTER-END

MARCH 31, 2018 (unaudited)

Returns
CLASS A SHARES
1 Year	7.89%
5 Years	6.46%
10 Years	3.34%
CLASS B SHARES
1 Year	7.92%
5 Years	6.67%
10 Years[1]	3.23%
CLASS C SHARES
1 Year	9.65%
5 Years	6.67%
10 Years	3.14%
ADVISOR CLASS SHARES[2]
1 Year	10.93%
5 Years	7.43%
10 Years	3.93%

(footnotes continued on next page)

10 | AB TAX-MANAGED WEALTH APPRECIATION STRATEGY	abfunds.com

HISTORICAL PERFORMANCE (continued)

1	Assumes conversion of Class B shares into Class A shares after eight years.

2	Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

abfunds.com	AB TAX-MANAGED WEALTH APPRECIATION STRATEGY | 11

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12 | AB TAX-MANAGED WEALTH APPRECIATION STRATEGY	abfunds.com

EXPENSE EXAMPLE (continued)

	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,093.20	$3.22	0.62%	$5.35	1.03%
Hypothetical**	$1,000	$1,021.72	$3.11	0.62%	$5.16	1.03%
Class B
Actual	$1,000	$1,088.80	$7.25	1.40%	$9.37	1.81%
Hypothetical**	$1,000	$1,017.85	$7.00	1.40%	$9.06	1.81%
Class C
Actual	$1,000	$1,089.40	$7.10	1.37%	$9.22	1.78%
Hypothetical**	$1,000	$1,018.00	$6.85	1.37%	$8.91	1.78%
Advisor Class
Actual	$1,000	$1,094.70	$1.92	0.37%	$4.05	0.78%
Hypothetical**	$1,000	$1,022.96	$1.86	0.37%	$3.91	0.78%

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

+	In connection with the Fund’s investments in affiliated/unaffiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Fund’s total expenses are equal to the classes’ annualized expense ratio plus the Fund’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

abfunds.com	AB TAX-MANAGED WEALTH APPRECIATION STRATEGY | 13

PORTFOLIO SUMMARY

February 28, 2018 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $736.9

1	All data are as of February 28, 2018. The Fund’s security type and sector breakdowns are expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). Sectors shown include investments of Underlying Portfolios.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

14 | AB TAX-MANAGED WEALTH APPRECIATION STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS

February 28, 2018 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 52.6%
Information Technology – 14.7%
Communications Equipment – 0.8%
Cisco Systems, Inc.	107,060	$4,794,147
Nokia Oyj (Sponsored ADR) – Class A	233,010	1,351,458

		6,145,605

Electronic Equipment, Instruments & Components – 0.4%
CDW Corp./DE	46,013	3,355,728

Internet Software & Services – 4.2%
Alphabet, Inc. – Class A(a)	1,345	1,484,772
Alphabet, Inc. – Class C(a)	12,360	13,654,463
eBay, Inc.(a)	67,379	2,887,864
Facebook, Inc. – Class A(a)	72,867	12,993,644

		31,020,743

IT Services – 1.5%
Fiserv, Inc.(a)	3,180	455,980
Total System Services, Inc.	20,066	1,764,805
Visa, Inc. – Class A	70,464	8,662,844

		10,883,629

Semiconductors & Semiconductor Equipment – 2.0%
Intel Corp.	97,816	4,821,351
Texas Instruments, Inc.	49,598	5,373,943
Xilinx, Inc.	59,159	4,215,079

		14,410,373

Software – 2.9%
Adobe Systems, Inc.(a)	10,938	2,287,464
Electronic Arts, Inc.(a)	4,384	542,301
Microsoft Corp.	111,729	10,476,828
Oracle Corp.	157,911	8,001,350

		21,307,943

Technology Hardware, Storage & Peripherals – 2.9%
Apple, Inc.	87,152	15,523,514
HP, Inc.	154,028	3,602,715
Xerox Corp.	73,806	2,237,798

		21,364,027

		108,488,048

Financials – 8.8%
Banks – 5.1%
Bank of America Corp.	372,263	11,949,643
Citigroup, Inc.	81,488	6,151,529
JPMorgan Chase & Co.	90,932	10,502,646
US Bancorp	24,361	1,324,264
Wells Fargo & Co.	127,381	7,440,324

		37,368,406

abfunds.com	AB TAX-MANAGED WEALTH APPRECIATION STRATEGY | 15

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Capital Markets – 1.2%
Goldman Sachs Group, Inc. (The)	20,501	$5,390,328
S&P Global, Inc.	18,247	3,499,774

		8,890,102

Consumer Finance – 0.5%
Capital One Financial Corp.	4,640	454,395
Synchrony Financial	101,334	3,687,544

		4,141,939

Insurance – 2.0%
Allstate Corp. (The)	13,087	1,207,407
American International Group, Inc.	62,419	3,579,106
Everest Re Group Ltd.	14,451	3,471,708
FNF Group	44,313	1,769,418
Progressive Corp. (The)	79,871	4,598,972

		14,626,611

		65,027,058

Health Care – 8.6%
Biotechnology – 1.1%
Biogen, Inc.(a)	14,535	4,200,470
Gilead Sciences, Inc.	54,877	4,320,466

		8,520,936

Health Care Equipment & Supplies – 1.2%
Edwards Lifesciences Corp.(a)	31,487	4,208,867
Intuitive Surgical, Inc.(a)	4,771	2,034,593
Medtronic PLC	30,154	2,409,003

		8,652,463

Health Care Providers & Services – 3.5%
Aetna, Inc.	33,645	5,957,184
Anthem, Inc.	15,580	3,667,220
Cigna Corp.	16,232	3,179,687
McKesson Corp.	22,553	3,365,584
Quest Diagnostics, Inc.	35,334	3,641,169
UnitedHealth Group, Inc.	26,833	6,068,551

		25,879,395

Health Care Technology – 0.4%
Cerner Corp.(a)	43,367	2,782,427

Pharmaceuticals – 2.4%
Johnson & Johnson	36,867	4,788,286
Merck & Co., Inc.	76,800	4,164,096
Pfizer, Inc.	150,937	5,480,523
Zoetis, Inc.	39,761	3,215,074

		17,647,979

		63,483,200

16 | AB TAX-MANAGED WEALTH APPRECIATION STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Consumer Discretionary – 5.6%
Auto Components – 0.5%
Magna International, Inc. (New York) – Class A	61,846	$3,399,675

Hotels, Restaurants & Leisure – 0.6%
McDonald’s Corp.	22,196	3,501,197
Starbucks Corp.	11,118	634,838

		4,136,035

Internet & Direct Marketing Retail – 0.1%
Booking Holdings, Inc.(a)	566	1,151,267

Media – 1.7%
CBS Corp. – Class B	54,181	2,869,967
Comcast Corp. – Class A	190,858	6,910,968
Walt Disney Co. (The)	29,704	3,064,265

		12,845,200

Specialty Retail – 2.1%
Home Depot, Inc. (The)	40,865	7,448,463
Ross Stores, Inc.	46,465	3,628,452
TJX Cos., Inc. (The)	54,534	4,508,871

		15,585,786

Textiles, Apparel & Luxury Goods – 0.6%
NIKE, Inc. – Class B	65,504	4,390,733

		41,508,696

Industrials – 4.8%
Aerospace & Defense – 2.5%
Boeing Co. (The)	17,025	6,166,625
L3 Technologies, Inc.	10,284	2,134,444
Northrop Grumman Corp.	16,769	5,869,821
Raytheon Co.	17,951	3,904,522

		18,075,412

Airlines – 0.4%
Delta Air Lines, Inc.	48,076	2,591,296

Building Products – 0.0%
AO Smith Corp.	2,293	147,188

Electrical Equipment – 0.4%
Eaton Corp. PLC	41,165	3,322,016

Industrial Conglomerates – 0.8%
Honeywell International, Inc.	34,891	5,272,379
Roper Technologies, Inc.	2,143	589,518

		5,861,897

abfunds.com	AB TAX-MANAGED WEALTH APPRECIATION STRATEGY | 17

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Machinery – 0.1%
Deere & Co.	3,187	$512,693
Oshkosh Corp.	4,325	341,372

		854,065

Road & Rail – 0.6%
Norfolk Southern Corp.	34,512	4,799,929

		35,651,803

Consumer Staples – 3.8%
Beverages – 0.8%
Constellation Brands, Inc. – Class A	4,801	1,034,519
PepsiCo, Inc.	44,411	4,873,219

		5,907,738

Food & Staples Retailing – 1.2%
Costco Wholesale Corp.	21,673	4,137,376
Walmart, Inc.	54,198	4,878,362

		9,015,738

Food Products – 0.4%
Tyson Foods, Inc. – Class A	42,555	3,165,241

Household Products – 0.6%
Procter & Gamble Co. (The)	55,988	4,396,178

Tobacco – 0.8%
Altria Group, Inc.	89,311	5,622,127

		28,107,022

Energy – 2.9%
Energy Equipment & Services – 0.4%
Schlumberger Ltd.	39,408	2,586,741

Oil, Gas & Consumable Fuels – 2.5%
Chevron Corp.	45,245	5,063,820
Devon Energy Corp.	25,784	790,795
EOG Resources, Inc.	43,613	4,423,230
Exxon Mobil Corp.	48,651	3,684,827
Hess Corp.	23,725	1,077,590
Marathon Petroleum Corp.	51,560	3,302,934

		18,343,196

		20,929,937

Utilities – 1.4%
Electric Utilities – 1.0%
American Electric Power Co., Inc.	67,076	4,398,844
Edison International	42,669	2,585,315

		6,984,159

Multi-Utilities – 0.4%
NiSource, Inc.	134,854	3,119,173

		10,103,332

18 | AB TAX-MANAGED WEALTH APPRECIATION STRATEGY	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Real Estate – 1.1%
Equity Real Estate Investment Trusts (REITs) – 1.1%
Crown Castle International Corp.	41,083	$4,521,595
Mid-America Apartment Communities, Inc.	40,515	3,476,997

		7,998,592

Materials – 0.6%
Chemicals – 0.6%
DowDuPont, Inc.	63,288	4,449,146

Telecommunication Services – 0.3%
Wireless Telecommunication Services – 0.3%
T-Mobile US, Inc.(a)	34,179	2,071,589

Total Common Stocks (cost $299,785,094)		387,818,423

INVESTMENT COMPANIES – 46.9%
Funds and Investment Trusts – 46.9%(b)(c)
AB Discovery Growth Fund, Inc. – Class Z(a)	1,491,099	17,908,101
AB Discovery Value Fund, Inc. – Class Z	782,670	17,062,214
Bernstein Fund, Inc. – International Small Cap Portfolio – Class Z	3,436,168	44,601,466
Bernstein Fund, Inc. – International Strategic Equities Portfolio – Class Z	11,110,345	146,656,552
Bernstein Fund, Inc. – Small Cap Core Portfolio – Class Z	1,452,164	17,033,878
Sanford C. Bernstein Fund, Inc. – Emerging Markets Portfolio – Class Z	609,624	20,532,142
Sanford C. Bernstein Fund, Inc. – Tax-Managed International Portfolio – Class Z	4,464,614	82,148,895

Total Investment Companies (cost $325,205,248)		345,943,248

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.20%(b)(c)(d) (cost $3,504,316)	3,504,316	3,504,316

Total Investments – 100.0% (cost $628,494,658)		737,265,987
Other assets less liabilities – 0.0%		(350,878)

Net Assets – 100.0%		$736,915,109

(a)	Non-income producing security.

abfunds.com	AB TAX-MANAGED WEALTH APPRECIATION STRATEGY | 19

PORTFOLIO OF INVESTMENTS (continued)

(b)	Affiliated investments.

(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(d)	The rate shown represents the 7-day yield as of period end.

Glossary:

ADR – American Depositary Receipt

See notes to financial statements.

20 | AB TAX-MANAGED WEALTH APPRECIATION STRATEGY	abfunds.com

STATEMENT OF ASSETS & LIABILITIES

February 28, 2018 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $299,785,094)	$387,818,423
Affiliated issuers (cost $328,709,564)	349,447,564
Foreign currencies, at value (cost $2)	2
Unaffiliated dividends receivable	821,448
Receivable for shares of beneficial interest sold	592,664
Receivable for investment securities sold	458,021
Other assets	164,995
Affiliated dividends receivable	2,916

Total assets	739,306,033

Liabilities
Payable for investment securities purchased	1,553,925
Payable for shares of beneficial interest redeemed	492,782
Advisory fee payable	180,308
Transfer Agent fee payable	16,989
Distribution fee payable	15,206
Administrative fee payable	10,059
Trustees’ fees payable	208
Accrued expenses	121,447

Total liabilities	2,390,924

Net Assets	$736,915,109

Composition of Net Assets
Shares of beneficial interest, at par	$449
Additional paid-in capital	601,661,991
Distributions in excess of net investment income	(340,914)
Accumulated net realized gain on investment and foreign currency transactions	26,811,264
Net unrealized appreciation on investments and foreign currency denominated assets and liabilities	108,782,319

$736,915,109

Net Asset Value Per Share—unlimited shares authorized, $.00001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$40,635,219	2,486,205	$16.34	*

B	$398,264	24,507	$16.25

C	$9,051,491	561,558	$16.12

Advisor	$686,830,135	41,871,085	$16.40

*	The maximum offering price per share for Class A shares was $17.07 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB TAX-MANAGED WEALTH APPRECIATION STRATEGY | 21

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2018 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $9,673)	$3,161,755
Affiliated issuers	5,388,928
Interest	25	$8,550,708

Expenses
Advisory fee (see Note B)	2,331,400
Distribution fee—Class A	50,951
Distribution fee—Class B	1,979
Distribution fee—Class C	46,608
Transfer agency—Class A	4,283
Transfer agency—Class B	98
Transfer agency—Class C	1,118
Transfer agency—Advisor Class	70,065
Custodian	117,701
Legal	47,052
Administrative	31,933
Registration fees	29,840
Audit and tax	29,707
Printing	18,795
Trustees’ fees	13,514
Miscellaneous	17,194

Total expenses	2,812,238
Less: expenses waived and reimbursed by the Adviser (see Note B)	(1,389,432)

Net expenses		1,422,806

Net investment income		7,127,902

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Affiliated Underlying Portfolios		668,459
Investment transactions		19,759,374
Forward currency exchange contracts		(34,244)
Futures		24,738
Foreign currency transactions		7,125
Net realized gain distributions from Affiliated Underlying Portfolios		5,052,121
Net change in unrealized appreciation/depreciation of:
Affiliated Underlying Portfolios		16,921,338
Investments		15,262,886
Forward currency exchange contracts		34,244
Foreign currency denominated assets and liabilities		(2,897)

Net gain on investment and foreign currency transactions		57,693,144

Net Increase in Net Assets from Operations		$64,821,046

See notes to financial statements.

22 | AB TAX-MANAGED WEALTH APPRECIATION STRATEGY	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2018 (unaudited)	Year Ended August 31, 2017
Increase in Net Assets from Operations
Net investment income	$7,127,902	$19,580,421
Net realized gain on investment and foreign currency transactions	20,425,452	27,776,881
Net realized gain distributions from Affiliated Underlying Portfolios	5,052,121	48,498,022
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	32,215,571	1,400,068

Net increase in net assets from operations	64,821,046	97,255,392
Dividends and Distributions to Shareholders from
Net investment income
Class A	(909,011)	(607,091)
Class B	(5,411)	(4,431)
Class C	(123,214)	(164,450)
Advisor Class	(16,158,951)	(13,450,035)
Net realized gain on investment transactions
Class A	(3,796,607)	(298,821)
Class B	(36,996)	(4,468)
Class C	(888,255)	(133,493)
Advisor Class	(61,260,410)	(5,844,092)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	67,359,177	(75,794,795)

Total increase	49,001,368	953,716
Net Assets
Beginning of period	687,913,741	686,960,025

End of period (including distributions in excess of net investment income of ($340,914) and undistributed net investment income of $9,727,771, respectively)	$736,915,109	$687,913,741

See notes to financial statements.

abfunds.com	AB TAX-MANAGED WEALTH APPRECIATION STRATEGY | 23

NOTES TO FINANCIAL STATEMENTS

February 28, 2018 (unaudited)

NOTE A

Significant Accounting Policies

The AB Portfolios (the “Company”) was organized as a Massachusetts Business Trust on March 26, 1987 and is registered under the Investment Company Act of 1940 as a diversified, open end management investment company. The Company operates as a series company currently comprised of six series. Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates to the AB Tax-Managed Wealth Appreciation Strategy (the “Strategy”). The Strategy offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Strategy to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AB Mutual Fund, (ii) for purposes of dividend reinvestment, (iii) through the Strategy’s Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Effective April 10, 2017, Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All four classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Strategy is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Strategy.

24 | AB TAX-MANAGED WEALTH APPRECIATION STRATEGY	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Trustees (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties.

abfunds.com	AB TAX-MANAGED WEALTH APPRECIATION STRATEGY | 25

NOTES TO FINANCIAL STATEMENTS (continued)

Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Strategy may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Strategy values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Strategy generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

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NOTES TO FINANCIAL STATEMENTS (continued)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of February 28, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$387,818,423		$	– 0	–	$	– 0	–	$387,818,423
Investment Companies	345,943,248			– 0	–		– 0	–	345,943,248
Short-Term Investments	3,504,316			– 0	–		– 0	–	3,504,316

Total Investments in Securities	737,265,987			– 0	–		– 0	–	737,265,987
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total(c)	$737,265,987		$	– 0	–	$	– 0	–	$737,265,987

(a)	See Portfolio of Investments for sector classifications.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

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NOTES TO FINANCIAL STATEMENTS (continued)

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

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NOTES TO FINANCIAL STATEMENTS (continued)

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Strategy’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Strategy’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Strategy may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Strategy’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Strategy’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Strategy is informed of the dividend. Investment gains or losses are determined on the identified cost basis. The Strategy amortizes premiums and accretes discounts as adjustments to interest income. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold.

6. Class Allocations

All income earned and expenses incurred by the Strategy are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Strategy represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each series or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

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NOTES TO FINANCIAL STATEMENTS (continued)

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement (the “Advisory Agreement”), the Strategy pays the Adviser an advisory fee at an annual rate of .65% of the first $2.5 billion, .55% of the next $2.5 billion and .50% in excess of $5 billion of the Strategy’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the Advisory Agreement, the Strategy may reimburse the Adviser for certain legal and accounting services provided to the Strategy by the Adviser. For the six months ended February 28, 2018, the reimbursement for such services amounted to $31,933.

The Strategy may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. In connection with the investment by the Strategy in the Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Strategy in an amount equal to the Strategy’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Strategy as an acquired fund fee and expense. For the six months ended February 28, 2018, such waivers amounted to $2,117.

In connection with the Strategy’s investments in other AB mutual funds, the Adviser has contractually agreed to waive fees and/or reimburse the expenses payable to the Adviser by the Strategy in an amount equal to the Strategy’s share of the advisory fees of AB mutual funds, as paid by the Strategy as an acquired fund fee and expense. These fee waivers and/or expense reimbursements will remain in effect until December 31, 2018. For the six months ended February 28, 2018, such waivers and/or reimbursements amounted to $1,387,315.

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NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Strategy’s transactions in AB mutual funds for the six months ended February 28, 2018 is as follows:

											Distributions
Fund	Market Value 8/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./ (Depr.) (000)			Market Value 2/28/18 (000)	Dividend Income (000)		Realized Gains (000)
Government Money Market Portfolio	$2,764	$42,304	$41,563	$	– 0	–	$	– 0	–	$3,505	$10		$	– 0	–
AB Discovery Growth Fund, Inc.	16,720	1,103	1,880		153			1,812		17,908	– 0	–		1,102
AB Discovery Value Fund, Inc.	16,338	1,127	708		29			276		17,062	85			1,044
Bernstein Fund, Inc. –
International Small Cap Portfolio	41,608	1,613	461		27			1,814		44,601	1,036			577
International Strategic Equities Portfolio	136,294	7,731	5,111		309			7,434		146,657	1,940			2,146
Small Cap Core Portfolio	16,404	1,028	629		30			201		17,034	846			183
Sanford C. Bernstein Fund, Inc. –
Emerging Markets Portfolio	19,683	709	1,245		102			1,283		20,532	209			– 0	–
Tax-Managed International Portfolio	76,671	1,763	404		18			4,101		82,149	1,263			– 0	–

Total					$668			$16,921		$349,448	$5,389			$5,052

The Strategy compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Strategy. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $56,357 for the six months ended February 28, 2018.

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NOTES TO FINANCIAL STATEMENTS (continued)

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Strategy’s shares. The Distributor has advised the Strategy that it has retained front-end sales charges of $390 from the sale of Class A shares and received $0, $7 and $96 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended February 28, 2018.

Brokerage commissions paid on investment transactions for the six months ended February 28, 2018 amounted to $7,577, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Plans

The Strategy has adopted a Plan for each class of shares of the Strategy pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a “Plan” and collectively the “Plans”). Under the Plans, the Strategy pays distribution and servicing fees to the Distributor at an annual rate of up to up to .50% of the Strategy’s average daily net assets attributable to Class A shares, 1% of the Strategy’s average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. Effective August 1, 2014, payments under the Class A shares are limited to an annual rate of .25% of Class A share’s average daily net assets. The Plans provide that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Strategy is not obligated under the Plans to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plans is to compensate the Distributor for its distribution services with respect to the sale of the Strategy’s shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plans are characterized by the staff of the Securities and Exchange Commission as being of the “compensation” plan.

In the event that a Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Strategy to the Distributor with respect to the relevant class. The Plans also provide that the Adviser may use its own resources to finance the distribution of the Strategy’s shares.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended February 28, 2018 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)...................	$97,189,616		$100,275,768
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$112,992,145
Gross unrealized depreciation	(4,220,816)

Net unrealized appreciation	$108,771,329

1. Derivative Financial Instruments

The Strategy may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Strategy, as well as the methods in which they may be used are:

•	Futures

The Strategy may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Strategy bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Strategy may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Strategy enters into futures, the Strategy deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Strategy agrees to receive

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NOTES TO FINANCIAL STATEMENTS (continued)

from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Strategy as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Strategy records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Strategy to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Strategy to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended February 28, 2018, the Strategy held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Strategy may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Strategy. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended February 28, 2018, the Strategy held forward currency exchange contracts for hedging and non-hedging purposes.

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NOTES TO FINANCIAL STATEMENTS (continued)

The Strategy typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Strategy typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Strategy’s net liability, held by the defaulting party, may be delayed or denied.

The Strategy’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Strategy decline below specific levels (“net asset contingent features”). If these levels are triggered, the Strategy’s OTC counterparty has the right to terminate such transaction and require the Strategy to pay or receive a settlement amount in connection with the terminated transaction.

During the six months ended February 28, 2018, the Strategy had entered into the following derivatives:

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	$24,738
Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation of forward currency exchange contracts	(34,244)	$34,244

Total		$(9,506)	$34,244

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NOTES TO FINANCIAL STATEMENTS (continued)

The following table represents the average monthly volume of the Strategy’s derivative transactions during the six months ended February 28, 2018:

Futures:
Average original value of buy contracts	$1,273,693	(a)
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$2,266,114	(b)
Average principal amount of sale contracts	$2,244,552	(b)

(a)	Positions were open for less than one month during the period.

(b)	Positions were open for two months during the period.

2. Currency Transactions

The Strategy may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Strategy may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Strategy may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Strategy and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Strategy may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Shares		Amount
	Six Months Ended February 28, 2018 (unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (unaudited)	Year Ended August 31, 2017

Class A
Shares sold	28,063	116,914	$470,736	$1,818,396

Shares issued in reinvestment of dividends and distributions	256,158	56,439	4,126,705	840,377

Shares converted from Class B	2,054	10,954	34,837	168,905

Shares converted from Class C	29,159	321,874	493,021	5,161,774

Shares redeemed	(172,011)	(311,467)	(2,909,330)	(4,802,420)

Net increase	143,423	194,714	$2,215,969	$3,187,032

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Six Months Ended February 28, 2018 (unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (unaudited)	Year Ended August 31, 2017

Class B
Shares sold	572	1,772	$9,700	$27,250

Shares issued in reinvestment of dividends and distributions	2,641	595	42,359	8,821

Shares converted to Class A	(2,072)	(11,068)	(34,837)	(168,905)

Shares redeemed	(378)	(6,481)	(6,400)	(100,445)

Net increase (decrease)	763	(15,182)	$10,822	$(233,279)

Class C
Shares sold	9,356	23,056	$157,882	$353,568

Shares issued in reinvestment of dividends and distributions	48,088	15,983	765,090	234,947

Shares converted to Class A	(29,653)	(326,774)	(493,021)	(5,161,774)

Shares redeemed	(32,584)	(116,329)	(545,432)	(1,769,291)

Net decrease	(4,793)	(404,064)	$(115,481)	$(6,342,550)

Advisor Class
Shares sold	2,804,796	3,988,404	$46,599,942	$62,370,312

Shares issued in reinvestment of dividends and distributions	4,285,617	1,064,976	69,255,567	15,900,099

Shares redeemed	(2,959,472)	(9,546,894)	(50,607,642)	(150,676,409)

Net increase (decrease)	4,130,941	(4,493,514)	$65,247,867	$(72,405,998)

NOTE F

Risks Involved in Investing in the Strategy

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Strategy’s investments or reduce its returns.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

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NOTES TO FINANCIAL STATEMENTS (continued)

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. In addition, shareholders of a Strategy bear both their proportionate share of expenses in the Strategy (including management fees) and, indirectly, the expenses of the investment companies (to the extent these expenses are not waived or reimbursed by the Adviser).

Indemnification Risk—In the ordinary course of business, the Strategy enters into contracts that contain a variety of indemnifications. The Strategy’s maximum exposure under these arrangements is unknown. However, the Strategy has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Strategy has not accrued any liability in connection with these indemnification provisions.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Strategy, participates in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Strategy did not utilize the Facility during the six months ended February 28, 2018.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending August 31, 2018 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended August 31, 2017 and August 31, 2016 were as follows:

	2017	2016
Distributions paid from:
Ordinary income	$14,799,804	$8,950,649
Net long-term capital gains	5,707,077	42,068,898

Total taxable distributions paid	$20,506,881	$51,019,547

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NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$15,165,974
Undistributed capital gains	62,231,755
Unrealized appreciation/(depreciation)	76,212,745	(a)

Total accumulated earnings/(deficit)	$153,610,474

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, return of capital distributions received from underlying securities, and the recognition for tax purposes of unrealized gains/losses on certain derivative instruments.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of August 31, 2017, the Strategy did not have any capital loss carryforwards.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Strategy’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended February 28, 2018 (unaudited)		Year Ended August 31,
			2017		2016		2015		2014		2013

Net asset value, beginning of period	$ 16.85		$ 15.08		$ 15.41		$ 16.51		$ 13.86		$ 11.85

Income From Investment Operations
Net investment income(a)	.15	(b)	.42	(b)	.17	(b)	.20	(b)	.32	(b)	.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.39		1.78		.60		(.91)		2.65		1.98
Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	1.54		2.20		.77		(.71)		2.97		2.08

Less: Dividends and Distributions
Dividends from net investment income	(.39)		(.29)		(.16)		(.25)		(.32)		(.07)
Distributions from net realized gain on investment transactions	(1.66)		(.14)		(.94)		(.14)		– 0	–	– 0	–

Total dividends and distributions	(2.05)		(.43)		(1.10)		(.39)		(.32)		(.07)

Net asset value, end of period	$ 16.34		$ 16.85		$ 15.08		$ 15.41		$ 16.51		$ 13.86

Total Return
Total investment return based on net asset value(d)	9.32	%*	14.98	%*	5.23	%*	(4.34	)%*	21.66%		17.65	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$40,635		$39,479		$32,398		$34,813		$39,534		$32,587
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)†	.62	%^	.88%		.93%		.93%		1.04%		1.07%
Expenses, before waivers/reimbursements(e)†	1.01	%^	1.01%		1.01%		1.00%		1.04%		1.07%
Net investment income	1.78	%(b)^	2.70	%(b)	1.16	%(b)	1.24	%(b)	2.05	%(b)	.80%
Portfolio turnover rate	13%		112%		47%		49%		61%		46%

† Expense ratios exclude the acquired fund fees of affiliated/unaffiliated underlying portfolios:	.41	%^	.23%		.23%		.23%		.01%		– 0	–

See footnote summary on page 44.

40 | AB TAX-MANAGED WEALTH APPRECIATION STRATEGY	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class B
	Six Months Ended February 28, 2018 (unaudited)		Year Ended August 31,
			2017		2016		2015		2014		2013

Net asset value, beginning of period	$ 16.69		$ 14.91		$ 15.19		$ 16.24		$ 13.61		$ 11.66

Income From Investment Operations
Net investment income(a)	.08	(b)	.27	(b)	.06	(b)	.08	(b)	.22	(b)	.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.38		1.79		.60		(.90)		2.59		1.94
Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	1.46		2.06		.66		(.82)		2.81		1.95

Less: Dividends and Distributions
Dividends from net investment income	(.24)		(.14)		– 0	–	(.09)		(.18)		– 0	–
Distributions from net realized gain on investment transactions	(1.66)		(.14)		(.94)		(.14)		– 0	–	– 0	–

Total dividends and distributions	(1.90)		(.28)		(.94)		(.23)		(.18)		– 0	–

Net asset value, end of period	$ 16.25		$ 16.69		$ 14.91		$ 15.19		$ 16.24		$ 13.61

Total Return
Total investment return based on net asset value(d)	8.88	%*	14.08	%*	4.50	%*	(5.09	)%*	20.79%		16.72	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$398		$396		$580		$821		$1,837		$2,709
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)†	1.40	%^	1.68%		1.69%		1.69%		1.76%		1.80%
Expenses, before waivers/reimbursements(e)†	1.78	%^	1.80%		1.77%		1.77%		1.76%		1.80%
Net investment income	.97	%(b)^	1.75	%(b)	.43	%(b)	.51	%(b)	1.43	%(b)	.08%
Portfolio turnover rate	13%		112%		47%		49%		61%		46%

† Expense ratios exclude the acquired fund fees of affiliated/unaffiliated underlying portfolios:	.41	%^	.23%		.23%		.23%		.01%		– 0	–

See footnote summary on page 44.

abfunds.com	AB TAX-MANAGED WEALTH APPRECIATION STRATEGY | 41

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended February 28, 2018 (unaudited)		Year Ended August 31,
			2017		2016		2015		2014		2013

Net asset value, beginning of period	$ 16.55		$ 14.82		$ 15.15		$ 16.23		$ 13.62		$ 11.67

Income From Investment Operations
Net investment income(a)	.09	(b)	.27	(b)	.06	(b)	.07	(b)	.21	(b)	.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.36		1.78		.59		(.87)		2.60		1.94
Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	1.45		2.05		.65		(.80)		2.81		1.95

Less: Dividends and Distributions
Dividends from net investment income	(.22)		(.18)		(.04)		(.14)		(.20)		– 0	–
Distributions from net realized gain on investment transactions	(1.66)		(.14)		(.94)		(.14)		– 0	–	– 0	–

Total dividends and distributions	(1.88)		(.32)		(.98)		(.28)		(.20)		– 0	–

Net asset value, end of period	$ 16.12		$ 16.55		$ 14.82		$ 15.15		$ 16.23		$ 13.62

Total Return
Total investment return based on net asset value(d)	8.94	%*	14.09	%*	4.44	%*	(4.99	)%*	20.83%		16.71	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,052		$9,373		$14,380		$16,102		$17,964		$16,589
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)†	1.37	%^	1.65%		1.68%		1.68%		1.75%		1.78%
Expenses, before waivers/reimbursements(e)†	1.76	%^	1.76%		1.76%		1.76%		1.75%		1.78%
Net investment income	1.02	%(b)^	1.78	%(b)	.42	%(b)	.47	%(b)	1.35	%(b)	.10%
Portfolio turnover rate	13%		112%		47%		49%		61%		46%

† Expense ratios exclude the acquired fund fees of affiliated/unaffiliated underlying portfolios:	.41	%^	.23%		.23%		.23%		.01%		– 0	–

See footnote summary on page 44.

42 | AB TAX-MANAGED WEALTH APPRECIATION STRATEGY	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Advisor Class
	Six Months Ended February 28, 2018 (unaudited)		Year Ended August 31,
			2017		2016		2015		2014		2013

Net asset value, beginning of period	$ 16.92		$ 15.14		$ 15.47		$ 16.58		$ 13.91		$ 11.90

Income From Investment Operations
Net investment income(a)	.17	(b)	.45	(b)	.21	(b)	.24	(b)	.37	(b)	.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.40		1.80		.61		(.91)		2.66		1.98
Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	1.57		2.25		.82		(.67)		3.03		2.12

Less: Dividends and Distributions
Dividends from net investment income	(.43)		(.33)		(.21)		(.30)		(.36)		(.11)
Distributions from net realized gain on investment transactions	(1.66)		(.14)		(.94)		(.14)		– 0	–	– 0	–

Total dividends and distributions	(2.09)		(.47)		(1.15)		(.44)		(.36)		(.11)

Net asset value, end of period	$ 16.40		$ 16.92		$ 15.14		$ 15.47		$ 16.58		$ 13.91

Total Return
Total investment return based on net asset value(d)	9.47	%*	15.27	%*	5.50	%*	(4.10	)%*	22.08%		17.95	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$686,830		$638,666		$639,602		$648,133		$687,496		$585,431
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)†	.37	%^	.64%		.68%		.68%		.74%		.77%
Expenses, before waivers/reimbursements(e)†	.76	%^	.76%		.76%		.76%		.74%		.77%
Net investment income	2.01	%(b)^	2.89	%(b)	1.41	%(b)	1.46	%(b)	2.36	%(b)	1.09%
Portfolio turnover rate	13%		112%		47%		49%		61%		46%

† Expense ratios exclude the acquired fund fees of affiliated/unaffiliated underlying portfolios:	.41	%^	.23%		.23%		.23%		.01%		– 0	–

See footnote summary on page 44.

abfunds.com	AB TAX-MANAGED WEALTH APPRECIATION STRATEGY | 43

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of fees and expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	In connection with the Strategy’s investments in affiliated underlying portfolios, the Strategy incurs no direct expenses, but bear proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Strategy in an amount equal to the Strategy’s pro rata share of certain acquired fund fees and expenses, and for the six months ended February 28, 2018 and year ended August 31, 2017, such waiver amounted to .39% (annualized) and .12%, respectively.

*	Includes the impact of proceeds received and credited to the Strategy resulting from class action settlements, which enhanced the Strategy’s performance for the six months ended February 28, 2018 and years ended August 31, 2017, August 31, 2016, August 31, 2015 and August 31, 2013 by .02%, .02%, .01%, .04% and .01%, respectively.

^	Annualized.

See notes to financial statements.

44 | AB TAX-MANAGED WEALTH APPRECIATION STRATEGY	abfunds.com

TRUSTEES

Marshall C. Turner, Jr.(1), Chairman Michael J. Downey(1) William H. Foulk, Jr.(1) Nancy P. Jacklin(1)	Robert M. Keith, President and Chief Executive Officer Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Ding Liu(2), Vice President Nelson Yu(2), Vice President Emilie D. Wrapp, Clerk Joseph J. Mantineo, Treasurer and Chief Financial Officer	Phyllis J. Clarke, Controller and Chief Accounting Officer Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public

Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2	The day-to-day management of, and investment decisions for, the Strategy’s portfolio are made by the Adviser’s Multi-Asset Solutions Team. Messrs. Liu and Yu are the investment professionals primarily responsible for the day-to-day management of the Tax-Managed Wealth Appreciation Strategy’s portfolio.

abfunds.com	AB TAX-MANAGED WEALTH APPRECIATION STRATEGY | 45

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of The AB Portfolios (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Tax-Managed Wealth Appreciation Strategy (the “Fund”) at a meeting held on August 1-2, 2017 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer), who acted as their independent fee consultant, of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors

46 | AB TAX-MANAGED WEALTH APPRECIATION STRATEGY	abfunds.com

considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2015 and 2016 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationships with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationships with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

abfunds.com	AB TAX-MANAGED WEALTH APPRECIATION STRATEGY | 47

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the underlying funds advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a peer group and a peer universe, and information prepared by the Adviser showing performance of the Class A Shares of the Fund against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2017 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates paid by other funds in the same category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the

48 | AB TAX-MANAGED WEALTH APPRECIATION STRATEGY	abfunds.com

evaluation from the Company’s Senior Officer and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts. The directors concluded, based on the Adviser’s explanation of how it may use ETFs when they are the most cost-effective way to obtain desired exposures for a fund or to temporarily “equitize” cash inflows pending purchases of underlying securities, that the advisory fee for the Fund would be paid for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year and the information included the pro forma expense ratio to reflect a reduction in the Fund’s expense ratio effective since the recent changes to the Fund’s investment strategies. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s pro forma expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedules for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the

abfunds.com	AB TAX-MANAGED WEALTH APPRECIATION STRATEGY | 49

AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

50 | AB TAX-MANAGED WEALTH APPRECIATION STRATEGY	abfunds.com

This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

Sustainable International Thematic Fund1

INTERNATIONAL/ GLOBAL EQUITY (continued)

INTERNATIONAL/ GLOBAL VALUE

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio1

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

CLOSED-END FUNDS

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio1, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Money Market Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to November 10, 2017, Government Money Market Portfolio was named Government Exchange Reserves; prior to January 8, 2018, Sustainable International Thematic Fund was named International Growth Fund; prior to February 23, 2018, FlexFee High Yield Portfolio was named High Yield Portfolio.

abfunds.com	AB TAX-MANAGED WEALTH APPRECIATION STRATEGY | 51

NOTES

52 | AB TAX-MANAGED WEALTH APPRECIATION STRATEGY	abfunds.com

AB TAX-MANAGED WEALTH APPRECIATION STRATEGY

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

TWA-0152-0218

FEB    02.28.18

SEMI-ANNUAL REPORT

AB WEALTH APPRECIATION STRATEGY

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Wealth Appreciation Strategy (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

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SEMI-ANNUAL REPORT

April 6, 2018

This report provides management’s discussion of fund performance for AB Wealth Appreciation Strategy for the semi-annual reporting period ended February 28, 2018.

Effective July 14, 2017, the Fund made certain changes to its principal strategies, including eliminating static asset allocation targets for investment. The Fund also previously allocated approximately one third of its assets to “diversification investments”, which included alternative investments; these assets have been reallocated in a manner consistent with the Fund’s new principal strategies. Accordingly, the performance shown for periods prior to July 14, 2017 is based on the Fund’s prior principal strategies and may not be representative of the Fund’s performance under its current principal strategies.

The Fund’s investment objective is long-term growth of capital.

NAV RETURNS AS OF FEBRUARY 28, 2018 (unaudited)

	6 Months	12 Months
AB WEALTH APPRECIATION STRATEGY[1]
Class A Shares	9.37%	17.45%
Class B Shares[2]	8.95%	16.58%
Class C Shares	8.94%	16.59%
Advisor Class Shares[3]	9.45%	17.71%
Class R Shares[3]	9.11%	16.93%
Class K Shares[3]	9.28%	17.34%
Class I Shares[3]	9.43%	17.70%
Primary Benchmark: MSCI ACWI (net)[4]	9.07%	18.79%
S&P 500 Index	10.84%	17.10%
MSCI ACWI ex-US (net)	7.59%	21.63%
Blended Benchmark: 60% S&P 500 Index / 40% MSCI ACWI ex-US (net)	9.53%	18.92%

1	Includes the impact of proceeds received and credited to the Fund resulting from class-action settlements, which enhanced the performance of all share classes of the Fund for the six- and 12-month periods ended February 28, 2018, by 0.03% and 0.08%, respectively.

2	Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for additional information.

3	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

(footnotes continued on next page)

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4	Effective July 14, 2017, in connection with the changes in investment strategy, the broad-based index of the Fund used for comparison purposes has changed from the S&P 500 Index to the MSCI ACWI (net) because the new index more closely reflects the Fund’s investments.

Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

INVESTMENT RESULTS

The preceding table shows the Fund’s performance compared to its primary benchmark, the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) net, for the six- and 12-month periods ended February 28, 2018. Also included are the Fund’s previous benchmarks: the Standard and Poor’s (“S&P”) 500 Index, the MSCI ACWI ex-US (net) and the blended benchmark, composed of 60% S&P 500 Index / 40% MSCI ACWI ex-US (net).

For the six-month period, all share classes, except Class B and Class C, outperformed the primary benchmark, before sales charges. The Fund’s overall allocation of 60% US stocks and 40% non-US stocks contributed to performance, relative to the benchmark, as US large-cap stocks outperformed their global peers. Within regional allocations, positive stock selection in international developed markets and small/mid-cap stocks in the US contributed, while stock selection in US large caps and emerging markets detracted.

For the 12-month period, all share classes of the Fund underperformed the primary benchmark, before sales charges. During the pre-transition period from March 1, 2017 through June 30, 2017, the diversifiers in the Fund, real assets and volatility management, as well as US and non-US value stocks, underperformed the quickly appreciating equity markets.

During the post-transition period from July 1, 2017 through February 28, 2018, the Fund’s overall allocation of 60% US stocks and 40% non-US contributed to performance. Stock selection within regions was mixed, as positive stock selection in international developed markets and small/mid-cap stocks in the US contributed, while stock selection in US large caps and emerging markets detracted.

The Fund utilized derivatives in the form of futures and currency forwards for hedging and investment purposes, which added to absolute returns during both periods.

MARKET REVIEW AND INVESTMENT STRATEGY

During the six-month period ended February 28, 2018, global equities rallied amid strong corporate earnings and robust global growth data. Tax reform in the US propelled stocks higher, before and after the Tax Cuts and Jobs Act was signed into law. However, improving economic data became a cause of concern for investors toward the end of the period,

abfunds.com	AB WEALTH APPRECIATION STRATEGY | 3

after the US saw its best year-over-year growth rate in wages since June 2009. Investor sentiment was weighed down by fears regarding a potential acceleration in inflation and the risk of the US Federal Reserve tightening monetary policy faster than expected and driving bond yields higher. In February, global equities declined significantly for the first time since early 2016, before recovering modestly.

During the pre-transition period, the Fund included diversifiers, investments that are less sensitive to the direction of the equity markets. During the post-transition period, the Fund evolved to provide the potential for higher returns, while maintaining similar levels of risk by removing the allocation to diversifiers and introducing new equity services to the Fund. The Fund’s Senior Investment Management Team (the “Team”) seeks improved equity risk control by utilizing the Adviser’s Strategic Equities services as the core equity allocation to US and international markets. This more diversified exposure across equity markets and emphasis on a broader set of stocks, which includes companies with historical and projected stable earnings and higher profitability, eliminated the need for diversifiers to limit volatility.

The Team believes this new allocation offers the potential to achieve higher returns, with similar levels of volatility, increasing risk-adjusted returns in an all-equity service to meet the long-term growth goal—growth of capital.

INVESTMENT POLICIES

The Fund invests primarily in equity securities, either directly or through underlying investment companies advised by the Adviser (“Underlying Portfolios”). A majority of the Fund’s assets are expected to be invested directly in US large-cap equity securities, primarily common stocks, in accordance with the Adviser’s US Strategic Equities investment strategy (“US Strategic Equities”), as described below. In addition, the Fund seeks to achieve exposure to international large-cap equity securities through investments in the International Strategic Equities Portfolio of Bernstein Fund, Inc. (“Bernstein International Strategic Equities Portfolio”) and the International Portfolio of Sanford C. Bernstein Fund, Inc. (“SCB International Portfolio”), each a registered investment company of the Adviser. The Fund also invests in other Underlying Portfolios to efficiently gain exposure to certain other types of equity securities, including small- and mid-cap and emerging-market equity securities. An Underlying Portfolio is selected based on the segment of the equity market to which the Underlying Portfolio provides exposure, its investment philosophy, and how it complements and diversifies the Fund’s overall portfolio.

Under US Strategic Equities, portfolio managers of the Adviser that specialize in various investment disciplines identify high-conviction

(continued on next page)

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large-cap equity securities based on their fundamental investment research for potential investment by the Fund. These securities are then assessed in terms of both this fundamental research and quantitative analysis in creating the Fund’s portfolio. In applying the quantitative analysis, the Adviser considers a number of metrics that historically have provided some indication of favorable future returns, including metrics related to valuation, quality, investor behavior and corporate behavior.

Bernstein International Strategic Equities Portfolio and SCB International Portfolio focus on investing in non-US large-cap and mid-cap equity securities. Bernstein International Strategic Equities Portfolio follows a strategy similar to US Strategic Equities, but in the international context. In managing SCB International Portfolio, the Adviser selects stocks by drawing on the capabilities of its separate investment teams specializing in different investment disciplines, including value, growth, stability and others.

Fluctuations in currency exchange rates can have a dramatic impact on the returns of foreign equity securities. The Adviser may employ currency hedging strategies in the Fund or the Underlying Portfolios, including the use of currency-related derivatives, to seek to reduce currency risk in the Fund or the Underlying Portfolios, but it is not required to do so. The Fund is managed without regard to tax considerations.

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DISCLOSURES AND RISKS

Benchmark Disclosure

All indices are unmanaged and do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The MSCI ACWI (net, free float-adjusted, market capitalization weighted) represents the equity market performance of developed and emerging markets. The S&P 500 Index includes 500 US stocks and is a common representation of the performance of the overall US stock market. The MSCI ACWI ex-US (net, free float-adjusted, market capitalization weighted) represents the equity market performance of developed and emerging markets, excluding the United States. MSCI makes no express or implied warranties or representations, and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices, any securities or financial products. This report is not approved, reviewed or produced by MSCI. Net returns include the reinvestment of dividends after deduction of non-US withholding tax. An investor cannot invest directly in an index or average, and their results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock, bond or commodities markets fluctuate. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Emerging-Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Capitalization Risk: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-and mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

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DISCLOSURES AND RISKS (continued)

Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies are subject to market and selection risk. In addition, shareholders of the Fund bear both their proportionate share of expenses in the Fund (including management fees) and, indirectly, the expenses of the investment companies (to the extent these expenses are not waived or reimbursed by the Adviser).

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com. The performance shown for periods prior to July 14, 2017 is based on the Fund’s prior principal strategies and may not be representative of the Fund’s performance under its current principal strategies.

All fees and expenses related to the operation of the Fund have been deducted. Net asset value (“NAV”) returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4) and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2018 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	17.45%	12.48%
5 Years	9.51%	8.56%
10 Years	4.77%	4.32%
CLASS B SHARES
1 Year	16.58%	12.58%
5 Years	8.68%	8.68%
10 Years[1]	4.16%	4.16%
CLASS C SHARES
1 Year	16.59%	15.59%
5 Years	8.68%	8.68%
10 Years	4.02%	4.02%
ADVISOR CLASS SHARES[2]
1 Year	17.71%	17.71%
5 Years	9.79%	9.79%
10 Years	5.07%	5.07%
CLASS R SHARES[2]
1 Year	16.93%	16.93%
5 Years	9.02%	9.02%
10 Years	4.37%	4.37%
CLASS K SHARES[2]
1 Year	17.34%	17.34%
5 Years	9.39%	9.39%
10 Years	4.70%	4.70%
CLASS I SHARES[2]
1 Year	17.70%	17.70%
5 Years	9.74%	9.74%
10 Years	5.05%	5.05%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.46%, 2.23%, 2.21%, 1.20%, 1.90%, 1.59% and 1.27% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursement agreements reduced the Fund’s annual operating expense ratios to 1.05%, 1.82%, 1.80%, 0.79%, 1.49%, 1.18% and 0.91% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursement agreements may not be terminated before December 31, 2018. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

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HISTORICAL PERFORMANCE (continued)

1	Assumes conversion of Class B shares into Class A shares after eight years.

2	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

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HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

MARCH 31, 2018 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	9.67%
5 Years	7.72%
10 Years	4.21%
CLASS B SHARES
1 Year	9.73%
5 Years	7.87%
10 Years[1]	4.05%
CLASS C SHARES
1 Year	12.71%
5 Years	7.87%
10 Years	3.91%
ADVISOR CLASS SHARES[2]
1 Year	14.87%
5 Years	8.96%
10 Years	4.96%
CLASS R SHARES[2]
1 Year	14.10%
5 Years	8.20%
10 Years	4.26%
CLASS K SHARES[2]
1 Year	14.42%
5 Years	8.54%
10 Years	4.59%
CLASS I SHARES[2]
1 Year	14.78%
5 Years	8.91%
10 Years	4.94%

1	Assumes conversion of Class B shares into Class A shares after eight years.

2	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

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EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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EXPENSE EXAMPLE (continued)

	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,093.70	$3.27	0.63%	$5.45	1.05%
Hypothetical**	$1,000	$1,021.67	$3.16	0.63%	$5.26	1.05%
Class B
Actual	$1,000	$1,089.50	$7.25	1.40%	$9.43	1.82%
Hypothetical**	$1,000	$1,017.85	$7.00	1.40%	$9.10	1.82%
Class C
Actual	$1,000	$1,089.40	$7.15	1.38%	$9.33	1.80%
Hypothetical**	$1,000	$1,017.95	$6.90	1.38%	$9.00	1.80%
Advisor Class
Actual	$1,000	$1,094.50	$1.97	0.38%	$4.15	0.80%
Hypothetical**	$1,000	$1,022.91	$1.91	0.38%	$4.01	0.80%
Class R
Actual	$1,000	$1,091.10	$5.60	1.08%	$7.78	1.50%
Hypothetical**	$1,000	$1,019.44	$5.41	1.08%	$7.50	1.50%
Class K
Actual	$1,000	$1,092.80	$4.00	0.77%	$6.17	1.19%
Hypothetical**	$1,000	$1,020.98	$3.86	0.77%	$5.96	1.19%
Class I
Actual	$1,000	$1,094.30	$2.28	0.44%	$4.47	0.86%
Hypothetical**	$1,000	$1,022.61	$2.21	0.44%	$4.31	0.86%

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

+	In connection with the Fund’s investments in affiliated/unaffiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Fund’s total expenses are equal to the classes’ annualized expense ratio plus the Fund’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO SUMMARY

February 28, 2018 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $1,385.5

1	All data are as of February 28, 2018. The Fund’s security type and sector breakdowns are expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). Sectors shown include investments of Underlying Portfolios.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

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PORTFOLIO OF INVESTMENTS

February 28, 2018 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 52.1%
Information Technology – 14.7%
Communications Equipment – 0.9%
Cisco Systems, Inc.	194,114	$8,692,425
Nokia Oyj (Sponsored ADR) – Class A	568,797	3,299,023

		11,991,448

Electronic Equipment, Instruments & Components – 0.5%
CDW Corp./DE	91,226	6,653,112

Internet Software & Services – 4.5%
Alphabet, Inc. – Class C(a)	29,929	33,063,464
eBay, Inc.(a)	126,605	5,426,290
Facebook, Inc. – Class A(a)	135,634	24,186,255

		62,676,009

IT Services – 1.3%
Total System Services, Inc.	23,305	2,049,675
Visa, Inc. – Class A	127,401	15,662,679

		17,712,354

Semiconductors & Semiconductor Equipment – 1.9%
Intel Corp.	165,823	8,173,416
Texas Instruments, Inc.	86,551	9,377,801
Xilinx, Inc.	118,224	8,423,460

		25,974,677

Software – 2.8%
Adobe Systems, Inc.(a)	22,213	4,645,405
Microsoft Corp.	203,052	19,040,186
Oracle Corp.	311,647	15,791,153

		39,476,744

Technology Hardware, Storage & Peripherals – 2.8%
Apple, Inc.	163,365	29,098,574
HP, Inc.	218,152	5,102,575
Xerox Corp.	159,979	4,850,563

		39,051,712

		203,536,056

Financials – 8.8%
Banks – 5.0%
Bank of America Corp.	709,485	22,774,468
Citigroup, Inc.	155,948	11,772,515
JPMorgan Chase & Co.	180,337	20,828,924
Wells Fargo & Co.	245,010	14,311,034

		69,686,941

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PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Capital Markets – 1.3%
Goldman Sachs Group, Inc. (The)	39,236	$10,316,321
S&P Global, Inc.	37,400	7,173,320

		17,489,641

Consumer Finance – 0.5%
Synchrony Financial	188,676	6,865,920

Insurance – 2.0%
American International Group, Inc.	137,284	7,871,864
Everest Re Group Ltd.	27,301	6,558,792
FNF Group	81,102	3,238,403
Progressive Corp. (The)	165,579	9,534,039

		27,203,098

		121,245,600

Health Care – 8.4%
Biotechnology – 1.2%
Biogen, Inc.(a)	29,218	8,443,710
Gilead Sciences, Inc.	104,610	8,235,945

		16,679,655

Health Care Equipment & Supplies – 1.2%
Edwards Lifesciences Corp.(a)	55,440	7,410,665
Intuitive Surgical, Inc.(a)	7,911	3,373,646
Medtronic PLC	64,279	5,135,249

		15,919,560

Health Care Providers & Services – 3.3%
Aetna, Inc.	67,417	11,936,854
Anthem, Inc.	12,930	3,043,464
Cigna Corp.	34,442	6,746,843
McKesson Corp.	40,256	6,007,403
Quest Diagnostics, Inc.	65,861	6,786,976
UnitedHealth Group, Inc.	50,861	11,502,724

		46,024,264

Health Care Technology – 0.4%
Cerner Corp.(a)	88,915	5,704,786

Pharmaceuticals – 2.3%
Johnson & Johnson	61,834	8,031,000
Merck & Co., Inc.	137,000	7,428,140
Pfizer, Inc.	284,919	10,345,409
Zoetis, Inc.	79,966	6,466,051

		32,270,600

		116,598,865

Consumer Discretionary – 5.3%
Auto Components – 0.4%
Magna International, Inc. (New York) – Class A	114,916	6,316,933

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PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Hotels, Restaurants & Leisure – 0.4%
McDonald’s Corp.	31,604	$4,985,215

Media – 1.8%
CBS Corp. – Class B	99,681	5,280,102
Comcast Corp. – Class A	368,915	13,358,412
Walt Disney Co. (The)	62,635	6,461,427

		25,099,941

Specialty Retail – 2.1%
Home Depot, Inc. (The)	79,897	14,562,826
Ross Stores, Inc.	80,872	6,315,294
TJX Cos., Inc. (The)	93,570	7,736,368

		28,614,488

Textiles, Apparel & Luxury Goods – 0.6%
NIKE, Inc. – Class B	132,768	8,899,439

		73,916,016

Industrials – 4.7%
Aerospace & Defense – 2.4%
Boeing Co. (The)	34,729	12,579,191
Northrop Grumman Corp.	28,018	9,807,421
Raytheon Co.	48,194	10,482,677

		32,869,289

Airlines – 0.4%
Delta Air Lines, Inc.	95,932	5,170,735

Electrical Equipment – 0.5%
Eaton Corp. PLC	97,952	7,904,726

Industrial Conglomerates – 0.7%
Honeywell International, Inc.	64,455	9,739,795

Road & Rail – 0.7%
Norfolk Southern Corp.	68,204	9,485,812

		65,170,357

Consumer Staples – 4.0%
Beverages – 0.7%
PepsiCo, Inc.	92,691	10,170,983

Food & Staples Retailing – 1.5%
Costco Wholesale Corp.	48,212	9,203,671
Walmart, Inc.	119,292	10,737,473

		19,941,144

Food Products – 0.3%
Tyson Foods, Inc. – Class A	58,655	4,362,759

Household Products – 0.7%
Procter & Gamble Co. (The)	118,162	9,278,080

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PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Tobacco – 0.8%
Altria Group, Inc.	182,970	$11,517,962

		55,270,928

Energy – 2.7%
Energy Equipment & Services – 0.3%
Schlumberger Ltd.	69,759	4,578,981

Oil, Gas & Consumable Fuels – 2.4%
Chevron Corp.	80,550	9,015,156
Devon Energy Corp.	52,204	1,601,096
EOG Resources, Inc.	77,105	7,819,989
Exxon Mobil Corp.	97,155	7,358,520
Hess Corp.	28,165	1,279,254
Marathon Petroleum Corp.	97,364	6,237,138

		33,311,153

		37,890,134

Utilities – 1.4%
Electric Utilities – 1.0%
American Electric Power Co., Inc.	128,982	8,458,639
Edison International	78,152	4,735,230

		13,193,869

Multi-Utilities – 0.4%
NiSource, Inc.	262,848	6,079,674

		19,273,543

Real Estate – 1.2%
Equity Real Estate Investment Trusts (REITs) – 1.2%
Crown Castle International Corp.	79,496	8,749,330
Mid-America Apartment Communities, Inc.	83,761	7,188,369

		15,937,699

Materials – 0.6%
Chemicals – 0.6%
DowDuPont, Inc.	126,656	8,903,917

Telecommunication Services – 0.3%
Wireless Telecommunication Services – 0.3%
T-Mobile US, Inc.(a)	65,305	3,958,136

Total Common Stocks (cost $644,835,314)		721,701,251

INVESTMENT COMPANIES – 47.2%
Funds and Investment Trusts – 47.2%(b)(c)
AB Discovery Growth Fund, Inc. – Class Z(a)	2,839,604	34,103,641
AB Discovery Value Fund, Inc. – Class Z	1,484,627	32,364,879

abfunds.com	AB WEALTH APPRECIATION STRATEGY | 17

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Bernstein Fund, Inc. – International Small Cap Portfolio – Class Z	6,439,118	$83,579,758
Bernstein Fund, Inc. – International Strategic Equities Portfolio – Class Z	21,036,815	277,685,962
Bernstein Fund, Inc. – Small Cap Core Portfolio – Class Z	2,785,963	32,679,344
Sanford C Bernstein Fund, Inc. – International Portfolio – Class Z	8,403,303	154,452,712
Sanford C. Bernstein Fund, Inc. – Emerging Markets Portfolio – Class Z	1,159,544	39,053,436

Total Investment Companies (cost $613,903,507)		653,919,732

SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.20%(b)(c)(d) (cost $9,011,584)	9,011,584	9,011,584

Total Investments – 99.9% (cost $1,267,750,405)		1,384,632,567
Other assets less liabilities – 0.1%		881,930

Net Assets – 100.0%		$1,385,514,497

(a)	Non-income producing security.

(b)	Affiliated investments.

(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(d)	The rate shown represents the 7-day yield as of period end.

Glossary:

ADR – American Depositary Receipt

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES

February 28, 2018 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $644,835,314)	$721,701,251
Affiliated issuers (cost $622,915,091)	662,931,316
Foreign currencies, at value (cost $47,628)	49,628
Unaffiliated dividends receivable	1,457,886
Receivable for shares of beneficial interest sold	1,423,072
Receivable for investment securities sold	1,108,746
Affiliated dividends receivable	4,895
Other asset	254,286

Total assets	1,388,931,080

Liabilities
Payable for shares of beneficial interest redeemed	1,755,962
Payable for investment securities purchased	976,973
Advisory fee payable	335,097
Distribution fee payable	123,752
Transfer Agent fee payable	109,867
Administrative fee payable	10,575
Trustees’ fees payable	625
Accrued expenses	103,732

Total liabilities	3,416,583

Net Assets	$1,385,514,497

Composition of Net Assets
Shares of beneficial interest, at par	$838
Additional paid-in capital	1,246,433,692
Distributions in excess of net investment income	(13,936,272)
Accumulated net realized gain on investment transactions	36,110,159
Net unrealized appreciation on investments and foreign currency denominated assets and liabilities	116,906,080

$1,385,514,497

Net Asset Value Per Share—unlimited shares authorized, $.00001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$401,111,308	24,219,845	$16.56	*

B	$6,780,667	404,499	$16.76

C	$47,820,266	2,888,796	$16.55

Advisor	$912,932,233	55,279,189	$16.51

R	$3,292,252	200,031	$16.46

K	$12,769,241	775,889	$16.46

I	$808,530	48,962	$16.51

*	The maximum offering price per share for Class A shares was $17.30 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB WEALTH APPRECIATION STRATEGY | 19

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2018 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of and $5,211)	$6,069,298
Affiliated issuers	9,975,229
Interest	706
Securities lending income	30,964	$16,076,197

Expenses
Advisory fee (see Note B)	4,434,887
Distribution fee—Class A	497,567
Distribution fee—Class B	35,233
Distribution fee—Class C	260,277
Distribution fee—Class R	8,482
Distribution fee—Class K	16,470
Transfer agency—Class A	116,408
Transfer agency—Class B	2,908
Transfer agency—Class C	16,864
Transfer agency—Advisor Class	260,225
Transfer agency—Class R	4,411
Transfer agency—Class K	13,176
Transfer agency—Class I	460
Custodian	179,848
Printing	60,025
Registration fees	50,812
Legal	35,729
Administrative	32,521
Audit and tax	28,658
Trustees’ fees	13,931
Miscellaneous	25,938

Total expenses	6,094,830
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(2,669,860)

Net expenses		3,424,970

Net investment income		12,651,227

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain on:
Affiliated Underlying Portfolios		1,257,903
Investment transactions		9,671,509
Forward currency exchange contracts		978,960
Foreign currency transactions		9,552
Net realized gain distributions from Affiliated Underlying Portfolios		9,647,870
Net change in unrealized appreciation/depreciation of:
Affiliated Underlying Portfolios		32,636,354
Investments		57,466,715
Forward currency exchange contracts		(979,290)
Foreign currency denominated assets and liabilities		(4,173)

Net gain on investment and foreign currency transactions		110,685,400

Net Increase in Net Assets from Operations		$123,336,627

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2018 (unaudited)	Year Ended August 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income	$12,651,227	$43,149,939
Net realized gain on investment transactions	11,917,924	36,692,593
Net realized gain distributions from Affiliated Underlying Portfolios	9,647,870	139,284,430
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	89,119,606	(39,602,068)

Net increase in net assets from operations	123,336,627	179,524,894
Dividends and Distributions to Shareholders from
Net investment income
Class A	(12,702,437)	(10,846,833)
Class B	(154,256)	(188,566)
Class C	(1,104,970)	(2,182,049)
Advisor Class	(30,588,835)	(28,611,191)
Class R	(93,029)	(91,400)
Class K	(414,434)	(462,715)
Class I	(24,826)	(57,977)
Net realized gain on investment transactions
Class A	(15,390,096)	(8,526,561)
Class B	(267,492)	(240,870)
Class C	(2,027,855)	(2,296,861)
Advisor Class	(34,504,247)	(20,807,633)
Class R	(132,720)	(83,561)
Class K	(523,517)	(378,861)
Class I	(29,856)	(42,771)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	37,095,096	(128,896,062)

Total increase (decrease)	62,473,153	(24,189,017)
Net Assets
Beginning of period	1,323,041,344	1,347,230,361

End of period (including distributions in excess of net investment income of ($13,936,272) and undistributed net investment income of $18,495,288, respectively)	$1,385,514,497	$1,323,041,344

See notes to financial statements.

abfunds.com	AB WEALTH APPRECIATION STRATEGY | 21

NOTES TO FINANCIAL STATEMENTS

February 28, 2018 (unaudited)

NOTE A

Significant Accounting Policies

The AB Portfolios (the “Company”) was organized as a Massachusetts Business Trust on March 26, 1987 and is registered under the Investment Company Act of 1940 as a diversified, open end management investment company. The Company operates as a series company currently comprised of six series. Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Wealth Appreciation Strategy (the “Strategy”). The Strategy offers Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. Class T shares have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Strategy to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AB Mutual Fund, (ii) for purposes of dividend reinvestment, (iii) through the Strategy’s Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Effective April 10, 2017, Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eight classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Strategy is an investment company under U.S. GAAP and follows the

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NOTES TO FINANCIAL STATEMENTS (continued)

accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Strategy.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Trustees (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or

abfunds.com	AB WEALTH APPRECIATION STRATEGY | 23

NOTES TO FINANCIAL STATEMENTS (continued)

spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Strategy may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Strategy values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Strategy generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

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NOTES TO FINANCIAL STATEMENTS (continued)

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of February 28, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$721,701,251		$	– 0	–	$	– 0	–	$721,701,251
Investment Companies	653,919,732			– 0	–		– 0	–	653,919,732
Short-Term Investments	9,011,584			– 0	–		– 0	–	9,011,584

Total Investments in Securities	1,384,632,567			– 0	–		– 0	–	1,384,632,567
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total(c)	$1,384,632,567		$	– 0	–	$	– 0	–	$1,384,632,567

(a)	See Portfolio of Investments for sector classifications.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the

abfunds.com	AB WEALTH APPRECIATION STRATEGY | 25

NOTES TO FINANCIAL STATEMENTS (continued)

mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends,

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NOTES TO FINANCIAL STATEMENTS (continued)

interest and foreign withholding taxes recorded on the Strategy’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Strategy’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Strategy’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Strategy’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Strategy is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Strategy amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Strategy are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Strategy represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each series or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from

abfunds.com	AB WEALTH APPRECIATION STRATEGY | 27

NOTES TO FINANCIAL STATEMENTS (continued)

those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement (the “Advisory Agreement”), the Strategy pays the Adviser an advisory fee at an annual rate of .65% of the first $2.5 billion, .55% of the next $2.5 billion and .50% in excess of $5 billion of the Strategy’s average daily net assets. The fee is accrued daily and paid monthly.

The Strategy may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. In connection with the investment by the Strategy in the Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Strategy in an amount equal to the Strategy’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Strategy as an acquired fund fee and expense. For the six months ended February 28, 2018, such waivers amounted to $3,356.

In connection with the Strategy’s investments in other AB mutual funds, the Adviser has contractually agreed to waive fees and/or reimburse the expenses payable to the Adviser by the Strategy in an amount equal to the Strategy’s share of the advisory fees of AB mutual funds, as paid by the Strategy as an acquired fund fee and expense. These fee waivers and/or expense reimbursements will remain in effect until December 31, 2018. For the six months ended February 28, 2018, such waivers and/or reimbursements amounted to $2,666,178.

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NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Strategy’s transactions in AB mutual funds for the six months ended February 28, 2018 is as follows:

													Distributions
Fund	Market Value 8/31/17 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./ (Depr.) (000)			Market Value 2/28/18 (000)		Dividend Income (000)		Realized Gains (000)
Government Money Market Portfolio	$7,448		$97,014	$95,451	$	– 0	–	$	– 0	–	$9,011		$17		$	– 0	–
AB Discovery Growth Fund, Inc.	32,171		2,065	3,916		250			3,534		34,104		– 0	–		2,065
AB Discovery Value Fund, Inc.	31,436		2,190	1,888		92			535		32,365		164			2,026
Bernstein Fund, Inc. – International Small Cap Portfolio	80,301		3,054	3,357		213			3,369		83,580		1,961			1,093
International Strategic Equities Portfolio	263,694		9,641	10,341		408			14,284		277,686		3,719			4,113
Small Cap Core Portfolio	31,564		1,973	1,309		64			387		32,679		1,623			351
Sanford C. Bernstein Fund, Inc. – Emerging Markets Portfolio	36,685		393	569		65			2,479		39,053		393			– 0	–
International Portfolio	147,972		2,096	3,829		166			8,048		154,453		2,096			– 0	–
Government Money Market Portfolio*	– 0	–	14,899	14,899		– 0	–		– 0	–	– 0	–	2			– 0	–

Total						$1,258			$32,636		$662,931		$9,975			$9,648

*	Investments of cash collateral for securities lending transactions (see Note E).

abfunds.com	AB WEALTH APPRECIATION STRATEGY | 29

NOTES TO FINANCIAL STATEMENTS (continued)

Effective January 1, 2015, the Strategy may reimburse the Adviser for certain legal and accounting services provided to the Strategy by the Adviser. For the six months ended February 28, 2018, the reimbursement for such services amounted to $32,521.

The Strategy compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Strategy. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $208,824 for the six months ended February 28, 2018.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Strategy’s shares. The Distributor has advised the Strategy that it has retained front-end sales charges of $4,536 from the sale of Class A shares and received $916, $1,830 and $646 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended February 28, 2018.

Brokerage commissions paid on investment transactions for the six months ended February 28, 2018 amounted to $12,865, of which $12,865 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Plans

The Strategy has adopted a Plan for each class of shares of the Strategy pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a “Plan” and collectively the “Plans”). Under the Plans, the Strategy pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Strategy’s average daily net assets attributable to Class A shares, 1% of the Strategy’s average daily net assets attributable to both Class B and Class C shares, .50% of the Strategy’s average daily net assets attributable to Class R shares and .25% of the Strategy’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. Effective August 1, 2014, payments under the Plan in respect of Class A shares are limited to an annual rate of .25% of the Strategy’s Class A share’s average daily net assets. The Plans provide that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Strategy is not obligated under the Plans to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plans is to compensate the Distributor for its distribution

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NOTES TO FINANCIAL STATEMENTS (continued)

services with respect to the sale of the Strategy’s shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plans are characterized by the staff of the Securities and Exchange Commission as being of the “compensation” plan.

In the event that a Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Strategy to the Distributor with respect to the relevant class. The Plans also provide that the Adviser may use its own resources to finance the distribution of the Strategy’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended February 28, 2018 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$148,186,748		$187,454,860
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$133,949,080
Gross unrealized depreciation	(17,066,918)

Net unrealized appreciation	$116,882,162

1. Derivative Financial Instruments

The Strategy may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Strategy, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Strategy may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for

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NOTES TO FINANCIAL STATEMENTS (continued)

non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Strategy. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended February 28, 2018, the Strategy held forward currency exchange contracts for hedging and non-hedging purposes.

The Strategy typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Strategy typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Strategy’s net liability, held by the defaulting party, may be delayed or denied.

The Strategy’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Strategy decline below specific levels (“net asset contingent features”). If these levels are triggered, the Strategy’s OTC counterparty has the right to terminate such transaction and require the Strategy to pay or receive a settlement amount in connection with the terminated transaction.

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NOTES TO FINANCIAL STATEMENTS (continued)

During the six months ended February 28, 2018, the Strategy had entered into the following derivatives:

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation of forward currency exchange contracts	$978,960	$(979,290)

Total		$978,960	$(979,290)

The following table represents the average monthly volume of the Strategy’s derivative transactions during the six months ended February 28, 2018:

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$65,574,242	(a)
Average principal amount of sale contracts	$66,553,532	(a)

(a)	Positions were open for less than one month during the period.

2. Currency Transactions

The Strategy may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Strategy may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Strategy may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Strategy and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Strategy may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Strategy may enter into securities lending transactions. Under the Strategy’s securities lending program, all loans of securities will be collateralized continually by cash. The Strategy will be compensated for

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NOTES TO FINANCIAL STATEMENTS (continued)

the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Strategy in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Strategy to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Strategy will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Strategy amounts equal to any income or other distributions from the securities. The Strategy will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Strategy in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Strategy, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Strategy lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At February 28, 2018, the Strategy had no securities on loan. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Strategy earned securities lending income of $30,964 and $2,004 from the borrowers and Government Money Market Portfolio, respectively, for the six months ended February 28, 2018; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Strategy in the Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Strategy’s share of the advisory fees of the Government Money Market Portfolio, as borne indirectly by the Strategy as an acquired fund fee and expense. For the six months ended February 28, 2018, such waiver amounted to $326. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Shares		Amount
	Six Months Ended February 28, 2018 (unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (unaudited)	Year Ended August 31, 2017

Class A
Shares sold	425,211	644,485	$7,185,137	$9,846,795

Shares issued in reinvestment of dividends and distributions	1,632,882	1,266,269	26,681,287	18,424,212

Shares converted from Class B	54,533	317,779	907,562	4,830,179

Shares converted from Class C	428,003	2,215,095	7,069,855	34,443,235

Shares redeemed	(2,053,848)	(4,279,502)	(34,648,993)	(65,569,347)

Net increase	486,781	164,126	$7,194,848	$1,975,074

Class B
Shares sold	8,160	25,282	$138,222	$386,574

Shares issued in reinvestment of dividends and distributions	24,927	28,110	412,793	413,492

Shares converted to Class A	(54,097)	(316,258)	(907,562)	(4,830,179)

Shares redeemed	(25,728)	(99,729)	(433,884)	(1,534,383)

Net decrease	(46,738)	(362,595)	$(790,431)	$(5,564,496)

Class C
Shares sold	48,789	133,109	$809,801	$2,008,794

Shares issued in reinvestment of dividends and distributions	175,943	283,194	2,876,672	4,111,980

Shares converted to Class A	(429,498)	(2,226,647)	(7,069,855)	(34,443,235)

Shares redeemed	(344,792)	(1,247,785)	(5,768,273)	(18,865,291)

Net decrease	(549,558)	(3,058,129)	$(9,151,655)	$(47,187,752)

Advisor Class
Shares sold	3,410,532	5,106,278	$57,051,862	$77,877,677

Shares issued in reinvestment of dividends and distributions	3,723,512	3,188,418	60,618,771	46,232,069

Shares redeemed	(4,625,302)	(12,794,535)	(77,802,695)	(196,021,714)

Net increase (decrease)	2,508,742	(4,499,839)	$39,867,938	$(71,911,968)

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Six Months Ended February 28, 2018 (unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (unaudited)	Year Ended August 31, 2017

Class R
Shares sold	8,661	29,165	$144,602	$440,985

Shares issued in reinvestment of dividends and distributions	13,892	12,083	225,748	174,961

Shares redeemed	(27,557)	(61,081)	(459,229)	(948,629)

Net decrease	(5,004)	(19,833)	$(88,879)	$(332,683)

Class K
Shares sold	46,359	100,860	$774,456	$1,526,089

Shares issued in reinvestment of dividends and distributions	57,755	58,159	937,946	841,564

Shares redeemed	(103,110)	(476,041)	(1,717,723)	(7,051,596)

Net increase (decrease)	1,004	(317,022)	$(5,321)	$(4,683,943)

Class I
Shares sold	983	64,565	$16,195	$986,903

Shares issued in reinvestment of dividends and distributions	3,359	6,958	54,682	100,748

Shares redeemed	(135)	(142,857)	(2,281)	(2,277,945)

Net increase (decrease)	4,207	(71,334)	$68,596	$(1,190,294)

NOTE G

Risks Involved in Investing in the Strategy

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Strategy’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Strategy’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

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NOTES TO FINANCIAL STATEMENTS (continued)

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Strategy’s investments or reduce its returns.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies are subject to market and selection risk. In addition, shareholders of the Strategy bear both their proportionate share of expenses in the Strategy (including management fees) and, indirectly, the expenses of the investment companies (to the extent these expenses are not waived or reimbursed by the Adviser).

Indemnification Risk—In the ordinary course of business, the Strategy enters into contracts that contain a variety of indemnifications. The Strategy’s maximum exposure under these arrangements is unknown. However, the Strategy has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Strategy has not accrued any liability in connection with these indemnification provisions.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Strategy, participates in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Strategy did not utilize the Facility during the six months ended February 28, 2018.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending August 31, 2018 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended August 31, 2017 and August 31, 2016 were as follows:

	2017	2016
Distributions paid from:
Ordinary income	$42,440,731	$22,643,641
Net long-term capital gains	32,377,118	– 0	–

Total taxable distributions	$74,817,849	$22,643,641

As of August 31, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$57,377,605
Undistributed capital gains	30,712,568
Unrealized appreciation/(depreciation)	25,611,737	(a)

Total accumulated earnings/(deficit)	$113,701,910

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the recognition for tax purposes of unrealized gains/losses on certain derivative instruments.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of August 31, 2017, the Strategy did not have any capital loss carryforwards.

NOTE J

Subsequent Event

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Strategy’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class A
Six Months Ended February 28, 2018 (unaudited)	Year Ended August 31,
2017	2016	2015	2014	2013

Net asset value, beginning of period	$ 16.27	$ 15.06	$ 14.64	$ 15.76	$ 13.36	$ 11.63

Income From Investment Operations
Net investment income(a)	.14	(b)	.48	(b)	.26	(b)	.34	(b)	.37	(b)	.06
Net realized and unrealized gain (loss) on investment transactions	1.37	1.58	.39	(1.11)	2.30	1.77

Net increase (decrease) in net asset value from operations	1.51	2.06	.65	(.77)	2.67	1.83

Less: Dividends and Distributions
Dividends from net investment income	(.55)	(.48)	(.23)	(.35)	(.27)	(.10)
Distributions from net realized gain on investment transactions	(.67)	(.37)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(1.22)	(.85)	(.23)	(.35)	(.27)	(.10)

Net asset value, end of period	$ 16.56	$ 16.27	$ 15.06	$ 14.64	$ 15.76	$ 13.36

Total Return
Total investment return based on net asset value(c)	9.37	%*	14.35	%*	4.53%	(4.89)%	20.21%	15.86%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$401,111	$386,168	$354,972	$367,939	$417,381	$382,178
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)†	.63	%^	.85%	.89%	.88%	1.05%	1.07%
Expenses, before waivers/reimbursements(d)†	1.02	%^	1.01%	1.01%	1.00%	1.06%	1.07%
Net investment income	1.72	%(b)^	3.14	%(b)	1.78	%(b)	2.18	%(b)	2.52	%(b)	.48%
Portfolio turnover rate	11%	111%	9%	9%	20%	4%
† Expense ratios exclude the acquired fund fees of affiliated/unaffiliated underlying portfolios:	.42	%^	.34%	.41%	.38%	.05%	.04%

See footnote summary on page 46.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class B
	Six Months Ended February 28, 2018 (unaudited)		Year Ended August 31,
			2017		2016		2015		2014		2013

Net asset value, beginning of period	$ 16.36		$ 15.07		$ 14.57		$ 15.64		$ 13.20		$ 11.47

Income From Investment Operations
Net investment income (loss)(a)	.08	(b)	.36	(b)	.20	(b)	.28	(b)	.31	(b)	(.02)
Net realized and unrealized gain (loss) on investment transactions	1.37		1.60		.34		(1.15)		2.23		1.75

Net increase (decrease) in net asset value from operations	1.45		1.96		.54		(.87)		2.54		1.73

Less: Dividends and Distributions
Dividends from net investment income	(.38)		(.30)		(.04)		(.20)		(.10)		– 0	–
Distributions from net realized gain on investment transactions	(.67)		(.37)		– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(1.05)		(.67)		(.04)		(.20)		(.10)		– 0	–

Net asset value, end of period	$ 16.76		$ 16.36		$ 15.07		$ 14.57		$ 15.64		$ 13.20

Total Return
Total investment return based on net asset value(c)	8.95	%*	13.48	%*	3.72%		(5.59)%		19.33%		15.08%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,781		$7,383		$12,268		$26,943		$57,541		$77,795
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)†	1.40	%^	1.64%		1.65%		1.64%		1.76%		1.79%
Expenses, before waivers/reimbursements(d)†	1.79	%^	1.79%		1.76%		1.76%		1.77%		1.79%
Net investment income (loss)	.92	%(b)^	2.35	%(b)	1.37	%(b)	1.85	%(b)	2.10	%(b)	(.17)%
Portfolio turnover rate	11%		111%		9%		9%		20%		4%
† Expense ratios exclude the acquired fund fees of affiliated/unaffiliated underlying portfolios:	.42	%^	.34%		.41%		.38%		.05%		.04%

See footnote summary on page 46.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class C
Six Months Ended February 28, 2018 (unaudited)	Year Ended August 31,
2017	2016	2015	2014	2013

Net asset value, beginning of period	$ 16.15	$ 14.95	$ 14.51	$ 15.62	$ 13.21	$ 11.49

Income From Investment Operations
Net investment income (loss)(a)	.08	(b)	.36	(b)	.15	(b)	.23	(b)	.27	(b)	(.03)
Net realized and unrealized gain (loss) on investment transactions	1.35	1.57	.40	(1.11)	2.27	1.76

Net increase (decrease) in net asset value from operations	1.43	1.93	.55	(.88)	2.54	1.73

Less: Dividends and Distributions
Dividends from net investment income	(.36)	(.36)	(.11)	(.23)	(.13)	(.01)
Distributions from net realized gain on investment transactions	(.67)	(.37)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(1.03)	(.73)	(.11)	(.23)	(.13)	(.01)

Net asset value, end of period	$ 16.55	$ 16.15	$ 14.95	$ 14.51	$ 15.62	$ 13.21

Total Return
Total investment return based on net asset value(c)	8.94	%*	13.45	%*	3.81%	(5.62)%	19.36%	15.02%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$47,820	$55,532	$97,091	$108,828	$134,675	$129,818
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)†	1.38	%^	1.62%	1.64%	1.63%	1.75%	1.78%
Expenses, before waivers/reimbursements(d)†	1.77	%^	1.76%	1.76%	1.75%	1.76%	1.78%
Net investment income (loss)	.96	%(b)^	2.38	%(b)	1.06	%(b)	1.51	%(b)	1.84	%(b)	(.22)%
Portfolio turnover rate	11%	111%	9%	9%	20%	4%
† Expense ratios exclude the acquired fund fees of affiliated/unaffiliated underlying portfolios:	.42	%^	.34%	.41%	.38%	.05%	.04%

See footnote summary on page 46.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Advisor Class
Six Months Ended February 28, 2018 (unaudited)	Year Ended August 31,
2017	2016	2015	2014	2013

Net asset value, beginning of period	$ 16.25	$ 15.04	$ 14.62	$ 15.75	$ 13.37	$ 11.64

Income From Investment Operations
Net investment income(a)	.16	(b)	.52	(b)	.29	(b)	.37	(b)	.41	(b)	.09
Net realized and unrealized gain (loss) on investment transactions	1.36	1.58	.40	(1.11)	2.30	1.79

Net increase (decrease) in net asset value from operations	1.52	2.10	.69	(.74)	2.71	1.88

Less: Dividends and Distributions
Dividends from net investment income	(.59)	(.52)	(.27)	(.39)	(.33)	(.15)
Distributions from net realized gain on investment transactions	(.67)	(.37)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(1.26)	(.89)	(.27)	(.39)	(.33)	(.15)

Net asset value, end of period	$ 16.51	$ 16.25	$ 15.04	$ 14.62	$ 15.75	$ 13.37

Total Return
Total investment return based on net asset value(c)	9.45	%*	14.66	%*	4.82%	(4.66)%	20.53%	16.27%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$912,932	$857,397	$861,450	$858,681	$921,935	$800,563
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)†	.38	%^	.60%	.64%	.63%	.75%	.77%
Expenses, before waivers/reimbursements(d)†	.77	%^	.76%	.76%	.75%	.76%	.77%
Net investment income	1.98	%(b)^	3.39	%(b)	2.00	%(b)	2.42	%(b)	2.77	%(b)	.74%
Portfolio turnover rate	11%	111%	9%	9%	20%	4%
† Expense ratios exclude the acquired fund fees of affiliated/unaffiliated underlying portfolios:	.42	%^	.34%	.41%	.38%	.05%	.04%

See footnote summary on page 46.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class R
	Six Months Ended February 28, 2018 (unaudited)		Year Ended August 31,
			2017		2016		2015		2014		2013

Net asset value, beginning of period	$ 16.14		$ 14.94		$ 14.51		$ 15.63		$ 13.22		$ 11.45

Income From Investment Operations
Net investment income(a)	.11	(b)	.41	(b)	.21	(b)	.31	(b)	.33	(b)	.03
Net realized and unrealized gain (loss) on investment transactions	1.35		1.57		.37		(1.14)		2.26		1.74

Net increase (decrease) in net asset value from operations	1.46		1.98		.58		(.83)		2.59		1.77

Less: Dividends and Distributions
Dividends from net investment income	(.47)		(.41)		(.15)		(.29)		(.18)		– 0	–
Distributions from net realized gain on investment transactions	(.67)		(.37)		– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(1.14)		(.78)		(.15)		(.29)		(.18)		– 0	–

Net asset value, end of period	$ 16.46		$ 16.14		$ 14.94		$ 14.51		$ 15.63		$ 13.22

Total Return
Total investment return based on net asset value(c)	9.11	%*	13.88	%*	4.06%		(5.33)%		19.75%		15.46%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,292		$3,308		$3,360		$4,212		$5,665		$5,953
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)†	1.08	%^	1.30%		1.33%		1.32%		1.43%		1.41%
Expenses, before waivers/reimbursements(d)†	1.47	%^	1.46%		1.45%		1.44%		1.44%		1.41%
Net investment income	1.27	%(b)^	2.67	%(b)	1.46	%(b)	2.02	%(b)	2.27	%(b)	.21%
Portfolio turnover rate	11%		111%		9%		9%		20%		4%
† Expense ratios exclude the acquired fund fees of affiliated/unaffiliated underlying portfolios:	.42	%^	.34%		.41%		.38%		.05%		.04%

See footnote summary on page 46.

abfunds.com	AB WEALTH APPRECIATION STRATEGY | 43

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class K
Six Months Ended February 28, 2018 (unaudited)	Year Ended August 31,
2017	2016	2015	2014	2013

Net asset value, beginning of period	$ 16.17	$ 14.97	$ 14.54	$ 15.66	$ 13.28	$ 11.57

Income From Investment Operations
Net investment income(a)	.13	(b)	.48	(b)	.22	(b)	.28	(b)	.37	(b)	.05
Net realized and unrealized gain (loss) on investment transactions	1.36	1.55	.42	(1.07)	2.27	1.76

Net increase (decrease) in net asset value from operations	1.49	2.03	.64	(.79)	2.64	1.81

Less: Dividends and Distributions
Dividends from net investment income	(.53)	(.46)	(.21)	(.33)	(.26)	(.10)
Distributions from net realized gain on investment transactions	(.67)	(.37)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(1.20)	(.83)	(.21)	(.33)	(.26)	(.10)

Net asset value, end of period	$ 16.46	$ 16.17	$ 14.97	$ 14.54	$ 15.66	$ 13.28

Total Return
Total investment return based on net asset value(c)	9.28	%*	14.22	%*	4.48%	(5.07)%	20.12%	15.78%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,769	$12,527	$16,346	$15,751	$17,865	$16,319
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)†	.77	%^	.99%	1.01%	1.01%	1.12%	1.11%
Expenses, before waivers/reimbursements(d)†	1.16	%^	1.14%	1.12%	1.13%	1.13%	1.11%
Net investment income	1.62	%(b)^	3.18	%(b)	1.57	%(b)	1.85	%(b)	2.48	%(b)	.42%
Portfolio turnover rate	11%	111%	9%	9%	20%	4%
† Expense ratios exclude the acquired fund fees of affiliated/unaffiliated underlying portfolios:	.42	%^	.34%	.41%	.38%	.05%	.04%

See footnote summary on page 46.

44 | AB WEALTH APPRECIATION STRATEGY	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class I
Six Months Ended February 28, 2018 (unaudited)	Year Ended August 31,
2017	2016	2015	2014	2013

Net asset value, beginning of period	$ 16.22	$ 15.02	$ 14.59	$ 15.72	$ 13.34	$ 11.61

Income From Investment Operations
Net investment income(a)	.16	(b)	.50	(b)	.28	(b)	.62	(b)	.41	(b)	.09
Net realized and unrealized gain (loss) on investment transactions	1.35	1.58	.41	(1.36)	2.29	1.77

Net increase (decrease) in net asset value from operations	1.51	2.08	.69	(.74)	2.70	1.86

Less: Dividends and Distributions
Dividends from net investment income	(.55)	(.51)	(.26)	(.39)	(.32)	(.13)
Distributions from net realized gain on investment transactions	(.67)	(.37)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(1.22)	(.88)	(.26)	(.39)	(.32)	(.13)

Net asset value, end of period	$ 16.51	$ 16.22	$ 15.02	$ 14.59	$ 15.72	$ 13.34

Total Return
Total investment return based on net asset value(c)	9.43	%*	14.56	%*	4.82%	(4.72)%	20.53%	16.16%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$809	$726	$1,743	$1,781	$4,576	$3,886
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)†	.44	%^	.66%	.69%	.68%	.79%	.79%
Expenses, before waivers/reimbursements(d)†	.83	%^	.82%	.81%	.80%	.81%	.79%
Net investment income	1.92	%(b)^	3.24	%(b)	1.93	%(b)	3.99	%(b)	2.78	%(b)	.72%
Portfolio turnover rate	11%	111%	9%	9%	20%	4%
† Expense ratios exclude the acquired fund fees of affiliated/unaffiliated underlying portfolios:	.42	%^	.34%	.41%	.38%	.05%	.04%

See footnote summary on page 46.

abfunds.com	AB WEALTH APPRECIATION STRATEGY | 45

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of fees and expenses waived/reimbursed by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Strategy distributions or the redemption of Strategy shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	In connection with the Strategy’s investments in affiliated underlying portfolios, the Strategy incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Strategy in an amount equal to the Strategy’s pro rata share of certain acquired fund fees and expenses, and for the six months ended February 28, 2018 and year ended August 31, 2017, such waiver amounted to .39% (annualized) and .16%, respectively.

*	Includes the impact of proceeds received and credited to the Strategy resulting from class action settlements, which enhanced the Strategy’s performance for the six months ended February 28, 2018 and year ended August 31, 2017 by .03% and .05%, respectively.

^	Annualized.

See notes to financial statements.

46 | AB WEALTH APPRECIATION STRATEGY	abfunds.com

TRUSTEES

Marshall C. Turner, Jr.(1), Chairman Michael J. Downey(1) William H. Foulk, Jr.(1) Nancy P. Jacklin(1)	Robert M. Keith, President and Chief Executive Officer Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS
Ding Liu(2), Vice President Nelson Yu(2), Vice President Emilie D. Wrapp, Clerk Joseph J. Mantineo, Treasurer and Chief Financial Officer	Phyllis J. Clarke, Controller and Chief Accounting Officer Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company
State Street Corporation CCB/5
1 Iron Street
Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent

AllianceBernstein Investor
Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2	The day-to-day management of, and investment decisions for, the Strategy’s portfolio are made by the Adviser’s Multi-Asset Solutions Team. Messrs. Liu and Yu are the investment professionals primarily responsible for the day-to-day management of the AB Wealth Appreciation Strategy’s portfolio.

abfunds.com	AB WEALTH APPRECIATION STRATEGY | 47

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of The AB Portfolios (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Wealth Appreciation Strategy (the “Fund”) at a meeting held on August 1-2, 2017 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer), who acted as their independent fee consultant, of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters

48 | AB WEALTH APPRECIATION STRATEGY	abfunds.com

as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2015 and 2016 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationships with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationships with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

abfunds.com	AB WEALTH APPRECIATION STRATEGY | 49

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the underlying funds advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a peer group and a peer universe, and information prepared by the Adviser showing performance of the Class A Shares of the Fund against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2017 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, and their discussion with the Adviser of the reasons for the Fund’s underperformance in certain periods, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates paid by other funds in the same category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the

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evaluation from the Company’s Senior Officer and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund invests in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts, and that the Adviser had provided, and they had reviewed, information about the expense ratios of the relevant ETFs. The directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures for a fund or to temporarily “equitize” cash inflows pending purchases of underlying securities, that the advisory fee for the Fund is paid for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year and the information included the pro forma expense ratio to reflect a reduction in the Fund’s expense ratio effective since the recent changes to the Fund’s investment strategies. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s pro forma expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedules for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent

abfunds.com	AB WEALTH APPRECIATION STRATEGY | 51

consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

52 | AB WEALTH APPRECIATION STRATEGY	abfunds.com

This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

Sustainable International Thematic Fund1

INTERNATIONAL/ GLOBAL EQUITY (continued)

INTERNATIONAL/ GLOBAL VALUE

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio1

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

CLOSED-END FUNDS

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio1, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Money Market Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to November 10, 2017, Government Money Market Portfolio was named Government Exchange Reserves; prior to January 8, 2018, Sustainable International Thematic Fund was named International Growth Fund; prior to February 23, 2018, FlexFee High Yield Portfolio was named High Yield Portfolio.

abfunds.com	AB WEALTH APPRECIATION STRATEGY | 53

NOTES

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NOTES

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NOTES

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NOTES

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NOTES

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NOTES

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NOTES

60 | AB WEALTH APPRECIATION STRATEGY	abfunds.com

AB WEALTH APPRECIATION STRATEGY

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

WA-0152-0218

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AB Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 26, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 26, 2018